    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2011.

                                                             FILE NO. 333-101923

                                                                       811-04732

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 21                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 595                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

THE DIRECTOR


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
ADDRESS UNTIL AUGUST 13, 2011:
PO BOX 5085
HARTFORD, CONNECTICUT 06102-5085



ADDRESS AFTER AUGUST 13, 2011:
PO BOX 14293
LEXINGTON, KY 40512-4293


TELEPHONE:  1-800-862-6668 (CONTRACT OWNERS)
            1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series
VIII and Series VIIIR of The Director variable annuity. These Contracts are closed to new investors. Please read it carefully.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 2, 2011



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2011

2

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TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     9
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   11
PERFORMANCE RELATED INFORMATION                                               14
FIXED ACCUMULATION FEATURE                                                    14
THE CONTRACT                                                                  15
  Purchases and Contract Value                                                15
  Charges and Fees                                                            20
  The Hartford's Principal First and The Hartford's Principal First           23
   Preferred
  Death Benefit                                                               26
  Surrenders                                                                  34
ANNUITY PAYOUTS                                                               35
OTHER PROGRAMS AVAILABLE                                                      38
OTHER INFORMATION                                                             41
  Legal Proceedings                                                           43
  More Information                                                            43
FEDERAL TAX CONSIDERATIONS                                                    43
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      51
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES     APP IV-1
APPENDIX V -- ACCUMULATION UNIT VALUES                                   APP V-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Street North, Windsor, CT 06095-1512. Our standard mailing address is: P.O. Box 5085, Hartford, CT 06102-5085.



AFTER AUGUST 13, 2011, OUR OVERNIGHT ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT -- GLOBAL ANNUITIES, 745 WEST NEW CIRCLE ROAD BUILDING 200, 1ST FLOOR, LEXINGTON, KY 40511. OUR STANDARD MAILING ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT -- GLOBAL ANNUITIES, PO BOX 14293, LEXINGTON, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a

4

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Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNERS OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount. You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)                                7%
  First Year (2)
  Second Year                                                                                             7%
  Third Year                                                                                              7%
  Fourth Year                                                                                             6%
  Fifth Year                                                                                              5%
  Sixth Year                                                                                              4%
  Seventh Year                                                                                            3%
  Eighth Year                                                                                             0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charges in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.15%
  Total Separate Account Annual Expenses                                                                  1.15%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  MAV/EPB Death Benefit Charge (4)                                                                        0.30%
  The Hartford's Principal First Charge (5)                                                               0.75%
  The Hartford's Principal First Preferred Charge (5)                                                     0.20%
  Total Separate Account Annual Expenses with all optional charges (6)                                    2.20%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

(4) The MAV/EPB Death Benefit is not available for Contracts issued in Washington, New York or Minnesota. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington, New York or Minnesota. The charge is 0.30% of average daily Sub-Account Value.

(5) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You cannot choose both.

(6) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

6

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THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES
CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.34%              1.01%
(these are expenses that are deducted from Sub-Account
assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,022
3 years                                                                   $1,775
5 years                                                                   $2,342
10 years                                                                  $3,809



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $329
3 years                                                                   $1,061
5 years                                                                   $1,812
10 years                                                                  $3,779



(3)  If you do not Surrender your Contract:



1 year                                                                      $359
3 years                                                                   $1,091
5 years                                                                   $1,842
10 years                                                                  $3,809


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into
Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?." Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

8

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AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        7%
          3                        7%
          4                        6%
          5                        5%
          6                        4%
          7                        3%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE GENERAL ACCOUNT



The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.


THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all

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                                                                          11

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  guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


THE FUNDS



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD SMALL/MID CAP EQUITY HLS FUND  Seeks long-term growth of capital            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL HEALTH HLS FUND --      Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA (A)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company

12

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
  HARTFORD INDEX HLS FUND -- CLASS IA    Seeks to provide high current income, and    HL Investment Advisors, LLC
                                         long-term total return                       Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND --       Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA +                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD STOCK HLS FUND -- CLASS IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      General Account



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.




(a)    Closed to Contracts issued on or after 8/13/2004.



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.


** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this product.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

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                                                                          13

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-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to ..55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, BlackRock Investment, LLC, Branch Banking & Trust Company, Columbia Management Distributors, Inc., Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you

14

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select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and
0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $129.4 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment

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Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.


We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.


We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by state.


ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.


From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are 6 months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VIII of the Contract was sold before January 30, 2004. Series VIIIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

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To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

If you purchase your Contract in Alabama, we will accept subsequent Premium Payments only during the first Contract Year. If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

-   Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost

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Averaging Plus, Static Asset Allocation Models and certain Automatic Income
Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.

You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from the Hartford Money Market HLS Fund Sub-Account to another investment option.

When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- we will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

18

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In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to                   Yes
a growth Sub-Account
Transfer $10,000 from a money market Sub-Account to                   Yes
any number of other Sub-Accounts (dividing the $10,000
among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts            Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a                  No
growth Sub-Account and then, before the end of that same
Valuation Day, transfer the same $10,000 from the growth
Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we

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have agreed to serve as a Fund's agent to help monitor compliance with that
Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf) However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

20

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FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may
transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        7%
          3                        7%
          4                        6%
          5                        5%
          6                        4%
          7                        3%
      8 or more                    0%


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                                                                          21

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SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales
Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 5% on that amount, or $500.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or $140.

-   Your Contingent Deferred Sales Charge is $640.

If you have any questions about these charges, please contact your Registered Representative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

-   have owned the Contract continuously since it was issued,

-   provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR THE HARTFORD'S PRINCIPAL FIRST PREFERRED BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal

22

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  to the Required Minimum Distribution for the Contract without a Contingent
  Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.15% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal

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  to an annual charge of 0.30% of your Contract Value invested in the
  Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. You will be subject to fee increases if you elect to step-up the Benefit Amount.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred can be elected for an additional annual charge. We will deduct the charge on a daily basis based on your Contract Value invested in the Sub-Accounts. We will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel it. You may elect the annuitization option at any time. You may elect to cancel this rider after the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, THE ANNUAL MAINTENANCE FEE, AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED

You may elect The Hartford's Principal First at any time, provided we are still offering this rider for new sales. The Hartford's Principal First Preferred is closed to new investors.

Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated. You may terminate this rider by submitting The Hartford's Principal First Preferred Termination Form to our Administrative Offices or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary.

Whether you elect either The Hartford's Principal First or The Hartford's Principal First Preferred, a company-sponsored exchange will not be considered to be a revocation or termination of either benefit.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

-   Your Benefit Amount can never be more than $5 million dollars.

-   Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First or The Hartford's Principal First Preferred, respectively.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.

If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after you purchase your Contract, we count the first year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

24

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Benefit Payments are treated as partial Surrenders and are deducted from your
Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

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                                                                          25

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KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S
PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.

      FEATURES                    THE HARTFORD'S PRINCIPAL FIRST                     THE HARTFORD'S PRINCIPAL FIRST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
Charge                0.75% of Sub-Account Value                               0.20% of Sub-Account Value
Benefit Payment       7% of Benefit Amount                                     5% of Benefit Amount
Revocability          - Irrevocable.                                           - Revocable anytime after the 5th Contract Year or
                      - Charge continues to be deducted until we begin to      the 5th anniversary of the date you added The
                      make annuity payouts.                                    Hartford's Principal First Preferred to your
                                                                               Contract.
                                                                               - Charge continues to be deducted until we begin to
                                                                               make annuity payout or charge will terminate if The
                                                                               Hartford's Principal First Preferred is cancelled.
Step Up               - After the 5th Contract Year, every five years          - Not Available.
                      thereafter if elected.
Maximum Issue Age     - Non-Qualified & Roth IRA -- Age 85                     - Non-Qualified & Roth IRA -- Age 85
                      - IRA/Qualified -- Age 80                                - IRA/Qualified -- Age 70
Investment            - None                                                   - You are not permitted to transfer more than 10% of
Restrictions                                                                   your Contract Value as of your last Contract
                                                                               Anniversary between certain investment options. This
                                                                               restriction is not currently enforced.
Spousal Continuation  - Available                                              - Available

THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. AT THE TIME YOU ELECT TO "STEP-UP," WE MAY BE CHARGING MORE FOR THE HARTFORD'S PRINCIPAL FIRST, BUT IN NO EVENT WILL THIS CHARGE EXCEED 0.75% ANNUALLY. REGARDLESS OF WHEN YOU BOUGHT YOUR CONTRACT, UPON "STEP-UP" WE WILL CHARGE YOU THE CURRENT CHARGE. BEFORE YOU DECIDE TO "STEP-UP," YOU SHOULD REQUEST A CURRENT PROSPECTUS WHICH WILL DESCRIBE THE CURRENT CHARGE FOR THIS BENEFIT.

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider

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26

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  anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Currently, there are no such limitations. Contracts issued in Connecticut are not subject to these limitations.

REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equals or exceeds $100,000.

For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.


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THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN
THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD
DEATH BENEFIT
CHOICES                                    SUMMARY                                           HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------
Asset Protection      Not available if you elect the Premium Protection   This Death Benefit is the greatest of:
Death                 Death Benefit.                                      -- Contract Value; or
Benefit               No extra charge.                                    -- Contract Value PLUS 25% of the total Premium
                      If you do not elect a Death Benefit, we will issue  Payments excluding any subsequent Premium Payments
                      your Contract with the Asset Protection Death       we receive within 12 months of death or after
                      Benefit.                                            death. Premium Payments are adjusted for any
                                                                          partial Surrenders; or
                                                                          -- Contract Value PLUS 25% of your Maximum
                                                                          Anniversary Value excluding any subsequent Premium
                                                                          Payments we receive within 12 months of death or
                                                                          after death.
                                                                          This Death Benefit cannot exceed the greatest of:
                                                                          -- Contract Value; or
                                                                          -- Total Premium Payments adjusted for any partial
                                                                          Surrenders; or
                                                                          -- Your Maximum Anniversary Value.
Premium Protection    Not available if you elect the Asset Protection     This Death Benefit is the greater of:
Death                 Death Benefit.                                      -- Contract Value; or
Benefit               No extra charge.                                    -- Total Premium Payments you have made to us
                      You cannot choose this Death Benefit if either you  minus an adjustment for any partial Surrenders.
                      or your Annuitant are 76 years old or older.

OPTIONAL DEATH BENEFIT                       SUMMARY                                           HOW IT WORKS
------------------------------------------------------------------------------------------------------------------------------
MAV/EPB Death           Optional Death Benefit that is available for an     If you elect this Death Benefit with the Asset
Benefit                 additional annual charge equal to 0.30% of your     Protection Death Benefit, your Death Benefit will
                        Contract Value invested in the Sub-Accounts and is  be the greatest of:
                        deducted daily.                                     -- The Asset Protection Death Benefit described
                        Only available upon purchase.                       above;
                        May elect in addition to either the Asset           -- The total Premium Payments you have made to us
                        Protection Death Benefit or the Premium Protection  adjusted for any partial Surrenders;
                        Death Benefit. The Death Benefit will be the same   -- Your Maximum Anniversary Value; or
                        regardless of whether you elect the Asset           -- The Earnings Protection Benefit.
                        Protection Death Benefit or the Premium Protection  If you elect this Death Benefit with the Premium
                        Death Benefit.                                      Protection Death Benefit, your Death Benefit will
                        You cannot choose this Death Benefit by itself.     be the greatest of:
                        You cannot choose this Death Benefit if you or      -- The Premium Protection Death Benefit described
                        your Annuitant are 76 years old or older.           above;
                                                                            -- Your Maximum Anniversary Value; or
                                                                            -- The Earnings Protection Benefit.


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28

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ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

-     You made an initial Premium Payment of $100,000.
-     In your fourth Contract Year, you made a partial Surrender of $8,000.
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.
- On the day we calculate the Death Benefit, your Contract Value was $115,000.
-     Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding the    Based on the assumptions above, here is how we would do the
greatest of these three values:                                   actual calculations:
-- Contract Value or                                              Contract Value equals $115,000.
-- Contract Value PLUS 25% of the total Premium Payments          $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
-- Contract Value PLUS 25% of your Maximum Anniversary Value      $115,000 + [25% ($150,000)] = $152,500.
excluding any subsequent Premium Payments we receive within 12 months of death or after death.

THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH BENEFIT MAXIMUM.

Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest       Based on the assumptions above, here is the calculation of
of:                                                                 the Asset Protection Death Benefit Maximum:
-- Contract Value;                                                  - Contract Value is $115,000,
-- total Premium Payments you have made to us, adjusted for         - total Premium Payments you have made to us minus an
any partial Surrenders; or                                          adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                    $92,000], or
-- Your Maximum Anniversary Value.                                  - Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000,
the maximum Death Benefit is $150,000.

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see Appendix II.

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the

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adjustment to your Anniversary Value for partial Surrenders by reducing your
Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.

Assume that:

-     You made an initial Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death        Based on the assumptions above,
Benefit by finding the greater of these          here is how we would do the
two values:                                      actual
                                                 calculations:
-- Contract Value; or                            - $115,000
-- Total Premium Payments you have made to       - $100,000 - $8,000 = $92,000
us minus an adjustment for any partial
Surrenders.
Because your Contract Value was greater
than the adjusted total Premium Payments,
your Death Benefit is $115,000.

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

For examples of how we calculate the Death Benefit, see Appendix II.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington, New York or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

 MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH BENEFIT   MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset Protection   The Death Benefit will be the greatest of the Premium Protection
Death Benefit or the following three values:                     Death Benefit or the following two values:
- The total Premium Payments you have made to us minus an        - Your Maximum Anniversary Value; or
adjustment for any partial Surrenders;
- Your Maximum Anniversary Value; or                             - The Earnings Protection Benefit, which is discussed below.
- The Earnings Protection Benefit, which is discussed below.

30

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-     If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

For examples of how we calculate the Death Benefit, see Appendix II.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

-   40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

For examples of how we calculate the Death Benefit, see Appendix II.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-     You made a single Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000,
-     Your Maximum Anniversary Value was $150,000.

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Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT         MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
Asset Protection Death        $150,000                          Premium Protection            $115,000
Benefit (see Example                                            Death Benefit (see
above)                                                          Example above)
The total Premium             $100,000 - $8,000 = $92,000       Your Maximum                  $150,000
Payments you have made                                          Anniversary Value; or
to us minus an
adjustment for any
partial Surrenders;
Your Maximum                  $150,000                          The Earnings Protection       Contract Value minus Contract Value on
Anniversary Value; or                                           Benefit                       the date you purchased your Contract
                                                                                              [$115,000 - $100,000 = $15,000]
                                                                                              40% of Contract gain plus Contract
                                                                                              Value [$15,000 x 40% = $6,000] +
                                                                                              $115,000 = $121,000]
The Earnings Protection       Contract Value minus Contract     Death Benefit Amount          Because the Maximum Anniversary Value
Benefit                       Value on the date you purchased                                 was the greatest of the three values
                              your Contract [$115,000 -                                       compared, the Death Benefit is
                              $100,000 = $15,000]                                             $150,000
                              40% of Contract gain plus
                              Contract Value [$15,000 x 40% =
                              $6,000] + $115,000 = $121,000]
Death Benefit Amount          Because the Maximum Anniversary
                              Value was the greatest of the
                              four values compared, the Death
                              Benefit is $150,000

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN WASHINGTON, NEW YORK OR MINNESOTA

The optional Death Benefit is different for Contracts issued in Washington, New York or Minnesota. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

-   Your Maximum Anniversary Value.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or Your Maximum Anniversary Value.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive

32

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within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

-   Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

-   The aggregate Premium Payments reduced by an adjustment for any Surrenders;
    or

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.



If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on

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IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

34

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of

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                                                                          35

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Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not

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choose a fixed dollar amount Annuity Payout during the first two Contract Years.
If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. The Hartford's Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford's Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.


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THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts

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throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet you income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I Transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk

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tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

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-   You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the

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  relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up"): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

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Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney


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Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors
Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2010, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2010, Additional Payments did not in the aggregate exceed approximately $36 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


ADDRESS UNTIL AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085



ADDRESS AFTER AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 14293
Lexington, KY 40512-4293


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing

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provisions of the Internal Revenue Code ("Code"), Treasury Regulations
thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS


Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net


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surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:


- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".


iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


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iv.  The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:


       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.


       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.


       3.   Distributions attributable to a taxpayer's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).


       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the

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prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under

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48

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Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract

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are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed

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received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and
Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.


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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS


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                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

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APP I-2

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may apply to any eligible rollover distribution from certain types of Qualified
Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

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                                                                     APP I-3

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under certain circumstances. Anyone considering the purchase of a Qualified
Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

                                                                     APP I-5

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the

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actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of

                                                                     APP I-7

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Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

                                                                     APP V-1

-------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.095           $0.850           $1.258           $1.193
  Accumulation Unit Value at end of
   period                                   $1.213           $1.095           $0.850           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               29,131           30,412           34,171           41,460
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.035           $0.812               --               --
  Accumulation Unit Value at end of
   period                                   $1.135           $1.035               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  629              165               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.981           $1.375           $2.557           $2.214
  Accumulation Unit Value at end of
   period                                   $2.281           $1.981           $1.375           $2.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,698           38,043           39,371           45,234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.942           $1.363               --               --
  Accumulation Unit Value at end of
   period                                   $2.213           $1.942               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,008              363               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.967           $0.779           $1.256           $1.172
  Accumulation Unit Value at end of
   period                                   $1.090           $0.967           $0.779           $1.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,107           11,117           12,050           13,737
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.992           $0.807               --               --
  Accumulation Unit Value at end of
   period                                   $1.107           $0.992               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  191                8               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.090           $1.028           $1.003           $0.913
  Accumulation Unit Value at end of
   period                                   $1.193           $1.090           $1.028           $1.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               43,907           47,018           45,275           13,720
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.921           $1.682           $1.425           $1.124
  Accumulation Unit Value at end of
   period                                   $2.214           $1.921           $1.682           $1.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               48,506           52,570           52,891           12,314
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.055           $1.001           $0.934           $0.798
  Accumulation Unit Value at end of
   period                                   $1.172           $1.055           $1.001           $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,116           13,664            8,278            1,573
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP V-2

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.439           $1.168           $1.748           $1.633
  Accumulation Unit Value at end of
   period                                   $1.610           $1.439           $1.168           $1.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,627           33,563           37,283           43,398
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.285           $1.053               --               --
  Accumulation Unit Value at end of
   period                                   $1.423           $1.285               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,275              314               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.100           $0.820           $1.746           $1.412
  Accumulation Unit Value at end of
   period                                   $1.243           $1.100           $0.820           $1.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,651            7,347            8,279            8,554
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.503           $1.133               --               --
  Accumulation Unit Value at end of
   period                                   $1.680           $1.503               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122                6               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.035           $1.677           $2.279           $2.172
  Accumulation Unit Value at end of
   period                                   $2.154           $2.035           $1.677           $2.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  970            1,109            1,221            1,468
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.853           $1.543               --               --
  Accumulation Unit Value at end of
   period                                   $1.941           $1.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               --               --               --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.674           $6.174          $10.486               --
  Accumulation Unit Value at end of
   period                                   $9.948           $8.674           $6.174               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  123              128               94               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.508           $6.119               --               --
  Accumulation Unit Value at end of
   period                                   $9.656           $8.508               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.183           $0.892           $1.549           $1.342
  Accumulation Unit Value at end of
   period                                   $1.396           $1.183           $0.892           $1.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,625            3,323            3,889            4,721
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.093           $0.832               --               --
  Accumulation Unit Value at end of
   period                                   $1.276           $1.093               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46                7               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.373           $1.311           $1.179           $1.019
  Accumulation Unit Value at end of
   period                                   $1.633           $1.373           $1.311           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               45,507           45,257           36,334            8,686
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.252           $1.234           $1.047           $0.870
  Accumulation Unit Value at end of
   period                                   $1.412           $1.252           $1.234           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,381           10,241            9,268            1,021
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.977           $1.778           $1.595           $1.396
  Accumulation Unit Value at end of
   period                                   $2.172           $1.977           $1.778           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,679            2,049            2,262            1,075
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.298           $1.254           $1.128           $0.956
  Accumulation Unit Value at end of
   period                                   $1.342           $1.298           $1.254           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,795            4,986            3,506              918
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                     APP V-3

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.422           $1.110           $2.067           $1.612
  Accumulation Unit Value at end of
   period                                   $1.653           $1.422           $1.110           $2.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,634            6,180            6,879            8,085
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.313           $1.036               --               --
  Accumulation Unit Value at end of
   period                                   $1.510           $1.313               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64                7               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.528           $1.028           $1.390           $1.368
  Accumulation Unit Value at end of
   period                                   $1.755           $1.528           $1.028           $1.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,717            5,699            4,853            6,250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.452           $0.987               --               --
  Accumulation Unit Value at end of
   period                                   $1.650           $1.452               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  331               23               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.896           $0.719           $1.156           $1.111
  Accumulation Unit Value at end of
   period                                   $1.016           $0.896           $0.719           $1.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,744            6,669            7,606            8,314
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.882           $0.715               --               --
  Accumulation Unit Value at end of
   period                                   $0.990           $0.882               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              263               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.305           $0.989           $1.733           $1.375
  Accumulation Unit Value at end of
   period                                   $1.477           $1.305           $0.989           $1.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,640           11,336           12,755           15,285
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.258           $0.963               --               --
  Accumulation Unit Value at end of
   period                                   $1.409           $1.258               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  431               48               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.497           $1.050           $1.777           $1.760
  Accumulation Unit Value at end of
   period                                   $1.845           $1.497           $1.050           $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,176            4,184            5,039            5,967
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.373           $0.973               --               --
  Accumulation Unit Value at end of
   period                                   $1.675           $1.373               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  169               25               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.456           $1.266           $1.093           $0.902
  Accumulation Unit Value at end of
   period                                   $1.612           $1.456           $1.266           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,420            9,144            6,858            1,344
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.245           $1.233           $1.161           $1.075
  Accumulation Unit Value at end of
   period                                   $1.368           $1.245           $1.233           $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,484            6,922            6,749            2,769
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.974           $0.942           $0.864           $0.750
  Accumulation Unit Value at end of
   period                                   $1.111           $0.974           $0.942           $0.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,686            9,567            8,523            2,597
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.118           $0.987           $0.845           $0.680
  Accumulation Unit Value at end of
   period                                   $1.375           $1.118           $0.987           $0.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,337           14,365           10,109              988
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.511           $1.389           $1.208           $0.971
  Accumulation Unit Value at end of
   period                                   $1.760           $1.511           $1.389           $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,367            6,829            7,389            3,097
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP V-4

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.184           $1.197           $1.186           $1.143
  Accumulation Unit Value at end of
   period                                   $1.171           $1.184           $1.197           $1.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,347           13,151           27,441            7,793
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.119           $1.143               --               --
  Accumulation Unit Value at end of
   period                                   $1.095           $1.119               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  418              310               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.335           $1.044           $1.779           $1.575
  Accumulation Unit Value at end of
   period                                   $1.638           $1.335           $1.044           $1.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,031            2,259            2,427            3,175
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.416           $1.119               --               --
  Accumulation Unit Value at end of
   period                                   $1.719           $1.416               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               52               --               --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.414           $5.756          $10.253               --
  Accumulation Unit Value at end of
   period                                  $10.467           $8.414           $5.756               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201              274               26               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.254           $5.706               --               --
  Accumulation Unit Value at end of
   period                                  $10.160           $8.254               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.151           $0.860           $1.391           $1.433
  Accumulation Unit Value at end of
   period                                   $1.554           $1.151           $0.860           $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,820            8,246            8,578           10,077
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.063           $0.803               --               --
  Accumulation Unit Value at end of
   period                                   $1.420           $1.063               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127               12               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.886           $0.633           $1.126           $1.075
  Accumulation Unit Value at end of
   period                                   $1.005           $0.886           $0.633           $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,297           23,455           26,530           29,746
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.866           $0.625               --               --
  Accumulation Unit Value at end of
   period                                   $0.972           $0.866               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361               69               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.104           $1.086           $1.088           $1.092
  Accumulation Unit Value at end of
   period                                   $1.143           $1.104           $1.086           $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,193            4,540            2,697              595
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.393           $1.164           $1.050           $0.827
  Accumulation Unit Value at end of
   period                                   $1.575           $1.393           $1.164           $1.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,277            3,244            3,561            1,485
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.357           $1.236           $1.083           $0.832
  Accumulation Unit Value at end of
   period                                   $1.433           $1.357           $1.236           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,201           10,429            7,647            1,539
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.949           $0.876           $0.850           $0.736
  Accumulation Unit Value at end of
   period                                   $1.075           $0.949           $0.876           $0.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,733           32,818           27,673            7,099
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                     APP V-5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.624           $1.428           $1.564           $1.512
  Accumulation Unit Value at end of
   period                                   $1.726           $1.624           $1.428           $1.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               30,695           32,621           32,084           37,669
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.457           $1.295               --               --
  Accumulation Unit Value at end of
   period                                   $1.532           $1.457               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  951              209               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.169           $1.144           $1.164           $1.129
  Accumulation Unit Value at end of
   period                                   $1.199           $1.169           $1.144           $1.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,364           14,325           15,797           13,508
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.079           $1.067               --               --
  Accumulation Unit Value at end of
   period                                   $1.096           $1.079               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  433              162               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.184           $0.963           $1.477           $1.371
  Accumulation Unit Value at end of
   period                                   $1.342           $1.184           $0.963           $1.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,871            2,307            2,797            4,331
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.086           $0.893               --               --
  Accumulation Unit Value at end of
   period                                   $1.218           $1.086               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  179               13               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.459           $1.441           $1.393           $1.379
  Accumulation Unit Value at end of
   period                                   $1.512           $1.459           $1.441           $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,710           37,277           30,236            8,150
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.093           $1.083           $1.100
  Accumulation Unit Value at end of
   period                                   $1.129           $1.098           $1.093           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,676           12,636            9,040            1,855
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.138           $1.065           $0.973           $0.847
  Accumulation Unit Value at end of
   period                                   $1.371           $1.138           $1.065           $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,739            3,178            2,554            1,295
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.095           $0.850           $1.258           $1.193
  Accumulation Unit Value at end of
   period                                   $1.213           $1.095           $0.850           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,740           51,227           60,255           74,717
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.035           $0.812               --               --
  Accumulation Unit Value at end of
   period                                   $1.135           $1.035               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  659              200               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.090           $1.028           $1.003           $0.913
  Accumulation Unit Value at end of
   period                                   $1.193           $1.090           $1.028           $1.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               84,580           94,434           96,775           52,996
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP V-6

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.981           $1.375           $2.557           $2.214
  Accumulation Unit Value at end of
   period                                   $2.281           $1.981           $1.375           $2.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,461           48,314           52,260           59,943
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.942           $1.363               --               --
  Accumulation Unit Value at end of
   period                                   $2.213           $1.942               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  963              379               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.967           $0.779           $1.256           $1.172
  Accumulation Unit Value at end of
   period                                   $1.090           $0.967           $0.779           $1.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,577           23,476           26,381           28,795
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.992           $0.807               --               --
  Accumulation Unit Value at end of
   period                                   $1.107           $0.992               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  326              141               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.439           $1.168           $1.748           $1.633
  Accumulation Unit Value at end of
   period                                   $1.610           $1.439           $1.168           $1.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               61,864           69,765           78,520           92,590
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.285           $1.053               --               --
  Accumulation Unit Value at end of
   period                                   $1.423           $1.285               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,045              490               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.100           $0.820           $1.746           $1.412
  Accumulation Unit Value at end of
   period                                   $1.243           $1.100           $0.820           $1.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,681           12,909           14,994           16,655
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.503           $1.133               --               --
  Accumulation Unit Value at end of
   period                                   $1.680           $1.503               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  128               78               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.035           $1.677           $2.279           $2.172
  Accumulation Unit Value at end of
   period                                   $2.154           $2.035           $1.677           $2.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  968            1,132            1,457            1,983
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.853           $1.543               --               --
  Accumulation Unit Value at end of
   period                                   $1.941           $1.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               15               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.921           $1.682           $1.425           $1.124
  Accumulation Unit Value at end of
   period                                   $2.214           $1.921           $1.682           $1.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               65,998           72,256           74,071           29,828
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.055           $1.001           $0.934           $0.798
  Accumulation Unit Value at end of
   period                                   $1.172           $1.055           $1.001           $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               30,396           32,017           24,461           10,048
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.373           $1.311           $1.179           $1.019
  Accumulation Unit Value at end of
   period                                   $1.633           $1.373           $1.311           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               98,400          103,887           92,438           46,622
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.252           $1.234           $1.047           $0.870
  Accumulation Unit Value at end of
   period                                   $1.412           $1.252           $1.234           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,736           19,780           17,780            5,070
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.977           $1.778           $1.595           $1.396
  Accumulation Unit Value at end of
   period                                   $2.172           $1.977           $1.778           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,213            2,373            2,554            1,535
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                     APP V-7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.674           $6.174          $10.486               --
  Accumulation Unit Value at end of
   period                                   $9.948           $8.674           $6.174               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  207              261              336               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.508           $6.119               --               --
  Accumulation Unit Value at end of
   period                                   $9.656           $8.508               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.183           $0.892           $1.549           $1.342
  Accumulation Unit Value at end of
   period                                   $1.396           $1.183           $0.892           $1.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,967           10,085           11,781           14,114
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.093           $0.832               --               --
  Accumulation Unit Value at end of
   period                                   $1.276           $1.093               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  190              101               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.422           $1.110           $2.067           $1.612
  Accumulation Unit Value at end of
   period                                   $1.653           $1.422           $1.110           $2.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,434            9,115            9,815           11,217
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.313           $1.036               --               --
  Accumulation Unit Value at end of
   period                                   $1.510           $1.313               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103               58               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.528           $1.028           $1.390           $1.368
  Accumulation Unit Value at end of
   period                                   $1.755           $1.528           $1.028           $1.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,759            9,920            9,810           11,834
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.452           $0.987               --               --
  Accumulation Unit Value at end of
   period                                   $1.650           $1.452               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  233               46               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.896           $0.719           $1.156           $1.111
  Accumulation Unit Value at end of
   period                                   $1.016           $0.896           $0.719           $1.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,282            5,874            6,185            7,318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.882           $0.715               --               --
  Accumulation Unit Value at end of
   period                                   $0.990           $0.882               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  124               30               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.298           $1.254           $1.128           $0.956
  Accumulation Unit Value at end of
   period                                   $1.342           $1.298           $1.254           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,460           17,119           14,595            6,498
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.456           $1.266           $1.093           $0.902
  Accumulation Unit Value at end of
   period                                   $1.612           $1.456           $1.266           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,154           11,361            6,627            2,325
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.245           $1.233           $1.161           $1.075
  Accumulation Unit Value at end of
   period                                   $1.368           $1.245           $1.233           $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,719           12,985           13,104            8,766
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.974           $0.942           $0.864           $0.750
  Accumulation Unit Value at end of
   period                                   $1.111           $0.974           $0.942           $0.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,896            8,656            7,744            2,671
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP V-8

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.305           $0.989           $1.733           $1.375
  Accumulation Unit Value at end of
   period                                   $1.477           $1.305           $0.989           $1.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,210           17,829           19,988           21,775
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.258           $0.963               --               --
  Accumulation Unit Value at end of
   period                                   $1.409           $1.258               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  586              160               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.497           $1.050           $1.777           $1.760
  Accumulation Unit Value at end of
   period                                   $1.845           $1.497           $1.050           $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,175           10,870           13,035           16,501
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.373           $0.973               --               --
  Accumulation Unit Value at end of
   period                                   $1.675           $1.373               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  327               34               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.184           $1.197           $1.186           $1.143
  Accumulation Unit Value at end of
   period                                   $1.171           $1.184           $1.197           $1.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,297           15,601           27,448           13,203
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.119           $1.143               --               --
  Accumulation Unit Value at end of
   period                                   $1.095           $1.119               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  662              806               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.335           $1.044           $1.779           $1.575
  Accumulation Unit Value at end of
   period                                   $1.638           $1.335           $1.044           $1.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,668            3,534            3,767            4,439
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.416           $1.119               --               --
  Accumulation Unit Value at end of
   period                                   $1.719           $1.416               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               37               --               --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.414           $5.756          $10.253               --
  Accumulation Unit Value at end of
   period                                  $10.467           $8.414           $5.756               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292              274               82               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.254           $5.706               --               --
  Accumulation Unit Value at end of
   period                                  $10.160           $8.254               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.118           $0.987           $0.845           $0.680
  Accumulation Unit Value at end of
   period                                   $1.375           $1.118           $0.987           $0.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,766           24,135           18,316            1,868
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.511           $1.389           $1.208           $0.971
  Accumulation Unit Value at end of
   period                                   $1.760           $1.511           $1.389           $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,973           20,760           22,815           13,831
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.104           $1.086           $1.088           $1.092
  Accumulation Unit Value at end of
   period                                   $1.143           $1.104           $1.086           $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,711            6,775            4,538            2,692
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.393           $1.164           $1.050           $0.827
  Accumulation Unit Value at end of
   period                                   $1.575           $1.393           $1.164           $1.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,946            4,721            5,509            3,229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                     APP V-9

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.151           $0.860           $1.391           $1.433
  Accumulation Unit Value at end of
   period                                   $1.554           $1.151           $0.860           $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,864           11,052           12,216           13,519
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.063           $0.803               --               --
  Accumulation Unit Value at end of
   period                                   $1.420           $1.063               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  327               52               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.886           $0.633           $1.126           $1.075
  Accumulation Unit Value at end of
   period                                   $1.005           $0.886           $0.633           $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,826           38,816           46,025           51,409
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.866           $0.625               --               --
  Accumulation Unit Value at end of
   period                                   $0.972           $0.866               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  513              234               --               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.624           $1.428           $1.564           $1.512
  Accumulation Unit Value at end of
   period                                   $1.726           $1.624           $1.428           $1.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,254           38,193           39,538           44,725
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.457           $1.295               --               --
  Accumulation Unit Value at end of
   period                                   $1.532           $1.457               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  703              325               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.169           $1.144           $1.164           $1.129
  Accumulation Unit Value at end of
   period                                   $1.199           $1.169           $1.144           $1.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,902           17,092           19,473           17,648
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.079           $1.067               --               --
  Accumulation Unit Value at end of
   period                                   $1.096           $1.079               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  406               96               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.184           $0.963           $1.477           $1.371
  Accumulation Unit Value at end of
   period                                   $1.342           $1.184           $0.963           $1.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,943            4,594            5,405            6,630
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.086           $0.893               --               --
  Accumulation Unit Value at end of
   period                                   $1.218           $1.086               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  266                6               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.357           $1.236           $1.083           $0.832
  Accumulation Unit Value at end of
   period                                   $1.433           $1.357           $1.236           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,110           15,350           11,063            2,072
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.949           $0.876           $0.850           $0.736
  Accumulation Unit Value at end of
   period                                   $1.075           $0.949           $0.876           $0.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               57,205           62,051           55,257           21,944
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.459           $1.441           $1.393           $1.379
  Accumulation Unit Value at end of
   period                                   $1.512           $1.459           $1.441           $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,149           42,811           35,794           14,641
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.093           $1.083           $1.100
  Accumulation Unit Value at end of
   period                                   $1.129           $1.098           $1.093           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,206           17,862           13,407            3,657
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.138           $1.065           $0.973           $0.847
  Accumulation Unit Value at end of
   period                                   $1.371           $1.138           $1.065           $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,717            6,348            4,786            2,288
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

To obtain a Statement of Additional Information, please complete the form below and mail to:


         ADDRESS UNTIL AUGUST 13, 2011:



         The Hartford Wealth Management -- Global Annuities
       PO Box 5085
       Hartford, Connecticut 06102-5085



         ADDRESS AFTER AUGUST 13, 2011:



         The Hartford Wealth Management -- Global Annuities
       PO Box 14293
       Lexington, KY 40512-4293


Please send a Statement of Additional Information for Series VIII and Series VIIIR of The Director variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TWO

                  SERIES VIII AND SERIES VIIIR OF THE DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to:



ADDRESS UNTIL AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085



ADDRESS AFTER AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 14293
Lexington, KY 40512-4293



Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: 5,982,846; 2009: $3,665,638; and 2008: $8,624,644.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE INSURANCE COMPANY



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.095           $0.850           $1.258           $1.193
  Accumulation Unit Value at end of
   period                                   $1.213           $1.095           $0.850           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               29,131           30,412           34,171           41,460
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.078           $0.839           $1.244           $1.182
  Accumulation Unit Value at end of
   period                                   $1.193           $1.078           $0.839           $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,399            1,250            1,477            1,753
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.709           $3.667           $5.442           $5.178
  Accumulation Unit Value at end of
   period                                   $5.204           $4.709           $3.667           $5.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,193            3,572            4,662            6,246
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.098           $0.855           $1.270           $1.209
  Accumulation Unit Value at end of
   period                                   $1.213           $1.098           $0.855           $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,149           59,749           71,639           93,144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.081           $0.844           $1.255           $1.196
  Accumulation Unit Value at end of
   period                                   $1.192           $1.081           $0.844           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               54,493           62,884           70,861           81,158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.081           $0.844           $1.255           $1.196
  Accumulation Unit Value at end of
   period                                   $1.192           $1.081           $0.844           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               54,493           62,884           70,861           81,158
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.566           $3.568           $5.314           $5.074
  Accumulation Unit Value at end of
   period                                   $5.028           $4.566           $3.568           $5.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,314            1,844            2,258            3,016
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.059           $0.828               --               --
  Accumulation Unit Value at end of
   period                                   $1.165           $1.059               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,168            4,613               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.515           $3.534           $5.271           $5.040
  Accumulation Unit Value at end of
   period                                   $4.965           $4.515           $3.534           $5.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,586            1,824            2,174            2,313

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.090           $1.028           $1.003           $0.913
  Accumulation Unit Value at end of
   period                                   $1.193           $1.090           $1.028           $1.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               43,907           47,018           45,275           13,720
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.083           $1.023           $0.981               --
  Accumulation Unit Value at end of
   period                                   $1.182           $1.083           $1.023               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,826            1,768              501               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.746           $4.490           $4.391           $4.006
  Accumulation Unit Value at end of
   period                                   $5.178           $4.746           $4.490           $4.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,028            7,962            8,349            7,384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.109           $1.050           $1.027           $0.937
  Accumulation Unit Value at end of
   period                                   $1.209           $1.109           $1.050           $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              110,064          129,779          145,773          110,076
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.041           $0.999               --
  Accumulation Unit Value at end of
   period                                   $1.196           $1.098           $1.041               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               88,508           94,623           82,438               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.041           $1.025               --
  Accumulation Unit Value at end of
   period                                   $1.196           $1.098           $1.041               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               88,508           94,623           82,438               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.667           $4.431           $4.348           $3.975
  Accumulation Unit Value at end of
   period                                   $5.074           $4.667           $4.431           $4.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,448            3,729            4,279            3,239
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.643           $4.415           $4.356               --
  Accumulation Unit Value at end of
   period                                   $5.040           $4.643           $4.415               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,560            2,793            2,719               --

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.035           $0.812               --               --
  Accumulation Unit Value at end of
   period                                   $1.135           $1.035               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  629              165               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.981           $1.375           $2.557           $2.214
  Accumulation Unit Value at end of
   period                                   $2.281           $1.981           $1.375           $2.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,698           38,043           39,371           45,234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.951           $1.358           $2.530           $2.195
  Accumulation Unit Value at end of
   period                                   $2.243           $1.951           $1.358           $2.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  932              990              974              919
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.666           $8.125          $15.154          $13.160
  Accumulation Unit Value at end of
   period                                  $13.395          $11.666           $8.125          $15.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,192            2,620            3,297            4,249
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.060           $1.436           $2.679           $2.328
  Accumulation Unit Value at end of
   period                                   $2.365           $2.060           $1.436           $2.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,205           53,945           63,760           78,527
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.029           $1.416           $2.646           $2.303
  Accumulation Unit Value at end of
   period                                   $2.325           $2.029           $1.416           $2.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               55,570           70,430           78,664           84,798
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.029           $1.416           $2.646           $2.303
  Accumulation Unit Value at end of
   period                                   $2.325           $2.029           $1.416           $2.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               55,570           70,430           78,664           84,798
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.311           $7.906          $14.797          $12.896
  Accumulation Unit Value at end of
   period                                  $12.943          $11.311           $7.906          $14.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  956            1,311            1,476            1,941
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.987           $1.390               --               --
  Accumulation Unit Value at end of
   period                                   $2.272           $1.987               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,663            8,030               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.186           $7.830          $14.677          $12.810
  Accumulation Unit Value at end of
   period                                  $12.781          $11.186           $7.830          $14.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,287            1,542            1,780            1,692
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.942           $1.363               --               --
  Accumulation Unit Value at end of
   period                                   $2.213           $1.942               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,008              363               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.921           $1.682           $1.425           $1.124
  Accumulation Unit Value at end of
   period                                   $2.214           $1.921           $1.682           $1.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               48,506           52,570           52,891           12,314
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.908           $1.673           $1.509               --
  Accumulation Unit Value at end of
   period                                   $2.195           $1.908           $1.673               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  864              939              644               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.450          $10.054           $8.546           $6.754
  Accumulation Unit Value at end of
   period                                  $13.160          $11.450          $10.054           $8.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,568            4,952            5,279            4,252
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.026           $1.780           $1.514           $1.197
  Accumulation Unit Value at end of
   period                                   $2.328           $2.026           $1.780           $1.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               89,707          100,830          107,662           79,073
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.008           $1.766           $1.594               --
  Accumulation Unit Value at end of
   period                                   $2.303           $2.008           $1.766               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               91,396           98,322           94,562               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.008           $1.766           $1.527               --
  Accumulation Unit Value at end of
   period                                   $2.303           $2.008           $1.766               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               91,396           98,322           94,562               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.259           $9.921           $8.463           $6.702
  Accumulation Unit Value at end of
   period                                  $12.896          $11.259           $9.921           $8.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,198            2,433            2,499            1,856
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.202           $9.885           $8.569               --
  Accumulation Unit Value at end of
   period                                  $12.810          $11.202           $9.885               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,767            2,098            1,989               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.967           $0.779           $1.256           $1.172
  Accumulation Unit Value at end of
   period                                   $1.090           $0.967           $0.779           $1.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,107           11,117           12,050           13,737
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.953           $0.769           $1.242           $1.162
  Accumulation Unit Value at end of
   period                                   $1.072           $0.953           $0.769           $1.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,235            2,421            2,704            3,018
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.152           $0.930           $1.505           $1.409
  Accumulation Unit Value at end of
   period                                   $1.295           $1.152           $0.930           $1.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,210            2,432            2,762            3,186
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.053           $0.850           $1.376           $1.289
  Accumulation Unit Value at end of
   period                                   $1.183           $1.053           $0.850           $1.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,563            9,597           11,304           13,392
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.037           $0.839           $1.359           $1.275
  Accumulation Unit Value at end of
   period                                   $1.163           $1.037           $0.839           $1.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               25,884           30,443           33,854           36,190
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.037           $0.839           $1.359           $1.275
  Accumulation Unit Value at end of
   period                                   $1.163           $1.037           $0.839           $1.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               25,884           30,443           33,854           36,190
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.117           $0.905           $1.469           $1.381
  Accumulation Unit Value at end of
   period                                   $1.251           $1.117           $0.905           $1.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  833            1,090            1,184            1,697
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.574           $7.766               --               --
  Accumulation Unit Value at end of
   period                                  $10.714           $9.574               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  295               93               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.105           $0.897           $1.457           $1.372
  Accumulation Unit Value at end of
   period                                   $1.236           $1.105           $0.897           $1.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,471            2,844            3,034            3,063
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.992           $0.807               --               --
  Accumulation Unit Value at end of
   period                                   $1.107           $0.992               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  191                8               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.055           $1.001           $0.934           $0.798
  Accumulation Unit Value at end of
   period                                   $1.172           $1.055           $1.001           $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,116           13,664            8,278            1,573
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.047           $0.996           $0.920               --
  Accumulation Unit Value at end of
   period                                   $1.162           $1.047           $0.996               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,938            2,881              427               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.271           $1.210           $1.133           $0.970
  Accumulation Unit Value at end of
   period                                   $1.409           $1.271           $1.210           $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,374            3,710            3,002            2,171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.164           $1.109           $1.038           $0.889
  Accumulation Unit Value at end of
   period                                   $1.289           $1.164           $1.109           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,292           15,355           14,508            9,901
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.153           $1.100           $1.016               --
  Accumulation Unit Value at end of
   period                                   $1.275           $1.153           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,545           37,204           22,520               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.153           $1.100           $1.047               --
  Accumulation Unit Value at end of
   period                                   $1.275           $1.153           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,545           37,204           22,520               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.250           $1.194           $1.122           $0.962
  Accumulation Unit Value at end of
   period                                   $1.381           $1.250           $1.194           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,928            1,842            1,820            1,000
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.244           $1.190           $1.135               --
  Accumulation Unit Value at end of
   period                                   $1.372           $1.244           $1.190               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,430            3,502            2,260               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.439           $1.168           $1.748           $1.633
  Accumulation Unit Value at end of
   period                                   $1.610           $1.439           $1.168           $1.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,627           33,563           37,283           43,398
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.418           $1.153           $1.729           $1.619
  Accumulation Unit Value at end of
   period                                   $1.584           $1.418           $1.153           $1.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,678            2,816            3,274            3,980
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.373           $2.745           $4.122           $3.863
  Accumulation Unit Value at end of
   period                                   $3.764           $3.373           $2.745           $4.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,786            4,421            5,626            7,308
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.363           $1.110           $1.667           $1.564
  Accumulation Unit Value at end of
   period                                   $1.520           $1.363           $1.110           $1.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,117           46,312           54,589           67,914
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.095           $1.647           $1.547
  Accumulation Unit Value at end of
   period                                   $1.495           $1.342           $1.095           $1.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               68,171           80,882           88,824           96,851
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.095           $1.647           $1.547
  Accumulation Unit Value at end of
   period                                   $1.495           $1.342           $1.095           $1.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               68,171           80,882           88,824           96,851
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.271           $2.671           $4.025           $3.786
  Accumulation Unit Value at end of
   period                                   $3.637           $3.271           $2.671           $4.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,917            2,709            3,107            4,041
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.315           $1.075               --               --
  Accumulation Unit Value at end of
   period                                   $1.460           $1.315               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,719            5,293               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.234           $2.645           $3.992           $3.761
  Accumulation Unit Value at end of
   period                                   $3.591           $3.234           $2.645           $3.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,408            3,964            4,218            4,373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.285           $1.053               --               --
  Accumulation Unit Value at end of
   period                                   $1.423           $1.285               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,275              314               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.100           $0.820           $1.746           $1.412
  Accumulation Unit Value at end of
   period                                   $1.243           $1.100           $0.820           $1.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,651            7,347            8,279            8,554

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.373           $1.311           $1.179           $1.019
  Accumulation Unit Value at end of
   period                                   $1.633           $1.373           $1.311           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               45,507           45,257           36,334            8,686
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.363           $1.304           $1.213               --
  Accumulation Unit Value at end of
   period                                   $1.619           $1.363           $1.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,008            4,076              670               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.257           $3.118           $2.814           $2.437
  Accumulation Unit Value at end of
   period                                   $3.863           $3.257           $3.118           $2.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,813            7,994            7,486            5,496
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.319           $1.263           $1.141           $0.988
  Accumulation Unit Value at end of
   period                                   $1.564           $1.319           $1.263           $1.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               73,489           78,998           79,130           51,870
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.306           $1.253           $1.166               --
  Accumulation Unit Value at end of
   period                                   $1.547           $1.306           $1.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              100,635          104,712           77,640               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.306           $1.253           $1.135               --
  Accumulation Unit Value at end of
   period                                   $1.547           $1.306           $1.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              100,635          104,712           77,640               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.202           $3.077           $2.787           $2.418
  Accumulation Unit Value at end of
   period                                   $3.786           $3.202           $3.077           $2.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,513            4,814            4,799            3,412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.186           $3.066           $2.785               --
  Accumulation Unit Value at end of
   period                                   $3.761           $3.186           $3.066               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,499            4,455            3,461               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.252           $1.234           $1.047           $0.870
  Accumulation Unit Value at end of
   period                                   $1.412           $1.252           $1.234           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,381           10,241            9,268            1,021

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.084           $0.810           $1.727           $1.400
  Accumulation Unit Value at end of
   period                                   $1.222           $1.084           $0.810           $1.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  796              875              956            1,061
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.612           $1.205           $2.573           $2.087
  Accumulation Unit Value at end of
   period                                   $1.815           $1.612           $1.205           $2.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,312            1,669            2,198            2,808
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.595           $1.194           $2.549           $2.069
  Accumulation Unit Value at end of
   period                                   $1.795           $1.595           $1.194           $2.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,295            4,401            5,254            6,117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.571           $1.177           $2.518           $2.047
  Accumulation Unit Value at end of
   period                                   $1.765           $1.571           $1.177           $2.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,369           13,307           14,811           14,364
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.571           $1.177           $2.518           $2.047
  Accumulation Unit Value at end of
   period                                   $1.765           $1.571           $1.177           $2.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,369           13,307           14,811           14,364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.563           $1.173           $2.512           $2.045
  Accumulation Unit Value at end of
   period                                   $1.753           $1.563           $1.173           $2.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  426              611              688            1,011
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.817           $6.625               --               --
  Accumulation Unit Value at end of
   period                                   $9.884           $8.817               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  226               79               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.545           $1.162           $2.492           $2.032
  Accumulation Unit Value at end of
   period                                   $1.731           $1.545           $1.162           $2.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,340            1,624            1,682            1,573
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.503           $1.133               --               --
  Accumulation Unit Value at end of
   period                                   $1.680           $1.503               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122                6               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.035           $1.677           $2.279           $2.172
  Accumulation Unit Value at end of
   period                                   $2.154           $2.035           $1.677           $2.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  970            1,109            1,221            1,468
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.005           $1.656           $2.255           $2.153
  Accumulation Unit Value at end of
   period                                   $2.118           $2.005           $1.656           $2.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.243           $1.228           $1.148               --
  Accumulation Unit Value at end of
   period                                   $1.400           $1.243           $1.228               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,149            1,086              251               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.855           $1.835           $1.562           $1.300
  Accumulation Unit Value at end of
   period                                   $2.087           $1.855           $1.835           $1.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,201            3,416            3,192            2,500
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.840           $1.821           $1.551           $1.291
  Accumulation Unit Value at end of
   period                                   $2.069           $1.840           $1.821           $1.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,068            7,831            8,069            5,270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.823           $1.806           $1.690               --
  Accumulation Unit Value at end of
   period                                   $2.047           $1.823           $1.806               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,737           16,572           12,331               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.823           $1.806           $1.598               --
  Accumulation Unit Value at end of
   period                                   $2.047           $1.823           $1.806               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,737           16,572           12,331               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.824           $1.811           $1.547           $1.290
  Accumulation Unit Value at end of
   period                                   $2.045           $1.824           $1.811           $1.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,097            1,119            1,126              893
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.815           $1.804           $1.601               --
  Accumulation Unit Value at end of
   period                                   $2.032           $1.815           $1.804               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,773            1,885            1,374               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.977           $1.778           $1.595           $1.396
  Accumulation Unit Value at end of
   period                                   $2.172           $1.977           $1.778           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,679            2,049            2,262            1,075
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.963           $1.770           $1.603               --
  Accumulation Unit Value at end of
   period                                   $2.153           $1.963           $1.770               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.976           $1.634           $2.227           $2.130
  Accumulation Unit Value at end of
   period                                   $2.086           $1.976           $1.634           $2.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  399              515              752            1,048
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.964           $1.625           $2.216           $2.119
  Accumulation Unit Value at end of
   period                                   $2.072           $1.964           $1.625           $2.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,209            3,105            3,787            4,841
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.936           $1.604           $2.190           $2.098
  Accumulation Unit Value at end of
   period                                   $2.039           $1.936           $1.604           $2.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,069            1,256            1,373            1,456
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.936           $1.604           $2.190           $2.098
  Accumulation Unit Value at end of
   period                                   $2.039           $1.936           $1.604           $2.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,069            1,256            1,373            1,456
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.919           $1.592           $2.178           $2.090
  Accumulation Unit Value at end of
   period                                   $2.019           $1.919           $1.592           $2.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  249              415              476              799
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.896           $1.574               --               --
  Accumulation Unit Value at end of
   period                                   $1.992           $1.896               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  339              212               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.898           $1.577           $2.161           $2.076
  Accumulation Unit Value at end of
   period                                   $1.994           $1.898           $1.577           $2.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  442              503              539              446
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.853           $1.543               --               --
  Accumulation Unit Value at end of
   period                                   $1.941           $1.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               --               --               --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.674           $6.174          $10.486               --
  Accumulation Unit Value at end of
   period                                   $9.948           $8.674           $6.174               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  123              128               94               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.642           $6.163          $10.482               --
  Accumulation Unit Value at end of
   period                                   $9.891           $8.642           $6.163               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12                5                4               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.626           $6.158          $10.481               --
  Accumulation Unit Value at end of
   period                                   $9.863           $8.626           $6.158               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               55               63               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.943           $1.754           $1.577           $1.383
  Accumulation Unit Value at end of
   period                                   $2.130           $1.943           $1.754           $1.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,197            1,373            1,547            1,614
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.935           $1.747           $1.572           $1.379
  Accumulation Unit Value at end of
   period                                   $2.119           $1.935           $1.747           $1.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,544            5,932            6,613            5,020
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.918           $1.735           $1.572               --
  Accumulation Unit Value at end of
   period                                   $2.098           $1.918           $1.735               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,554            1,673            1,747               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.918           $1.735           $1.624               --
  Accumulation Unit Value at end of
   period                                   $2.098           $1.918           $1.735               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,554            1,673            1,747               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.914           $1.733           $1.564           $1.374
  Accumulation Unit Value at end of
   period                                   $2.090           $1.914           $1.733           $1.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  914              963            1,099              897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.904           $1.727           $1.620               --
  Accumulation Unit Value at end of
   period                                   $2.076           $1.904           $1.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  504              541              557               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.618           $6.155          $10.480               --
  Accumulation Unit Value at end of
   period                                   $9.849           $8.618           $6.155               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197              260              265               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.594           $6.148          $10.477               --
  Accumulation Unit Value at end of
   period                                   $9.808           $8.594           $6.148               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92               95               83               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.594           $6.148          $10.477               --
  Accumulation Unit Value at end of
   period                                   $9.808           $8.594           $6.148               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92               95               83               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.571           $6.140          $10.474               --
  Accumulation Unit Value at end of
   period                                   $9.766           $8.571           $6.140               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               49               52               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.555           $6.135               --               --
  Accumulation Unit Value at end of
   period                                   $9.738           $8.555               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               15               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.547           $6.132          $10.472               --
  Accumulation Unit Value at end of
   period                                   $9.724           $8.547           $6.132               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               43               25               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.508           $6.119               --               --
  Accumulation Unit Value at end of
   period                                   $9.656           $8.508               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.183           $0.892           $1.549           $1.342
  Accumulation Unit Value at end of
   period                                   $1.396           $1.183           $0.892           $1.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,625            3,323            3,889            4,721
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.166           $0.880           $1.533           $1.330
  Accumulation Unit Value at end of
   period                                   $1.373           $1.166           $0.880           $1.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  274              309              346              383
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.156           $0.874           $1.523           $1.323
  Accumulation Unit Value at end of
   period                                   $1.360           $1.156           $0.874           $1.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  800              604              703              973
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.152           $0.871           $1.519           $1.320
  Accumulation Unit Value at end of
   period                                   $1.355           $1.152           $0.871           $1.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,982            5,468            6,754            8,884

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.298           $1.254           $1.128           $0.956
  Accumulation Unit Value at end of
   period                                   $1.342           $1.298           $1.254           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,795            4,986            3,506              918
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.289           $1.248           $1.159               --
  Accumulation Unit Value at end of
   period                                   $1.330           $1.289           $1.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  401              528               57               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.284           $1.244           $1.122           $0.953
  Accumulation Unit Value at end of
   period                                   $1.323           $1.284           $1.244           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,114            1,170              920              311
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.281           $1.243           $1.121           $0.952
  Accumulation Unit Value at end of
   period                                   $1.320           $1.281           $1.243           $1.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,755            9,855            9,745            6,259

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.139           $0.862           $1.506           $1.311
  Accumulation Unit Value at end of
   period                                   $1.337           $1.139           $0.862           $1.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,817            9,228           10,735           11,368
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.139           $0.862           $1.506           $1.311
  Accumulation Unit Value at end of
   period                                   $1.337           $1.139           $0.862           $1.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,817            9,228           10,735           11,368
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.126           $0.854           $1.494           $1.303
  Accumulation Unit Value at end of
   period                                   $1.320           $1.126           $0.854           $1.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  849              671              774              960
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.118           $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $1.309           $1.118               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,260              582               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.114           $0.846           $1.482           $1.294
  Accumulation Unit Value at end of
   period                                   $1.304           $1.114           $0.846           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  670              673            1,091            1,182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.093           $0.832               --               --
  Accumulation Unit Value at end of
   period                                   $1.276           $1.093               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46                7               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.422           $1.110           $2.067           $1.612
  Accumulation Unit Value at end of
   period                                   $1.653           $1.422           $1.110           $2.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,634            6,180            6,879            8,085
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.401           $1.096           $2.044           $1.598
  Accumulation Unit Value at end of
   period                                   $1.625           $1.401           $1.096           $2.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  614              698              727              793
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.390           $1.088           $2.032           $1.590
  Accumulation Unit Value at end of
   period                                   $1.610           $1.390           $1.088           $2.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,305            1,552            1,961            2,284
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.384           $1.084           $2.026           $1.586
  Accumulation Unit Value at end of
   period                                   $1.603           $1.384           $1.084           $2.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,385            7,009            7,781           10,341
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.369           $1.074           $2.009           $1.575
  Accumulation Unit Value at end of
   period                                   $1.583           $1.369           $1.074           $2.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,295           13,268           14,985           15,825

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.274           $1.238           $1.149               --
  Accumulation Unit Value at end of
   period                                   $1.311           $1.274           $1.238               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,256           12,700            8,181               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.274           $1.238           $1.154               --
  Accumulation Unit Value at end of
   period                                   $1.311           $1.274           $1.238               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,256           12,700            8,181               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.268           $1.233           $1.116           $0.950
  Accumulation Unit Value at end of
   period                                   $1.303           $1.268           $1.233           $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,086            1,097              992              601
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.261           $1.229           $1.149               --
  Accumulation Unit Value at end of
   period                                   $1.294           $1.261           $1.229               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,333            1,605              633               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.456           $1.266           $1.093           $0.902
  Accumulation Unit Value at end of
   period                                   $1.612           $1.456           $1.266           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,420            9,144            6,858            1,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.446           $1.260           $1.149               --
  Accumulation Unit Value at end of
   period                                   $1.598           $1.446           $1.260               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  889              938               52               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.440           $1.256           $1.087           $0.899
  Accumulation Unit Value at end of
   period                                   $1.590           $1.440           $1.256           $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,222            1,959            1,427              498
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.437           $1.254           $1.086           $0.899
  Accumulation Unit Value at end of
   period                                   $1.586           $1.437           $1.254           $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,567            9,547            7,929            5,450
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.429           $1.249           $1.140               --
  Accumulation Unit Value at end of
   period                                   $1.575           $1.429           $1.249               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,146           15,421            7,162               --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.369           $1.074           $2.009           $1.575
  Accumulation Unit Value at end of
   period                                   $1.583           $1.369           $1.074           $2.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,295           13,268           14,985           15,825
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.354           $1.063           $1.993           $1.565
  Accumulation Unit Value at end of
   period                                   $1.563           $1.354           $1.063           $1.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  837            1,448            1,620            1,895
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.853          $10.894               --               --
  Accumulation Unit Value at end of
   period                                  $15.980          $13.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151               58               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.339           $1.053           $1.977           $1.555
  Accumulation Unit Value at end of
   period                                   $1.543           $1.339           $1.053           $1.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,338            1,793            2,514            2,802
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.313           $1.036               --               --
  Accumulation Unit Value at end of
   period                                   $1.510           $1.313               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64                7               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.528           $1.028           $1.390           $1.368
  Accumulation Unit Value at end of
   period                                   $1.755           $1.528           $1.028           $1.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,717            5,699            4,853            6,250
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.506           $1.014           $1.375           $1.356
  Accumulation Unit Value at end of
   period                                   $1.726           $1.506           $1.014           $1.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  500              505              418              382
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.557           $1.050           $1.424           $1.406
  Accumulation Unit Value at end of
   period                                   $1.782           $1.557           $1.050           $1.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,589            1,659            1,847            2,441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.541           $1.039           $1.411           $1.394
  Accumulation Unit Value at end of
   period                                   $1.763           $1.541           $1.039           $1.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,791            9,847           10,592           13,689
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.517           $1.025           $1.394           $1.379
  Accumulation Unit Value at end of
   period                                   $1.733           $1.517           $1.025           $1.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,312           10,144            9,774           10,359

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.429           $1.249           $1.116               --
  Accumulation Unit Value at end of
   period                                   $1.575           $1.429           $1.249               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,146           15,421            7,162               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.422           $1.245           $1.082           $0.896
  Accumulation Unit Value at end of
   period                                   $1.565           $1.422           $1.245           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,962            1,760            1,445              909
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.415           $1.240           $1.111               --
  Accumulation Unit Value at end of
   period                                   $1.555           $1.415           $1.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,657            2,447            1,150               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.245           $1.233           $1.161           $1.075
  Accumulation Unit Value at end of
   period                                   $1.368           $1.245           $1.233           $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,484            6,922            6,749            2,769
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.236           $1.227           $1.212               --
  Accumulation Unit Value at end of
   period                                   $1.356           $1.236           $1.227               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  371              323               52               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.283           $1.275           $1.204           $1.116
  Accumulation Unit Value at end of
   period                                   $1.406           $1.283           $1.275           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,489            2,677            2,616            2,070
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.273           $1.265           $1.196           $1.109
  Accumulation Unit Value at end of
   period                                   $1.394           $1.273           $1.265           $1.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,188           16,645           19,681           14,045
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.261           $1.255           $1.241               --
  Accumulation Unit Value at end of
   period                                   $1.379           $1.261           $1.255               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,455           11,061            8,912               --

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.517           $1.025           $1.394           $1.379
  Accumulation Unit Value at end of
   period                                   $1.733           $1.517           $1.025           $1.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,312           10,144            9,774           10,359
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.509           $1.021           $1.391           $1.378
  Accumulation Unit Value at end of
   period                                   $1.722           $1.509           $1.021           $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,372            1,710            1,781            2,515
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.928           $8.757               --               --
  Accumulation Unit Value at end of
   period                                  $14.733          $12.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  290              112               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.493           $1.012           $1.380           $1.369
  Accumulation Unit Value at end of
   period                                   $1.700           $1.493           $1.012           $1.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,939            1,917            1,292            1,251
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.452           $0.987               --               --
  Accumulation Unit Value at end of
   period                                   $1.650           $1.452               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  331               23               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.896           $0.719           $1.156           $1.111
  Accumulation Unit Value at end of
   period                                   $1.016           $0.896           $0.719           $1.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,744            6,669            7,606            8,314
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.883           $0.709           $1.143           $1.102
  Accumulation Unit Value at end of
   period                                   $0.999           $0.883           $0.709           $1.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  394              413              409              350
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.261           $3.427           $5.529           $5.333
  Accumulation Unit Value at end of
   period                                   $4.818           $4.261           $3.427           $5.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  531              748              676            1,161
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.936           $0.753           $1.216           $1.173
  Accumulation Unit Value at end of
   period                                   $1.058           $0.936           $0.753           $1.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,520            9,690           10,544           13,617
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.921           $0.743           $1.201           $1.160
  Accumulation Unit Value at end of
   period                                   $1.040           $0.921           $0.743           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,528            6,204            6,845            7,814
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.921           $0.743           $1.201           $1.160
  Accumulation Unit Value at end of
   period                                   $1.040           $0.921           $0.743           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,528            6,204            6,845            7,814

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.261           $1.255           $1.199               --
  Accumulation Unit Value at end of
   period                                   $1.379           $1.261           $1.255               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,455           11,061            8,912               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.262           $1.258           $1.192           $1.108
  Accumulation Unit Value at end of
   period                                   $1.378           $1.262           $1.258           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,759            2,860            2,843            1,945
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.255           $1.253           $1.201               --
  Accumulation Unit Value at end of
   period                                   $1.369           $1.255           $1.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,275            1,214              964               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.974           $0.942           $0.864           $0.750
  Accumulation Unit Value at end of
   period                                   $1.111           $0.974           $0.942           $0.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,686            9,567            8,523            2,597
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.967           $0.938           $0.875               --
  Accumulation Unit Value at end of
   period                                   $1.102           $0.967           $0.938               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  349              300               54               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.686           $4.550           $4.182           $3.639
  Accumulation Unit Value at end of
   period                                   $5.333           $4.686           $4.550           $4.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,310            1,481            1,504            1,407
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.031           $1.002           $0.921           $0.802
  Accumulation Unit Value at end of
   period                                   $1.173           $1.031           $1.002           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,520           20,568           21,481           16,067
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.022           $0.994           $0.927               --
  Accumulation Unit Value at end of
   period                                   $1.160           $1.022           $0.994               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,701            9,506            6,834               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.022           $0.994           $0.930               --
  Accumulation Unit Value at end of
   period                                   $1.160           $1.022           $0.994               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,701            9,506            6,834               --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.132           $3.335           $5.399           $5.225
  Accumulation Unit Value at end of
   period                                   $4.656           $4.132           $3.335           $5.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  120              153              251              408
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.902           $0.729               --               --
  Accumulation Unit Value at end of
   period                                   $1.016           $0.902               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  629              205               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.086           $3.303           $5.355           $5.191
  Accumulation Unit Value at end of
   period                                   $4.597           $4.086           $3.303           $5.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  261              270              260              238
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.882           $0.715               --               --
  Accumulation Unit Value at end of
   period                                   $0.990           $0.882               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              263               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.305           $0.989           $1.733           $1.375
  Accumulation Unit Value at end of
   period                                   $1.477           $1.305           $0.989           $1.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,640           11,336           12,755           15,285
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.286           $0.977           $1.714           $1.363
  Accumulation Unit Value at end of
   period                                   $1.452           $1.286           $0.977           $1.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,398            1,492            1,684            1,944
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.392           $1.819           $3.195           $2.544
  Accumulation Unit Value at end of
   period                                   $2.700           $2.392           $1.819           $3.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,884            1,848            2,124            2,422
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.334           $1.015           $1.784           $1.421
  Accumulation Unit Value at end of
   period                                   $1.505           $1.334           $1.015           $1.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,276            9,048           10,728           12,138
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.314           $1.001           $1.762           $1.406
  Accumulation Unit Value at end of
   period                                   $1.480           $1.314           $1.001           $1.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               35,712           26,276           30,882           31,624
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.314           $1.001           $1.762           $1.406
  Accumulation Unit Value at end of
   period                                   $1.480           $1.314           $1.001           $1.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               35,712           26,276           30,882           31,624
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.320           $1.770           $3.120           $2.493
  Accumulation Unit Value at end of
   period                                   $2.608           $2.320           $1.770           $3.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  914              867              703              947

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.608           $4.489           $4.141           $3.611
  Accumulation Unit Value at end of
   period                                   $5.225           $4.608           $4.489           $4.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  512              562              609              534
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.584           $4.473           $4.198               --
  Accumulation Unit Value at end of
   period                                   $5.191           $4.584           $4.473               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  231              284              309               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.118           $0.987           $0.845           $0.680
  Accumulation Unit Value at end of
   period                                   $1.375           $1.118           $0.987           $0.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,337           14,365           10,109              988
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.110           $0.982           $0.897               --
  Accumulation Unit Value at end of
   period                                   $1.363           $1.110           $0.982               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,166            2,186              383               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.074           $1.836           $1.578           $1.271
  Accumulation Unit Value at end of
   period                                   $2.544           $2.074           $1.836           $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,372            2,249            1,749              844
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.159           $1.027           $0.883           $0.711
  Accumulation Unit Value at end of
   period                                   $1.421           $1.159           $1.027           $0.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,991           12,403           11,602            6,509
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.148           $1.019           $0.931               --
  Accumulation Unit Value at end of
   period                                   $1.406           $1.148           $1.019               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               35,239           36,729           27,426               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.148           $1.019           $0.887               --
  Accumulation Unit Value at end of
   period                                   $1.406           $1.148           $1.019               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               35,239           36,729           27,426               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.039           $1.812           $1.562           $1.262
  Accumulation Unit Value at end of
   period                                   $2.493           $2.039           $1.812           $1.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  924              862              810              411

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.287           $0.983               --               --
  Accumulation Unit Value at end of
   period                                   $1.446           $1.287               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,154            1,268               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.294           $1.753           $3.095           $2.477
  Accumulation Unit Value at end of
   period                                   $2.576           $2.294           $1.753           $3.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,323            1,593            1,825            1,843
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.258           $0.963               --               --
  Accumulation Unit Value at end of
   period                                   $1.409           $1.258               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  431               48               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.497           $1.050           $1.777           $1.760
  Accumulation Unit Value at end of
   period                                   $1.845           $1.497           $1.050           $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,176            4,184            5,039            5,967
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.475           $1.037           $1.758           $1.745
  Accumulation Unit Value at end of
   period                                   $1.815           $1.475           $1.037           $1.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.459           $1.027           $1.742           $1.731
  Accumulation Unit Value at end of
   period                                   $1.793           $1.459           $1.027           $1.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,029            2,123            3,074            4,294
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.453           $1.023           $1.736           $1.726
  Accumulation Unit Value at end of
   period                                   $1.784           $1.453           $1.023           $1.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,576           10,202           12,937           15,838
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.434           $1.011           $1.719           $1.711
  Accumulation Unit Value at end of
   period                                   $1.758           $1.434           $1.011           $1.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,691            6,104            7,106            7,717
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.434           $1.011           $1.719           $1.711
  Accumulation Unit Value at end of
   period                                   $1.758           $1.434           $1.011           $1.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,691            6,104            7,106            7,717
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.419           $1.002           $1.706           $1.701
  Accumulation Unit Value at end of
   period                                   $1.737           $1.419           $1.002           $1.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,363            1,814            2,102            3,293
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.405           $0.993               --               --
  Accumulation Unit Value at end of
   period                                   $1.719           $1.405               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,179              944               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.029           $1.805           $1.576               --
  Accumulation Unit Value at end of
   period                                   $2.477           $2.029           $1.805               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,105            2,219            1,611               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.511           $1.389           $1.208           $0.971
  Accumulation Unit Value at end of
   period                                   $1.760           $1.511           $1.389           $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,367            6,829            7,389            3,097
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.500           $1.383           $1.265               --
  Accumulation Unit Value at end of
   period                                   $1.745           $1.500           $1.383               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.490           $1.374           $1.199           $0.965
  Accumulation Unit Value at end of
   period                                   $1.731           $1.490           $1.374           $1.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,881            5,414            6,017            5,092
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.486           $1.372           $1.197           $0.964
  Accumulation Unit Value at end of
   period                                   $1.726           $1.486           $1.372           $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,937           20,404           21,844           15,964
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.476           $1.364           $1.249               --
  Accumulation Unit Value at end of
   period                                   $1.711           $1.476           $1.364               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,528            9,396            9,757               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.476           $1.364           $1.211               --
  Accumulation Unit Value at end of
   period                                   $1.711           $1.476           $1.364               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,528            9,396            9,757               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.469           $1.360           $1.191           $0.960
  Accumulation Unit Value at end of
   period                                   $1.701           $1.469           $1.360           $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,672            4,002            4,177            3,206
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.403           $0.992           $1.692           $1.690
  Accumulation Unit Value at end of
   period                                   $1.716           $1.403           $0.992           $1.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,516            1,573            1,917            1,853
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.373           $0.973               --               --
  Accumulation Unit Value at end of
   period                                   $1.675           $1.373               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  169               25               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.184           $1.197           $1.186           $1.143
  Accumulation Unit Value at end of
   period                                   $1.171           $1.184           $1.197           $1.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,347           13,151           27,441            7,793
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.167           $1.182           $1.173           $1.133
  Accumulation Unit Value at end of
   period                                   $1.151           $1.167           $1.182           $1.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  672              945            1,151              310
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.024           $2.052           $2.039           $1.971
  Accumulation Unit Value at end of
   period                                   $1.995           $2.024           $2.052           $2.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,048            2,448            4,447            3,826
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.188           $1.205           $1.197           $1.158
  Accumulation Unit Value at end of
   period                                   $1.170           $1.188           $1.205           $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,301           17,349           33,533           18,898
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.169           $1.188           $1.183           $1.146
  Accumulation Unit Value at end of
   period                                   $1.150           $1.169           $1.188           $1.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,108           26,114           42,852           19,854
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.169           $1.188           $1.183           $1.146
  Accumulation Unit Value at end of
   period                                   $1.150           $1.169           $1.188           $1.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,108           26,114           42,852           19,854
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.963           $1.997           $1.991           $1.931
  Accumulation Unit Value at end of
   period                                   $1.928           $1.963           $1.997           $1.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  981            1,288            2,525              554
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.055           $1.075               --               --
  Accumulation Unit Value at end of
   period                                   $1.035           $1.055               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,052            3,514               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.941           $1.978           $1.975           $1.919
  Accumulation Unit Value at end of
   period                                   $1.903           $1.941           $1.978           $1.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,181            1,365            2,347            1,556

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.462           $1.355           $1.207               --
  Accumulation Unit Value at end of
   period                                   $1.690           $1.462           $1.355               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,945            2,216            2,203               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.104           $1.086           $1.088           $1.092
  Accumulation Unit Value at end of
   period                                   $1.143           $1.104           $1.086           $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,193            4,540            2,697              595
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.097           $1.081           $1.080               --
  Accumulation Unit Value at end of
   period                                   $1.133           $1.097           $1.081               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  160              391               56               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.910           $1.884           $1.894           $1.903
  Accumulation Unit Value at end of
   period                                   $1.971           $1.910           $1.884           $1.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,491            2,413            2,262            2,906
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.123           $1.108           $1.115           $1.120
  Accumulation Unit Value at end of
   period                                   $1.158           $1.123           $1.108           $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,450            9,517           10,944           11,246
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.112           $1.100           $1.100               --
  Accumulation Unit Value at end of
   period                                   $1.146           $1.112           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,995            7,125            6,560               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.112           $1.100           $1.107               --
  Accumulation Unit Value at end of
   period                                   $1.146           $1.112           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,995            7,125            6,560               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.878           $1.859           $1.875           $1.888
  Accumulation Unit Value at end of
   period                                   $1.931           $1.878           $1.859           $1.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  311              155              161              216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.868           $1.853           $1.869               --
  Accumulation Unit Value at end of
   period                                   $1.919           $1.868           $1.853               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,447              747              349               --

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.119           $1.143               --               --
  Accumulation Unit Value at end of
   period                                   $1.095           $1.119               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  418              310               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.335           $1.044           $1.779           $1.575
  Accumulation Unit Value at end of
   period                                   $1.638           $1.335           $1.044           $1.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,031            2,259            2,427            3,175
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.315           $1.031           $1.760           $1.561
  Accumulation Unit Value at end of
   period                                   $1.611           $1.315           $1.031           $1.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               34               30                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.137           $1.677           $2.865           $2.544
  Accumulation Unit Value at end of
   period                                   $2.614           $2.137           $1.677           $2.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  781              967            1,238            1,678
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.502           $1.179           $2.015           $1.791
  Accumulation Unit Value at end of
   period                                   $1.836           $1.502           $1.179           $2.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,957            4,038            4,872            6,351
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.479           $1.163           $1.991           $1.772
  Accumulation Unit Value at end of
   period                                   $1.806           $1.479           $1.163           $1.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,282            3,007            3,216            3,681
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.479           $1.163           $1.991           $1.772
  Accumulation Unit Value at end of
   period                                   $1.806           $1.479           $1.163           $1.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,282            3,007            3,216            3,681
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.072           $1.632           $2.797           $2.493
  Accumulation Unit Value at end of
   period                                   $2.526           $2.072           $1.632           $2.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  344              474              598              638
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.448           $1.142               --               --
  Accumulation Unit Value at end of
   period                                   $1.764           $1.448               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,023              597               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.049           $1.616           $2.775           $2.477
  Accumulation Unit Value at end of
   period                                   $2.494           $2.049           $1.616           $2.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  306              338              305              358

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.393           $1.164           $1.050           $0.827
  Accumulation Unit Value at end of
   period                                   $1.575           $1.393           $1.164           $1.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,277            3,244            3,561            1,485
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.383           $1.159           $1.053               --
  Accumulation Unit Value at end of
   period                                   $1.561           $1.383           $1.159               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.256           $1.892           $1.711           $1.350
  Accumulation Unit Value at end of
   period                                   $2.544           $2.256           $1.892           $1.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,830            2,044            2,226            2,245
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.589           $1.333           $1.206           $0.952
  Accumulation Unit Value at end of
   period                                   $1.791           $1.589           $1.333           $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,593            8,705            9,897            8,036
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.574           $1.322           $1.203               --
  Accumulation Unit Value at end of
   period                                   $1.772           $1.574           $1.322               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,501            3,773            4,145               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.574           $1.322           $1.246               --
  Accumulation Unit Value at end of
   period                                   $1.772           $1.574           $1.322               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,501            3,773            4,145               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.219           $1.867           $1.694           $1.339
  Accumulation Unit Value at end of
   period                                   $2.493           $2.219           $1.867           $1.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  730              742              845              699
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.207           $1.860           $1.757               --
  Accumulation Unit Value at end of
   period                                   $2.477           $2.207           $1.860               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  338              372              364               --

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.416           $1.119               --               --
  Accumulation Unit Value at end of
   period                                   $1.719           $1.416               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               52               --               --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.414           $5.756          $10.253               --
  Accumulation Unit Value at end of
   period                                  $10.467           $8.414           $5.756               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201              274               26               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.384           $5.747          $10.249               --
  Accumulation Unit Value at end of
   period                                  $10.408           $8.384           $5.747               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               19                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.368           $5.742          $10.248               --
  Accumulation Unit Value at end of
   period                                  $10.378           $8.368           $5.742               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               47               10               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.360           $5.739          $10.247               --
  Accumulation Unit Value at end of
   period                                  $10.364           $8.360           $5.739               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  179              202               39               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.337           $5.732          $10.244               --
  Accumulation Unit Value at end of
   period                                  $10.320           $8.337           $5.732               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  318              273               41               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.337           $5.732          $10.244               --
  Accumulation Unit Value at end of
   period                                  $10.320           $8.337           $5.732               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  318              273               41               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.314           $5.725          $10.242               --
  Accumulation Unit Value at end of
   period                                  $10.276           $8.314           $5.725               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               43               22               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.299           $5.720               --               --
  Accumulation Unit Value at end of
   period                                  $10.247           $8.299               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104               23               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.292           $5.718          $10.239               --
  Accumulation Unit Value at end of
   period                                  $10.232           $8.292           $5.718               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73              110                5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.254           $5.706               --               --
  Accumulation Unit Value at end of
   period                                  $10.160           $8.254               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.151           $0.860           $1.391           $1.433
  Accumulation Unit Value at end of
   period                                   $1.554           $1.151           $0.860           $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,820            8,246            8,578           10,077
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.134           $0.849           $1.376           $1.421
  Accumulation Unit Value at end of
   period                                   $1.528           $1.134           $0.849           $1.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  898            1,028            1,069            1,304
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.125           $0.843           $1.367           $1.413
  Accumulation Unit Value at end of
   period                                   $1.515           $1.125           $0.843           $1.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,592            1,802            2,089            2,453
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.121           $0.840           $1.363           $1.410
  Accumulation Unit Value at end of
   period                                   $1.508           $1.121           $0.840           $1.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,336            8,296            9,522           11,510
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.108           $0.832           $1.352           $1.400
  Accumulation Unit Value at end of
   period                                   $1.488           $1.108           $0.832           $1.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,822           20,966           23,591           24,833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.108           $0.832           $1.352           $1.400
  Accumulation Unit Value at end of
   period                                   $1.488           $1.108           $0.832           $1.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,822           20,966           23,591           24,833
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.096           $0.824           $1.341           $1.391
  Accumulation Unit Value at end of
   period                                   $1.470           $1.096           $0.824           $1.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,036            1,006            1,088            1,488
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.044           $8.314               --               --
  Accumulation Unit Value at end of
   period                                  $14.798          $11.044               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  207               74               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.084           $0.816           $1.330           $1.382
  Accumulation Unit Value at end of
   period                                   $1.452           $1.084           $0.816           $1.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,777            1,925            2,198            2,353
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.063           $0.803               --               --
  Accumulation Unit Value at end of
   period                                   $1.420           $1.063               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127               12               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.886           $0.633           $1.126           $1.075
  Accumulation Unit Value at end of
   period                                   $1.005           $0.886           $0.633           $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,297           23,455           26,530           29,746

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.357           $1.236           $1.083           $0.832
  Accumulation Unit Value at end of
   period                                   $1.433           $1.357           $1.236           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,201           10,429            7,647            1,539
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.347           $1.230           $1.110               --
  Accumulation Unit Value at end of
   period                                   $1.421           $1.347           $1.230               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,328            1,218              202               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.226           $1.078           $0.829
  Accumulation Unit Value at end of
   period                                   $1.413           $1.342           $1.226           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,835            2,881            1,940              794
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.339           $1.225           $1.077           $0.829
  Accumulation Unit Value at end of
   period                                   $1.410           $1.339           $1.225           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,403           12,392           12,205            7,955
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.332           $1.220           $1.101               --
  Accumulation Unit Value at end of
   period                                   $1.400           $1.332           $1.220               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               25,899           26,075           17,964               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.332           $1.220           $1.137               --
  Accumulation Unit Value at end of
   period                                   $1.400           $1.332           $1.220               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               25,899           26,075           17,964               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.325           $1.216           $1.072           $0.826
  Accumulation Unit Value at end of
   period                                   $1.391           $1.325           $1.216           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,693            1,828            1,894            1,117
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.319           $1.211           $1.132               --
  Accumulation Unit Value at end of
   period                                   $1.382           $1.319           $1.211               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,483            2,590            1,919               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.949           $0.876           $0.850           $0.736
  Accumulation Unit Value at end of
   period                                   $1.075           $0.949           $0.876           $0.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,733           32,818           27,673            7,099

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.873           $0.625           $1.114           $1.066
  Accumulation Unit Value at end of
   period                                   $0.988           $0.873           $0.625           $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,258            2,563            2,732            3,275
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.426           $3.890           $6.940           $6.649
  Accumulation Unit Value at end of
   period                                   $6.139           $5.426           $3.890           $6.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,327            1,695            2,145            2,800
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.918           $0.659           $1.176           $1.127
  Accumulation Unit Value at end of
   period                                   $1.039           $0.918           $0.659           $1.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,119           24,634           30,274           36,433
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.904           $0.650           $1.161           $1.115
  Accumulation Unit Value at end of
   period                                   $1.021           $0.904           $0.650           $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,759           51,747           58,970           61,243
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.904           $0.650           $1.161           $1.115
  Accumulation Unit Value at end of
   period                                   $1.021           $0.904           $0.650           $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,759           51,747           58,970           61,243
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.261           $3.785           $6.776           $6.515
  Accumulation Unit Value at end of
   period                                   $5.932           $5.261           $3.785           $6.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  388              570              682              910
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.886           $0.638               --               --
  Accumulation Unit Value at end of
   period                                   $0.998           $0.886               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,329            2,305               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.203           $3.748           $6.721           $6.472
  Accumulation Unit Value at end of
   period                                   $5.858           $5.203           $3.748           $6.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  760              987            1,050            1,118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.866           $0.625               --               --
  Accumulation Unit Value at end of
   period                                   $0.972           $0.866               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361               69               --               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.624           $1.428           $1.564           $1.512
  Accumulation Unit Value at end of
   period                                   $1.726           $1.624           $1.428           $1.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               30,695           32,621           32,084           37,669

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.942           $0.871           $0.819               --
  Accumulation Unit Value at end of
   period                                   $1.066           $0.942           $0.871               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,454            3,383              592               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.884           $5.446           $5.304           $4.600
  Accumulation Unit Value at end of
   period                                   $6.649           $5.884           $5.446           $5.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,032            3,303            3,323            2,899
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.998           $0.924           $0.901           $0.781
  Accumulation Unit Value at end of
   period                                   $1.127           $0.998           $0.924           $0.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               44,386           49,672           54,830           42,183
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.989           $0.917           $0.862               --
  Accumulation Unit Value at end of
   period                                   $1.115           $0.989           $0.917               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               66,321           70,231           50,823               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.989           $0.917           $0.898               --
  Accumulation Unit Value at end of
   period                                   $1.115           $0.989           $0.917               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               66,321           70,231           50,823               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.785           $5.373           $5.252           $4.564
  Accumulation Unit Value at end of
   period                                   $6.515           $5.785           $5.373           $5.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,051            1,128            1,216              728
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.756           $5.354           $5.260               --
  Accumulation Unit Value at end of
   period                                   $6.472           $5.756           $5.354               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,264            1,359            1,021               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.459           $1.441           $1.393           $1.379
  Accumulation Unit Value at end of
   period                                   $1.512           $1.459           $1.441           $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,710           37,277           30,236            8,150

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.600           $1.410           $1.547           $1.498
  Accumulation Unit Value at end of
   period                                   $1.697           $1.600           $1.410           $1.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,445            2,408            2,585            3,182
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.418           $3.016           $3.312           $3.211
  Accumulation Unit Value at end of
   period                                   $3.622           $3.418           $3.016           $3.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,608            3,865            4,551            5,444
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.546           $1.364           $1.499           $1.454
  Accumulation Unit Value at end of
   period                                   $1.637           $1.546           $1.364           $1.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               30,965           40,139           45,209           54,253
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.522           $1.346           $1.481           $1.438
  Accumulation Unit Value at end of
   period                                   $1.610           $1.522           $1.346           $1.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               61,978           70,782           75,296           86,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.522           $1.346           $1.481           $1.438
  Accumulation Unit Value at end of
   period                                   $1.610           $1.522           $1.346           $1.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               61,978           70,782           75,296           86,344
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.315           $2.934           $3.234           $3.146
  Accumulation Unit Value at end of
   period                                   $3.500           $3.315           $2.934           $3.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,912            2,635            2,732            3,208
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.123          $12.515               --               --
  Accumulation Unit Value at end of
   period                                  $14.898          $14.123               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,348              591               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.278           $2.906           $3.208           $3.125
  Accumulation Unit Value at end of
   period                                   $3.456           $3.278           $2.906           $3.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,258            3,361            3,183            3,669
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.457           $1.295               --               --
  Accumulation Unit Value at end of
   period                                   $1.532           $1.457               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  951              209               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.169           $1.144           $1.164           $1.129
  Accumulation Unit Value at end of
   period                                   $1.199           $1.169           $1.144           $1.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,364           14,325           15,797           13,508
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.152           $1.129           $1.152           $1.119
  Accumulation Unit Value at end of
   period                                   $1.179           $1.152           $1.129           $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,464            1,808            2,044            2,088

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.449           $1.434           $1.427               --
  Accumulation Unit Value at end of
   period                                   $1.498           $1.449           $1.434               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,782            2,647              428               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.108           $3.078           $2.985           $2.961
  Accumulation Unit Value at end of
   period                                   $3.211           $3.108           $3.078           $2.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,224            5,590            5,228            4,724
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.408           $1.395           $1.354           $1.343
  Accumulation Unit Value at end of
   period                                   $1.454           $1.408           $1.395           $1.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               55,370           59,952           62,326           43,030
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.395           $1.385           $1.379               --
  Accumulation Unit Value at end of
   period                                   $1.438           $1.395           $1.385               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               84,417           84,528           62,211               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.395           $1.385           $1.355               --
  Accumulation Unit Value at end of
   period                                   $1.438           $1.395           $1.385               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               84,417           84,528           62,211               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.056           $3.038           $2.956           $2.938
  Accumulation Unit Value at end of
   period                                   $3.146           $3.056           $3.038           $2.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,811            3,038            3,053            1,990
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.041           $3.027           $2.971               --
  Accumulation Unit Value at end of
   period                                   $3.125           $3.041           $3.027               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,472            3,885            2,846               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.093           $1.083           $1.100
  Accumulation Unit Value at end of
   period                                   $1.129           $1.098           $1.093           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,676           12,636            9,040            1,855
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.090           $1.088           $1.092               --
  Accumulation Unit Value at end of
   period                                   $1.119           $1.090           $1.088               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,910            1,745              225               --

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.142           $1.121           $1.145           $1.113
  Accumulation Unit Value at end of
   period                                   $1.169           $1.142           $1.121           $1.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,941            3,479            4,659            3,752
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.138           $1.117           $1.142           $1.110
  Accumulation Unit Value at end of
   period                                   $1.164           $1.138           $1.117           $1.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,426           18,893           21,343           16,797
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.125           $1.106           $1.132           $1.102
  Accumulation Unit Value at end of
   period                                   $1.148           $1.125           $1.106           $1.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               29,835           34,472           37,979           35,918
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.125           $1.106           $1.132           $1.102
  Accumulation Unit Value at end of
   period                                   $1.148           $1.125           $1.106           $1.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               29,835           34,472           37,979           35,918
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.113           $1.096           $1.123           $1.095
  Accumulation Unit Value at end of
   period                                   $1.134           $1.113           $1.096           $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,928            2,580            2,990            2,470
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.104           $1.089               --               --
  Accumulation Unit Value at end of
   period                                   $1.125           $1.104               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,416            1,739               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.085           $1.114           $1.088
  Accumulation Unit Value at end of
   period                                   $1.120           $1.100           $1.085           $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,313            3,579            4,609            4,035
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.079           $1.067               --               --
  Accumulation Unit Value at end of
   period                                   $1.096           $1.079               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  433              162               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.184           $0.963           $1.477           $1.371
  Accumulation Unit Value at end of
   period                                   $1.342           $1.184           $0.963           $1.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,871            2,307            2,797            4,331
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.167           $0.951           $1.461           $1.359
  Accumulation Unit Value at end of
   period                                   $1.320           $1.167           $0.951           $1.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,010              242              280              295
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.154           $0.941           $1.448           $1.348
  Accumulation Unit Value at end of
   period                                   $1.304           $1.154           $0.941           $1.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,225              926            1,180            1,653

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.086           $1.085           $1.078           $1.096
  Accumulation Unit Value at end of
   period                                   $1.113           $1.086           $1.085           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,544            3,729            2,503            1,751
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.084           $1.083           $1.077           $1.095
  Accumulation Unit Value at end of
   period                                   $1.110           $1.084           $1.083           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,848           16,766           16,868           11,309
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.078           $1.079           $1.083               --
  Accumulation Unit Value at end of
   period                                   $1.102           $1.078           $1.079               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,403           34,880           22,375               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.078           $1.079           $1.079               --
  Accumulation Unit Value at end of
   period                                   $1.102           $1.078           $1.079               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,403           34,880           22,375               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.075           $1.072           $1.092
  Accumulation Unit Value at end of
   period                                   $1.095           $1.072           $1.075           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,350            2,484            2,384            1,997
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.067           $1.071           $1.074               --
  Accumulation Unit Value at end of
   period                                   $1.088           $1.067           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,037            4,053            2,943               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.138           $1.065           $0.973           $0.847
  Accumulation Unit Value at end of
   period                                   $1.371           $1.138           $1.065           $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,739            3,178            2,554            1,295
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.131           $1.060           $0.988               --
  Accumulation Unit Value at end of
   period                                   $1.359           $1.131           $1.060               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  285              222                7               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.123           $1.053           $0.965           $0.841
  Accumulation Unit Value at end of
   period                                   $1.348           $1.123           $1.053           $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,939            2,010            1,667            1,711

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.149           $0.938           $1.443           $1.344
  Accumulation Unit Value at end of
   period                                   $1.298           $1.149           $0.938           $1.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,982            3,881            4,480            5,896
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.134           $0.927           $1.429           $1.333
  Accumulation Unit Value at end of
   period                                   $1.279           $1.134           $0.927           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,264            5,132            5,815            6,562
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.134           $0.927           $1.429           $1.333
  Accumulation Unit Value at end of
   period                                   $1.279           $1.134           $0.927           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,264            5,132            5,815            6,562
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.122           $0.919           $1.418           $1.325
  Accumulation Unit Value at end of
   period                                   $1.264           $1.122           $0.919           $1.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,820              681              753              924
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.111           $0.911               --               --
  Accumulation Unit Value at end of
   period                                   $1.250           $1.111               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,751              275               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.110           $0.910           $1.406           $1.316
  Accumulation Unit Value at end of
   period                                   $1.248           $1.110           $0.910           $1.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,026              743              790              814
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.086           $0.893               --               --
  Accumulation Unit Value at end of
   period                                   $1.218           $1.086               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  179               13               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.120           $1.051           $0.964           $0.840
  Accumulation Unit Value at end of
   period                                   $1.344           $1.120           $1.051           $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,406            5,798            5,576            3,985
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.112           $1.046           $0.975               --
  Accumulation Unit Value at end of
   period                                   $1.333           $1.112           $1.046               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,686            6,504            4,677               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.112           $1.046           $0.966               --
  Accumulation Unit Value at end of
   period                                   $1.333           $1.112           $1.046               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,686            6,504            4,677               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.107           $1.042           $0.959           $0.837
  Accumulation Unit Value at end of
   period                                   $1.325           $1.107           $1.042           $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,012            1,065            1,138              815
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.102           $1.039           $0.962               --
  Accumulation Unit Value at end of
   period                                   $1.316           $1.102           $1.039               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  792              782              597               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP     ALLIANCEBERNSTEIN VPS
                                         CAPITAL                 INTERNATIONAL
                                    APPRECIATION FUND              VALUE FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      --                         --
   Class IB                                      --                         --
   Other class                              356,437                     57,396
                                       ============               ============
  Cost:
   Class IA                                      --                         --
   Class IB                                      --                         --
   Other class                           $3,353,800                 $1,230,746
                                       ============               ============
  Market Value:
   Class IA                                      --                         --
   Class IB                                      --                         --
   Other class                           $5,040,013                   $847,741
 Due from Hartford Life
  Insurance Company                             363                        375
 Receivable from fund shares
  sold                                           --                         --
 Other assets                                    --                         --
                                       ------------               ------------
 Total Assets                             5,040,376                    848,116
                                       ------------               ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                              --                         --
 Payable for fund shares
  purchased                                     363                        375
 Other liabilities                               --                         --
                                       ------------               ------------
 Total Liabilities                              363                        375
                                       ------------               ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $5,040,013                   $847,741
                                       ============               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.            INVESCO V.I.        ALLIANCEBERNSTEIN VPS
                                      CAPITAL                   CORE                    HIGH                  GROWTH AND
                                 APPRECIATION FUND          EQUITY FUND              YIELD FUND            INCOME PORTFOLIO
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT (2)         SUB-ACCOUNT (3)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                            88,205                 165,627                 383,414                  110,355
                                    ============            ============            ============             ============
  Cost:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                        $2,131,944              $4,155,699              $3,083,672               $3,053,972
                                    ============            ============            ============             ============
  Market Value:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                        $2,055,179              $4,477,210              $2,051,264               $1,877,135
 Due from Hartford Life
  Insurance Company                           --                      --                      --                       --
 Receivable from fund shares
  sold                                        77                     967                      81                       70
 Other assets                                 --                      --                      --                       --
                                    ------------            ------------            ------------             ------------
 Total Assets                          2,055,256               4,478,177               2,051,345                1,877,205
                                    ------------            ------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           77                     967                      81                       70
 Payable for fund shares
  purchased                                   --                      --                      --                       --
 Other liabilities                            --                      49                      --                       --
                                    ------------            ------------            ------------             ------------
 Total Liabilities                            77                   1,016                      81                       70
                                    ------------            ------------            ------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,055,179              $4,477,161              $2,051,264               $1,877,135
                                    ============            ============            ============             ============

                                ALLIANCEBERNSTEIN VPS                                   BB&T
                                     INTERMEDIATE           AMERICAN FUNDS        CAPITAL MANAGER
                                    BOND PORTFOLIO           GROWTH FUND             EQUITY VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                     --                      --
   Class IB                                    --                     --                      --
   Other class                            254,467                  7,938                 615,904
                                     ============             ==========            ============
  Cost:
   Class IA                                    --                     --                      --
   Class IB                                    --                     --                      --
   Other class                         $2,878,946               $459,051              $5,467,984
                                     ============             ==========            ============
  Market Value:
   Class IA                                    --                     --                      --
   Class IB                                    --                     --                      --
   Other class                         $3,119,767               $431,336              $4,114,244
 Due from Hartford Life
  Insurance Company                            --                     --                      --
 Receivable from fund shares
  sold                                      8,951                     66                  31,167
 Other assets                                  --                     --                      --
                                     ------------             ----------            ------------
 Total Assets                           3,128,718                431,402               4,145,411
                                     ------------             ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         8,951                     66                  31,167
 Payable for fund shares
  purchased                                    --                     --                      --
 Other liabilities                             --                     --                       1
                                     ------------             ----------            ------------
 Total Liabilities                          8,951                     66                  31,168
                                     ------------             ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $3,119,767               $431,336              $4,114,243
                                     ============             ==========            ============

(1)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(2)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(3)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             BB&T
                                         BB&T               SPECIAL
                                        SELECT           OPPORTUNITIES
                                      EQUITY VIF          EQUITY VIF
                                    SUB-ACCOUNT (4)       SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                  --
   Class IB                                     --                  --
   Other class                           2,706,886             749,194
                                     =============       =============
  Cost:
   Class IA                                     --                  --
   Class IB                                     --                  --
   Other class                         $31,861,230          $9,279,288
                                     =============       =============
  Market Value:
   Class IA                                     --                  --
   Class IB                                     --                  --
   Other class                         $22,764,912         $12,436,616
 Due from Hartford Life
  Insurance Company                             --                  --
 Receivable from fund shares
  sold                                       1,325              12,002
 Other assets                                   --                  --
                                     -------------       -------------
 Total Assets                           22,766,237          12,448,618
                                     -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          1,325              12,002
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                               1                   3
                                     -------------       -------------
 Total Liabilities                           1,326              12,005
                                     -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $22,764,911         $12,436,613
                                     =============       =============

(4)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      COLUMBIA
                                        BB&T                                       SMALL COMPANY              COLUMBIA
                                    TOTAL RETURN           CALVERT VP SRI              GROWTH              LARGE CAP VALUE
                                      BOND VIF           BALANCED PORTFOLIO           FUND VS                  FUND VS
                                    SUB-ACCOUNT           SUB-ACCOUNT (5)           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                           366,527               1,031,448                 735,809                1,046,674
                                    ============            ============            ============            =============
  Cost:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                        $3,720,593              $1,585,543              $9,643,457              $18,860,310
                                    ============            ============            ============            =============
  Market Value:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                        $3,932,834              $1,748,304              $9,021,322              $13,648,798
 Due from Hartford Life
  Insurance Company                           --                      --                      --                       --
 Receivable from fund shares
  sold                                       161                      49                 357,112                    1,596
 Other assets                                121                      --                      --                       --
                                    ------------            ------------            ------------            -------------
 Total Assets                          3,933,116               1,748,353               9,378,434               13,650,394
                                    ------------            ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          161                      49                 357,112                    1,596
 Payable for fund shares
  purchased                                   --                      --                      --                       --
 Other liabilities                            --                      --                      72                      105
                                    ------------            ------------            ------------            -------------
 Total Liabilities                           161                      49                 357,184                    1,701
                                    ------------            ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,932,955              $1,748,304              $9,021,250              $13,648,693
                                    ============            ============            ============            =============

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT
                                       OMEGA                    CORE               FIDELITY(R) VIP
                                    GROWTH FUND             EQUITY FUND           ASSET MANAGER(TM)
                                 SUB-ACCOUNT (6)(7)       SUB-ACCOUNT (8)            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                       --
   Class IB                                   --                      --                       --
   Other class                           198,170                 346,053                  183,976
                                    ============            ============             ============
  Cost:
   Class IA                                   --                      --                       --
   Class IB                                   --                      --                       --
   Other class                        $3,932,110              $5,278,479               $2,829,847
                                    ============            ============             ============
  Market Value:
   Class IA                                   --                      --                       --
   Class IB                                   --                      --                       --
   Other class                        $4,806,186              $6,858,767               $2,675,013
 Due from Hartford Life
  Insurance Company                           --                      --                    1,003
 Receivable from fund shares
  sold                                     3,285                   3,659                       --
 Other assets                                 --                      72                       --
                                    ------------            ------------             ------------
 Total Assets                          4,809,471               6,862,498                2,676,016
                                    ------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        3,285                   3,659                       --
 Payable for fund shares
  purchased                                   --                      --                    1,003
 Other liabilities                            --                      --                       --
                                    ------------            ------------             ------------
 Total Liabilities                         3,285                   3,659                    1,003
                                    ------------            ------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,806,186              $6,858,839               $2,675,013
                                    ============            ============             ============

(5)  Formerly Calvert Social Balanced Portfolio. Change effective May 1, 2010.

(6) Effective July 16, 2010 Wells Fargo Advantage VT Large Company growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

(7)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(8) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP      FIDELITY(R) VIP
                                        GROWTH           CONTRAFUND(R)
                                     SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                   --
   Class IB                                    --                   --
   Other class                            227,938              606,052
                                     ============        =============
  Cost:
   Class IA                                    --                   --
   Class IB                                    --                   --
   Other class                         $6,779,973           $9,761,331
                                     ============        =============
  Market Value:
   Class IA                                    --                   --
   Class IB                                    --                   --
   Other class                         $8,454,238          $14,472,516
 Due from Hartford Life
  Insurance Company                            --                1,194
 Receivable from fund shares
  sold                                      2,373                   --
 Other assets                                   2                    4
                                     ------------        -------------
 Total Assets                           8,456,613           14,473,714
                                     ------------        -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2,373                   --
 Payable for fund shares
  purchased                                    --                1,194
 Other liabilities                             --                   --
                                     ------------        -------------
 Total Liabilities                          2,373                1,194
                                     ------------        -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,454,240          $14,472,520
                                     ============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         FIDELITY(R) VIP       FIDELITY(R) VIP
                                  FIDELITY(R) VIP          FREEDOM 2020         FREEDOM 2030        FIDELITY(R) VIP
                                      OVERSEAS              PORTFOLIO             PORTFOLIO           FREEDOM 2015
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                   --                    --
   Class IB                                   --                    --                   --                    --
   Other class                           177,254                17,054                4,357                50,285
                                    ============            ==========            =========            ==========
  Cost:
   Class IA                                   --                    --                   --                    --
   Class IB                                   --                    --                   --                    --
   Other class                        $3,302,382              $167,339              $40,509              $513,827
                                    ============            ==========            =========            ==========
  Market Value:
   Class IA                                   --                    --                   --                    --
   Class IB                                   --                    --                   --                    --
   Other class                        $2,972,545              $179,923              $44,351              $535,531
 Due from Hartford Life
  Insurance Company                           --                    --                  249                    --
 Receivable from fund shares
  sold                                     2,596                     6                   --                    18
 Other assets                                 --                    --                   --                    --
                                    ------------            ----------            ---------            ----------
 Total Assets                          2,975,141               179,929               44,600               535,549
                                    ------------            ----------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        2,596                     6                   --                    18
 Payable for fund shares
  purchased                                   --                    --                  249                    --
 Other liabilities                             1                    --                   --                    --
                                    ------------            ----------            ---------            ----------
 Total Liabilities                         2,597                     6                  249                    18
                                    ------------            ----------            ---------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,972,544              $179,923              $44,351              $535,531
                                    ============            ==========            =========            ==========


                                FIDELITY(R) VIP     FIDELITY(R) VIP       FIDELITY(R) VIP
                                 FREEDOM 2025       FREEDOM INCOME       FUNDSMANAGER 20%
                                  SUB-ACCOUNT       SUB-ACCOUNT (9)      SUB-ACCOUNT (10)
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              --                  --                    --
   Class IB                              --                  --                    --
   Other class                          614                 304                   815
                                    =======             =======               =======
  Cost:
   Class IA                              --                  --                    --
   Class IB                              --                  --                    --
   Other class                       $5,835              $3,218                $8,279
                                    =======             =======               =======
  Market Value:
   Class IA                              --                  --                    --
   Class IB                              --                  --                    --
   Other class                       $6,414              $3,113                $8,656
 Due from Hartford Life
  Insurance Company                      --                  11                    --
 Receivable from fund shares
  sold                                   --                  --                    --
 Other assets                            --                  --                    --
                                    -------             -------               -------
 Total Assets                         6,414               3,124                 8,656
                                    -------             -------               -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                  --                    --
 Payable for fund shares
  purchased                              --                  11                    --
 Other liabilities                       --                  --                    --
                                    -------             -------               -------
 Total Liabilities                       --                  11                    --
                                    -------             -------               -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $6,414              $3,113                $8,656
                                    =======             =======               =======

(9)  Funded as of November 8, 2010.

(10) Funded as of June 29, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                 FIDELITY(R) VIP     FIDELITY(R) VIP
                                 FUNDSMANAGER 50%    FUNDSMANAGER 60%
                                   SUB-ACCOUNT       SUB-ACCOUNT (11)
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                  --
   Class IB                                 --                  --
   Other class                           6,807               1,436
                                    ==========          ==========
  Cost:
   Class IA                                 --                  --
   Class IB                                 --                  --
   Other class                         $60,703             $13,816
                                    ==========          ==========
  Market Value:
   Class IA                                 --                  --
   Class IB                                 --                  --
   Other class                         $68,137             $14,185
 Due from Hartford Life
  Insurance Company                         --                  --
 Receivable from fund shares
  sold                                       2                  --
 Other assets                               --                  --
                                    ----------          ----------
 Total Assets                           68,139              14,185
                                    ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2                  --
 Payable for fund shares
  purchased                                 --                  --
 Other liabilities                          --                  --
                                    ----------          ----------
 Total Liabilities                           2                  --
                                    ----------          ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $68,137             $14,185
                                    ==========          ==========

(11) Funded as of November 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    HARTFORD
                                                       FRANKLIN                HARTFORD              TOTAL
                               FIDELITY(R) VIP          INCOME                 ADVISERS           RETURN BOND
                               FUNDSMANAGER 85%    SECURITIES FUND             HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (12)       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                            --                      --                64,775,350          55,565,177
   Class IB                            --                      --                 7,349,139          15,273,585
   Other class                         62                 136,858                        --                  --
                                    =====            ============          ================      ==============
  Cost:
   Class IA                            --                      --            $1,116,306,169        $615,564,948
   Class IB                            --                      --               182,511,951         176,691,491
   Other class                       $495              $2,110,779                        --                  --
                                    =====            ============          ================      ==============
  Market Value:
   Class IA                            --                      --            $1,251,588,879        $605,433,388
   Class IB                            --                      --               143,691,334         165,634,206
   Other class                       $568              $2,028,229                        --                  --
 Due from Hartford Life
  Insurance Company                    --                     268                        --                  --
 Receivable from fund shares
  sold                                 --                      --                   847,634             340,593
 Other assets                          --                      --                        --                  34
                                    -----            ------------          ----------------      --------------
 Total Assets                         568               2,028,497             1,396,127,847         771,408,221
                                    -----            ------------          ----------------      --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    --                      --                   847,634             340,593
 Payable for fund shares
  purchased                            --                     268                        --                  --
 Other liabilities                     --                      --                        19                  --
                                    -----            ------------          ----------------      --------------
 Total Liabilities                     --                     268                   847,653             340,593
                                    -----            ------------          ----------------      --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $568              $2,028,229            $1,395,280,194        $771,067,628
                                    =====            ============          ================      ==============

                                  HARTFORD        HARTFORD
                                  CAPITAL         DIVIDEND           HARTFORD
                                APPRECIATION     AND GROWTH       GLOBAL RESEARCH
                                  HLS FUND        HLS FUND           HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (13)
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        44,606,556      40,236,497          2,004,933
   Class IB                         6,387,951       9,246,913            590,170
   Other class                             --              --                 --
                               ==============  ==============      =============
  Cost:
   Class IA                    $1,466,114,778    $628,531,051        $18,792,391
   Class IB                       285,321,078     170,533,922          5,479,818
   Other class                             --              --                 --
                               ==============  ==============      =============
  Market Value:
   Class IA                    $1,889,515,554    $784,581,875        $19,935,269
   Class IB                       268,301,880     179,905,591          5,857,815
   Other class                             --              --                 --
 Due from Hartford Life
  Insurance Company                        --              --                 --
 Receivable from fund shares
  sold                              2,242,844         491,201             23,196
 Other assets                              --              44                 --
                               --------------  --------------      -------------
 Total Assets                   2,160,060,278     964,978,711         25,816,280
                               --------------  --------------      -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                 2,242,844         491,201             23,196
 Payable for fund shares
  purchased                                --              --                 --
 Other liabilities                         53              --                 --
                               --------------  --------------      -------------
 Total Liabilities                  2,242,897         491,201             23,196
                               --------------  --------------      -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities         $2,157,817,381    $964,487,510        $25,793,084
                               ==============  ==============      =============

(12) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(13) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  HARTFORD        HARTFORD
                                GLOBAL HEALTH  GLOBAL GROWTH
                                  HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         2,694,586       6,098,152
   Class IB                           458,890       1,699,100
   Other class                             --              --
                                =============  ==============
  Cost:
   Class IA                       $35,032,141     $97,223,575
   Class IB                         6,153,691      26,988,164
   Other class                             --              --
                                =============  ==============
  Market Value:
   Class IA                       $37,432,417     $95,264,565
   Class IB                         6,246,648      26,388,539
   Other class                             --              --
 Due from Hartford Life
  Insurance Company                        --              --
 Receivable from fund shares
  sold                                  1,661          47,111
 Other assets                              --              --
                                -------------  --------------
 Total Assets                      43,680,726     121,700,215
                                -------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     1,661          47,111
 Payable for fund shares
  purchased                                --              --
 Other liabilities                          1              --
                                -------------  --------------
 Total Liabilities                      1,662          47,111
                                -------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $43,679,064    $121,653,104
                                =============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                 HARTFORD
                                DISCIPLINED           HARTFORD              GROWTH         HARTFORD
                                   EQUITY              GROWTH           OPPORTUNITIES     HIGH YIELD
                                  HLS FUND            HLS FUND             HLS FUND        HLS FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (14)       SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         8,670,258           5,133,353            3,346,218      13,116,586
   Class IB                         2,701,117           1,739,111              971,516       4,171,563
   Other class                             --                  --                   --              --
                               ==============       =============       ==============  ==============
  Cost:
   Class IA                      $100,691,540         $54,259,177          $79,619,073    $121,383,785
   Class IB                        30,125,999          17,834,750           23,707,267      37,723,331
   Other class                             --                  --                   --              --
                               ==============       =============       ==============  ==============
  Market Value:
   Class IA                      $102,257,805         $61,684,690          $86,539,889    $120,078,554
   Class IB                        31,693,789          20,537,863           24,816,380      37,712,273
   Other class                             --                  --                   --              --
 Due from Hartford Life
  Insurance Company                        --               5,737               84,749              --
 Receivable from fund shares
  sold                                  3,361                  --                   --          24,115
 Other assets                              --                   6                    8               3
                               --------------       -------------       --------------  --------------
 Total Assets                     133,954,955          82,228,296          111,441,026     157,814,945
                               --------------       -------------       --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     3,361                  --                   --          24,115
 Payable for fund shares
  purchased                                --               5,737               84,749              --
 Other liabilities                          9                  --                   --              --
                               --------------       -------------       --------------  --------------
 Total Liabilities                      3,370               5,737               84,749          24,115
                               --------------       -------------       --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $133,951,585         $82,222,559         $111,356,277    $157,790,830
                               ==============       =============       ==============  ==============

                                                       HARTFORD                 HARTFORD
                                  HARTFORD          INTERNATIONAL             SMALL/MID CAP
                                   INDEX            OPPORTUNITIES                EQUITY
                                  HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT      SUB-ACCOUNT (15)(16)       SUB-ACCOUNT (17)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         7,199,268           28,701,881                2,598,729
   Class IB                           625,901            5,502,442                  878,912
   Other class                             --                   --                       --
                               ==============       ==============            =============
  Cost:
   Class IA                      $126,848,772         $314,984,845              $18,111,066
   Class IB                        18,971,997           62,060,432                6,110,313
   Other class                             --                   --                       --
                               ==============       ==============            =============
  Market Value:
   Class IA                      $188,619,452         $357,673,401              $25,594,771
   Class IB                        16,325,188           69,408,821                8,635,576
   Other class                             --                   --                       --
 Due from Hartford Life
  Insurance Company                        --                   --                  127,376
 Receivable from fund shares
  sold                                138,079              227,611                       --
 Other assets                              --                   --                       --
                               --------------       --------------            -------------
 Total Assets                     205,082,719          427,309,833               34,357,723
                               --------------       --------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   138,079              227,611                       --
 Payable for fund shares
  purchased                                --                   --                  127,376
 Other liabilities                         10                  186                       --
                               --------------       --------------            -------------
 Total Liabilities                    138,089              227,797                  127,376
                               --------------       --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $204,944,630         $427,082,036              $34,230,347
                               ==============       ==============            =============

(14) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(15) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(16) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(17) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                    MIDCAP            MIDCAP VALUE
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT (18)
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          7,697,371           12,533,204
   Class IB                            240,812            3,482,542
   Other class                              --                   --
                                ==============       ==============
  Cost:
   Class IA                       $114,768,124         $127,855,056
   Class IB                          5,808,362           35,259,943
   Other class                              --                   --
                                ==============       ==============
  Market Value:
   Class IA                       $200,236,160         $129,374,348
   Class IB                          6,199,051           35,818,357
   Other class                              --                   --
 Due from Hartford Life
  Insurance Company                         --               79,697
 Receivable from fund shares
  sold                                  40,719                   --
 Other assets                               --                   --
                                --------------       --------------
 Total Assets                      206,475,930          165,272,402
                                --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     40,719                   --
 Payable for fund shares
  purchased                                 --               79,697
 Other liabilities                          19                   --
                                --------------       --------------
 Total Liabilities                      40,738               79,697
                                --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $206,435,192         $165,192,705
                                ==============       ==============

(18) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD                  HARTFORD             HARTFORD
                                MONEY MARKET        SMALL COMPANY            SMALLCAP GROWTH           STOCK
                                  HLS FUND             HLS FUND                  HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                       200,233,062            6,271,509                 4,089,615           16,086,847
   Class IB                        53,976,749            1,429,078                 1,158,695            1,751,156
   Other class                             --                   --                        --                   --
                               ==============       ==============            ==============       ==============
  Cost:
   Class IA                      $200,086,260          $78,399,429               $67,142,718         $505,710,603
   Class IB                        54,123,641           20,861,158                18,551,742           91,820,254
   Other class                             99                   --                        --                   --
                               ==============       ==============            ==============       ==============
  Market Value:
   Class IA                      $200,107,017         $110,772,282               $87,390,277         $659,301,963
   Class IB                        54,102,978           24,556,782                24,584,314           71,690,321
   Other class                             11                   --                        --                   --
 Due from Hartford Life
  Insurance Company                 1,572,091               50,218                   123,316                   --
 Receivable from fund shares
  sold                                     --                   --                        --              297,194
 Other assets                              --                   --                        21                   36
                               --------------       --------------            --------------       --------------
 Total Assets                     255,782,097          135,379,282               112,097,928          731,289,514
                               --------------       --------------            --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                   --                        --              297,194
 Payable for fund shares
  purchased                         1,572,091               50,218                   123,316                   --
 Other liabilities                        231                   --                        --                   --
                               --------------       --------------            --------------       --------------
 Total Liabilities                  1,572,322               50,218                   123,316              297,194
                               --------------       --------------            --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $254,209,775         $135,329,064              $111,974,612         $730,992,320
                               ==============       ==============            ==============       ==============

                                       HARTFORD
                                   U.S. GOVERNMENT               HARTFORD               HUNTINGTON VA
                                      SECURITIES                  VALUE                    INCOME
                                       HLS FUND                  HLS FUND                EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (20)(21)          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             20,418,796                12,006,478                       --
   Class IB                              5,106,254                 2,756,544                       --
   Other class                                  --                        --                1,090,480
                                    ==============            ==============            =============
  Cost:
   Class IA                           $224,984,587              $118,624,842                       --
   Class IB                             56,874,515                26,499,687                       --
   Other class                                  --                        --              $10,727,920
                                    ==============            ==============            =============
  Market Value:
   Class IA                           $213,490,357              $129,335,118                       --
   Class IB                             53,118,493                29,652,698                       --
   Other class                                  --                        --               $9,454,464
 Due from Hartford Life
  Insurance Company                             --                        --                       --
 Receivable from fund shares
  sold                                     134,583                    80,460                      447
 Other assets                                   69                        16                       --
                                    --------------            --------------            -------------
 Total Assets                          266,743,502               159,068,292                9,454,911
                                    --------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        134,583                    80,460                      447
 Payable for fund shares
  purchased                                     --                        --                       --
 Other liabilities                              --                        --                        1
                                    --------------            --------------            -------------
 Total Liabilities                         134,583                    80,460                      448
                                    --------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $266,608,919              $158,987,832               $9,454,463
                                    ==============            ==============            =============

(20) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(21) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     HUNTINGTON VA
                                       DIVIDEND              HUNTINGTON VA
                                     CAPTURE FUND             GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                           1,230,774                 754,485
                                     =============            ============
  Cost:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                         $13,381,449              $6,201,728
                                     =============            ============
  Market Value:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                         $12,000,049              $5,892,529
 Due from Hartford Life
  Insurance Company                             --                      --
 Receivable from fund shares
  sold                                         459                   2,815
 Other assets                                   --                      --
                                     -------------            ------------
 Total Assets                           12,000,508               5,895,344
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            459                   2,815
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                               2                      --
                                     -------------            ------------
 Total Liabilities                             461                   2,815
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $12,000,047              $5,892,529
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                   MID CORP                  NEW                   ROTATING             INTERNATIONAL
                                 AMERICA FUND            ECONOMY FUND            MARKETS FUND            EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                        417,090                 213,187                 182,954                 146,366
                                 ============            ============            ============            ============
  Cost:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                     $4,848,721              $2,454,562              $1,796,006              $2,131,887
                                 ============            ============            ============            ============
  Market Value:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                     $7,357,476              $2,696,823              $2,030,793              $2,116,460
 Due from Hartford Life
  Insurance Company                        --                      --                      --                      --
 Receivable from fund
  shares sold                             339                     123                      93                      86
 Other assets                               1                      --                      --                       1
                                 ------------            ------------            ------------            ------------
 Total Assets                       7,357,816               2,696,946               2,030,886               2,116,547
                                 ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       339                     123                      93                      86
 Payable for fund shares
  purchased                                --                      --                      --                      --
 Other liabilities                         --                       1                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Liabilities                        339                     124                      93                      86
                                 ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $7,357,477              $2,696,822              $2,030,793              $2,116,461
                                 ============            ============            ============            ============

                                                       HUNTINGTON VA
                                HUNTINGTON VA             MORTGAGE            HUNTINGTON VA
                                MACRO 100 FUND        SECURITIES FUND           SITUS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                    --                      --
   Class IB                                --                    --                      --
   Other class                        102,755                85,675                 168,165
                                 ============            ==========            ============
  Cost:
   Class IA                                --                    --                      --
   Class IB                                --                    --                      --
   Other class                     $1,066,783              $958,679              $2,027,781
                                 ============            ==========            ============
  Market Value:
   Class IA                                --                    --                      --
   Class IB                                --                    --                      --
   Other class                       $925,824              $984,409              $2,520,794
 Due from Hartford Life
  Insurance Company                        --                    --                      --
 Receivable from fund
  shares sold                              39                    42                     113
 Other assets                              --                    --                      --
                                 ------------            ----------            ------------
 Total Assets                         925,863               984,451               2,520,907
                                 ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        39                    42                     113
 Payable for fund shares
  purchased                                --                    --                      --
 Other liabilities                         --                    --                      --
                                 ------------            ----------            ------------
 Total Liabilities                         39                    42                     113
                                 ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $925,824              $984,409              $2,520,794
                                 ============            ==========            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       BLACKROCK               BLACKROCK
                                         GLOBAL                LARGE CAP
                                 OPPORTUNITIES VI FUND      GROWTH V.I. FUND
                                    SUB-ACCOUNT (22)          SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                              7,903                  11,584
                                       ==========              ==========
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            $85,866                $119,341
                                       ==========              ==========
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                           $111,992                $125,692
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                          5                       6
 Other assets                                  --                      --
                                       ----------              ----------
 Total Assets                             111,997                 125,698
                                       ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             5                       6
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                       ----------              ----------
 Total Liabilities                              5                       6
                                       ----------              ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $111,992                $125,692
                                       ==========              ==========

(22) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO                                    MTB MANAGED
                                     UIF U.S.          VAN KAMPEN V.I.         UIF MID CAP             ALLOCATION
                                   REAL ESTATE            EQUITY AND              GROWTH            FUND -- MODERATE
                                    PORTFOLIO            INCOME FUND            PORTFOLIO              GROWTH II
                                 SUB-ACCOUNT (23)      SUB-ACCOUNT (24)      SUB-ACCOUNT (25)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --                      --
   Class IB                                 --                    --                    --                      --
   Other class                          47,026                28,798                75,034                 287,145
                                    ==========            ==========            ==========            ============
  Cost:
   Class IA                                 --                    --                    --                      --
   Class IB                                 --                    --                    --                      --
   Other class                        $843,690              $416,951              $789,697              $3,055,454
                                    ==========            ==========            ==========            ============
  Market Value:
   Class IA                                 --                    --                    --                      --
   Class IB                                 --                    --                    --                      --
   Other class                        $603,812              $404,618              $901,163              $2,733,624
 Due from Hartford Life
  Insurance Company                         91                   113                   115                      --
 Receivable from fund shares
  sold                                      --                    --                    --                     119
 Other assets                               --                    --                    --                      --
                                    ----------            ----------            ----------            ------------
 Total Assets                          603,903               404,731               901,278               2,733,743
                                    ----------            ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                    --                     119
 Payable for fund shares
  purchased                                 91                   113                   115                      --
 Other liabilities                          --                    --                    --                      --
                                    ----------            ----------            ----------            ------------
 Total Liabilities                          91                   113                   115                     119
                                    ----------            ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $603,812              $404,618              $901,163              $2,733,624
                                    ==========            ==========            ==========            ============

                                  COLUMBIA MARSICO
                                    INTERNATIONAL         COLUMBIA        COLUMBIA MARSICO
                                    OPPORTUNITIES        HIGH YIELD       FOCUSED EQUITIES
                                       FUND VS             FUND VS             FUND VS
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                  --                  --
   Class IB                                    --                  --                  --
   Other class                          1,059,914           1,147,589           1,799,680
                                    =============       =============       =============
  Cost:
   Class IA                                    --                  --                  --
   Class IB                                    --                  --                  --
   Other class                        $13,265,893         $11,127,590         $22,187,851
                                    =============       =============       =============
  Market Value:
   Class IA                                    --                  --                  --
   Class IB                                    --                  --                  --
   Other class                        $16,937,424         $11,533,275         $30,576,571
 Due from Hartford Life
  Insurance Company                            --                  --                  --
 Receivable from fund shares
  sold                                     11,118               8,271              10,119
 Other assets                                  --                   1                   3
                                    -------------       -------------       -------------
 Total Assets                          16,948,542          11,541,547          30,586,693
                                    -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        11,118               8,271              10,119
 Payable for fund shares
  purchased                                    --                  --                  --
 Other liabilities                              4                  --                  --
                                    -------------       -------------       -------------
 Total Liabilities                         11,122               8,271              10,119
                                    -------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $16,937,420         $11,533,276         $30,576,574
                                    =============       =============       =============

(23) Formerly Van Kampen -- UIF U.S. Real Estate Portfolio. Change effective June 1, 2010.

(24) Formerly Equity and Income. Change effective June 1, 2010.

(25) Formerly Mid Cap Growth. Change effective June 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       COLUMBIA            COLUMBIA MARSICO
                                   ASSET ALLOCATION             GROWTH
                                       FUND VS                  FUND VS
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                            327,890                1,119,054
                                     ============            =============
  Cost:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                         $5,201,258              $13,880,422
                                     ============            =============
  Market Value:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                         $4,007,024              $22,974,184
 Due from Hartford Life
  Insurance Company                            --                       --
 Receivable from fund shares
  sold                                        157                   21,987
 Other assets                                  --                        3
                                     ------------            -------------
 Total Assets                           4,007,181               22,996,174
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           157                   21,988
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             18                       --
                                     ------------            -------------
 Total Liabilities                            175                   21,988
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,007,006              $22,974,186
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO        COLUMBIA MARSICO          OPPENHEIMER            PUTNAM VT
                                    21ST CENTURY            MIDCAP GROWTH              GLOBAL              SMALL CAP
                                      FUND VS                  FUND VS            SECURITIES FUND            VALUE
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                    --                    --
   Class IB                                   --                       --                    --                26,987
   Other class                           457,358                1,736,558                27,873                    --
                                    ============            =============            ==========            ==========
  Cost:
   Class IA                                   --                       --                    --                    --
   Class IB                                   --                       --                    --              $436,718
   Other class                        $4,206,577              $12,064,238              $893,034                    --
                                    ============            =============            ==========            ==========
  Market Value:
   Class IA                                   --                       --                    --                    --
   Class IB                                   --                       --                    --              $371,887
   Other class                        $5,520,305              $13,701,449              $837,319                    --
 Due from Hartford Life
  Insurance Company                           --                  101,583                   195                   110
 Receivable from fund shares
  sold                                       316                       --                    --                    --
 Other assets                                 --                        2                    --                    --
                                    ------------            -------------            ----------            ----------
 Total Assets                          5,520,621               13,803,034               837,514               371,997
                                    ------------            -------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          316                       --                    --                    --
 Payable for fund shares
  purchased                                   --                  101,583                   195                   110
 Other liabilities                             2                       --                    --                    --
                                    ------------            -------------            ----------            ----------
 Total Liabilities                           318                  101,583                   195                   110
                                    ------------            -------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,520,303              $13,701,451              $837,319              $371,887
                                    ============            =============            ==========            ==========

                                                                            PIONEER
                                                          PIONEER           MID CAP
                                     PIMCO VIT           FUND VCT          VALUE VCT
                                    REAL RETURN          PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                  --               --
   Class IB                                   --                  --               --
   Other class                           139,967           1,046,725           17,432
                                    ============       =============       ==========
  Cost:
   Class IA                                   --                  --               --
   Class IB                                   --                  --               --
   Other class                        $1,742,617         $21,966,860         $293,963
                                    ============       =============       ==========
  Market Value:
   Class IA                                   --                  --               --
   Class IB                                   --                  --               --
   Other class                        $1,839,171         $23,467,772         $293,387
 Due from Hartford Life
  Insurance Company                          737                  --               --
 Receivable from fund shares
  sold                                        --               1,824               53
 Other assets                                 22                  --               --
                                    ------------       -------------       ----------
 Total Assets                          1,839,930          23,469,596          293,440
                                    ------------       -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --               1,824               53
 Payable for fund shares
  purchased                                  737                  --               --
 Other liabilities                            --                 178               --
                                    ------------       -------------       ----------
 Total Liabilities                           737               2,002               53
                                    ------------       -------------       ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,839,193         $23,467,594         $293,387
                                    ============       =============       ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                   JENNISON 20/20
                                       FOCUS                 JENNISON
                                     PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                           28,077                  50,921
                                     ==========            ============
  Cost:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $323,977              $1,112,743
                                     ==========            ============
  Market Value:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $429,862              $1,166,602
 Due from Hartford Life
  Insurance Company                          --                      --
 Receivable from fund shares
  sold                                       17                     126
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           429,879               1,166,728
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          17                     126
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           17                     126
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $429,862              $1,166,602
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          PRUDENTIAL
                                    PRUDENTIAL              SERIES                 ROYCE                 LEGG MASON
                                      VALUE             INTERNATIONAL            SMALL-CAP              CLEARBRIDGE
                                    PORTFOLIO               GROWTH               PORTFOLIO           APPRECIATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                      --                     --
   Class IB                                 --                    --                      --                     --
   Other class                          41,836                27,769                 140,157                 10,848
                                    ==========            ==========            ============             ==========
  Cost:
   Class IA                                 --                    --                      --                     --
   Class IB                                 --                    --                      --                     --
   Other class                        $820,894              $147,060              $1,407,166                $73,371
                                    ==========            ==========            ============             ==========
  Market Value:
   Class IA                                 --                    --                      --                     --
   Class IB                                 --                    --                      --                     --
   Other class                        $716,649              $141,625              $1,464,636               $148,732
 Due from Hartford Life
  Insurance Company                         --                    --                     628                     --
 Receivable from fund shares
  sold                                      31                     6                      --                      4
 Other assets                               --                    --                      --                     --
                                    ----------            ----------            ------------             ----------
 Total Assets                          716,680               141,631               1,465,264                148,736
                                    ----------            ----------            ------------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         31                     6                      --                      7
 Payable for fund shares
  purchased                                 --                    --                     628                     --
 Other liabilities                          --                    --                      --                     --
                                    ----------            ----------            ------------             ----------
 Total Liabilities                          31                     6                     628                      7
                                    ----------            ----------            ------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $716,649              $141,625              $1,464,636               $148,729
                                    ==========            ==========            ============             ==========

                                                           VICTORY
                                                           VARIABLE
                                  WESTERN ASSET           INSURANCE              INVESCO
                                      MONEY              DIVERSIFIED         VAN KAMPEN V. I.
                                   MARKET FUND            STOCK FUND          COMSTOCK FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (26)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                         190,961                88,297                13,789
                                    ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $190,961              $879,385              $179,907
                                    ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $190,961              $863,545              $160,916
 Due from Hartford Life
  Insurance Company                         --                    25                    31
 Receivable from fund shares
  sold                                       5                    --                    --
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          190,966               863,570               160,947
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          5                    --                    --
 Payable for fund shares
  purchased                                 --                    25                    31
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                           5                    25                    31
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $190,961              $863,545              $160,916
                                    ==========            ==========            ==========

(26) Formerly Comstock. Change effective June 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   WELLS FARGO         WELLS FARGO
                                   ADVANTAGE VT       ADVANTAGE VT
                                   INDEX ASSET        TOTAL RETURN
                                 ALLOCATION FUND        BOND FUND
                                 SUB-ACCOUNT (27)      SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                 --
   Class IB                                 --                 --
   Other class                          19,912              8,509
                                    ==========          =========
  Cost:
   Class IA                                 --                 --
   Class IB                                 --                 --
   Other class                        $243,546            $85,133
                                    ==========          =========
  Market Value:
   Class IA                                 --                 --
   Class IB                                 --                 --
   Other class                        $233,368            $88,576
 Due from Hartford Life
  Insurance Company                         --                 --
 Receivable from fund shares
  sold                                      11                  4
 Other assets                               --                  6
                                    ----------          ---------
 Total Assets                          233,379             88,586
                                    ----------          ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         11                  4
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                          --                 --
                                    ----------          ---------
 Total Liabilities                          11                  4
                                    ----------          ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $233,368            $88,582
                                    ==========          =========

(27) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT
                                    INTRINSIC           INTERNATIONAL           SMALL CAP              SMALL CAP
                                    VALUE FUND           EQUITY FUND           GROWTH FUND            VALUE FUND
                                 SUB-ACCOUNT (28)   SUB-ACCOUNT (29)(30)     SUB-ACCOUNT (31)      SUB-ACCOUNT (32)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                     --                    --                     --
   Class IB                                 --                     --                    --                     --
   Other class                           8,068              2,195,905               633,911              1,292,941
                                    ==========          =============          ============          =============
  Cost:
   Class IA                                 --                     --                    --                     --
   Class IB                                 --                     --                    --                     --
   Other class                         $88,303            $11,048,841            $3,993,719             $9,540,556
                                    ==========          =============          ============          =============
  Market Value:
   Class IA                                 --                     --                    --                     --
   Class IB                                 --                     --                    --                     --
   Other class                        $102,950            $12,626,272            $5,109,292            $11,688,189
 Due from Hartford Life
  Insurance Company                         --                     --                    --                     --
 Receivable from fund shares
  sold                                       5                  4,898                   204                    530
 Other assets                               --                      6                     3                     --
                                    ----------          -------------          ------------          -------------
 Total Assets                          102,955             12,631,176             5,109,499             11,688,719
                                    ----------          -------------          ------------          -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          5                  4,898                   204                    530
 Payable for fund shares
  purchased                                 --                     --                    --                     --
 Other liabilities                          --                     --                    --                     --
                                    ----------          -------------          ------------          -------------
 Total Liabilities                           5                  4,898                   204                    530
                                    ----------          -------------          ------------          -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $102,950            $12,626,278            $5,109,295            $11,688,189
                                    ==========          =============          ============          =============

(28) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(29) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(30) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(31) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(32) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
American Century(R) VP Capital Appreciation Fund -- Class I         2,301,881     $2.160732    to    $21.053343        $5,034,909
AllianceBernstein International Value Fund -- Class B                 109,554      7.738140    to      7.738140           847,741
Invesco V.I. Capital Appreciation Fund -- Class S1                  2,207,027      0.796506    to      1.124932         2,050,556
Invesco V.I. Core Equity Fund -- Class S1                           4,343,895      0.890914    to      1.146200         4,477,161
Invesco V.I. High Yield Fund -- Class S1                            1,527,331      1.213947    to      1.587214         2,045,362
AllianceBernstein VPS Growth and Income Portfolio -- Class B        1,671,900      0.954061    to      1.154196         1,866,634
AllianceBernstein VPS Intermediate Bond Portfolio -- Class B          266,778     11.359139    to     11.697057         3,100,885
American Funds Growth Fund -- Class 2                                  41,541     10.383301    to     10.383301           431,336
BB&T Capital Manager Equity VIF                                     4,028,631      0.948018    to      1.397798         4,114,243
BB&T Select Equity VIF                                             16,983,309      1.234953    to      1.374117        22,736,214
BB&T Special Opportunities Equity VIF                               6,738,130      1.754526    to      1.877039        12,436,613
BB&T Total Return Bond VIF                                          3,121,445      1.205159    to      1.289323         3,932,955
Calvert VP SRI Balanced Portfolio                                     533,462      3.096720    to      3.500925         1,657,027
Columbia Small Company Growth Fund VS -- Class A                    7,159,960      1.168250    to     16.209064         9,021,250
Columbia Large Cap Value Fund VS -- Class A                        11,270,719      1.064990    to     13.861380        13,648,693
Wells Fargo Advantage VT Omega Growth Fund -- Class 2                  10,487     12.581221    to     12.624085           132,006
Wells Fargo Advantage VT Omega Growth Fund -- Class I               4,906,354      0.813741    to     17.443913         4,658,627
Wells Fargo Advantage VT Core Equity Fund -- Class I                4,641,593      1.322078    to     15.541978         6,809,223
Fidelity(R) VIP Asset Manager(TM) -- Class INIT                     1,174,458      2.259706    to     13.513594         2,675,013
Fidelity(R) VIP Growth -- Class INIT                                4,091,717      2.052797    to     12.147443         8,449,555
Fidelity(R) VIP Contrafund(R) -- Class INIT                         4,210,389      3.428888    to     15.296140        14,472,052
Fidelity(R) VIP Overseas -- Class INIT                              1,554,675      1.905388    to     13.963540         2,972,544
Fidelity(R) VIP Freedom 2020 Portfolio -- Class SRV2                   10,826     16.618873    to     16.618873           179,923
Fidelity(R) VIP Freedom 2030 Portfolio -- Class SRV2                    2,513     17.645669    to     17.645669            44,351
Fidelity(R) VIP Freedom 2015 -- Class SRV2                             34,409     15.563664    to     15.563664           535,531
Fidelity(R) VIP Freedom 2025 -- Class SRV2                                375     17.086596    to     17.086596             6,414
Fidelity(R) VIP Freedom Income -- Class SRV2                              246     12.675836    to     12.675836             3,113
Fidelity(R) VIP FundsManager 20% -- Class SRV2                            709     12.201631    to     12.201631             8,656
Fidelity(R) VIP FundsManager 50% -- Class SRV2                          4,707     14.475529    to     14.475529            68,137
Fidelity(R) VIP FundsManager 60% -- Class SRV2                            919     15.437517    to     15.437517            14,185
Fidelity(R) VIP FundsManager 85% -- Class SRV2                             33     17.329010    to     17.329010               568
Franklin Income Securities Fund -- Class 2                            169,354     11.976273    to     11.976273         2,028,229
Hartford Advisers HLS Fund -- Class IA                            345,461,877      1.123186    to     10.391242     1,233,806,801
Hartford Advisers HLS Fund -- Class IB                            126,398,076      1.013160    to     14.409021       143,210,825
Hartford Total Return Bond HLS Fund -- Class IA                   230,211,542      1.516295    to     14.898386       601,764,555
Hartford Total Return Bond HLS Fund -- Class IB                   103,192,757      1.317906    to     12.075574       165,464,073
Hartford Capital Appreciation HLS Fund -- Class IA                261,839,798      2.190230    to     29.811396     1,878,045,452
Hartford Capital Appreciation HLS Fund -- Class IB                170,112,349      1.388140    to     16.871708       268,059,895
Hartford Dividend and Growth HLS Fund -- Class IA                 299,941,460      1.408043    to     13.921665       780,322,697
Hartford Dividend and Growth HLS Fund -- Class IB                 115,871,880      1.210277    to     13.898031       179,854,233
Hartford Global Research HLS Fund -- Class IA                       2,016,213      9.655678    to     10.660617        19,913,089
Hartford Global Research HLS Fund -- Class IB                         599,093      9.561577    to     16.400512         5,857,814
Hartford Global Health HLS Fund -- Class IA                        17,820,688      1.941159    to      2.367723        37,325,121
Hartford Global Health HLS Fund -- Class IB                         3,040,427      1.883000    to     13.740266         6,246,647
Hartford Global Growth HLS Fund -- Class IA                        53,748,761      1.221873    to      9.884065        94,966,159
Hartford Global Growth HLS Fund -- Class IB                        29,623,916      0.752856    to     15.547715        26,388,539

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class IA                   81,904,807     $1.072119    to    $10.713852      $102,090,343
Hartford Disciplined Equity HLS Fund -- Class IB                   33,337,178      0.851650    to     14.223154        31,693,797
Hartford Growth HLS Fund -- Class IA                               45,116,553      1.266998    to     10.390229        61,521,404
Hartford Growth HLS Fund -- Class IB                               15,815,054      1.240875    to     15.820496        20,537,857
Hartford Growth Opportunities HLS Fund -- Class IA                 52,219,335      1.494625    to     15.980356        86,425,468
Hartford Growth Opportunities HLS Fund -- Class IB                 16,156,779      1.469398    to     15.217449        24,816,380
Hartford High Yield HLS Fund -- Class IA                           65,389,039      1.638419    to     14.733140       119,711,752
Hartford High Yield HLS Fund -- Class IB                           22,351,311      1.520969    to     17.281541        37,697,733
Hartford Index HLS Fund -- Class IA                                54,439,955      0.989955    to      6.283196       185,012,222
Hartford Index HLS Fund -- Class IB                                17,389,759      0.818818    to     14.020820        16,325,191
Hartford International Opportunities HLS Fund -- Class IA         164,352,323      1.393909    to      3.545354       356,101,400
Hartford International Opportunities HLS Fund -- Class IB          58,958,088      1.051275    to     15.561855        69,404,550
Hartford Small/Mid Cap Equity HLS Fund -- Class IA                  2,464,548     10.159783    to     10.571584        25,594,771
Hartford Small/Mid Cap Equity HLS Fund -- Class IB                    818,907     10.398463    to     10.703518         8,628,204
Hartford MidCap HLS Fund -- Class IA                               42,620,719      3.034464    to      5.357417       199,185,140
Hartford MidCap HLS Fund -- Class IB                                3,385,314      1.681976    to     16.181705         6,199,051
Hartford MidCap Value HLS Fund -- Class IA                         71,956,625      1.657018    to      2.013173       129,173,458
Hartford MidCap Value HLS Fund -- Class IB                         20,840,352      1.626571    to     18.782138        35,791,497
Hartford Money Market HLS Fund -- Class IA                        117,210,830      0.539173    to      4.008393       198,928,046
Hartford Money Market HLS Fund -- Class IB                         49,062,150      0.959475    to      9.556416        53,944,074
Hartford Small Company HLS Fund -- Class IA                        44,602,306      1.610758    to      3.079503       110,400,111
Hartford Small Company HLS Fund -- Class IB                        22,388,884      0.887345    to     15.984332        24,546,615
Hartford SmallCap Growth HLS Fund -- Class IA                      55,564,525      1.405540    to     18.819193        87,273,844
Hartford SmallCap Growth HLS Fund -- Class IB                      16,992,408      1.387746    to     18.680973        24,584,318
Hartford Stock HLS Fund -- Class IA                               175,949,239      0.962043    to     20.882408       648,081,070
Hartford Stock HLS Fund -- Class IB                                78,655,533      0.822367    to     15.983449        71,632,861
Hartford U.S. Government Securities HLS Fund -- Class IA          178,628,368      1.084485    to     10.636278       211,962,812
Hartford U.S. Government Securities HLS Fund -- Class IB           47,550,303      1.066224    to     10.211368        53,086,295
Hartford Value HLS Fund -- Class IA                                98,482,705      1.209638    to     14.055914       128,873,691
Hartford Value HLS Fund -- Class IB                                23,945,141      1.183235    to     13.923729        29,647,533
Huntington VA Income Equity Fund                                    8,256,373      1.049176    to     11.633621         9,439,948
Huntington VA Dividend Capture Fund                                 7,711,606      1.390819    to     14.227806        12,000,047
Huntington VA Growth Fund                                           7,013,159      0.735091    to     10.634679         5,892,529
Huntington VA Mid Corp America Fund                                 3,951,218      1.632043    to     17.480435         7,357,477
Huntington VA New Economy Fund                                      1,783,588      1.279515    to     13.924238         2,696,822
Huntington VA Rotating Markets Fund                                 1,489,191      1.224738    to     14.640529         2,030,793
Huntington VA International Equity Fund                             1,441,908      1.402347    to      1.501412         2,116,461
Huntington VA Macro 100 Fund                                          958,659      0.925708    to      0.991134           925,824
Huntington VA Mortgage Securities Fund                                825,431      1.145312    to      1.226229           984,409
Huntington VA Situs Fund                                            1,775,956      1.363957    to      1.460334         2,520,794
BlackRock Global Opportunities VI Fund -- Class I                      76,265      1.241823    to      1.507935           111,992
BlackRock Large Cap Growth V.I. Fund -- Class I                       125,964      0.874703    to      1.056789           125,692
UIF U.S. Real Estate Portfolio -- Class II                             58,848     10.260478    to     10.260478           603,812
Invesco Van Kampen V.I. Equity and Income Fund -- Class S2             35,370     11.439720    to     11.439720           404,618
UIF Mid Cap Growth Portfolio -- Class II                               70,208     12.835637    to     12.835637           901,163
MTB Managed Allocation Fund -- Moderate Growth II                   2,408,653      1.094031    to     13.790921         2,733,624
Columbia Marsico International Opportunities Fund VS -- Class B     8,795,114      1.544290    to     16.309610        16,933,489

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund VS                                         6,304,889     $1.727489    to    $15.891617       $11,526,534
Columbia Marsico Focused Equities Fund VS -- Class A               17,702,160      1.134097    to      1.774331        30,487,608
Columbia Asset Allocation Fund VS -- Class A                        3,342,129      1.093391    to      1.221589         3,999,877
Columbia Marsico Growth Fund VS -- Class A                         13,587,096      1.125900    to     14.867091        22,866,326
Columbia Marsico 21st Century Fund VS -- Class A                    4,756,868      1.068679    to      1.602816         5,520,303
Columbia Marsico Midcap Growth Fund VS -- Class A                  12,825,733      1.010670    to     18.334359        13,701,451
Oppenheimer Global Securities Fund -- Class SRV                        79,672     10.509576    to     10.509576           837,319
Putnam VT Small Cap Value -- Class IB                                  42,163      8.820300    to      8.820300           371,887
PIMCO VIT Real Return -- Class ADMN                                   143,115     12.851145    to     12.851145         1,839,193
Pioneer Fund VCT Portfolio -- Class II                             21,479,541      1.049341    to      1.114727        23,460,557
Pioneer Mid Cap Value VCT Portfolio -- Class II                        27,998     10.478749    to     10.478749           293,387
Jennison 20/20 Focus Portfolio -- Class II                            284,997      1.475411    to      1.528914           429,862
Jennison Portfolio -- Class II                                      1,648,645      0.676860    to      0.961940         1,163,464
Prudential Value Portfolio -- Class II                                582,375      1.193215    to      1.271226           716,649
Prudential Series International Growth -- Class II                    138,574      0.988689    to      1.053318           141,625
Royce Small-Cap Portfolio -- Class INVT                               128,099     11.433593    to     11.433593         1,464,636
Legg Mason ClearBridge Appreciation Fund -- Class A                     9,568     15.544199    to     15.544199           148,729
Western Asset Money Market Fund -- Class A                             52,218      3.542836    to      3.666006           190,961
Victory Variable Insurance Diversified Stock Fund -- Class A           78,287     10.007586    to     11.283922           861,367
Invesco Van Kampen V. I. Comstock Fund -- Class S2                     16,165      9.954431    to      9.954431           160,916
Wells Fargo Advantage VT Index Asset Allocation Fund                  192,776      1.189793    to      1.214792           233,368
Wells Fargo Advantage VT Total Return Bond Fund                        63,028      1.397635    to      1.426914            88,582
Wells Fargo Advantage VT Intrinsic Value Fund -- Class 2               92,939      1.102598    to      1.125767           102,950
Wells Fargo Advantage VT International Equity Fund -- Class 2           8,489     12.158148    to     12.205915           103,341
Wells Fargo Advantage VT International Equity Fund -- Class I       9,705,456      0.987492    to      1.753967        12,445,946
Wells Fargo Advantage VT Small Cap Growth Fund -- Class 1             391,379     12.720756    to     12.798846         5,002,329
Wells Fargo Advantage VT Small Cap Growth Fund                         16,807      1.640227    to      1.750561            28,141
Wells Fargo Advantage VT Small Cap Value Fund -- Class 1              958,040     12.157026    to     12.217855        11,679,488
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
American Century(R) VP Capital Appreciation Fund -- Class I             2,362      2.160732    to      2.160732             5,104
Invesco V.I. Capital Appreciation Fund -- Class S1                      4,934      0.937006    to      0.937006             4,623
Invesco V.I. High Yield Fund -- Class S1                                4,474      1.319386    to      1.319386             5,902
AllianceBernstein VPS Growth and Income Portfolio -- Class B            9,168      1.145373    to      1.145373            10,501
AllianceBernstein VPS Intermediate Bond Portfolio -- Class B            1,619     11.664459    to     11.664459            18,882
BB&T Select Equity VIF                                                 21,045      1.363612    to      1.363612            28,697
Calvert VP SRI Balanced Portfolio                                      29,475      3.096720    to      3.096720            91,277
Wells Fargo Advantage VT Omega Growth Fund -- Class I                  13,642      1.140106    to      1.140106            15,553
Wells Fargo Advantage VT Core Equity Fund -- Class I                   33,111      1.438931    to      1.498525            49,616
Fidelity(R) VIP Growth -- Class INIT                                    2,282      2.052797    to      2.052797             4,685
Fidelity(R) VIP Contrafund(R) -- Class INIT                               136      3.428888    to      3.428888               468
Hartford Advisers HLS Fund -- Class IA                              3,061,801      1.213444    to     10.391242        17,782,013
Hartford Advisers HLS Fund -- Class IB                                391,519      1.086865    to      1.302281           480,555
Hartford Total Return Bond HLS Fund -- Class IA                       861,862      1.725873    to      8.942568         3,668,864
Hartford Total Return Bond HLS Fund -- Class IB                       102,532      1.596113    to      1.670059           170,136
Hartford Capital Appreciation HLS Fund -- Class IA                    777,405      2.281019    to     29.811396        11,470,018
Hartford Capital Appreciation HLS Fund -- Class IB                    136,364      1.484415    to      2.422025           242,016

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund -- Class IA                   1,139,955     $1.610478    to     $3.839091        $4,259,230
Hartford Dividend and Growth HLS Fund -- Class IB                      33,223      1.525451    to      1.556569            51,350
Hartford Global Research HLS Fund -- Class IA                           2,236      9.919538    to      9.947741            22,181
Hartford Global Health HLS Fund -- Class IA                            50,309      2.128193    to      2.154195           107,296
Hartford Global Growth HLS Fund -- Class IA                           167,748      1.242612    to      1.908592           298,406
Hartford Disciplined Equity HLS Fund -- Class IA                      128,708      1.090311    to      1.363116           167,445
Hartford Growth HLS Fund -- Class IA                                  117,902      1.384274    to      1.414611           163,298
Hartford Growth Opportunities HLS Fund -- Class IA                     69,818      1.638650    to      1.652911           114,429
Hartford High Yield HLS Fund -- Class IA                              202,089      1.754920    to      1.817609           366,808
Hartford High Yield HLS Fund -- Class IB                                8,858      1.641099    to      1.641099            14,537
Hartford Index HLS Fund -- Class IA                                   711,690      1.016290    to      6.283196         3,607,217
Hartford International Opportunities HLS Fund -- Class IA             575,080      1.476945    to      3.450860         1,571,826
Hartford International Opportunities HLS Fund -- Class IB               2,665      1.598632    to      1.598632             4,260
Hartford Small/Mid Cap Equity HLS Fund -- Class IB                        689     10.703518    to     10.703518             7,372
Hartford MidCap HLS Fund -- Class IA                                  224,351      4.684630    to      4.684630         1,051,001
Hartford MidCap Value HLS Fund -- Class IA                            109,915      1.827643    to      1.845359           200,894
Hartford MidCap Value HLS Fund -- Class IB                             11,741      1.751200    to     12.287559            26,856
Hartford Money Market HLS Fund -- Class IA                            578,600      1.170814    to      3.494772         1,321,578
Hartford Money Market HLS Fund -- Class IB                             13,492      1.191608    to      1.191608            16,077
Hartford Small Company HLS Fund -- Class IA                           140,433      1.638105    to      2.666747           372,166
Hartford Small Company HLS Fund -- Class IB                             5,507      1.847089    to      1.847089            10,172
Hartford SmallCap Growth HLS Fund -- Class IA                          75,522      1.541015    to      1.554470           116,450
Hartford Stock HLS Fund -- Class IA                                 1,077,697      1.005012    to     20.882408        11,220,937
Hartford Stock HLS Fund -- Class IB                                    50,255      1.143219    to      1.143219            57,452
Hartford U.S. Government Securities HLS Fund -- Class IA            1,036,421      1.188992    to     10.361500         1,527,601
Hartford U.S. Government Securities HLS Fund -- Class IB               28,158      1.143911    to      1.143911            32,211
Hartford Value HLS Fund -- Class IA                                   346,947      1.329498    to      1.362037           461,443
Hartford Value HLS Fund -- Class IB                                     4,054      1.273866    to      1.273866             5,165
Huntington VA Income Equity Fund                                       12,950      1.120818    to      1.120818            14,515
Columbia Marsico International Opportunities Fund VS -- Class B         1,936      2.030891    to      2.030891             3,931
Columbia High Yield Fund VS                                             3,572      1.887510    to      1.887510             6,742
Columbia Marsico Focused Equities Fund VS -- Class A                   50,141      1.774331    to      1.774331            88,966
Columbia Asset Allocation Fund VS -- Class A                            5,836      1.221589    to      1.221589             7,129
Columbia Marsico Growth Fund VS -- Class A                             60,729      1.776096    to      1.776096           107,860
Pioneer Fund VCT Portfolio -- Class II                                  6,346      1.108867    to      1.108867             7,037
Jennison Portfolio -- Class II                                          4,474      0.701417    to      0.701417             3,138
Victory Variable Insurance Diversified Stock Fund -- Class A              193     11.283922    to     11.283922             2,178
Wells Fargo Advantage VT International Equity Fund -- Class I          44,233      1.740558    to      1.740558            76,991
Wells Fargo Advantage VT Small Cap Growth Fund -- Class 1               6,162     12.793044    to     12.793044            78,825
Wells Fargo Advantage VT Small Cap Value Fund -- Class 1                  712     12.212311    to     12.212311             8,701

#  Rounded unit values

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP     ALLIANCEBERNSTEIN
                                         CAPITAL               INTERNATIONAL
                                    APPRECIATION FUND           VALUE FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                $22,313
                                       ------------              ---------
EXPENSE:
 Administrative charges                        (120)                   (56)
 Mortality and Expense Risk
  charges                                   (52,804)               (10,856)
                                       ------------              ---------
  Total Expenses                            (52,924)               (10,912)
                                       ------------              ---------
  Net investment income (loss)              (52,924)                11,401
                                       ------------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     106,891                (42,851)
 Net realized gain on
  distributions                                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,093,467                 48,776
                                       ------------              ---------
  Net gain (loss) on
   investments                            1,200,358                  5,925
                                       ------------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $1,147,434                $17,326
                                       ============              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                INVESCO V.I.           INVESCO V.I.          INVESCO V.I.         ALLIANCEBERNSTEIN VPS
                                   CAPITAL                 CORE                  HIGH                  GROWTH AND
                              APPRECIATION FUND        EQUITY FUND            YIELD FUND            INCOME PORTFOLIO
                               SUB-ACCOUNT (1)       SUB-ACCOUNT (2)        SUB-ACCOUNT (3)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $14,210               $43,005               $197,027                     $ --
                                 -----------            ----------            -----------              -----------
EXPENSE:
 Administrative charges                 (207)                   --                   (622)                      --
 Mortality and Expense
  Risk charges                       (26,239)              (60,656)               (30,905)                 (24,631)
                                 -----------            ----------            -----------              -----------
  Total Expenses                     (26,446)              (60,656)               (31,527)                 (24,631)
                                 -----------            ----------            -----------              -----------
  Net investment income
   (loss)                            (12,236)              (17,651)               165,500                  (24,631)
                                 -----------            ----------            -----------              -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (104,386)               (4,301)              (121,513)                (173,174)
 Net realized gain on
  distributions                           --                    --                     --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               351,302               351,194                148,543                  385,193
                                 -----------            ----------            -----------              -----------
  Net gain (loss) on
   investments                       246,916               346,893                 27,030                  212,019
                                 -----------            ----------            -----------              -----------
  Net increase (decrease)
   in net assets resulting
   from operations                  $234,680              $329,242               $192,530                 $187,388
                                 ===========            ==========            ===========              ===========

                             ALLIANCEBERNSTEIN VPS                                  BB&T
                                  INTERMEDIATE          AMERICAN FUNDS             MID CAP
                                 BOND PORTFOLIO           GROWTH FUND            GROWTH VIF
                                  SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (4)
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $157,177                 $2,728                     $ --
                                   ----------              ---------            -------------
EXPENSE:
 Administrative charges                    --                     (1)                      --
 Mortality and Expense
  Risk charges                        (42,901)                (4,474)                  (5,631)
                                   ----------              ---------            -------------
  Total Expenses                      (42,901)                (4,475)                  (5,631)
                                   ----------              ---------            -------------
  Net investment income
   (loss)                             114,276                 (1,747)                  (5,631)
                                   ----------              ---------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             21,787                    763               (1,233,894)
 Net realized gain on
  distributions                            --                     --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 78,612                 62,022                1,125,929
                                   ----------              ---------            -------------
  Net gain (loss) on
   investments                        100,399                 62,785                 (107,965)
                                   ----------              ---------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                   $214,675                $61,038                $(113,596)
                                   ==========              =========            =============

(1)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(2)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(3)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

(4)  Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        BB&T                    BB&T
                                   CAPITAL MANAGER             SELECT
                                     EQUITY VIF              EQUITY VIF
                                     SUB-ACCOUNT           SUB-ACCOUNT (5)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $61,833                 $281,178
                                     -----------            -------------
EXPENSE:
 Administrative charges                       --                       --
 Mortality and Expense Risk
  charges                                (54,163)                (324,445)
                                     -----------            -------------
  Total Expenses                         (54,163)                (324,445)
                                     -----------            -------------
  Net investment income (loss)             7,670                  (43,267)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (246,847)              (3,087,259)
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            718,018                5,265,327
                                     -----------            -------------
  Net gain (loss) on
   investments                           471,171                2,178,068
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $478,841               $2,134,801
                                     ===========            =============

(5)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     BB&T                                                                COLUMBIA
                                   SPECIAL                  BB&T                                      SMALL COMPANY
                                OPPORTUNITIES           TOTAL RETURN          CALVERT VP SRI              GROWTH
                                  EQUITY VIF              BOND VIF          BALANCED PORTFOLIO           FUND VS
                                 SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (6)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,052              $149,877                $24,089                     $ --
                                 ------------            ----------             ----------             ------------
EXPENSE:
 Administrative charges                    --                    --                   (103)                      --
 Mortality and Expense
  Risk charges                       (160,982)              (57,768)               (21,452)                (135,396)
                                 ------------            ----------             ----------             ------------
  Total Expenses                     (160,982)              (57,768)               (21,555)                (135,396)
                                 ------------            ----------             ----------             ------------
  Net investment income
   (loss)                            (153,930)               92,109                  2,534                 (135,396)
                                 ------------            ----------             ----------             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            105,896                48,708                (21,248)                (695,339)
 Net realized gain on
  distributions                            --                 6,807                     --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,607,219                77,993                199,040                2,782,670
                                 ------------            ----------             ----------             ------------
  Net gain (loss) on
   investments                      1,713,115               133,508                177,792                2,087,331
                                 ------------            ----------             ----------             ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,559,185              $225,617               $180,326               $1,951,935
                                 ============            ==========             ==========             ============

                                                                                 WELLS FARGO
                                   COLUMBIA              EVERGREEN VA            ADVANTAGE VT
                                LARGE CAP VALUE       DIVERSIFIED CAPITAL           OMEGA
                                    FUND VS              BUILDER FUND            GROWTH FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT (7)       SUB-ACCOUNT (8)(9)
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $209,340                $52,270                $37,909
                                 -------------            -----------             ----------
EXPENSE:
 Administrative charges                     --                     --                     --
 Mortality and Expense
  Risk charges                        (220,018)               (16,152)               (66,639)
                                 -------------            -----------             ----------
  Total Expenses                      (220,018)               (16,152)               (66,639)
                                 -------------            -----------             ----------
  Net investment income
   (loss)                              (10,678)                36,118                (28,730)
                                 -------------            -----------             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (1,499,892)              (518,135)                88,985
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,140,757                603,787                654,933
                                 -------------            -----------             ----------
  Net gain (loss) on
   investments                       1,640,865                 85,652                743,918
                                 -------------            -----------             ----------
  Net increase (decrease)
   in net assets resulting
   from operations                  $1,630,187               $121,770               $715,188
                                 =============            ===========             ==========

(6)  Formerly Calvert Social Balances Portfolio. Change effective May 1, 2010.

(7) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(8)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(9) Effective July 16, 2010 Wells Fargo Advantage VT Large Company growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                      WELLS FARGO
                                  EVERGREEN VA        ADVANTAGE VT
                                      HIGH                CORE
                                   INCOME FUND        EQUITY FUND
                                SUB-ACCOUNT (10)    SUB-ACCOUNT (11)
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,361             $36,610
                                    ---------          ----------
EXPENSE:
 Administrative charges                    --                  --
 Mortality and Expense Risk
  charges                                (457)            (93,096)
                                    ---------          ----------
  Total Expenses                         (457)            (93,096)
                                    ---------          ----------
  Net investment income (loss)            904             (56,486)
                                    ---------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (9,598)            165,282
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,511             788,778
                                    ---------          ----------
  Net gain (loss) on
   investments                            913             954,060
                                    ---------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,817            $897,574
                                    =========          ==========

(10) Effective July 16, 2010 Evergreen VA High Income Fund was liquidated.

(11) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                               ASSET MANAGER(TM)          GROWTH            CONTRAFUND(R)           OVERSEAS
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $43,380               $20,911              $165,974              $38,986
                                   ----------          ------------          ------------          -----------
EXPENSE:
 Administrative charges                   (74)                 (398)                 (535)                (122)
 Mortality and Expense Risk
  charges                             (31,642)              (93,847)             (170,489)             (35,854)
                                   ----------          ------------          ------------          -----------
  Total Expenses                      (31,716)              (94,245)             (171,024)             (35,976)
                                   ----------          ------------          ------------          -----------
  Net investment income
   (loss)                              11,664               (73,334)               (5,050)               3,010
                                   ----------          ------------          ------------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (45,597)               24,536               159,009             (307,338)
 Net realized gain on
  distributions                        13,058                25,604                 6,023                5,316
 Net unrealized appreciation
  (depreciation) of
  investments during the year         341,770             1,609,198             1,865,148              616,217
                                   ----------          ------------          ------------          -----------
  Net gain (loss) on
   investments                        309,231             1,659,338             2,030,180              314,195
                                   ----------          ------------          ------------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $320,895            $1,586,004            $2,025,130             $317,205
                                   ==========          ============          ============          ===========

                                FIDELITY(R) VIP   FIDELITY(R) VIP
                                 FREEDOM 2020      FREEDOM 2030     FIDELITY(R) VIP
                                   PORTFOLIO         PORTFOLIO       FREEDOM 2015
                                  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,381             $734             $9,933
                                   ---------          -------          ---------
EXPENSE:
 Administrative charges                   --              (18)                --
 Mortality and Expense Risk
  charges                             (1,639)            (375)            (3,742)
                                   ---------          -------          ---------
  Total Expenses                      (1,639)            (393)            (3,742)
                                   ---------          -------          ---------
  Net investment income
   (loss)                              1,742              341              6,191
                                   ---------          -------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   34              513                398
 Net realized gain on
  distributions                        1,187              258              5,317
 Net unrealized appreciation
  (depreciation) of
  investments during the year         14,586            3,887             25,264
                                   ---------          -------          ---------
  Net gain (loss) on
   investments                        15,807            4,658             30,979
                                   ---------          -------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $17,549           $4,999            $37,170
                                   =========          =======          =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                 FIDELITY(R) VIP     FIDELITY(R) VIP
                                  FREEDOM 2025        FREEDOM INCOME
                                   SUB-ACCOUNT       SUB-ACCOUNT (12)
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $120                  $51
                                      -----               ------
EXPENSE:
 Administrative charges                  --                   --
 Mortality and Expense Risk
  charges                               (73)                  (2)
                                      -----               ------
  Total Expenses                        (73)                  (2)
                                      -----               ------
  Net investment income (loss)           47                   49
                                      -----               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2                   --
 Net realized gain on
  distributions                          37                   73
 Net unrealized appreciation
  (depreciation) of
  investments during the year           704                 (105)
                                      -----               ------
  Net gain (loss) on
   investments                          743                  (32)
                                      -----               ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $790                  $17
                                      =====               ======

(12) Funded as of November 8, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                 FUNDSMANAGER 20%       FUNDSMANAGER 50%       FUNDSMANAGER 60%        FUNDSMANAGER 85%
                                 SUB-ACCOUNT (13)          SUB-ACCOUNT         SUB-ACCOUNT (14)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $124                    $945                  $153                     $5
                                       -----                 -------                 -----                   ----
EXPENSE:
 Administrative charges                   --                      --                    --                     --
 Mortality and Expense Risk
  charges                                (54)                   (793)                  (29)                    (7)
                                       -----                 -------                 -----                   ----
  Total Expenses                         (54)                   (793)                  (29)                    (7)
                                       -----                 -------                 -----                   ----
  Net investment income
   (loss)                                 70                     152                   124                     (2)
                                       -----                 -------                 -----                   ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    2                      23                     1                     --
 Net realized gain on
  distributions                           10                     121                    30                      1
 Net unrealized appreciation
  (depreciation) of
  investments during the year            377                   6,103                   369                     72
                                       -----                 -------                 -----                   ----
  Net gain (loss) on
   investments                           389                   6,247                   400                     73
                                       -----                 -------                 -----                   ----
  Net increase (decrease) in
   net assets resulting from
   operations                           $459                  $6,399                  $524                    $71
                                       =====                 =======                 =====                   ====

                                                                                  HARTFORD
                                     FRANKLIN                HARTFORD              TOTAL
                                      INCOME                 ADVISERS           RETURN BOND
                                 SECURITIES FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT (15)       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $128,672               $19,126,140          $32,324,609
                                    ----------            --------------       --------------
EXPENSE:
 Administrative charges                    (28)                  (29,496)             (53,538)
 Mortality and Expense Risk
  charges                              (23,646)              (19,223,975)         (12,149,364)
                                    ----------            --------------       --------------
  Total Expenses                       (23,674)              (19,253,471)         (12,202,902)
                                    ----------            --------------       --------------
  Net investment income
   (loss)                              104,998                  (127,331)          20,121,707
                                    ----------            --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,271               (11,805,009)          (1,757,920)
 Net realized gain on
  distributions                             --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          100,189               150,238,880           29,281,634
                                    ----------            --------------       --------------
  Net gain (loss) on
   investments                         103,460               138,433,871           27,523,714
                                    ----------            --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $208,458              $138,306,540          $47,645,421
                                    ==========            ==============       ==============

(13) Funded as of June 29, 2010.

(14) Funded as of November 1, 2010.

(15) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                   CAPITAL              DIVIDEND
                                 APPRECIATION          AND GROWTH
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $14,498,892          $17,229,380
                                --------------       --------------
EXPENSE:
 Administrative charges                (69,413)             (52,139)
 Mortality and Expense Risk
  charges                          (28,869,251)         (13,895,372)
                                --------------       --------------
  Total Expenses                   (28,938,664)         (13,947,511)
                                --------------       --------------
  Net investment income (loss)     (14,439,772)           3,281,869
                                --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (26,962,116)           2,373,216
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      326,399,372           96,198,307
                                --------------       --------------
  Net gain (loss) on
   investments                     299,437,256           98,571,523
                                --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $284,997,484         $101,853,392
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          HARTFORD
                                      HARTFORD                HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL RESEARCH          GLOBAL HEALTH            GLOBAL GROWTH          EQUITY
                                      HLS FUND                HLS FUND                HLS FUND            HLS FUND
                                  SUB-ACCOUNT (16)          SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $278,522                 $66,223                 $249,241          $1,583,728
                                    ------------            ------------            -------------       -------------
EXPENSE:
 Administrative charges                       --                      --                       --                  --
 Mortality and Expense Risk
  charges                               (373,605)               (682,134)              (1,748,255)         (2,031,511)
                                    ------------            ------------            -------------       -------------
  Total Expenses                        (373,605)               (682,134)              (1,748,255)         (2,031,511)
                                    ------------            ------------            -------------       -------------
  Net investment income
   (loss)                                (95,083)               (615,911)              (1,499,014)           (447,783)
                                    ------------            ------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (72,332)               (184,184)              (5,458,397)         (2,017,091)
 Net realized gain on
  distributions                               --                      --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,351,701               3,168,595               20,519,979          17,546,710
                                    ------------            ------------            -------------       -------------
  Net gain (loss) on
   investments                         3,279,369               2,984,411               15,061,582          15,529,619
                                    ------------            ------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,184,286              $2,368,500              $13,562,568         $15,081,836
                                    ============            ============            =============       =============

                                                          HARTFORD
                                      HARTFORD             GROWTH             HARTFORD
                                       GROWTH           OPPORTUNITIES        HIGH YIELD
                                      HLS FUND            HLS FUND            HLS FUND
                                  SUB-ACCOUNT (17)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $111,815             $15,290          $1,052,568
                                    -------------       -------------       -------------
EXPENSE:
 Administrative charges                        --                  --                  --
 Mortality and Expense Risk
  charges                              (1,218,859)         (1,658,949)         (2,367,517)
                                    -------------       -------------       -------------
  Total Expenses                       (1,218,859)         (1,658,949)         (2,367,517)
                                    -------------       -------------       -------------
  Net investment income
   (loss)                              (1,107,044)         (1,643,659)         (1,314,949)
                                    -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,832,681)         (5,134,308)          1,699,532
 Net realized gain on
  distributions                                --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          15,127,034          22,026,841          20,403,025
                                    -------------       -------------       -------------
  Net gain (loss) on
   investments                         13,294,353          16,892,533          22,102,557
                                    -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,187,309         $15,248,874         $20,787,608
                                    =============       =============       =============

(16) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

(17) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HARTFORD
                                  HARTFORD               INTERNATIONAL
                                    INDEX                OPPORTUNITIES
                                  HLS FUND                  HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT (18)(19)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $3,289,235                $5,524,531
                                -------------            --------------
EXPENSE:
 Administrative charges                  (480)                  (18,672)
 Mortality and Expense Risk
  charges                          (2,657,599)               (6,016,495)
                                -------------            --------------
  Total Expenses                   (2,658,079)               (6,035,167)
                                -------------            --------------
  Net investment income (loss)        631,156                  (510,636)
                                -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             5,459,318               (58,108,057)
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      18,591,505               106,877,304
                                -------------            --------------
  Net gain (loss) on
   investments                     24,050,823                48,769,247
                                -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $24,681,979               $48,258,611
                                =============            ==============

(18) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(19) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP          HARTFORD                  HARTFORD                  HARTFORD
                                       EQUITY               MIDCAP                 MIDCAP VALUE              MONEY MARKET
                                      HLS FUND             HLS FUND                  HLS FUND                  HLS FUND
                                  SUB-ACCOUNT (20)       SUB-ACCOUNT             SUB-ACCOUNT (21)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $194,934             $456,538                  $874,655                      $ --
                                    -------------       --------------            --------------            --------------
EXPENSE:
 Administrative charges                        --                   --                        --                   (18,298)
 Mortality and Expense Risk
  charges                                (465,527)          (2,491,632)               (2,332,736)               (4,340,303)
                                    -------------       --------------            --------------            --------------
  Total Expenses                         (465,527)          (2,491,632)               (2,332,736)               (4,358,601)
                                    -------------       --------------            --------------            --------------
  Net investment income
   (loss)                                (270,593)          (2,035,094)               (1,458,081)               (4,358,601)
                                    -------------       --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    44,384            7,649,812                (4,161,193)                       --
 Net realized gain on
  distributions                                --                   --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,105,865           33,525,323                37,298,562                        --
                                    -------------       --------------            --------------            --------------
  Net gain (loss) on
   investments                          6,150,249           41,175,135                33,137,369                        --
                                    -------------       --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,879,656          $39,140,041               $31,679,288               $(4,358,601)
                                    =============       ==============            ==============            ==============


                                       HARTFORD                  HARTFORD             HARTFORD
                                    SMALL COMPANY            SMALLCAP GROWTH           STOCK
                                       HLS FUND                  HLS FUND             HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                      $ --           $7,858,392
                                    --------------            --------------       --------------
EXPENSE:
 Administrative charges                     (4,760)                       (2)             (18,614)
 Mortality and Expense Risk
  charges                               (1,757,417)               (1,529,172)          (9,516,830)
                                    --------------            --------------       --------------
  Total Expenses                        (1,762,177)               (1,529,174)          (9,535,444)
                                    --------------            --------------       --------------
  Net investment income
   (loss)                               (1,762,177)               (1,529,174)          (1,677,052)
                                    --------------            --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,085,240                  (963,138)           8,719,851
 Net realized gain on
  distributions                                 --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           25,319,752                31,741,092           81,060,393
                                    --------------            --------------       --------------
  Net gain (loss) on
   investments                          27,404,992                30,777,954           89,780,244
                                    --------------            --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $25,642,815               $29,248,780          $88,103,192
                                    ==============            ==============       ==============

(20) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(21) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD
                                    U.S. GOVERNMENT              HARTFORD
                                      SECURITIES                  VALUE
                                       HLS FUND                  HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (23)(24)
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $12,779,172                $2,255,098
                                     -------------            --------------
EXPENSE:
 Administrative charges                        (58)                       --
 Mortality and Expense Risk
  charges                               (4,402,483)               (2,407,651)
                                     -------------            --------------
  Total Expenses                        (4,402,541)               (2,407,651)
                                     -------------            --------------
  Net investment income (loss)           8,376,631                  (152,553)
                                     -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (636,491)              (13,753,747)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (739,675)               32,270,423
                                     -------------            --------------
  Net gain (loss) on
   investments                          (1,376,166)               18,516,676
                                     -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $7,000,465               $18,364,123
                                     =============            ==============

(23) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(24) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA           HUNTINGTON VA                                  HUNTINGTON VA
                                       INCOME                 DIVIDEND             HUNTINGTON VA             MID CORP
                                    EQUITY FUND             CAPTURE FUND            GROWTH FUND            AMERICA FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $272,898                $536,231                 $8,855                 $47,951
                                    ------------            ------------            -----------            ------------
EXPENSE:
 Administrative charges                       --                      --                     --                      --
 Mortality and Expense Risk
  charges                               (156,305)               (204,338)               (96,061)               (117,426)
                                    ------------            ------------            -----------            ------------
  Total Expenses                        (156,305)               (204,338)               (96,061)               (117,426)
                                    ------------            ------------            -----------            ------------
  Net investment income
   (loss)                                116,593                 331,893                (87,206)                (69,475)
                                    ------------            ------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (658,654)               (809,725)              (277,938)                514,239
 Net realized gain on
  distributions                               --                      --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,474,679               2,057,920                817,735                 963,437
                                    ------------            ------------            -----------            ------------
  Net gain (loss) on
   investments                           816,025               1,248,195                539,797               1,477,676
                                    ------------            ------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $932,618              $1,580,088               $452,591              $1,408,201
                                    ============            ============            ===========            ============

                                   HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                        NEW                 ROTATING           INTERNATIONAL
                                   ECONOMY FUND           MARKETS FUND          EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,671               $23,580               $26,114
                                    -----------            ----------            ----------
EXPENSE:
 Administrative charges                      --                    --                    --
 Mortality and Expense Risk
  charges                               (44,017)              (36,914)              (31,708)
                                    -----------            ----------            ----------
  Total Expenses                        (44,017)              (36,914)              (31,708)
                                    -----------            ----------            ----------
  Net investment income
   (loss)                               (41,346)              (13,334)               (5,594)
                                    -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (108,038)              (58,232)               (9,281)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           505,799               166,346               156,333
                                    -----------            ----------            ----------
  Net gain (loss) on
   investments                          397,761               108,114               147,052
                                    -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $356,415               $94,780              $141,458
                                    ===========            ==========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          HUNTINGTON VA
                                    HUNTINGTON VA           MORTGAGE
                                   MACRO 100 FUND        SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $8,753              $23,035
                                     -----------            ---------
EXPENSE:
 Administrative charges                       --                   --
 Mortality and Expense Risk
  charges                                (17,110)             (16,470)
                                     -----------            ---------
  Total Expenses                         (17,110)             (16,470)
                                     -----------            ---------
  Net investment income (loss)            (8,357)               6,565
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (176,086)              15,106
 Net realized gain on
  distributions                               --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            300,210               10,327
                                     -----------            ---------
  Net gain (loss) on
   investments                           124,124               25,433
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $115,767              $31,998
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             BLACKROCK                BLACKROCK              UIF U.S.
                                  HUNTINGTON VA               GLOBAL                  LARGE CAP            REAL ESTATE
                                    SITUS FUND         OPPORTUNITIES VI FUND      GROWTH V.I. FUND          PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT (25)            SUB-ACCOUNT         SUB-ACCOUNT (26)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,980                    $920                   $1,405                 $9,414
                                    ----------               ---------                ---------             ----------
EXPENSE:
 Administrative charges                     --                      --                       --                    (39)
 Mortality and Expense Risk
  charges                              (38,318)                 (1,828)                  (2,101)                (5,987)
                                    ----------               ---------                ---------             ----------
  Total Expenses                       (38,318)                 (1,828)                  (2,101)                (6,026)
                                    ----------               ---------                ---------             ----------
  Net investment income
   (loss)                              (28,338)                   (908)                    (696)                 3,388
                                    ----------               ---------                ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (13,305)                   (404)                   4,165                  1,418
 Net realized gain on
  distributions                             --                      --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          628,711                  10,934                   13,351                113,250
                                    ----------               ---------                ---------             ----------
  Net gain (loss) on
   investments                         615,406                  10,530                   17,516                114,668
                                    ----------               ---------                ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $587,068                  $9,622                  $16,820               $118,056
                                    ==========               =========                =========             ==========

                                      INVESCO                                   MTB MANAGED
                                  VAN KAMPEN V.I.         UIF MID CAP            ALLOCATION
                                    EQUITY AND               GROWTH           FUND -- MODERATE
                                    INCOME FUND            PORTFOLIO             GROWTH II
                                 SUB-ACCOUNT (27)       SUB-ACCOUNT (28)        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,822                   $ --               $18,657
                                     ---------             ----------            ----------
EXPENSE:
 Administrative charges                    (36)                    (3)                   --
 Mortality and Expense Risk
  charges                               (4,770)                (8,265)              (39,676)
                                     ---------             ----------            ----------
  Total Expenses                        (4,806)                (8,268)              (39,676)
                                     ---------             ----------            ----------
  Net investment income
   (loss)                                3,016                 (8,268)              (21,019)
                                     ---------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,831)                 3,033               (99,233)
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,722                199,203               352,494
                                     ---------             ----------            ----------
  Net gain (loss) on
   investments                          35,891                202,236               253,261
                                     ---------             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $38,907               $193,968              $232,242
                                     =========             ==========            ==========

(25) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(26) Formerly Van Kampen -- UIF U.S. Real Estate Portfolio. Change effective June 1, 2010.

(27) Formerly Equity and Income. Change effective June 1, 2010.

(28) Formerly Mid Cap Growth. Change effective June 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO
                                    INTERNATIONAL              COLUMBIA
                                    OPPORTUNITIES             HIGH YIELD
                                       FUND VS                 FUND VS
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $112,400                $979,086
                                     ------------            ------------
EXPENSE:
 Administrative charges                   (10,028)                 (9,122)
 Mortality and Expense Risk
  charges                                (254,998)               (193,491)
                                     ------------            ------------
  Total Expenses                         (265,026)               (202,613)
                                     ------------            ------------
  Net investment income (loss)           (152,626)                776,473
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     9,789                 171,092
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,844,369                 272,762
                                     ------------            ------------
  Net gain (loss) on
   investments                          1,854,158                 443,854
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,701,532              $1,220,327
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO           COLUMBIA            COLUMBIA MARSICO       COLUMBIA MARSICO
                                  FOCUSED EQUITIES       ASSET ALLOCATION             GROWTH              21ST CENTURY
                                      FUND VS                 FUND VS                FUND VS                FUND VS
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $130,525               $111,914                 $25,854                  $ --
                                    ------------            -----------            ------------            ----------
EXPENSE:
 Administrative charges                   (9,182)                    --                  (6,359)               (2,440)
 Mortality and Expense Risk
  charges                               (410,102)               (59,530)               (312,512)              (78,473)
                                    ------------            -----------            ------------            ----------
  Total Expenses                        (419,284)               (59,530)               (318,871)              (80,913)
                                    ------------            -----------            ------------            ----------
  Net investment income
   (loss)                               (288,759)                52,384                (293,017)              (80,913)
                                    ------------            -----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,084,307               (227,545)              1,573,810               260,276
 Net realized gain on
  distributions                               --                     --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,866,211                620,328               2,723,421               578,419
                                    ------------            -----------            ------------            ----------
  Net gain (loss) on
   investments                         4,950,518                392,783               4,297,231               838,695
                                    ------------            -----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,661,759               $445,167              $4,004,214              $757,782
                                    ============            ===========            ============            ==========

                                  COLUMBIA MARSICO         OPPENHEIMER            PUTNAM VT
                                   MIDCAP GROWTH              GLOBAL              SMALL CAP
                                      FUND VS            SECURITIES FUND            VALUE
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $8,213                $9,166                 $806
                                    ------------            ----------            ---------
EXPENSE:
 Administrative charges                  (10,819)                  (12)                  (5)
 Mortality and Expense Risk
  charges                               (203,279)               (9,533)              (3,581)
                                    ------------            ----------            ---------
  Total Expenses                        (214,098)               (9,545)              (3,586)
                                    ------------            ----------            ---------
  Net investment income
   (loss)                               (205,885)                 (379)              (2,780)
                                    ------------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (4,754)                2,515               (4,018)
 Net realized gain on
  distributions                               --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,433,907               101,383               72,978
                                    ------------            ----------            ---------
  Net gain (loss) on
   investments                         3,429,153               103,898               68,960
                                    ------------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,223,268              $103,519              $66,180
                                    ============            ==========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        PIONEER
                                     PIMCO VIT         FUND VCT
                                    REAL RETURN        PORTFOLIO
                                    SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,206            $267,061
                                     ---------       -------------
EXPENSE:
 Administrative charges                    (57)                 --
 Mortality and Expense Risk
  charges                              (20,443)           (381,267)
                                     ---------       -------------
  Total Expenses                       (20,500)           (381,267)
                                     ---------       -------------
  Net investment income (loss)           2,706            (114,206)
                                     ---------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (6,414)         (1,047,931)
 Net realized gain on
  distributions                         16,300                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           79,164           4,133,555
                                     ---------       -------------
  Net gain (loss) on
   investments                          89,050           3,085,624
                                     ---------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $91,756          $2,971,418
                                     =========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PIONEER
                                     MID CAP          JENNISON 20/20                               PRUDENTIAL
                                    VALUE VCT              FOCUS               JENNISON               VALUE
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,631                 $ --                  $176               $2,399
                                    ---------            ---------            ----------            ---------
EXPENSE:
 Administrative charges                   (16)                  --                    --                   --
 Mortality and Expense Risk
  charges                              (3,715)              (6,261)              (15,288)             (10,290)
                                    ---------            ---------            ----------            ---------
  Total Expenses                       (3,731)              (6,261)              (15,288)             (10,290)
                                    ---------            ---------            ----------            ---------
  Net investment income
   (loss)                              (1,100)              (6,261)              (15,112)              (7,891)
                                    ---------            ---------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 8,682               16,163                 3,157              (53,952)
 Net realized gain on
  distributions                            --                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          37,583               15,655               118,162              134,829
                                    ---------            ---------            ----------            ---------
  Net gain (loss) on
   investments                         46,265               31,818               121,319               80,877
                                    ---------            ---------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $45,165              $25,557              $106,207              $72,986
                                    =========            =========            ==========            =========

                                   PRUDENTIAL
                                     SERIES                ROYCE               LEGG MASON
                                  INTERNATIONAL          SMALL-CAP             CLEARBRIDGE
                                     GROWTH              PORTFOLIO          APPRECIATION FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,583                $1,583                $2,061
                                    ---------            ----------             ---------
EXPENSE:
 Administrative charges                    --                   (18)                   --
 Mortality and Expense Risk
  charges                              (2,178)              (15,692)               (1,362)
                                    ---------            ----------             ---------
  Total Expenses                       (2,178)              (15,710)               (1,362)
                                    ---------            ----------             ---------
  Net investment income
   (loss)                                (595)              (14,127)                  699
                                    ---------            ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (23,184)                2,083                    21
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          37,777               239,431                14,453
                                    ---------            ----------             ---------
  Net gain (loss) on
   investments                         14,593               241,514                14,474
                                    ---------            ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,998              $227,387               $15,173
                                    =========            ==========             =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          VICTORY
                                                         VARIABLE
                                  WESTERN ASSET          INSURANCE
                                      MONEY             DIVERSIFIED
                                   MARKET FUND          STOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $308               $7,158
                                     --------            ---------
EXPENSE:
 Administrative charges                    --                   --
 Mortality and Expense Risk
  charges                              (1,918)             (12,243)
                                     --------            ---------
  Total Expenses                       (1,918)             (12,243)
                                     --------            ---------
  Net investment income (loss)         (1,610)              (5,085)
                                     --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --               (6,958)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               95,795
                                     --------            ---------
  Net gain (loss) on
   investments                             --               88,837
                                     --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,610)             $83,752
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       WELLS FARGO         WELLS FARGO           WELLS FARGO
                                   INVESCO            ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                              VAN KAMPEN V. I.         INDEX ASSET         TOTAL RETURN           INTRINSIC
                                COMSTOCK FUND        ALLOCATION FUND        BOND FUND            VALUE FUND
                              SUB-ACCOUNT (29)      SUB-ACCOUNT (30)       SUB-ACCOUNT        SUB-ACCOUNT (31)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $194                $4,601              $3,062                  $805
                                  ---------             ---------            --------             ---------
EXPENSE:
 Administrative charges                  (4)                   --                  --                    --
 Mortality and Expense
  Risk charges                       (1,749)               (4,524)             (1,660)               (1,719)
                                  ---------             ---------            --------             ---------
  Total Expenses                     (1,753)               (4,524)             (1,660)               (1,719)
                                  ---------             ---------            --------             ---------
  Net investment income
   (loss)                            (1,559)                   77               1,402                  (914)
                                  ---------             ---------            --------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            6,262               (15,748)                 (8)                 (271)
 Net realized gain on
  distributions                          --                    --               2,473                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               15,962                38,507                 579                12,067
                                  ---------             ---------            --------             ---------
  Net gain (loss) on
   investments                       22,224                22,759               3,044                11,796
                                  ---------             ---------            --------             ---------
  Net increase (decrease)
   in net assets resulting
   from operations                  $20,665               $22,836              $4,446               $10,882
                                  =========             =========            ========             =========

                                   WELLS FARGO              WELLS FARGO               WELLS FARGO
                                  ADVANTAGE VT              ADVANTAGE VT             ADVANTAGE VT
                                  INTERNATIONAL              SMALL CAP                 SMALL CAP
                                   EQUITY FUND              GROWTH FUND               VALUE FUND
                              SUB-ACCOUNT (32)(33)        SUB-ACCOUNT (34)         SUB-ACCOUNT (35)
--------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $120,629                     $ --                   $22,937
                                  -------------             ------------             -------------
EXPENSE:
 Administrative charges                      --                       --                        --
 Mortality and Expense
  Risk charges                         (183,190)                 (66,347)                 (187,952)
                                  -------------             ------------             -------------
  Total Expenses                       (183,190)                 (66,347)                 (187,952)
                                  -------------             ------------             -------------
  Net investment income
   (loss)                               (62,561)                 (66,347)                 (165,015)
                                  -------------             ------------             -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (1,175,139)                (344,987)               (2,803,796)
 Net realized gain on
  distributions                         435,315                       --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                2,473,241                1,454,452                 4,877,368
                                  -------------             ------------             -------------
  Net gain (loss) on
   investments                        1,733,417                1,109,465                 2,073,572
                                  -------------             ------------             -------------
  Net increase (decrease)
   in net assets resulting
   from operations                   $1,670,856               $1,043,118                $1,908,557
                                  =============             ============             =============

(29) Formerly Comstock. Change effective June 1, 2010.

(30) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(31) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(32) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(33) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(34) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(35) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN
                                         CAPITAL                INTERNATIONAL
                                    APPRECIATION FUND             VALUE FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(52,924)                  $11,401
 Net realized gain (loss) on
  security transactions                     106,891                   (42,851)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,093,467                    48,776
                                       ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,147,434                    17,326
                                       ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                  138,078                    17,943
 Net transfers                               41,296                   (95,560)
 Surrenders for benefit
  payments and fees                        (331,623)                 (114,425)
 Net annuity transactions                      (413)                       --
 Other                                           --                        --
                                       ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (152,662)                 (192,042)
                                       ------------              ------------
 Net increase (decrease) in
  net assets                                994,772                  (174,716)
NET ASSETS:
 Beginning of year                        4,045,241                 1,022,457
                                       ------------              ------------
 End of year                             $5,040,013                  $847,741
                                       ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.            INVESCO V.I.         ALLIANCEBERNSTEIN VPS
                                      CAPITAL                   CORE                    HIGH                   GROWTH AND
                                 APPRECIATION FUND          EQUITY FUND              YIELD FUND             INCOME PORTFOLIO
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT (2)          SUB-ACCOUNT (3)            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,236)               $(17,651)                $165,500                 $(24,631)
 Net realized gain (loss) on
  security transactions                 (104,386)                 (4,301)                (121,513)                (173,174)
 Net realized gain on
  distributions                               --                      --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            351,302                 351,194                  148,543                  385,193
                                    ------------            ------------            -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             234,680                 329,242                  192,530                  187,388
                                    ------------            ------------            -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                10,096                  12,991                    5,259                   41,872
 Net transfers                            22,030                 (84,277)                (664,695)                   7,289
 Surrenders for benefit
  payments and fees                     (187,026)               (926,017)                (461,709)                (271,714)
 Net annuity transactions                   (569)                     (7)                    (764)                  (3,262)
 Other                                        --                      --                       --                       --
                                    ------------            ------------            -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (155,469)               (997,310)              (1,121,909)                (225,815)
                                    ------------            ------------            -------------             ------------
 Net increase (decrease) in
  net assets                              79,211                (668,068)                (929,379)                 (38,427)
NET ASSETS:
 Beginning of year                     1,975,968               5,145,229                2,980,643                1,915,562
                                    ------------            ------------            -------------             ------------
 End of year                          $2,055,179              $4,477,161               $2,051,264               $1,877,135
                                    ============            ============            =============             ============

                                ALLIANCEBERNSTEIN VPS                                   BB&T
                                     INTERMEDIATE           AMERICAN FUNDS             MID CAP
                                    BOND PORTFOLIO           GROWTH FUND             GROWTH VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (4)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $114,276                $(1,747)                 $(5,631)
 Net realized gain (loss) on
  security transactions                    21,787                    763               (1,233,894)
 Net realized gain on
  distributions                                --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              78,612                 62,022                1,125,929
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              214,675                 61,038                 (113,596)
                                     ------------             ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  8,480                 10,377                       70
 Net transfers                            574,835                 25,914               (5,049,560)
 Surrenders for benefit
  payments and fees                      (241,618)                (6,735)                (146,152)
 Net annuity transactions                  (2,537)                    --                  (11,172)
 Other                                         --                     --                       --
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       339,160                 29,556               (5,206,814)
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets                              553,835                 90,594               (5,320,410)
NET ASSETS:
 Beginning of year                      2,565,932                340,742                5,320,410
                                     ------------             ----------            -------------
 End of year                           $3,119,767               $431,336                     $ --
                                     ============             ==========            =============

(1)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(2)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(3)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

(4)  Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         BB&T                    BB&T
                                   CAPITAL MANAGER              SELECT
                                      EQUITY VIF              EQUITY VIF
                                     SUB-ACCOUNT            SUB-ACCOUNT (5)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7,670                 $(43,267)
 Net realized gain (loss) on
  security transactions                  (246,847)              (3,087,259)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             718,018                5,265,327
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              478,841                2,134,801
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 34,263                  134,077
 Net transfers                           (119,398)              (2,093,140)
 Surrenders for benefit
  payments and fees                      (441,049)              (3,423,319)
 Net annuity transactions                      --                   13,263
 Other                                         16                      238
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (526,168)              (5,368,881)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              (47,327)              (3,234,080)
NET ASSETS:
 Beginning of year                      4,161,570               25,998,991
                                     ------------            -------------
 End of year                           $4,114,243              $22,764,911
                                     ============            =============

(5)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                BB&T                                                                   COLUMBIA
                               SPECIAL                   BB&T                                        SMALL COMPANY
                            OPPORTUNITIES            TOTAL RETURN           CALVERT VP SRI              GROWTH
                             EQUITY VIF                BOND VIF           BALANCED PORTFOLIO            FUND VS
                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (6)            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(153,930)                $92,109                  $2,534                $(135,396)
 Net realized gain (loss)
  on security transactions        105,896                  48,708                 (21,248)                (695,339)
 Net realized gain on
  distributions                        --                   6,807                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          1,607,219                  77,993                 199,040                2,782,670
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               1,559,185                 225,617                 180,326                1,951,935
                            -------------            ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                        121,170                  29,820                  34,913                   37,839
 Net transfers                    532,289                 (26,963)                (52,905)                 234,217
 Surrenders for benefit
  payments and fees              (527,280)               (337,352)               (232,072)              (1,673,722)
 Net annuity transactions              --                      --                  (7,446)                      --
 Other                                821                       3                      --                       --
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions          127,000                (334,492)               (257,510)              (1,401,666)
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets                 1,686,185                (108,875)                (77,184)                 550,269
NET ASSETS:
 Beginning of year             10,750,428               4,041,830               1,825,488                8,470,981
                            -------------            ------------            ------------            -------------
 End of year                  $12,436,613              $3,932,955              $1,748,304               $9,021,250
                            =============            ============            ============            =============

                                                                                   WELLS FARGO
                                   COLUMBIA               EVERGREEN VA             ADVANTAGE VT
                                LARGE CAP VALUE        DIVERSIFIED CAPITAL            OMEGA
                                    FUND VS               BUILDER FUND             GROWTH FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT (7)        SUB-ACCOUNT (8)(9)
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(10,678)                 $36,118                $(28,730)
 Net realized gain (loss)
  on security transactions          (1,499,892)                (518,135)                 88,985
 Net realized gain on
  distributions                             --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,140,757                  603,787                 654,933
                                 -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,630,187                  121,770                 715,188
                                 -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              68,745                      200                   2,480
 Net transfers                        (291,613)              (3,314,715)                204,365
 Surrenders for benefit
  payments and fees                 (2,504,085)                (181,934)               (798,521)
 Net annuity transactions                   --                  (22,208)                 (6,894)
 Other                                      --                       --                      --
                                 -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,726,953)              (3,518,657)               (598,570)
                                 -------------            -------------            ------------
 Net increase (decrease)
  in net assets                     (1,096,766)              (3,396,887)                116,618
NET ASSETS:
 Beginning of year                  14,745,459                3,396,887               4,689,568
                                 -------------            -------------            ------------
 End of year                       $13,648,693                     $ --              $4,806,186
                                 =============            =============            ============

(6)  Formerly Calvert Social Balanced Portfolio. Change effective May 1, 2010.

(7) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(8)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(9) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        WELLS FARGO
                                  EVERGREEN VA         ADVANTAGE VT
                                      HIGH                 CORE
                                   INCOME FUND          EQUITY FUND
                                SUB-ACCOUNT (10)     SUB-ACCOUNT (11)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $904               $(56,486)
 Net realized gain (loss) on
  security transactions                (9,598)               165,282
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,511                788,778
                                    ---------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,817                897,574
                                    ---------          -------------
UNIT TRANSACTIONS:
 Purchases                                 --                 53,946
 Net transfers                        (93,654)              (404,770)
 Surrenders for benefit
  payments and fees                    (2,369)              (731,384)
 Net annuity transactions                  --                   (209)
 Other                                     --                     --
                                    ---------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (96,023)            (1,082,417)
                                    ---------          -------------
 Net increase (decrease) in
  net assets                          (94,206)              (184,843)
NET ASSETS:
 Beginning of year                     94,206              7,043,682
                                    ---------          -------------
 End of year                             $ --             $6,858,839
                                    =========          =============

(10) Effective July 16, 2010 Evergreen VA High Income Fund was liquidated.

(11) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP     FIDELITY(R) VIP        FIDELITY(R) VIP
                                ASSET MANAGER(TM)           GROWTH          CONTRAFUND(R)             OVERSEAS
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $11,664              $(73,334)            $(5,050)                $3,010
 Net realized gain (loss) on
  security transactions                 (45,597)               24,536             159,009               (307,338)
 Net realized gain on
  distributions                          13,058                25,604               6,023                  5,316
 Net unrealized appreciation
  (depreciation) of
  investments during the year           341,770             1,609,198           1,865,148                616,217
                                   ------------          ------------       -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            320,895             1,586,004           2,025,130                317,205
                                   ------------          ------------       -------------           ------------
UNIT TRANSACTIONS:
 Purchases                               60,678               148,439             257,184                 55,151
 Net transfers                          (83,952)              (35,696)           (300,465)               (82,348)
 Surrenders for benefit
  payments and fees                    (293,617)             (891,042)         (1,954,917)              (489,141)
 Net annuity transactions                    --                  (317)                (32)                    --
 Other                                       --                    --                  --                     --
                                   ------------          ------------       -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (316,891)             (778,616)         (1,998,230)              (516,338)
                                   ------------          ------------       -------------           ------------
 Net increase (decrease) in
  net assets                              4,004               807,388              26,900               (199,133)
NET ASSETS:
 Beginning of year                    2,671,009             7,646,852          14,445,620              3,171,677
                                   ------------          ------------       -------------           ------------
 End of year                         $2,675,013            $8,454,240         $14,472,520             $2,972,544
                                   ============          ============       =============           ============

                                FIDELITY(R) VIP     FIDELITY(R) VIP
                                  FREEDOM 2020       FREEDOM 2030      FIDELITY(R) VIP
                                   PORTFOLIO           PORTFOLIO         FREEDOM 2015
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,742               $341              $6,191
 Net realized gain (loss) on
  security transactions                    34                513                 398
 Net realized gain on
  distributions                         1,187                258               5,317
 Net unrealized appreciation
  (depreciation) of
  investments during the year          14,586              3,887              25,264
                                   ----------          ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           17,549              4,999              37,170
                                   ----------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                                160                607                  --
 Net transfers                         50,179             50,331             271,066
 Surrenders for benefit
  payments and fees                       (53)           (17,394)                (40)
 Net annuity transactions                  --                 --                  --
 Other                                     --                 --                  --
                                   ----------          ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    50,286             33,544             271,026
                                   ----------          ---------          ----------
 Net increase (decrease) in
  net assets                           67,835             38,543             308,196
NET ASSETS:
 Beginning of year                    112,088              5,808             227,335
                                   ----------          ---------          ----------
 End of year                         $179,923            $44,351            $535,531
                                   ==========          =========          ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                 FIDELITY(R) VIP     FIDELITY(R) VIP
                                  FREEDOM 2025       FREEDOM INCOME
                                   SUB-ACCOUNT      SUB-ACCOUNT (12)
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $47                 $49
 Net realized gain (loss) on
  security transactions                    2                  --
 Net realized gain on
  distributions                           37                  73
 Net unrealized appreciation
  (depreciation) of
  investments during the year            704                (105)
                                     -------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             790                  17
                                     -------             -------
UNIT TRANSACTIONS:
 Purchases                                --                  56
 Net transfers                            --               3,040
 Surrenders for benefit
  payments and fees                       (6)                 --
 Net annuity transactions                 --                  --
 Other                                    --                  --
                                     -------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (6)              3,096
                                     -------             -------
 Net increase (decrease) in
  net assets                             784               3,113
NET ASSETS:
 Beginning of year                     5,630                  --
                                     -------             -------
 End of year                          $6,414              $3,113
                                     =======             =======

(12) Funded as of November 8, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP         FIDELITY(R) VIP          FIDELITY(R) VIP         FIDELITY(R) VIP
                                 FUNDSMANAGER 20%        FUNDSMANAGER 50%         FUNDSMANAGER 60%        FUNDSMANAGER 85%
                                 SUB-ACCOUNT (13)           SUB-ACCOUNT           SUB-ACCOUNT (14)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $70                     $152                     $124                   $(2)
 Net realized gain (loss) on
  security transactions                     2                       23                        1                    --
 Net realized gain on
  distributions                            10                      121                       30                     1
 Net unrealized appreciation
  (depreciation) of
  investments during the year             377                    6,103                      369                    72
                                      -------                ---------                ---------                 -----
 Net increase (decrease) in
  net assets resulting from
  operations                              459                    6,399                      524                    71
                                      -------                ---------                ---------                 -----
UNIT TRANSACTIONS:
 Purchases                                 --                       --                       --                    --
 Net transfers                          8,196                       --                   13,661                    --
 Surrenders for benefit
  payments and fees                         1                       (9)                      --                    --
 Net annuity transactions                  --                       --                       --                    --
 Other                                     --                       --                       --                    --
                                      -------                ---------                ---------                 -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,197                       (9)                  13,661                    --
                                      -------                ---------                ---------                 -----
 Net increase (decrease) in
  net assets                            8,656                    6,390                   14,185                    71
NET ASSETS:
 Beginning of year                         --                   61,747                       --                   497
                                      -------                ---------                ---------                 -----
 End of year                           $8,656                  $68,137                  $14,185                  $568
                                      =======                =========                =========                 =====

                                                                                      HARTFORD
                                      FRANKLIN                  HARTFORD                TOTAL
                                       INCOME                   ADVISERS             RETURN BOND
                                  SECURITIES FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT (15)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $104,998                   $(127,331)          $20,121,707
 Net realized gain (loss) on
  security transactions                    3,271                 (11,805,009)           (1,757,920)
 Net realized gain on
  distributions                               --                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            100,189                 150,238,880            29,281,634
                                    ------------            ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             208,458                 138,306,540            47,645,421
                                    ------------            ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                16,391                   7,892,840             4,560,413
 Net transfers                           539,169                 (47,740,383)           44,795,618
 Surrenders for benefit
  payments and fees                     (158,025)               (223,694,270)         (151,386,252)
 Net annuity transactions                     --                    (358,390)              (22,591)
 Other                                        --                          (2)                  902
                                    ------------            ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      397,535                (263,900,205)         (102,051,910)
                                    ------------            ----------------       ---------------
 Net increase (decrease) in
  net assets                             605,993                (125,593,665)          (54,406,489)
NET ASSETS:
 Beginning of year                     1,422,236               1,520,873,859           825,474,117
                                    ------------            ----------------       ---------------
 End of year                          $2,028,229              $1,395,280,194          $771,067,628
                                    ============            ================       ===============

(13) Funded as of June 29, 2010.

(14) Funded as of November 1, 2010.

(15) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    HARTFORD               HARTFORD
                                    CAPITAL                DIVIDEND
                                  APPRECIATION            AND GROWTH
                                    HLS FUND               HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(14,439,772)            $3,281,869
 Net realized gain (loss) on
  security transactions              (26,962,116)             2,373,216
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        326,399,372             96,198,307
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         284,997,484            101,853,392
                                ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             7,926,094              6,738,839
 Net transfers                       (77,399,271)           (13,749,177)
 Surrenders for benefit
  payments and fees                 (292,220,793)          (145,166,570)
 Net annuity transactions               (578,597)               191,246
 Other                                     1,446                    652
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (362,271,121)          (151,985,010)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets                         (77,273,637)           (50,131,618)
NET ASSETS:
 Beginning of year                 2,235,091,018          1,014,619,128
                                ----------------       ----------------
 End of year                      $2,157,817,381           $964,487,510
                                ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    HARTFORD
                                      HARTFORD             HARTFORD            HARTFORD           DISCIPLINED
                                   GLOBAL RESEARCH      GLOBAL HEALTH        GLOBAL GROWTH           EQUITY
                                      HLS FUND             HLS FUND            HLS FUND             HLS FUND
                                  SUB-ACCOUNT (16)       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(95,083)           $(615,911)        $(1,499,014)           $(447,783)
 Net realized gain (loss) on
  security transactions                   (72,332)            (184,184)         (5,458,397)          (2,017,091)
 Net realized gain on
  distributions                                --                   --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,351,701            3,168,595          20,519,979           17,546,710
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,184,286            2,368,500          13,562,568           15,081,836
                                    -------------       --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                177,776               80,193             687,908              653,790
 Net transfers                             65,934           (2,697,273)         (3,353,822)          (2,867,184)
 Surrenders for benefit
  payments and fees                    (3,946,188)          (8,050,827)        (15,345,155)         (19,077,735)
 Net annuity transactions                    (652)              13,598              18,722                  803
 Other                                         --                   --                  18                   --
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,703,130)         (10,654,309)        (17,992,329)         (21,290,326)
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets                             (518,844)          (8,285,809)         (4,429,761)          (6,208,490)
NET ASSETS:
 Beginning of year                     26,311,928           51,964,873         126,082,865          140,160,075
                                    -------------       --------------       -------------       --------------
 End of year                          $25,793,084          $43,679,064        $121,653,104         $133,951,585
                                    =============       ==============       =============       ==============

                                                                 HARTFORD
                                            HARTFORD              GROWTH              HARTFORD
                                             GROWTH           OPPORTUNITIES          HIGH YIELD
                                            HLS FUND             HLS FUND             HLS FUND
                                        SUB-ACCOUNT (17)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,107,044)         $(1,643,659)         $(1,314,949)
 Net realized gain (loss) on
  security transactions                      (1,832,681)          (5,134,308)           1,699,532
 Net realized gain on
  distributions                                      --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                15,127,034           22,026,841           20,403,025
                                         --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 12,187,309           15,248,874           20,787,608
                                         --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      533,278              698,403              828,723
 Net transfers                               (3,192,828)          (6,889,433)          11,533,159
 Surrenders for benefit
  payments and fees                         (11,516,648)         (14,946,429)         (27,618,561)
 Net annuity transactions                       (24,868)               1,194              100,116
 Other                                               --                   35                  105
                                         --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (14,201,066)         (21,136,230)         (15,156,458)
                                         --------------       --------------       --------------
 Net increase (decrease) in
  net assets                                 (2,013,757)          (5,887,356)           5,631,150
NET ASSETS:
 Beginning of year                           84,236,316          117,243,633          152,159,680
                                         --------------       --------------       --------------
 End of year                                $82,222,559         $111,356,277         $157,790,830
                                         ==============       ==============       ==============

(16) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

(17) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             HARTFORD
                                   HARTFORD               INTERNATIONAL
                                    INDEX                 OPPORTUNITIES
                                   HLS FUND                  HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (18)(19)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $631,156                 $(510,636)
 Net realized gain (loss) on
  security transactions              5,459,318               (58,108,057)
 Net realized gain on
  distributions                             --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       18,591,505               106,877,304
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        24,681,979                48,258,611
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             919,995                 2,644,795
 Net transfers                      (7,133,084)              (20,872,918)
 Surrenders for benefit
  payments and fees                (29,028,129)              (59,704,726)
 Net annuity transactions             (157,534)                  (47,078)
 Other                                      --                        90
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (35,398,752)              (77,979,837)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (10,716,773)              (29,721,226)
NET ASSETS:
 Beginning of year                 215,661,403               456,803,262
                                --------------            --------------
 End of year                      $204,944,630              $427,082,036
                                ==============            ==============

(18) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(19) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            HARTFORD
                                          SMALL/MID CAP         HARTFORD                HARTFORD            HARTFORD
                                             EQUITY              MIDCAP               MIDCAP VALUE        MONEY MARKET
                                            HLS FUND            HLS FUND                HLS FUND            HLS FUND
                                        SUB-ACCOUNT (20)      SUB-ACCOUNT           SUB-ACCOUNT (21)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(270,593)        $(2,035,094)            $(1,458,081)         $(4,358,601)
 Net realized gain (loss) on
  security transactions                          44,384           7,649,812              (4,161,193)                  --
 Net realized gain on distributions                  --                  --                      --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             6,105,865          33,525,323              37,298,562                   --
                                          -------------      --------------          --------------      ---------------
 Net increase (decrease) in net
  assets resulting from operations            5,879,656          39,140,041              31,679,288           (4,358,601)
                                          -------------      --------------          --------------      ---------------
UNIT TRANSACTIONS:
 Purchases                                      262,762             444,269                 473,398            3,382,371
 Net transfers                                2,726,741          (8,921,394)                776,161           57,535,599
 Surrenders for benefit payments and
  fees                                       (4,751,966)        (24,914,524)            (24,066,098)        (157,697,099)
 Net annuity transactions                         5,038             176,650                  (7,221)              91,100
 Other                                               78                  --                      16               22,414
                                          -------------      --------------          --------------      ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (1,757,347)        (33,214,999)            (22,823,744)         (96,665,615)
                                          -------------      --------------          --------------      ---------------
 Net increase (decrease) in net
  assets                                      4,122,309           5,925,042               8,855,544         (101,024,216)
NET ASSETS:
 Beginning of year                           30,108,038         200,510,150             156,337,161          355,233,991
                                          -------------      --------------          --------------      ---------------
 End of year                                $34,230,347        $206,435,192            $165,192,705         $254,209,775
                                          =============      ==============          ==============      ===============


                                             HARTFORD                  HARTFORD             HARTFORD
                                           SMALL COMPANY           SMALLCAP GROWTH            STOCK
                                             HLS FUND                  HLS FUND             HLS FUND
                                            SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(1,762,177)              $(1,529,174)          $(1,677,052)
 Net realized gain (loss) on
  security transactions                        2,085,240                  (963,138)            8,719,851
 Net realized gain on distributions                   --                        --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             25,319,752                31,741,092            81,060,393
                                          --------------            --------------       ---------------
 Net increase (decrease) in net
  assets resulting from operations            25,642,815                29,248,780            88,103,192
                                          --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                       546,442                   549,348             3,329,894
 Net transfers                                (4,717,478)               (3,968,780)          (30,557,427)
 Surrenders for benefit payments and
  fees                                       (18,094,803)              (14,702,791)          (97,288,538)
 Net annuity transactions                         (6,790)                   (3,371)             (458,547)
 Other                                               264                         5                    81
                                          --------------            --------------       ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (22,272,365)              (18,125,589)         (124,974,537)
                                          --------------            --------------       ---------------
 Net increase (decrease) in net
  assets                                       3,370,450                11,123,191           (36,871,345)
NET ASSETS:
 Beginning of year                           131,958,614               100,851,421           767,863,665
                                          --------------            --------------       ---------------
 End of year                                $135,329,064              $111,974,612          $730,992,320
                                          ==============            ==============       ===============

(20) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(21) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT               HARTFORD
                                       SECURITIES                  VALUE
                                        HLS FUND                  HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT (23)(24)
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,376,631                 $(152,553)
 Net realized gain (loss) on
  security transactions                    (636,491)              (13,753,747)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (739,675)               32,270,423
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,000,465                18,364,123
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                1,672,997                   731,496
 Net transfers                           12,089,830               (10,633,833)
 Surrenders for benefit
  payments and fees                     (57,683,867)              (25,233,566)
 Net annuity transactions                    65,920                    26,260
 Other                                           39                       111
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (43,855,081)              (35,109,532)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (36,854,616)              (16,745,409)
NET ASSETS:
 Beginning of year                      303,463,535               175,733,241
                                     --------------            --------------
 End of year                           $266,608,919              $158,987,832
                                     ==============            ==============

(23) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(24) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HUNTINGTON VA            HUNTINGTON VA                                     HUNTINGTON VA
                                       INCOME                  DIVIDEND               HUNTINGTON VA              MID CORP
                                     EQUITY FUND             CAPTURE FUND              GROWTH FUND             AMERICA FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $116,593                 $331,893                 $(87,206)                $(69,475)
 Net realized gain (loss) on
  security transactions                  (658,654)                (809,725)                (277,938)                 514,239
 Net realized gain on
  distributions                                --                       --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,474,679                2,057,920                  817,735                  963,437
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              932,618                1,580,088                  452,591                1,408,201
                                    -------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 37,433                   48,172                   37,707                   84,286
 Net transfers                           (356,052)                (562,721)                (126,330)                (480,739)
 Surrenders for benefit
  payments and fees                    (2,445,117)              (3,434,040)              (1,630,785)              (1,793,588)
 Net annuity transactions                  11,241                       --                       --                       --
 Other                                         --                       --                       --                       --
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,752,495)              (3,948,589)              (1,719,408)              (2,190,041)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (1,819,877)              (2,368,501)              (1,266,817)                (781,840)
NET ASSETS:
 Beginning of year                     11,274,340               14,368,548                7,159,346                8,139,317
                                    -------------            -------------            -------------            -------------
 End of year                           $9,454,463              $12,000,047               $5,892,529               $7,357,477
                                    =============            =============            =============            =============

                                   HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                        NEW                   ROTATING             INTERNATIONAL
                                    ECONOMY FUND            MARKETS FUND            EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(41,346)               $(13,334)                $(5,594)
 Net realized gain (loss) on
  security transactions                 (108,038)                (58,232)                 (9,281)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            505,799                 166,346                 156,333
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             356,415                  94,780                 141,458
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                37,333                   1,043                  75,167
 Net transfers                          (119,434)                (98,651)                150,722
 Surrenders for benefit
  payments and fees                     (612,842)               (754,440)               (457,867)
 Net annuity transactions                     --                      --                      --
 Other                                        --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (694,943)               (852,048)               (231,978)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (338,528)               (757,268)                (90,520)
NET ASSETS:
 Beginning of year                     3,035,350               2,788,061               2,206,981
                                    ------------            ------------            ------------
 End of year                          $2,696,822              $2,030,793              $2,116,461
                                    ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HUNTINGTON VA
                                    HUNTINGTON VA              MORTGAGE
                                    MACRO 100 FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,357)                 $6,565
 Net realized gain (loss) on
  security transactions                  (176,086)                 15,106
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             300,210                  10,327
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              115,767                  31,998
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  5,701                   2,778
 Net transfers                           (179,708)                259,724
 Surrenders for benefit
  payments and fees                      (299,548)               (327,888)
 Net annuity transactions                      --                      --
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (473,555)                (65,386)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (357,788)                (33,388)
NET ASSETS:
 Beginning of year                      1,283,612               1,017,797
                                     ------------            ------------
 End of year                             $925,824                $984,409
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              BLACKROCK               BLACKROCK              UIF U.S.
                                   HUNTINGTON VA                GLOBAL                LARGE CAP            REAL ESTATE
                                     SITUS FUND         OPPORTUNITIES VI FUND      GROWTH V.I. FUND         PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT (25)          SUB-ACCOUNT         SUB-ACCOUNT (26)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(28,338)                  $(908)                  $(696)               $3,388
 Net realized gain (loss) on
  security transactions                  (13,305)                   (404)                  4,165                 1,418
 Net realized gain on
  distributions                               --                      --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            628,711                  10,934                  13,351               113,250
                                    ------------              ----------              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             587,068                   9,622                  16,820               118,056
                                    ------------              ----------              ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                49,950                      --                      --                26,194
 Net transfers                           (52,047)                     --                     (30)              198,690
 Surrenders for benefit
  payments and fees                     (445,438)                (10,394)                (21,484)              (81,588)
 Net annuity transactions                     --                      --                      --                    --
 Other                                        --                      --                      --                    --
                                    ------------              ----------              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (447,535)                (10,394)                (21,514)              143,296
                                    ------------              ----------              ----------            ----------
 Net increase (decrease) in
  net assets                             139,533                    (772)                 (4,694)              261,352
NET ASSETS:
 Beginning of year                     2,381,261                 112,764                 130,386               342,460
                                    ------------              ----------              ----------            ----------
 End of year                          $2,520,794                $111,992                $125,692              $603,812
                                    ============              ==========              ==========            ==========

                                      INVESCO                                    MTB MANAGED
                                  VAN KAMPEN V.I.         UIF MID CAP             ALLOCATION
                                    EQUITY AND               GROWTH            FUND -- MODERATE
                                    INCOME FUND            PORTFOLIO              GROWTH II
                                 SUB-ACCOUNT (27)       SUB-ACCOUNT (28)         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,016               $(8,268)               $(21,019)
 Net realized gain (loss) on
  security transactions                  (1,831)                3,033                 (99,233)
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,722               199,203                 352,494
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             38,907               193,968                 232,242
                                    -----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                7,936                 6,780                  10,738
 Net transfers                           46,123               228,426                (214,480)
 Surrenders for benefit
  payments and fees                    (119,352)              (46,835)               (239,841)
 Net annuity transactions                    --                    --                      --
 Other                                       --                    --                      --
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (65,293)              188,371                (443,583)
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets                            (26,386)              382,339                (211,341)
NET ASSETS:
 Beginning of year                      431,004               518,824               2,944,965
                                    -----------            ----------            ------------
 End of year                           $404,618              $901,163              $2,733,624
                                    ===========            ==========            ============

(25) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(26) Formerly Van Kampen -- UIF U.S. Real Estate Portfolio. Change effective June 1, 2010.

(27) Formerly Equity and Income. Change effective June 1, 2010.

(28) Formerly Mid Cap Growth. Change effective June 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO
                                     INTERNATIONAL         COLUMBIA
                                     OPPORTUNITIES        HIGH YIELD
                                        FUND VS             FUND VS
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(152,626)           $776,473
 Net realized gain (loss) on
  security transactions                      9,789             171,092
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,844,369             272,762
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,701,532           1,220,327
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 115,777              86,350
 Net transfers                          (1,346,091)           (325,476)
 Surrenders for benefit
  payments and fees                     (3,135,534)         (3,172,523)
 Net annuity transactions                     (543)              2,369
 Other                                          --                  --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,366,391)         (3,409,280)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                            (2,664,859)         (2,188,953)
NET ASSETS:
 Beginning of year                      19,602,279          13,722,229
                                     -------------       -------------
 End of year                           $16,937,420         $11,533,276
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 COLUMBIA MARSICO           COLUMBIA           COLUMBIA MARSICO       COLUMBIA MARSICO
                                 FOCUSED EQUITIES       ASSET ALLOCATION            GROWTH              21ST CENTURY
                                      FUND VS                FUND VS                FUND VS                FUND VS
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(288,759)               $52,384              $(293,017)              $(80,913)
 Net realized gain (loss) on
  security transactions                1,084,307               (227,545)             1,573,810                260,276
 Net realized gain on
  distributions                               --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,866,211                620,328              2,723,421                578,419
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           4,661,759                445,167              4,004,214                757,782
                                   -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                96,372                116,488                356,503                  8,574
 Net transfers                        (1,330,057)               335,450               (451,194)              (188,579)
 Surrenders for benefit
  payments and fees                   (5,106,961)            (1,151,927)            (4,681,623)            (1,105,550)
 Net annuity transactions                 35,984                   (900)                72,520                     --
 Other                                        --                     --                     --                     --
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (6,304,662)              (700,889)            (4,703,794)            (1,285,555)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,642,903)              (255,722)              (699,580)              (527,773)
NET ASSETS:
 Beginning of year                    32,219,477              4,262,728             23,673,766              6,048,076
                                   -------------          -------------          -------------          -------------
 End of year                         $30,576,574             $4,007,006            $22,974,186             $5,520,303
                                   =============          =============          =============          =============

                                 COLUMBIA MARSICO        OPPENHEIMER          PUTNAM VT
                                   MIDCAP GROWTH            GLOBAL            SMALL CAP
                                      FUND VS          SECURITIES FUND          VALUE
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(205,885)              $(379)            $(2,780)
 Net realized gain (loss) on
  security transactions                   (4,754)              2,515              (4,018)
 Net realized gain on
  distributions                               --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,433,907             101,383              72,978
                                   -------------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           3,223,268             103,519              66,180
                                   -------------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                67,523              37,103               7,094
 Net transfers                          (595,807)             67,538             103,328
 Surrenders for benefit
  payments and fees                   (2,608,347)            (56,126)            (11,926)
 Net annuity transactions                     --                  --                  --
 Other                                        --                  --                  --
                                   -------------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (3,136,631)             48,515              98,496
                                   -------------          ----------          ----------
 Net increase (decrease) in
  net assets                              86,637             152,034             164,676
NET ASSETS:
 Beginning of year                    13,614,814             685,285             207,211
                                   -------------          ----------          ----------
 End of year                         $13,701,451            $837,319            $371,887
                                   =============          ==========          ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           PIONEER
                                      PIMCO VIT           FUND VCT
                                     REAL RETURN          PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2,706           $(114,206)
 Net realized gain (loss) on
  security transactions                    (6,414)         (1,047,931)
 Net realized gain on
  distributions                            16,300                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              79,164           4,133,555
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               91,756           2,971,418
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 37,675              92,063
 Net transfers                            250,754          (1,545,914)
 Surrenders for benefit
  payments and fees                      (211,377)         (6,630,015)
 Net annuity transactions                      --               1,176
 Other                                         --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        77,052          (8,082,690)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              168,808          (5,111,272)
NET ASSETS:
 Beginning of year                      1,670,385          28,578,866
                                     ------------       -------------
 End of year                           $1,839,193         $23,467,594
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PIONEER
                                     MID CAP            JENNISON 20/20                                  PRUDENTIAL
                                    VALUE VCT               FOCUS                 JENNISON                VALUE
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,100)              $(6,261)               $(15,112)              $(7,891)
 Net realized gain (loss) on
  security transactions                  8,682                16,163                   3,157               (53,952)
 Net realized gain on
  distributions                             --                    --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,583                15,655                 118,162               134,829
                                    ----------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,165                25,557                 106,207                72,986
                                    ----------            ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               7,659                    --                      --                 4,291
 Net transfers                          33,389                    --                  (3,924)               73,419
 Surrenders for benefit
  payments and fees                    (97,966)              (68,466)                (47,976)              (39,338)
 Net annuity transactions                   --                    --                   1,533                    --
 Other                                      --                    --                      --                    --
                                    ----------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (56,918)              (68,466)                (50,367)               38,372
                                    ----------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           (11,753)              (42,909)                 55,840               111,358
NET ASSETS:
 Beginning of year                     305,140               472,771               1,110,762               605,291
                                    ----------            ----------            ------------            ----------
 End of year                          $293,387              $429,862              $1,166,602              $716,649
                                    ==========            ==========            ============            ==========

                                    PRUDENTIAL
                                      SERIES                 ROYCE                 LEGG MASON
                                  INTERNATIONAL            SMALL-CAP              CLEARBRIDGE
                                      GROWTH               PORTFOLIO           APPRECIATION FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(595)               $(14,127)                  $699
 Net realized gain (loss) on
  security transactions                (23,184)                  2,083                     21
 Net realized gain on
  distributions                             --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,777                 239,431                 14,453
                                    ----------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,998                 227,387                 15,173
                                    ----------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                               2,089                  23,564                     --
 Net transfers                           8,751                 204,909                     --
 Surrenders for benefit
  payments and fees                    (14,349)                (87,399)                   (26)
 Net annuity transactions                   --                      --                     --
 Other                                      --                      --                     --
                                    ----------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,509)                141,074                    (26)
                                    ----------            ------------             ----------
 Net increase (decrease) in
  net assets                            10,489                 368,461                 15,147
NET ASSETS:
 Beginning of year                     131,136               1,096,175                133,582
                                    ----------            ------------             ----------
 End of year                          $141,625              $1,464,636               $148,729
                                    ==========            ============             ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                       VICTORY
                                                                       VARIABLE
                                             WESTERN ASSET            INSURANCE
                                                 MONEY               DIVERSIFIED
                                              MARKET FUND             STOCK FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(1,610)                $(5,085)
 Net realized gain (loss) on security
  transactions                                         --                  (6,958)
 Net realized gain on distributions                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             --                  95,795
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        (1,610)                 83,752
                                               ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                             --                   5,277
 Net transfers                                         --                 (27,563)
 Surrenders for benefit payments and
  fees                                               (126)               (214,594)
 Net annuity transactions                              --                    (256)
 Other                                                 --                      --
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (126)               (237,136)
                                               ----------            ------------
 Net increase (decrease) in net assets             (1,736)               (153,384)
NET ASSETS:
 Beginning of year                                192,697               1,016,929
                                               ----------            ------------
 End of year                                     $190,961                $863,545
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  WELLS FARGO           WELLS FARGO          WELLS FARGO
                                              INVESCO             ADVANTAGE VT         ADVANTAGE VT          ADVANTAGE VT
                                          VAN KAMPEN V. I.        INDEX ASSET          TOTAL RETURN           INTRINSIC
                                           COMSTOCK FUND        ALLOCATION FUND          BOND FUND            VALUE FUND
                                          SUB-ACCOUNT (29)      SUB-ACCOUNT (30)        SUB-ACCOUNT        SUB-ACCOUNT (31)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,559)                  $77               $1,402                 $(914)
 Net realized gain (loss) on security
  transactions                                    6,262               (15,748)                  (8)                 (271)
 Net realized gain on distributions                  --                    --                2,473                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       15,962                38,507                  579                12,067
                                             ----------            ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      20,665                22,836                4,446                10,882
                                             ----------            ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                        1,230                    --                   --                    --
 Net transfers                                  (10,222)              (70,629)               2,382                 2,372
 Surrenders for benefit payments and
  fees                                          (15,065)               (5,814)              (6,624)                 (994)
 Net annuity transactions                            --                    --                   --                    --
 Other                                               --                    --                   --                    --
                                             ----------            ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (24,057)              (76,443)              (4,242)                1,378
                                             ----------            ----------            ---------            ----------
 Net increase (decrease) in net assets           (3,392)              (53,607)                 204                12,260
NET ASSETS:
 Beginning of year                              164,308               286,975               88,378                90,690
                                             ----------            ----------            ---------            ----------
 End of year                                   $160,916              $233,368              $88,582              $102,950
                                             ==========            ==========            =========            ==========

                                              WELLS FARGO             WELLS FARGO              WELLS FARGO
                                             ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT
                                             INTERNATIONAL             SMALL CAP                SMALL CAP
                                              EQUITY FUND             GROWTH FUND              VALUE FUND
                                         SUB-ACCOUNT (32)(33)       SUB-ACCOUNT (34)        SUB-ACCOUNT (35)
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(62,561)               $(66,347)               $(165,015)
 Net realized gain (loss) on security
  transactions                                  (1,175,139)               (344,987)              (2,803,796)
 Net realized gain on distributions                435,315                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,473,241               1,454,452                4,877,368
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      1,670,856               1,043,118                1,908,557
                                             -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                         121,556                     195                   57,392
 Net transfers                                    (518,749)               (453,004)                (628,965)
 Surrenders for benefit payments and
  fees                                          (1,981,817)               (486,617)              (2,175,424)
 Net annuity transactions                           18,481                     395                   (1,447)
 Other                                                  --                      --                       --
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (2,360,529)               (939,031)              (2,748,444)
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets            (689,673)                104,087                 (839,887)
NET ASSETS:
 Beginning of year                              13,315,951               5,005,208               12,528,076
                                             -------------            ------------            -------------
 End of year                                   $12,626,278              $5,109,295              $11,688,189
                                             =============            ============            =============

(29) Formerly Comstock. Change effective June 1, 2010.

(30) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(31) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(32) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(33) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(34) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(35) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN
                                         CAPITAL                INTERNATIONAL
                                    APPRECIATION FUND             VALUE FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(13,892)                    $(354)
 Net realized gain (loss) on
  security transactions                     (19,529)                 (179,348)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,131,423                   394,923
                                       ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,098,002                   215,221
                                       ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                   83,804                    24,534
 Net transfers                             (253,398)                   44,944
 Surrenders for benefit
  payments and fees                        (384,760)                  (86,529)
 Net annuity transactions                      (340)                       --
                                       ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (554,694)                  (17,051)
                                       ------------              ------------
 Net increase (decrease) in
  net assets                                543,308                   198,170
NET ASSETS:
 Beginning of year                        3,501,933                   824,287
                                       ------------              ------------
 End of year                             $4,045,241                $1,022,457
                                       ============              ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.           AIM V.I.            AIM V.I.           ALLIANCEBERNSTEIN VP
                                      CAPITAL              CORE                HIGH                  GROWTH AND
                                 APPRECIATION FUND      EQUITY FUND         YIELD FUND            INCOME PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,937)            $21,140           $186,197                  $43,784
 Net realized gain (loss) on
  security transactions                 (567,675)           (244,496)            16,761                 (371,813)
 Net realized gain on
  distributions                               --                  --                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            896,395           1,354,216            660,707                  693,121
                                    ------------       -------------       ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             312,783           1,130,860            863,665                  365,092
                                    ------------       -------------       ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 4,843               9,906                 93                      518
 Net transfers                          (136,654)            (42,484)         1,703,027                   90,479
 Surrenders for benefit
  payments and fees                     (749,496)         (1,091,071)        (1,216,802)                (556,368)
 Net annuity transactions                   (529)                 --              5,771                   (7,533)
                                    ------------       -------------       ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (881,836)         (1,123,649)           492,089                 (472,904)
                                    ------------       -------------       ------------             ------------
 Net increase (decrease) in
  net assets                            (569,053)              7,211          1,355,754                 (107,812)
NET ASSETS:
 Beginning of year                     2,545,021           5,138,018          1,624,889                2,023,374
                                    ------------       -------------       ------------             ------------
 End of year                          $1,975,968          $5,145,229         $2,980,643               $1,915,562
                                    ============       =============       ============             ============

                                ALLIANCEBERNSTEIN VPS                              BB&T
                                     INTERMEDIATE           AMERICAN FUNDS        MID CAP
                                    BOND PORTFOLIO           GROWTH FUND        GROWTH VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $47,944                $(1,550)           $(91,997)
 Net realized gain (loss) on
  security transactions                    14,701                  2,629          (1,339,248)
 Net realized gain on
  distributions                                --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             298,223                 90,264           2,832,565
                                     ------------             ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              360,868                 91,343           1,401,320
                                     ------------             ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                     70                 17,082              17,791
 Net transfers                            500,246                 73,606          (2,303,478)
 Surrenders for benefit
  payments and fees                      (435,686)               (65,504)           (796,712)
 Net annuity transactions                  17,076                     --              (1,554)
                                     ------------             ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        81,706                 25,184          (3,083,953)
                                     ------------             ----------       -------------
 Net increase (decrease) in
  net assets                              442,574                116,527          (1,682,633)
NET ASSETS:
 Beginning of year                      2,123,358                224,215           7,003,043
                                     ------------             ----------       -------------
 End of year                           $2,565,932               $340,742          $5,320,410
                                     ============             ==========       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                         BB&T
                                    CAPITAL MANAGER               BB&T
                                      EQUITY VIF              LARGE CAP VIF
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(19,762)               $(103,596)
 Net realized gain (loss) on
  security transactions                   (675,218)              (5,262,966)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,491,322                8,954,137
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               796,342                3,587,575
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  28,522                   81,849
 Net transfers                            (740,318)              (4,222,470)
 Surrenders for benefit
  payments and fees                       (364,346)              (2,818,361)
 Net annuity transactions                       --                   (1,715)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,076,142)              (6,960,697)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                              (279,800)              (3,373,122)
NET ASSETS:
 Beginning of year                       4,441,370               29,372,113
                                     -------------            -------------
 End of year                            $4,161,570              $25,998,991
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BB&T                                                             COLUMBIA
                                   SPECIAL                 BB&T                                   SMALL COMPANY
                                OPPORTUNITIES          TOTAL RETURN         CALVERT SOCIAL            GROWTH
                                 EQUITY VIF              BOND VIF         BALANCED PORTFOLIO         FUND VS
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(123,679)             $111,310               $14,963             $(121,849)
 Net realized gain (loss) on
  security transactions               109,360                42,124               (40,458)             (510,171)
 Net realized gain on
  distributions                       303,940                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,849,761               144,411               390,093             2,273,119
                                -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,139,382               297,845               364,598             1,641,099
                                -------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                             70,500                 3,600                56,752                28,663
 Net transfers                        833,866              (211,733)              (88,946)               14,556
 Surrenders for benefit
  payments and fees                  (432,418)             (351,947)             (206,061)             (812,846)
 Net annuity transactions                  --                    --                (9,161)                   --
                                -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   471,948              (560,080)             (247,416)             (769,627)
                                -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets                        3,611,330              (262,235)              117,182               871,472
NET ASSETS:
 Beginning of year                  7,139,098             4,304,065             1,708,306             7,599,509
                                -------------          ------------          ------------          ------------
 End of year                      $10,750,428            $4,041,830            $1,825,488            $8,470,981
                                =============          ============          ============          ============


                                       COLUMBIA               EVERGREEN VA
                                    LARGE CAP VALUE       DIVERSIFIED CAPITAL         EVERGREEN VA
                                        FUND VS               BUILDER FUND            GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $190,720                 $39,702                $(63,628)
 Net realized gain (loss) on
  security transactions                 (1,482,581)               (168,109)               (120,867)
 Net realized gain on
  distributions                                 --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,047,744               1,009,677               1,614,919
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,755,883                 881,270               1,430,424
                                     -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  61,751                     814                   3,258
 Net transfers                            (128,326)                480,897                (158,949)
 Surrenders for benefit
  payments and fees                     (2,137,778)               (290,617)               (417,139)
 Net annuity transactions                       --                 (21,868)                (13,719)
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,204,353)                169,226                (586,549)
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets                               551,530               1,050,496                 843,875
NET ASSETS:
 Beginning of year                      14,193,929               2,346,391               4,123,207
                                     -------------            ------------            ------------
 End of year                           $14,745,459              $3,396,887              $4,967,082
                                     =============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                EVERGREEN VA
                                INTERNATIONAL          EVERGREEN VA
                                 EQUITY FUND            OMEGA FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $241,169               $(6,147)
 Net realized gain (loss) on
  security transactions              (328,763)              (45,569)
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,678,219             1,444,432
                                -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,590,625             1,392,716
                                -------------          ------------
UNIT TRANSACTIONS:
 Purchases                             24,834                 2,480
 Net transfers                       (527,936)              222,527
 Surrenders for benefit
  payments and fees                (1,287,151)             (643,749)
 Net annuity transactions              (9,854)               (6,001)
                                -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,800,107)             (424,743)
                                -------------          ------------
 Net increase (decrease) in
  net assets                         (209,482)              967,973
NET ASSETS:
 Beginning of year                 13,375,406             3,587,978
                                -------------          ------------
 End of year                      $13,165,924            $4,555,951
                                =============          ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               EVERGREEN VA         EVERGREEN VA         EVERGREEN VA
                                  SPECIAL               HIGH             FUNDAMENTAL         FIDELITY(R) VIP
                                VALUES FUND          INCOME FUND        LARGE CAP FUND      ASSET MANAGER(TM)
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(108,094)            $7,492              $(10,884)              $26,205
 Net realized gain (loss) on
  security transactions             (641,138)            (3,967)             (161,951)             (268,966)
 Net realized gain on
  distributions                           --                 --                    --                 4,018
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,491,364             25,390             1,934,115               869,702
                               -------------          ---------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,742,132             28,915             1,761,280               630,959
                               -------------          ---------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                            33,063                 --                 8,132               100,916
 Net transfers                       (73,521)            (1,605)              100,857              (133,976)
 Surrenders for benefit
  payments and fees               (1,123,676)            (5,491)             (980,195)             (495,006)
 Net annuity transactions              8,028                 --               (28,186)                   --
                               -------------          ---------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,156,106)            (7,096)             (899,392)             (528,066)
                               -------------          ---------          ------------          ------------
 Net increase (decrease) in
  net assets                       1,586,026             21,819               861,888               102,893
NET ASSETS:
 Beginning of year                10,942,050             72,387             6,181,794             2,568,116
                               -------------          ---------          ------------          ------------
 End of year                     $12,528,076            $94,206            $7,043,682            $2,671,009
                               =============          =========          ============          ============


                               FIDELITY(R) VIP      FIDELITY(R) VIP        FIDELITY(R) VIP
                                   GROWTH            CONTRAFUND(R)             OVERSEAS
                                 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(57,174)             $13,501                $23,333
 Net realized gain (loss) on
  security transactions              (348,640)          (1,332,557)              (537,670)
 Net realized gain on
  distributions                         6,021                3,484                  9,526
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,104,755            5,206,999              1,162,563
                                -------------        -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,704,962            3,891,427                657,752
                                -------------        -------------           ------------
UNIT TRANSACTIONS:
 Purchases                            191,516              309,811                 83,591
 Net transfers                       (667,966)            (970,345)              (287,401)
 Surrenders for benefit
  payments and fees                  (783,374)          (1,770,115)              (504,456)
 Net annuity transactions                (267)                 (23)                    --
                                -------------        -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,260,091)          (2,430,672)              (708,266)
                                -------------        -------------           ------------
 Net increase (decrease) in
  net assets                          444,871            1,460,755                (50,514)
NET ASSETS:
 Beginning of year                  7,201,981           12,984,865              3,222,191
                                -------------        -------------           ------------
 End of year                       $7,646,852          $14,445,620             $3,171,677
                                =============        =============           ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP       FIDELITY(R) VIP
                                    FREEDOM 2020         FREEDOM 2030
                                     PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (B)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,978                 $98
 Net realized gain (loss) on
  security transactions                      --                  --
 Net realized gain on
  distributions                             538                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,002)                (45)
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,514                  53
                                     ----------             -------
UNIT TRANSACTIONS:
 Purchases                                   --                  --
 Net transfers                          110,592               5,755
 Surrenders for benefit
  payments and fees                         (18)                 --
 Net annuity transactions                    --                  --
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     110,574               5,755
                                     ----------             -------
 Net increase (decrease) in
  net assets                            112,088               5,808
NET ASSETS:
 Beginning of year                           --                  --
                                     ----------             -------
 End of year                           $112,088              $5,808
                                     ==========             =======

(a)  Funded as of November 6, 2009.

(b) Funded as of December 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP        FIDELITY(R) VIP         FIDELITY(R) VIP
                                   FREEDOM 2015         FREEDOM 2025         FUNDSMANAGER 50%        FUNDSMANAGER 85%
                                 SUB-ACCOUNT (C)       SUB-ACCOUNT (B)        SUB-ACCOUNT (C)         SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,880                $147                    $824                    $5
 Net realized gain (loss) on
  security transactions                      2                  --                       3                    --
 Net realized gain on
  distributions                          1,393                  22                      67                     1
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,560)               (125)                  1,331                     1
                                    ----------             -------               ---------                 -----
 Net increase (decrease) in
  net assets resulting from
  operations                             4,715                  44                   2,225                     7
                                    ----------             -------               ---------                 -----
UNIT TRANSACTIONS:
 Purchases                                  --                  --                      --                    --
 Net transfers                         222,620               5,586                  59,522                   490
 Surrenders for benefit
  payments and fees                         --                  --                      --                    --
 Net annuity transactions                   --                  --                      --                    --
                                    ----------             -------               ---------                 -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    222,620               5,586                  59,522                   490
                                    ----------             -------               ---------                 -----
 Net increase (decrease) in
  net assets                           227,335               5,630                  61,747                   497
NET ASSETS:
 Beginning of year                          --                  --                      --                    --
                                    ----------             -------               ---------                 -----
 End of year                          $227,335              $5,630                 $61,747                  $497
                                    ==========             =======               =========                 =====

                                                                                 HARTFORD
                                      FRANKLIN             HARTFORD                TOTAL
                                       INCOME              ADVISERS             RETURN BOND
                                  SECURITIES FUND          HLS FUND              HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $77,178            $10,881,987           $18,344,013
 Net realized gain (loss) on
  security transactions                    1,591            (57,943,957)           (2,393,218)
 Net realized gain on
  distributions                               --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            255,803            385,496,065            81,617,907
                                    ------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             334,572            338,434,095            97,568,702
                                    ------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                14,229              5,526,606             3,042,905
 Net transfers                           248,352            (78,209,447)           59,259,121
 Surrenders for benefit
  payments and fees                      (77,326)          (181,981,702)         (112,979,217)
 Net annuity transactions                     --             (1,195,588)              108,241
                                    ------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      185,255           (255,860,131)          (50,568,950)
                                    ------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                             519,827             82,573,964            46,999,752
NET ASSETS:
 Beginning of year                       902,409          1,378,679,189           778,474,365
                                    ------------       ----------------       ---------------
 End of year                          $1,422,236         $1,461,253,153          $825,474,117
                                    ============       ================       ===============

(b) Funded as of December 1, 2009.

(c)  Funded as of November 2, 2009.

(d) Funded as of November 23, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    HARTFORD               HARTFORD
                                    CAPITAL                DIVIDEND
                                  APPRECIATION            AND GROWTH
                                    HLS FUND               HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(9,656,053)            $6,594,064
 Net realized gain (loss) on
  security transactions             (139,437,055)           (31,123,136)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        851,014,224            213,596,436
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         701,921,116            189,067,364
                                ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             6,754,793              4,157,537
 Net transfers                       (55,197,058)           (36,325,772)
 Surrenders for benefit
  payments and fees                 (220,518,829)          (111,336,514)
 Net annuity transactions                (59,009)               (54,696)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (269,020,103)          (143,559,445)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets                         432,901,013             45,507,919
NET ASSETS:
 Beginning of year                 1,802,190,005            969,111,209
                                ----------------       ----------------
 End of year                      $2,235,091,018         $1,014,619,128
                                ================       ================

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD
                                FUNDAMENTAL           GLOBAL             HARTFORD            HARTFORD
                                  GROWTH             ADVISERS          GLOBAL EQUITY       GLOBAL HEALTH
                                 HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(147,100)          $(777,172)           $(89,001)          $(446,807)
 Net realized gain (loss) on
  security transactions           (1,240,803)         (1,476,418)         (1,040,802)         (2,030,929)
 Net realized gain on
  distributions                           --                  --                  --              65,852
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,522,550          12,601,373           8,098,011          11,444,461
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,134,647          10,347,783           6,968,208           9,032,577
                               -------------       -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            97,090             199,790              82,275             119,861
 Net transfers                     1,613,084            (409,677)          3,203,364          (4,009,478)
 Surrenders for benefit
  payments and fees               (1,824,580)         (6,262,037)         (2,641,080)         (5,997,834)
 Net annuity transactions             13,623              73,727                 677             (24,239)
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (100,783)         (6,398,197)            645,236          (9,911,690)
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       5,033,864           3,949,586           7,613,444            (879,113)
NET ASSETS:
 Beginning of year                13,812,900          55,671,120          18,698,484          52,843,986
                               -------------       -------------       -------------       -------------
 End of year                     $18,846,764         $59,620,706         $26,311,928         $51,964,873
                               =============       =============       =============       =============

                                                            HARTFORD
                                       HARTFORD           DISCIPLINED           HARTFORD
                                    GLOBAL GROWTH            EQUITY              GROWTH
                                       HLS FUND             HLS FUND            HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(937,952)            $(97,682)          $(680,542)
 Net realized gain (loss) on
  security transactions                (10,048,185)          (7,112,538)         (4,042,593)
 Net realized gain on
  distributions                                 --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           43,753,272           34,732,500          21,008,965
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            32,767,135           27,522,280          16,285,830
                                    --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 544,601              442,994             279,326
 Net transfers                          (4,475,326)          (3,565,506)         (2,588,237)
 Surrenders for benefit
  payments and fees                    (12,852,496)         (14,990,917)         (6,301,762)
 Net annuity transactions                  (19,390)             (64,232)              5,174
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (16,802,611)         (18,177,661)         (8,605,499)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets                            15,964,524            9,344,619           7,680,331
NET ASSETS:
 Beginning of year                     110,118,341          130,815,456          57,709,221
                                    --------------       --------------       -------------
 End of year                          $126,082,865         $140,160,075         $65,389,552
                                    ==============       ==============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        HARTFORD
                                         GROWTH              HARTFORD
                                     OPPORTUNITIES          HIGH YIELD
                                        HLS FUND             HLS FUND
                                    SUB-ACCOUNT (E)        SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,117,339)         $10,074,352
 Net realized gain (loss) on
  security transactions                 (10,103,920)           1,781,622
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,497,625           38,104,745
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             26,276,366           49,960,719
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  450,223              445,562
 Net transfers                           (6,182,304)          17,142,714
 Surrenders for benefit
  payments and fees                     (11,151,572)         (17,395,729)
 Net annuity transactions                     4,276              (14,079)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (16,879,377)             178,468
                                     --------------       --------------
 Net increase (decrease) in
  net assets                              9,396,989           50,139,187
NET ASSETS:
 Beginning of year                      107,846,644          102,020,493
                                     --------------       --------------
 End of year                           $117,243,633         $152,159,680
                                     ==============       ==============

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HARTFORD                 HARTFORD             HARTFORD
                                  HARTFORD          INTERNATIONAL             INTERNATIONAL       INTERNATIONAL
                                   INDEX                GROWTH                SMALL COMPANY       OPPORTUNITIES
                                  HLS FUND             HLS FUND                 HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,298,561             $214,076                 $174,992           $1,382,131
 Net realized gain (loss) on
  security transactions            (1,278,887)         (15,461,273)              (5,071,992)         (18,851,070)
 Net realized gain on
  distributions                        93,117                   --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      42,889,205           37,369,848               16,337,050           90,477,639
                               --------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       43,001,996           22,122,651               11,440,050           73,008,700
                               --------------       --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            924,988              611,789                  272,077            1,223,877
 Net transfers                     (5,832,234)          (2,858,623)               4,181,275           (9,943,140)
 Surrenders for benefit
  payments and fees               (21,927,736)         (10,011,873)              (3,839,760)         (29,272,840)
 Net annuity transactions            (251,659)             (12,125)                  (3,677)              42,546
                               --------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (27,086,641)         (12,270,832)                 609,915          (37,949,557)
                               --------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets                       15,915,355            9,851,819               12,049,965           35,059,143
NET ASSETS:
 Beginning of year                199,746,048           94,790,191               38,516,068          266,536,076
                               --------------       --------------            -------------       --------------
 End of year                     $215,661,403         $104,642,010              $50,566,033         $301,595,219
                               ==============       ==============            =============       ==============

                                 HARTFORD
                                  MIDCAP              HARTFORD             HARTFORD
                                  GROWTH               MIDCAP            MIDCAP VALUE
                                 HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(153,497)         $(1,372,608)         $(1,016,487)
 Net realized gain (loss) on
  security transactions               43,862           (5,380,748)         (17,304,758)
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      5,430,671           53,668,145           64,503,003
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,321,036           46,914,789           46,181,758
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           162,662              250,143               67,500
 Net transfers                    21,857,556          (13,874,928)         (12,442,850)
 Surrenders for benefit
  payments and fees               (1,216,322)         (22,442,173)         (15,198,543)
 Net annuity transactions                507               11,472               28,808
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               20,804,403          (36,055,486)         (27,545,085)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      26,125,439           10,859,303           18,636,673
NET ASSETS:
 Beginning of year                 3,982,599          189,650,847          130,234,571
                               -------------       --------------       --------------
 End of year                     $30,108,038         $200,510,150         $148,871,244
                               =============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   HARTFORD                  HARTFORD
                                 MONEY MARKET             SMALLCAP VALUE
                                   HLS FUND                  HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(6,629,150)               $(16,854)
 Net realized gain (loss) on
  security transactions                      --                  29,396
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --               1,483,152
                                ---------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,629,150)              1,495,694
                                ---------------            ------------
UNIT TRANSACTIONS:
 Purchases                            3,034,103                  20,888
 Net transfers                      (25,438,400)              3,847,475
 Surrenders for benefit
  payments and fees                (234,518,015)               (543,533)
 Net annuity transactions              (233,963)                     --
                                ---------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (257,156,275)              3,324,830
                                ---------------            ------------
 Net increase (decrease) in
  net assets                       (263,785,425)              4,820,524
NET ASSETS:
 Beginning of year                  619,019,416               2,645,393
                                ---------------            ------------
 End of year                       $355,233,991              $7,465,917
                                ===============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                 HARTFORD
                                       HARTFORD                  HARTFORD             HARTFORD               U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH            STOCK                   SECURITIES
                                       HLS FUND                  HLS FUND             HLS FUND                   HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,639,124)              $(1,265,821)           $1,232,034               $(4,786,874)
 Net realized gain (loss) on
  security transactions                 (4,954,156)               (5,257,123)          (24,916,887)               (2,216,063)
 Net realized gain on
  distributions                                 --                        --                    --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           35,532,620                31,253,428           251,518,127                12,675,447
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,939,340                24,730,484           227,833,274                 5,672,510
                                    --------------            --------------       ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 377,303                   407,499             3,000,372                 1,287,452
 Net transfers                          (5,570,967)                2,822,293           (39,805,986)               (8,607,367)
 Surrenders for benefit
  payments and fees                    (16,144,367)               (7,932,411)          (78,880,886)              (54,144,833)
 Net annuity transactions                  (12,482)                    1,361              (750,537)                 (117,444)
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (21,350,513)               (4,701,258)         (116,437,037)              (61,582,192)
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets                             7,588,827                20,029,226           111,396,237               (55,909,682)
NET ASSETS:
 Beginning of year                     124,369,787                80,822,195           656,467,428               359,373,217
                                    --------------            --------------       ---------------            --------------
 End of year                          $131,958,614              $100,851,421          $767,863,665              $303,463,535
                                    ==============            ==============       ===============            ==============

                                                      HARTFORD            HARTFORD
                                  HARTFORD              VALUE              EQUITY
                                   VALUE            OPPORTUNITIES          INCOME
                                  HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $143,965           $(222,433)           $694,159
 Net realized gain (loss) on
  security transactions            (1,116,836)         (7,133,103)         (1,894,410)
 Net realized gain on
  distributions                            --                  --             289,557
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,279,509          26,027,094           8,113,914
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       11,306,638          18,671,558           7,203,220
                               --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            181,305             406,468             190,807
 Net transfers                     (3,688,651)         (2,096,437)          1,040,500
 Surrenders for benefit
  payments and fees                (6,694,748)         (5,805,879)         (5,053,264)
 Net annuity transactions             (17,961)             52,914             (13,315)
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (10,220,055)         (7,442,934)         (3,835,272)
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets                        1,086,583          11,228,624           3,367,948
NET ASSETS:
 Beginning of year                 59,678,668          48,805,527          51,565,891
                               --------------       -------------       -------------
 End of year                      $60,765,251         $60,034,151         $54,933,839
                               ==============       =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     HUNTINGTON VA            HUNTINGTON VA
                                        INCOME                  DIVIDEND
                                      EQUITY FUND             CAPTURE FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(160,968)               $(213,148)
 Net realized gain (loss) on
  security transactions                   (924,417)              (1,056,983)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,983,860                4,052,479
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,898,475                2,782,348
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  28,936                   30,085
 Net transfers                            (653,467)              (1,086,890)
 Surrenders for benefit
  payments and fees                     (1,512,583)              (1,928,166)
 Net annuity transactions                    1,429                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,135,685)              (2,984,971)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                              (237,210)                (202,623)
NET ASSETS:
 Beginning of year                      11,511,550               14,571,171
                                     -------------            -------------
 End of year                           $11,274,340              $14,368,548
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                   HUNTINGTON VA              MID CORP                   NEW                   ROTATING
                                    GROWTH FUND             AMERICA FUND             ECONOMY FUND            MARKETS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(105,304)               $(122,302)               $(42,848)               $(41,991)
 Net realized gain (loss) on
  security transactions                 (313,442)                 (37,161)               (106,784)               (130,695)
 Net realized gain on
  distributions                               --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,319,310                2,335,678                 927,118                 877,497
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             900,564                2,176,215                 777,486                 704,811
                                    ------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                24,248                   38,345                  10,239                   3,509
 Net transfers                            41,460                 (748,521)                (25,221)                (74,841)
 Surrenders for benefit
  payments and fees                     (948,858)              (1,235,159)               (264,447)               (388,672)
 Net annuity transactions                     --                       --                      --                      --
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (883,150)              (1,945,335)               (279,429)               (460,004)
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                              17,414                  230,880                 498,057                 244,807
NET ASSETS:
 Beginning of year                     7,141,932                7,908,437               2,537,293               2,543,254
                                    ------------            -------------            ------------            ------------
 End of year                          $7,159,346               $8,139,317              $3,035,350              $2,788,061
                                    ============            =============            ============            ============

                                   HUNTINGTON VA                                   HUNTINGTON VA
                                   INTERNATIONAL           HUNTINGTON VA              MORTGAGE
                                    EQUITY FUND            MACRO 100 FUND         SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,894)               $(18,692)               $(16,630)
 Net realized gain (loss) on
  security transactions                 (140,640)               (102,097)                (11,538)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            653,382                 331,785                  62,310
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             486,848                 210,996                  34,142
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                29,425                   7,831                  14,921
 Net transfers                           126,868                 (53,986)                 78,057
 Surrenders for benefit
  payments and fees                     (192,433)               (113,246)               (307,033)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (36,140)               (159,401)               (214,055)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             450,708                  51,595                (179,913)
NET ASSETS:
 Beginning of year                     1,756,273               1,232,017               1,197,710
                                    ------------            ------------            ------------
 End of year                          $2,206,981              $1,283,612              $1,017,797
                                    ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             BLACKROCK
                                    HUNTINGTON VA              GLOBAL
                                      SITUS FUND          GROWTH V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(33,353)               $1,406
 Net realized gain (loss) on
  security transactions                   (49,041)                4,719
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             646,736                14,102
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              564,342                20,227
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 14,767                    --
 Net transfers                             56,708                40,643
 Surrenders for benefit
  payments and fees                      (138,992)               (1,538)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (67,517)               39,105
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              496,825                59,332
NET ASSETS:
 Beginning of year                      1,884,436                53,432
                                     ------------            ----------
 End of year                           $2,381,261              $112,764
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          VAN KAMPEN
                                    BLACKROCK              UIF U.S.
                                    LARGE CAP            REAL ESTATE            EQUITY AND             MID CAP
                                 GROWTH V.I. FUND         PORTFOLIO               INCOME                GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,495)               $3,986                $6,906               $(4,440)
 Net realized gain (loss) on
  security transactions                 (1,303)              (10,525)               13,574                 8,167
 Net realized gain on
  distributions                             --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,872                79,258                66,696               146,285
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            21,074                72,719                87,176               150,012
                                    ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                 5,513                16,131                 3,333
 Net transfers                          22,866                42,054                25,554               161,841
 Surrenders for benefit
  payments and fees                     (1,521)              (52,191)              (80,100)              (39,016)
 Net annuity transactions                   --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     21,345                (4,624)              (38,415)              126,158
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            42,419                68,095                48,761               276,170
NET ASSETS:
 Beginning of year                      87,967               274,365               382,243               242,654
                                    ----------            ----------            ----------            ----------
 End of year                          $130,386              $342,460              $431,004              $518,824
                                    ==========            ==========            ==========            ==========

                                                                                  MTB MANAGED
                                                                                   ALLOCATION
                                   MTB LARGE CAP          MTB LARGE CAP         FUND -- MODERATE
                                  GROWTH FUND II          VALUE FUND II            GROWTH II
                                  SUB-ACCOUNT (F)        SUB-ACCOUNT (F)          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,133)                 $(589)               $(41,303)
 Net realized gain (loss) on
  security transactions                (237,008)              (325,931)                (90,030)
 Net realized gain on
  distributions                              --                     --                  15,825
 Net unrealized appreciation
  (depreciation) of
  investments during the year           227,276                280,290                 720,791
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (11,865)               (46,230)                605,283
                                    -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  620                    565                   6,600
 Net transfers                         (471,366)              (460,725)               (332,687)
 Surrenders for benefit
  payments and fees                      (3,441)               (15,707)               (247,223)
 Net annuity transactions                    --                     --                      --
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (474,187)              (475,867)               (573,310)
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets                           (486,052)              (522,097)                 31,973
NET ASSETS:
 Beginning of year                      486,052                522,097               2,912,992
                                    -----------            -----------            ------------
 End of year                               $ --                   $ --              $2,944,965
                                    ===========            ===========            ============

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     MTB MANAGED              MTB MANAGED
                                      ALLOCATION               ALLOCATION
                                  FUND -- AGGRESSIVE      FUND -- CONSERVATIVE
                                      GROWTH II                GROWTH II
                                   SUB-ACCOUNT (F)          SUB-ACCOUNT (F)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(20)                     $(4)
 Net realized gain (loss) on
  security transactions                  (5,232)                    (357)
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,228                      414
                                       --------                 --------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,024)                      53
                                       --------                 --------
UNIT TRANSACTIONS:
 Purchases                                   --                       --
 Net transfers                           (5,278)                  (1,943)
 Surrenders for benefit
  payments and fees                          (6)                      (6)
 Net annuity transactions                    --                       --
                                       --------                 --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (5,284)                  (1,949)
                                       --------                 --------
 Net increase (decrease) in
  net assets                             (6,308)                  (1,896)
NET ASSETS:
 Beginning of year                        6,308                    1,896
                                       --------                 --------
 End of year                               $ --                     $ --
                                       ========                 ========

(f)  This fund liquidated April 24, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO
                                    INTERNATIONAL         COLUMBIA             COLUMBIA MARSICO             COLUMBIA
                                    OPPORTUNITIES        HIGH YIELD            FOCUSED EQUITIES         ASSET ALLOCATION
                                       FUND VS             FUND VS                  FUND VS                 FUND VS
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $56,019          $1,112,507                $(229,019)               $108,666
 Net realized gain (loss) on
  security transactions                (1,478,286)           (134,736)              (1,642,992)               (615,026)
 Net realized gain on
  distributions                                --                  --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,684,307           3,520,325                8,812,041               1,295,052
                                    -------------       -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,262,040           4,498,096                6,940,030                 788,692
                                    -------------       -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 37,618              20,242                  107,141                   8,042
 Net transfers                           (628,382)           (683,197)              (1,296,819)                (79,097)
 Surrenders for benefit
  payments and fees                    (3,652,977)         (2,039,395)              (6,677,216)               (889,904)
 Net annuity transactions                    (428)               (440)                 (16,931)                  7,044
                                    -------------       -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,244,169)         (2,702,790)              (7,883,825)               (953,915)
                                    -------------       -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            1,017,871           1,795,306                 (943,795)               (165,223)
NET ASSETS:
 Beginning of year                     18,584,408          11,926,923               33,163,272               4,427,951
                                    -------------       -------------            -------------            ------------
 End of year                          $19,602,279         $13,722,229              $32,219,477              $4,262,728
                                    =============       =============            =============            ============


                                  COLUMBIA MARSICO         COLUMBIA MARSICO         COLUMBIA MARSICO
                                       GROWTH                21ST CENTURY             MIDCAP GROWTH
                                       FUND VS                  FUND VS                  FUND VS
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(150,806)                $(73,921)               $(195,364)
 Net realized gain (loss) on
  security transactions                   502,259                 (450,670)                (605,496)
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,509,486                1,758,975                4,966,778
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,860,939                1,234,384                4,165,918
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 33,385                   14,820                   95,349
 Net transfers                           (724,068)                (299,863)                (166,072)
 Surrenders for benefit
  payments and fees                    (4,299,871)              (1,079,449)              (1,510,550)
 Net annuity transactions                 (36,011)                      --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,026,565)              (1,364,492)              (1,581,273)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (165,626)                (130,108)               2,584,645
NET ASSETS:
 Beginning of year                     23,839,392                6,178,184               11,030,169
                                    -------------            -------------            -------------
 End of year                          $23,673,766               $6,048,076              $13,614,814
                                    =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    OPPENHEIMER            PUTNAM VT
                                       GLOBAL              SMALL CAP
                                  SECURITIES FUND            VALUE
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,027                  $111
 Net realized gain (loss) on
  security transactions                  (1,486)              (44,853)
 Net realized gain on
  distributions                          10,905                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           161,638                75,383
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            174,084                30,641
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               18,839                 7,398
 Net transfers                           70,352                41,251
 Surrenders for benefit
  payments and fees                     (65,238)              (25,925)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      23,953                22,724
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            198,037                53,365
NET ASSETS:
 Beginning of year                      487,248               153,846
                                     ----------            ----------
 End of year                           $685,285              $207,211
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PIONEER VCT OAK            PIONEER
                                                          PIONEER              RIDGE LARGE CAP            MID CAP
                                     PIMCO VIT           FUND VCT                  GROWTH                VALUE VCT
                                    REAL RETURN          PORTFOLIO                PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (F)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $23,428              $3,086                   $6,626                  $308
 Net realized gain (loss) on
  security transactions                   (2,584)         (4,140,652)              (2,905,365)                7,818
 Net realized gain on
  distributions                           60,035                  --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            105,988           9,415,067                2,932,686                54,549
                                    ------------       -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             186,867           5,277,501                   33,947                62,675
                                    ------------       -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                42,617              96,125                    5,888                 7,968
 Net transfers                           628,202          (3,184,225)              (5,164,342)              119,567
 Surrenders for benefit
  payments and fees                     (182,281)         (5,015,495)                (397,742)              (34,107)
 Net annuity transactions                     --                (457)                      (6)                   --
                                    ------------       -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      488,538          (8,104,052)              (5,556,202)               93,428
                                    ------------       -------------            -------------            ----------
 Net increase (decrease) in
  net assets                             675,405          (2,826,551)              (5,522,255)              156,103
NET ASSETS:
 Beginning of year                       994,980          31,405,417                5,522,255               149,037
                                    ------------       -------------            -------------            ----------
 End of year                          $1,670,385         $28,578,866                     $ --              $305,140
                                    ============       =============            =============            ==========


                                  JENNISON 20/20                                   PRUDENTIAL
                                       FOCUS                 JENNISON                VALUE
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,205)               $(10,412)                 $933
 Net realized gain (loss) on
  security transactions                 (49,481)                  9,180               (50,336)
 Net realized gain on
  distributions                              --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           247,181                 353,256               225,665
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            191,495                 352,024               176,262
                                    -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                      --                    --
 Net transfers                           35,559                 189,020                  (577)
 Surrenders for benefit
  payments and fees                    (147,612)               (137,830)              (78,215)
 Net annuity transactions                    --                    (790)                   --
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (112,053)                 50,400               (78,792)
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets                             79,442                 402,424                97,470
NET ASSETS:
 Beginning of year                      393,329                 708,338               507,821
                                    -----------            ------------            ----------
 End of year                           $472,771              $1,110,762              $605,291
                                    ===========            ============            ==========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     PRUDENTIAL
                                       SERIES                 ROYCE
                                   INTERNATIONAL            SMALL-CAP
                                       GROWTH               PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(441)               $(10,648)
 Net realized gain (loss) on
  security transactions                 (82,634)                 (6,266)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           126,344                 260,062
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             43,269                 243,148
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  600                  21,072
 Net transfers                          (72,354)                105,948
 Surrenders for benefit
  payments and fees                     (20,402)                (62,879)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (92,156)                 64,141
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            (48,887)                307,289
NET ASSETS:
 Beginning of year                      180,023                 788,886
                                     ----------            ------------
 End of year                           $131,136              $1,096,175
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WESTERN ASSET                                                         UBS SERIES
                                   GOVERNMENT             LEGG MASON           WESTERN ASSET           TRUST -- U.S.
                                      MONEY              CLEARBRIDGE               MONEY                ALLOCATION
                                   MARKET FUND        APPRECIATION FUND         MARKET FUND              PORTFOLIO
                                 SUB-ACCOUNT (G)       SUB-ACCOUNT (H)          SUB-ACCOUNT           SUB-ACCOUNT (F)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(44)                  $866                $(1,347)                $177,875
 Net realized gain (loss) on
  security transactions                    --                     52                     --               (4,485,032)
 Net realized gain on
  distributions                            --                     --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                 21,551                     --                3,996,193
                                    ---------             ----------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (44)                22,469                 (1,347)                (310,964)
                                    ---------             ----------             ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                 --                     --                     --                   23,337
 Net transfers                             --                     --                     --               (5,470,225)
 Surrenders for benefit
  payments and fees                   (16,655)                   (27)               (32,594)                (447,791)
 Net annuity transactions                  --                     --                     --                  (36,735)
                                    ---------             ----------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (16,655)                   (27)               (32,594)              (5,931,414)
                                    ---------             ----------             ----------            -------------
 Net increase (decrease) in
  net assets                          (16,699)                22,442                (33,941)              (6,242,378)
NET ASSETS:
 Beginning of year                     16,699                111,140                226,638                6,242,378
                                    ---------             ----------             ----------            -------------
 End of year                             $ --               $133,582               $192,697                     $ --
                                    =========             ==========             ==========            =============

                                      VICTORY
                                      VARIABLE                                   WELLS FARGO
                                     INSURANCE                                   ADVANTAGE VT
                                    DIVERSIFIED                                     ASSET
                                     STOCK FUND              COMSTOCK          ALLOCATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,369)               $3,853                  $923
 Net realized gain (loss) on
  security transactions                  (56,008)                3,165                (1,850)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            274,989                28,406                34,168
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             212,612                35,424                33,241
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 4,197                 2,145                    --
 Net transfers                           (70,385)               47,792                 1,044
 Surrenders for benefit
  payments and fees                     (145,725)              (16,266)               (3,467)
 Net annuity transactions                  2,105                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (209,808)               33,671                (2,423)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                               2,804                69,095                30,818
NET ASSETS:
 Beginning of year                     1,014,125                95,213               256,157
                                    ------------            ----------            ----------
 End of year                          $1,016,929              $164,308              $286,975
                                    ============            ==========            ==========

(f)  This fund liquidated April 24, 2009.

(g)  Sub-Account not funded at December 31, 2009.

(h) Formerly Legg Mason Partners Appreciation Fund. Change effective October 5, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN            EQUITY
                                     BOND FUND           INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,272                 $384
 Net realized gain (loss) on
  security transactions                   (655)             (32,167)
 Net realized gain on
  distributions                            357                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,763               46,009
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,737               14,226
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --
 Net transfers                           2,130                5,650
 Surrenders for benefit
  payments and fees                     (5,391)             (10,988)
 Net annuity transactions                   --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,261)              (5,338)
                                     ---------            ---------
 Net increase (decrease) in
  net assets                             4,476                8,888
NET ASSETS:
 Beginning of year                      83,902               81,802
                                     ---------            ---------
 End of year                           $88,378              $90,690
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      RIDGEWORTH
                                   WELLS FARGO           WELLS FARGO           WELLS FARGO          VARIABLE TRUST
                                   ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT             LARGE CAP
                                  INTERNATIONAL         LARGE COMPANY           SMALL CAP               GROWTH
                                    CORE FUND            GROWTH FUND           GROWTH FUND            STOCK FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (F)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,914               $(1,507)               $(546)                  $5,115
 Net realized gain (loss) on
  security transactions                    530                (6,938)                (578)              (1,080,820)
 Net realized gain on
  distributions                             --                    --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           14,053                51,166               14,799                1,046,080
                                    ----------            ----------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            16,497                42,721               13,675                  (29,625)
                                    ----------            ----------            ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                   --                    2,930
 Net transfers                          10,615               (12,026)              (3,751)              (1,452,887)
 Surrenders for benefit
  payments and fees                     (2,437)              (12,372)                (588)                (122,809)
 Net annuity transactions                   --                    --                   --                       --
                                    ----------            ----------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,178               (24,398)              (4,339)              (1,572,766)
                                    ----------            ----------            ---------            -------------
 Net increase (decrease) in
  net assets                            24,675                18,323                9,336               (1,602,391)
NET ASSETS:
 Beginning of year                     125,352               115,294               28,790                1,602,391
                                    ----------            ----------            ---------            -------------
 End of year                          $150,027              $133,617              $38,126                     $ --
                                    ==========            ==========            =========            =============

                                     RIDGEWORTH                                     RIDGEWORTH
                                   VARIABLE TRUST            RIDGEWORTH           VARIABLE TRUST
                                      LARGE CAP            VARIABLE TRUST            LARGE CAP
                                        CORE                MID-CAP CORE               VALUE
                                     EQUITY FUND             EQUITY FUND            EQUITY FUND
                                   SUB-ACCOUNT (F)         SUB-ACCOUNT (F)        SUB-ACCOUNT (F)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2,435                 $2,367                 $4,122
 Net realized gain (loss) on
  security transactions                  (545,573)              (449,314)              (154,984)
 Net realized gain on
  distributions                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             486,772                418,231                 92,499
                                    -------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (56,366)               (28,716)               (58,363)
                                    -------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    888                  1,013                    750
 Net transfers                           (764,839)              (566,423)              (552,505)
 Surrenders for benefit
  payments and fees                      (187,070)               (36,130)               (64,606)
 Net annuity transactions                      --                     --                     --
                                    -------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (951,021)              (601,540)              (616,361)
                                    -------------            -----------            -----------
 Net increase (decrease) in
  net assets                           (1,007,387)              (630,256)              (674,724)
NET ASSETS:
 Beginning of year                      1,007,387                630,256                674,724
                                    -------------            -----------            -----------
 End of year                                 $ --                   $ --                   $ --
                                    =============            ===========            ===========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of following Sub-Accounts: American Century(R) VP Capital Appreciation Fund, AllianceBernstein International Value Fund, Invesco V.I. Capital Appreciation Fund (formerly AIM V.I. Capital Appreciation Fund), Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund), Invesco V.I. High Yield Fund (formerly AIM V.I. High Yield
    Fund), AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS Intermediate Bond Portfolio, American Funds Growth Fund, *BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Select Equity VIF (formerly BB&T Large Cap VIF), BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Calvert VP SRI Balanced Portfolio (formerly Calvert Social Balanced Portfolio), Columbia Small Company Growth Fund VS, Columbia Large Cap Value Fund VS, *Evergreen VA Diversified Capital Builder Fund, Wells Fargo Advantage VT Omega Growth Fund (formerly Evergreen VA Omega
    Fund) (merged with Wells Fargo Advantage VT Large Company Growth Fund), *Evergreen VA High Income Fund, Wells Fargo Advantage VT Core Equity Fund (formerly Evergreen VA Fundamental Large Cap Fund), Fidelity(R) VIP Asset Manager(TM), Fidelity(R) VIP Growth, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Overseas, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015, Fidelity(R) VIP Freedom 2025, Fidelity(R) VIP Freedom Income, Fidelity(R) VIP FundsManager 20%, Fidelity(R) VIP FundsManager 50%, Fidelity(R) VIP FundsManager 60%, Fidelity(R) VIP FundsManager 85%, Franklin Income Securities Fund, Hartford Advisers HLS Fund (merged with Hartford Global Advisers HLS), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund), Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS) (merged with Hartford International Small Company HLS), Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund (merged with Hartford SmallCap Value HLS), Hartford Money Market HLS Fund , Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Equity Income HLS) (merged with Hartford Value Opportunities HLS), Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, BlackRock Global Opportunities VI Fund (formerly BlackRock Global Growth V.I. Fund), BlackRock Large Cap Growth V.I. Fund, UIF U.S. Real Estate Portfolio (formerly Van Kampen UIF U.S. Real Estate Portfolio), Invesco Van Kampen V.I. Equity and Income Fund (formerly Equity and Income), UIF Mid Cap Growth Portfolio (formerly Mid Cap Growth), MTB Managed Allocation Fund -- Moderate Growth II, Columbia Marsico International Opportunities Fund VS, Columbia High Yield Fund VS, Columbia Marsico Focused Equities Fund VS, Columbia Asset Allocation Fund VS, Columbia Marsico Growth Fund VS, Columbia Marsico 21st Century Fund VS, Columbia Marsico Midcap Growth Fund VS, Oppenheimer Global Securities Fund, Putnam VT Small Cap Value, PIMCO VIT Real Return, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund, Western Asset Money Market Fund, Victory Variable Insurance Diversified Stock Fund, Invesco Van Kampen V. I. Comstock Fund (formerly Comstock), Wells Fargo Advantage VT Index Asset Allocation Fund (formerly Wells Fargo Advantage VT Asset Allocation Fund), Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund (formerly Wells Fargo Advantage VT Equity Income Fund), Wells Fargo Advantage VT International Equity Fund (formerly Wells Fargo Advantage VT International Core Fund) (merged with Evergreen VA International Equity Fund), Wells Fargo Advantage VT Small Cap Growth Fund (merged with Evergreen VA Growth Fund), and Wells Fargo Advantage VT Small Cap Value Fund (formerly

-------------------------------------------------------------------------------

    Evergreen VA Special Values Fund). The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

* These funds were liquidated during 2010, and as a result, are not presented in the statements of assets and liabilities.

    During 2009 the following Sub-Accounts were liquidated: the MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Aggressive Growth II, MTB Managed Allocation Fund -- Conservative Growth II, Pioneer VCT Oak Ridge Large Cap Growth Portfolio, Western Asset Government Money Market Fund, UBS Series Trust -- U.S. Allocation Portfolio, RidgeWorth Variable Trust Large Cap Growth Stock Fund, RidgeWorth Variable Trust Large Cap Core Equity Fund, RidgeWorth Variable Trust Mid-Cap Core Equity Fund, and RidgeWorth Variable Trust Large Cap Value Equity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments includes those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations.

       a) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the Sub-Account's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the Sub-Account's average daily net assets value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations.

       e) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation Fund        $422,794        $628,381
AllianceBernstein International Value Fund                60,535         241,176
Invesco V.I. Capital Appreciation Fund*                  308,769         476,475
Invesco V.I. Core Equity Fund*                           113,635       1,128,594
Invesco V.I. High Yield Fund*                          2,275,707       3,232,115
AllianceBernstein VPS Growth and Income
 Portfolio                                                93,433         343,878
AllianceBernstein VPS Intermediate Bond
 Portfolio                                             1,006,987         553,551
American Funds Growth Fund                                71,496          43,687
BB&T Mid Cap Growth VIF*                                  82,735       5,315,848
BB&T Capital Manager Equity VIF                          272,818         791,314
BB&T Select Equity VIF*                                  742,134       6,154,273
BB&T Special Opportunities Equity VIF                  2,162,136       2,189,064
BB&T Total Return Bond VIF                             1,243,544       1,479,236
Calvert VP SRI Balanced Portfolio*                        55,952         310,930
Columbia Small Company Growth Fund VS                  1,650,453       3,187,520
Columbia Large Cap Value Fund VS                       1,443,129       4,180,759
Evergreen VA Diversified Capital Builder Fund*           148,466       3,631,006
Wells Fargo Advantage VT Omega Growth Fund*              694,138       1,321,437
Evergreen VA High Income Fund*                             6,014         101,130
Wells Fargo Advantage VT Core Equity Fund*               761,724       1,900,628
Fidelity(R) VIP Asset Manager(TM)                        176,158         468,326
Fidelity(R) VIP Growth                                   306,167       1,132,516
Fidelity(R) VIP Contrafund(R)                            509,728       2,506,993
Fidelity(R) VIP Overseas                                 171,342         679,354
Fidelity(R) VIP Freedom 2020 Portfolio                    54,828           1,613
Fidelity(R) VIP Freedom 2030 Portfolio                    51,915          17,772
Fidelity(R) VIP Freedom 2015                             295,248          12,714
Fidelity(R) VIP Freedom 2025                                 157              79
Fidelity(R) VIP Freedom Income                             3,220               2
Fidelity(R) VIP FundsManager 20%                           8,331              54
Fidelity(R) VIP FundsManager 50%                           1,066             802
Fidelity(R) VIP FundsManager 60%                          13,844              29
Fidelity(R) VIP FundsManager 85%                               7               8
Franklin Income Securities Fund                          774,019         271,486
Hartford Advisers HLS Fund*                           96,299,676     360,327,180
Hartford Total Return Bond HLS Fund                  112,194,228     194,124,547
Hartford Capital Appreciation HLS Fund                80,382,228     457,092,799
Hartford Dividend and Growth HLS Fund                 56,268,992     204,972,128
Hartford Global Research HLS Fund*                     4,909,117       8,707,332
Hartford Global Health HLS Fund                        1,348,950      12,619,167
Hartford Global Growth HLS Fund                        8,008,951      27,500,278
Hartford Disciplined Equity HLS Fund                  10,001,252      31,739,313
Hartford Growth HLS Fund*                             27,836,013      43,144,118
Hartford Growth Opportunities HLS Fund                 8,625,625      31,405,498
Hartford High Yield HLS Fund                          34,346,351      50,817,743
Hartford Index HLS Fund                                8,133,303      42,900,890

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund*      $180,455,224    $258,945,688
Hartford Small/Mid Cap Equity HLS Fund*               20,503,890      22,531,828
Hartford MidCap HLS Fund                                 760,789      36,010,881
Hartford MidCap Value HLS Fund*                       31,354,598      55,636,405
Hartford Money Market HLS Fund                       138,921,426     239,945,527
Hartford Small Company HLS Fund                        8,102,291      32,136,847
Hartford SmallCap Growth HLS Fund                     15,663,773      35,318,552
Hartford Stock HLS Fund                               21,025,274     147,676,878
Hartford U.S. Government Securities HLS Fund          56,142,370      91,620,862
Hartford Value HLS Fund*                             131,111,966     166,374,037
Huntington VA Income Equity Fund                         701,667       3,337,567
Huntington VA Dividend Capture Fund                    1,331,664       4,948,357
Huntington VA Growth Fund                                558,391       2,365,005
Huntington VA Mid Corp America Fund                      523,118       2,782,634
Huntington VA New Economy Fund                           270,210       1,006,498
Huntington VA Rotating Markets Fund                      244,003       1,109,385
Huntington VA International Equity Fund                  443,821         681,394
Huntington VA Macro 100 Fund                              81,014         562,927
Huntington VA Mortgage Securities Fund                   422,710         481,532
Huntington VA Situs Fund                                 311,715         787,588
BlackRock Global Opportunities VI Fund*                      935          12,237
BlackRock Large Cap Growth V.I. Fund                       1,404          23,614
UIF U.S. Real Estate Portfolio*                          239,770          93,087
Invesco Van Kampen V.I. Equity and Income Fund*           73,853         136,130
UIF Mid Cap Growth Portfolio*                            345,443         165,340
MTB Managed Allocation Fund -- Moderate Growth
 II                                                       45,339         509,943
Columbia Marsico International Opportunities
 Fund VS                                               1,661,363       6,180,374
Columbia High Yield Fund VS                            2,074,950       4,707,758
Columbia Marsico Focused Equities Fund VS                987,161       7,580,594
Columbia Asset Allocation Fund VS                        784,382       1,432,887
Columbia Marsico Growth Fund VS                        1,045,863       6,042,670
Columbia Marsico 21st Century Fund VS                    568,878       1,935,345
Columbia Marsico Midcap Growth Fund VS                 2,175,289       5,517,804
Oppenheimer Global Securities Fund                       270,107         221,970
Putnam VT Small Cap Value                                158,059          62,343
PIMCO VIT Real Return                                    876,532         780,681
Pioneer Fund VCT Portfolio                               682,670       8,879,555
Pioneer Mid Cap Value VCT Portfolio                       49,012         107,030
Jennison 20/20 Focus Portfolio                                --          74,726
Jennison Portfolio                                        27,113          92,591
Prudential Value Portfolio                               139,733         109,252
Prudential Series International Growth                    48,253          52,357
Royce Small-Cap Portfolio                                325,124         198,177
Legg Mason ClearBridge Appreciation Fund                   2,062           1,388
Western Asset Money Market Fund                              308           2,044
Victory Variable Insurance Diversified Stock
 Fund                                                     49,253         291,474
Invesco Van Kampen V. I. Comstock Fund*                   46,285          71,901
Wells Fargo Advantage VT Index Asset Allocation
 Fund*                                                     4,682          81,048
Wells Fargo Advantage VT Total Return Bond Fund           12,350          12,722

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Wells Fargo Advantage VT Intrinsic Value Fund*            $3,926          $3,462
Wells Fargo Advantage VT International Equity
 Fund*                                                14,107,260      16,095,043
Wells Fargo Advantage VT Small Cap Growth Fund*        5,084,740       6,090,117
Wells Fargo Advantage VT Small Cap Value Fund*        12,040,971      14,954,430

*   See parenthetical for this Sub-Account in Note 1.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP
 Capital Appreciation Fund           228,195        325,183         (96,988)
AllianceBernstein
 International Value Fund              5,689         32,235         (26,546)
Invesco V.I. Capital
 Appreciation Fund*                  360,377        575,201        (214,824)
Invesco V.I. Core Equity
 Fund*                                77,561      1,129,072      (1,051,511)
Invesco V.I. High Yield Fund*      1,801,593      2,854,420      (1,052,827)
AllianceBernstein VPS Growth
 and Income Portfolio                 99,053        326,124        (227,071)
AllianceBernstein VPS
 Intermediate Bond Portfolio          75,530         44,439          31,091
American Funds Growth Fund             7,764          4,686           3,078
BB&T Capital Manager Equity
 VIF                                 223,510        820,997        (597,487)
BB&T Select Equity VIF*              414,348      4,829,675      (4,415,327)
BB&T Special Opportunities
 Equity VIF                        1,289,808      1,225,816          63,992
BB&T Total Return Bond VIF           885,853      1,160,061        (274,208)
Calvert VP SRI Balanced
 Portfolio*                           13,145        100,745         (87,600)
Columbia Small Company Growth
 Fund VS                           1,500,106      2,809,435      (1,309,329)
Columbia Large Cap Value Fund
 VS                                1,150,503      3,653,075      (2,502,572)
Wells Fargo Advantage VT
 Omega Growth Fund*                  717,484      1,534,760        (817,276)
Wells Fargo Advantage VT Core
 Equity Fund*                        625,033      1,468,427        (843,394)
Fidelity(R) VIP Asset
 ManagerTM                            62,676        212,159        (149,483)
Fidelity(R) VIP Growth               150,833        603,304        (452,471)
Fidelity(R) VIP Contrafund(R)        124,633        781,100        (656,467)
Fidelity(R) VIP Overseas              79,431        379,245        (299,814)
Fidelity(R) VIP Freedom 2020
 Portfolio                             3,214              3           3,211
Fidelity(R) VIP Freedom 2030
 Portfolio                             3,139          1,003           2,136
Fidelity(R) VIP Freedom 2015          18,756            617          18,139
Fidelity(R) VIP Freedom 2025              --              1              (1)
Fidelity(R) VIP Freedom
 Income                                  246             --             246
Fidelity(R) VIP FundsManager
 20%                                     709             --             709
Fidelity(R) VIP FundsManager
 50%                                      --              1              (1)
Fidelity(R) VIP FundsManager
 60%                                     919             --             919
Fidelity(R) VIP FundsManager
 85%                                      --             --              --
Franklin Income Securities
 Fund                                 60,232         23,021          37,211
Hartford Advisers HLS Fund*       41,792,224    154,110,993    (112,318,769)
Hartford Total Return Bond
 HLS Fund                         35,193,364     88,100,478     (52,907,114)
Hartford Capital Appreciation
 HLS Fund                         27,599,333    119,599,049     (91,999,716)
Hartford Dividend and Growth
 HLS Fund                         23,764,655     95,049,500     (71,284,845)
Hartford Global Research HLS
 Fund*                               535,421        971,382        (435,961)
Hartford Global Health HLS
 Fund                                591,034      6,032,558      (5,441,524)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Growth HLS
 Fund                              5,036,874     20,420,203     (15,383,329)
Hartford Disciplined Equity
 HLS Fund                          6,295,703     29,164,779     (22,869,076)
Hartford Growth HLS Fund*         22,998,286     37,058,616     (14,060,330)
Hartford Growth Opportunities
 HLS Fund                          5,020,086     21,263,153     (16,243,067)
Hartford High Yield HLS Fund      18,306,879     29,985,743     (11,678,864)
Hartford Index HLS Fund            3,627,261     18,773,082     (15,145,821)
Hartford International
 Opportunities HLS Fund*         109,378,972    184,528,146     (75,149,174)
Hartford Small/Mid Cap Equity
 HLS Fund*                         2,259,263      2,554,754        (295,491)
Hartford MidCap HLS Fund             204,114      8,991,715      (8,787,601)
Hartford MidCap Value HLS
 Fund*                            15,203,379     26,075,473     (10,872,094)
Hartford Money Market HLS
 Fund                            100,955,046    175,329,164     (74,374,118)
Hartford Small Company HLS
 Fund                              5,476,133     18,666,840     (13,190,707)
Hartford SmallCap Growth HLS
 Fund                             10,622,244     27,814,693     (17,192,449)
Hartford Stock HLS Fund           12,768,922     62,070,001     (49,301,079)
Hartford U.S. Government
 Securities HLS Fund              38,232,033     75,881,404     (37,649,371)
Hartford Value HLS Fund*         106,960,176    129,841,302     (22,881,126)
Huntington VA Income Equity
 Fund                                337,902      2,974,794      (2,636,892)
Huntington VA Dividend
 Capture Fund                        445,706      3,127,862      (2,682,156)
Huntington VA Growth Fund            619,021      2,644,252      (2,025,231)
Huntington VA Mid Corp
 America Fund                        246,418      1,573,242      (1,326,824)
Huntington VA New Economy
 Fund                                 92,782        687,755        (594,973)
Huntington VA Rotating
 Markets Fund                        152,294        711,284        (558,990)
Huntington VA International
 Equity Fund                         314,847        488,824        (173,977)
Huntington VA Macro 100 Fund          84,176        624,061        (539,885)
Huntington VA Mortgage
 Securities Fund                     335,949        394,894         (58,945)
Huntington VA Situs Fund             256,694        623,846        (367,152)
BlackRock Global
 Opportunities VI Fund*                   --          8,428          (8,428)
BlackRock Large Cap Growth
 V.I. Fund                                 1         25,891         (25,890)
UIF U.S. Real Estate
 Portfolio*                           25,841          9,687          16,154
Invesco Van Kampen V.I.
 Equity and Income Fund*               6,504         12,819          (6,315)
UIF Mid Cap Growth Portfolio*         31,528         14,120          17,408
MTB Managed Allocation Fund
 -- Moderate Growth II                13,277        445,752        (432,475)
Columbia Marsico
 International Opportunities
 Fund VS                             929,950      3,541,029      (2,611,079)
Columbia High Yield Fund VS          623,229      2,599,019      (1,975,790)
Columbia Marsico Focused
 Equities Fund VS                    624,263      4,754,259      (4,129,996)
Columbia Asset Allocation
 Fund VS                             614,316      1,244,668        (630,352)
Columbia Marsico Growth Fund
 VS                                  622,644      3,782,430      (3,159,786)
Columbia Marsico 21st Century
 Fund VS                             549,423      1,806,838      (1,257,415)
Columbia Marsico Midcap
 Growth Fund VS                    2,347,298      5,834,359      (3,487,061)
Oppenheimer Global Securities
 Fund                                 27,881         22,716           5,165
Putnam VT Small Cap Value             21,331          8,397          12,934
PIMCO VIT Real Return                 66,101         61,777           4,324
Pioneer Fund VCT Portfolio           467,801      8,767,355      (8,299,554)
Pioneer Mid Cap Value VCT
 Portfolio                             4,935         10,841          (5,906)
Jennison 20/20 Focus
 Portfolio                                --         47,468         (47,468)
Jennison Portfolio                    48,393        119,930         (71,537)
Prudential Value Portfolio           124,080         89,499          34,581
Prudential Series
 International Growth                 54,738         60,944          (6,206)
Royce Small-Cap Portfolio             32,500         18,515          13,985

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Legg Mason ClearBridge
 Appreciation Fund                        --              2              (2)
Western Asset Money Market
 Fund                                     --             34             (34)
Victory Variable Insurance
 Diversified Stock Fund                4,758         28,266         (23,508)
Invesco Van Kampen V. I.
 Comstock Fund*                        5,267          7,962          (2,695)
Wells Fargo Advantage VT
 Index Asset Allocation
 Fund*                                    79         71,232         (71,153)
Wells Fargo Advantage VT
 Total Return Bond Fund                4,832          7,906          (3,074)
Wells Fargo Advantage VT
 Intrinsic Value Fund*                 3,234          1,759           1,475
Wells Fargo Advantage VT
 International Equity Fund*       12,209,272     14,313,890      (2,104,618)
Wells Fargo Advantage VT
 Small Cap Growth Fund*            1,052,874      5,340,407      (4,287,533)
Wells Fargo Advantage VT
 Small Cap Value Fund*             1,753,473      9,090,148      (7,336,675)

*   See parenthetical for this Sub-Account in Note 1.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP
 Capital Appreciation Fund           206,030        623,501        (417,471)
AllianceBernstein
 International Value Fund             33,627         43,116          (9,489)
AIM V.I. Capital Appreciation
 Fund                                 64,667      1,369,461      (1,304,794)
AIM V.I. Core Equity Fund             78,407      1,500,533      (1,422,126)
AIM V.I. High Yield Fund           2,290,804      1,771,925         518,879
AllianceBernstein VP Growth
 and Income Portfolio                249,229        730,239        (481,010)
AllianceBernstein VPS
 Intermediate Bond Portfolio          78,841         70,317           8,524
American Funds Growth Fund            19,152         15,535           3,617
BB&T Mid Cap Growth VIF              477,627      3,375,368      (2,897,741)
BB&T Capital Manager Equity
 VIF                                 101,367      1,581,003      (1,479,636)
BB&T Large Cap VIF                   543,310      7,357,261      (6,813,951)
BB&T Special Opportunities
 Equity VIF                        1,811,057      1,406,867         404,190
BB&T Total Return Bond VIF           838,863      1,304,472        (465,609)
Calvert Social Balanced
 Portfolio                            32,287        135,471        (103,184)
Columbia Small Company Growth
 Fund VS                             645,781      1,563,217        (917,436)
Columbia Large Cap Value Fund
 VS                                  903,893      3,257,919      (2,354,026)
Evergreen VA Diversified
 Capital Builder Fund              1,133,671        936,236         197,435
Evergreen VA Growth Fund           1,124,915      1,738,422        (613,507)
Evergreen VA International
 Equity Fund                       1,257,243      3,071,397      (1,814,154)
Evergreen VA Omega Fund            1,579,995      2,176,593        (596,598)
Evergreen VA Special Values
 Fund                              1,176,213      2,096,622        (920,409)
Evergreen VA High Income Fund         12,286         20,989          (8,703)
Evergreen VA Fundamental
 Large Cap Fund                      781,597      1,696,916        (915,319)
Fidelity(R) VIP Asset
 Manager(TM)                         125,628        429,812        (304,184)
Fidelity(R) VIP Growth               170,328      1,053,602        (883,274)
Fidelity(R) VIP Contrafund(R)        228,259      1,226,601        (998,342)
Fidelity(R) VIP Overseas             109,474        606,509        (497,035)
Fidelity(R) VIP Freedom 2020
 Portfolio                             7,616              1           7,615
Fidelity(R) VIP Freedom 2030
 Portfolio                               377             --             377
Fidelity(R) VIP Freedom 2015          16,270             --          16,270
Fidelity(R) VIP Freedom 2025             376             --             376
Fidelity(R) VIP FundsManager
 50%                                   4,708             --           4,708
Fidelity(R) VIP FundsManager
 85%                                      33             --              33

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Income Securities
 Fund                                 43,631         23,765          19,866
Hartford Advisers HLS Fund        12,729,645    122,904,062    (110,174,417)
Hartford Total Return Bond
 HLS Fund                         47,596,804     76,450,287     (28,853,483)
Hartford Capital Appreciation
 HLS Fund                         35,433,093    109,590,206     (74,157,113)
Hartford Dividend and Growth
 HLS Fund                         22,084,942     98,723,434     (76,638,492)
Hartford Fundamental Growth
 HLS Fund                          5,805,225      6,268,824        (463,599)
Hartford Global Advisers HLS
 Fund                              5,020,563      9,419,618      (4,399,055)
Hartford Global Equity HLS
 Fund                                749,000        733,712          15,288
Hartford Global Health HLS
 Fund                                746,768      6,804,870      (6,058,102)
Hartford Global Growth HLS
 Fund                              6,941,814     23,149,954     (16,208,140)
Hartford Disciplined Equity
 HLS Fund                          6,931,770     28,419,462     (21,487,692)
Hartford Growth HLS Fund           5,767,176     15,115,261      (9,348,085)
Hartford Growth Opportunities
 HLS Fund                         12,349,842     25,759,461     (13,409,619)
Hartford High Yield HLS Fund      23,622,482     23,827,046        (204,564)
Hartford Index HLS Fund            6,200,764     18,405,218     (12,204,454)
Hartford International Growth
 HLS Fund                         10,147,011     24,533,603     (14,386,592)
Hartford International Small
 Company HLS Fund                  6,388,225      7,412,391      (1,024,166)
Hartford International
 Opportunities HLS Fund           18,134,667     47,019,374     (28,884,707)
Hartford MidCap Growth HLS
 Fund                              3,926,699      1,035,152       2,891,547
Hartford MidCap HLS Fund             222,392     12,745,859     (12,523,467)
Hartford MidCap Value HLS
 Fund                              2,939,180     27,699,199     (24,760,019)
Hartford Money Market HLS
 Fund                            104,768,972    267,136,152    (162,367,180)
Hartford SmallCap Value HLS
 Fund                                867,695        442,372         425,323
Hartford Small Company HLS
 Fund                              7,358,962     24,343,872     (16,984,910)
Hartford SmallCap Growth HLS
 Fund                             12,658,278     19,496,261      (6,837,983)
Hartford Stock HLS Fund           13,660,923     67,971,464     (54,310,541)
Hartford U.S. Government
 Securities HLS Fund              39,366,978     93,993,976     (54,626,998)
Hartford Value HLS Fund            4,636,515     15,397,523     (10,761,008)
Hartford Value Opportunities
 HLS Fund                          5,755,326     14,255,963      (8,500,637)
Hartford Equity Income HLS
 Fund                              7,030,493     10,948,875      (3,918,382)
Huntington VA Income Equity
 Fund                                507,183      3,003,510      (2,496,327)
Huntington VA Dividend
 Capture Fund                        440,825      2,954,631      (2,513,806)
Huntington VA Growth Fund            660,760      2,037,486      (1,376,726)
Huntington VA Mid Corp
 America Fund                        237,793      1,662,363      (1,424,570)
Huntington VA New Economy
 Fund                                244,990        510,583        (265,593)
Huntington VA Rotating
 Markets Fund                        183,048        614,520        (431,472)
Huntington VA International
 Equity Fund                         390,297        463,642         (73,345)
Huntington VA Macro 100 Fund          94,412        320,195        (225,783)
Huntington VA Mortgage
 Securities Fund                     188,437        380,407        (191,970)
Huntington VA Situs Fund             312,348        390,109         (77,761)
BlackRock Global Growth V.I.
 Fund                                 41,134         13,541          27,593
BlackRock Large Cap Growth
 V.I. Fund                            32,372         11,354          21,018
Van Kampen UIF U.S. Real
 Estate Portfolio                     14,406         15,118            (712)
Equity and Income                      8,360         11,395          (3,035)
Mid Cap Growth                        38,710         24,289          14,421
MTB Managed Allocation Fund
 -- Moderate Growth II                12,919        651,917        (638,998)
Columbia Marsico
 International Opportunities
 Fund VS                           1,534,731      4,723,045      (3,188,314)
Columbia High Yield Fund VS        1,205,984      3,120,596      (1,914,612)
Columbia Marsico Focused
 Equities Fund VS                    562,512      7,131,759      (6,569,247)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Columbia Asset Allocation
 Fund VS                             414,042      1,482,043      (1,068,001)
Columbia Marsico Growth Fund
 VS                                  683,069      4,861,705      (4,178,636)
Columbia Marsico 21st Century
 Fund VS                             642,859      2,361,412      (1,718,553)
Columbia Marsico Midcap
 Growth Fund VS                    2,094,110      4,437,962      (2,343,852)
Oppenheimer Global Securities
 Fund                                 26,564         24,965           1,599
Putnam VT Small Cap Value             15,264         14,225           1,039
PIMCO VIT Real Return                 79,146         37,008          42,138
Pioneer Fund VCT Portfolio           654,886     11,166,003     (10,511,117)
Pioneer Mid Cap Value VCT
 Portfolio                            24,855         11,436          13,419
Jennison 20/20 Focus
 Portfolio                            38,815        135,337         (96,522)
Jennison Portfolio                   459,459        275,245         184,214
Prudential Value Portfolio               261         91,250         (90,989)
Prudential Series
 International Growth                 69,519        190,779        (121,260)
Royce Small-Cap Portfolio             33,721         29,262           4,459
Western Asset Government
 Money Market Fund                        --          5,244          (5,244)
Legg Mason ClearBridge
 Appreciation Fund                        --              2              (2)
Western Asset Money Market
 Fund                                     --          8,792          (8,792)
Victory Variable Insurance
 Diversified Stock Fund                8,603         34,288         (25,685)
Comstock                              11,898          6,897           5,001
Wells Fargo Advantage VT
 Asset Allocation Fund                 1,246          4,815          (3,569)
Wells Fargo Advantage VT
 Total Return Bond Fund               33,341         35,254          (1,913)
Wells Fargo Advantage VT
 Equity Income Fund                   81,268         81,227              41
Wells Fargo Advantage VT
 International Core Fund              15,353          3,950          11,403
Wells Fargo Advantage VT
 Large Company Growth Fund            80,551        107,059         (26,508)
Wells Fargo Advantage VT
 Small Cap Growth Fund                 1,320          5,117          (3,797)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has issued or outstanding units during the reporting period as of and for the year ended December 31, 2010.

                                                     UNIT           CONTRACT
SUB-ACCOUNT                          UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2010  Lowest contract charges           98,492      $2.315253           $228,033
    Highest contract charges          1,902,441       2.160732          4,110,664
    Remaining contract charges          303,310             --            701,316
 2009  Lowest contract charges           94,477       1.775830            167,776
    Highest contract charges          1,987,112       1.666424          3,311,371
    Remaining contract charges          319,642             --            566,094
 2008  Lowest contract charges           83,586       1.304625            109,048
    Highest contract charges            330,974       1.269495            420,170
    Remaining contract charges        2,404,142             --          2,972,715
 2007  Lowest contract charges          106,620       2.441276            260,288
    Highest contract charges            413,329       2.388700            987,320
    Remaining contract charges        2,603,679             --          6,059,232
 2006  Lowest contract charges           90,274       1.686113            152,212
    Highest contract charges            448,225       1.658885            743,553
    Remaining contract charges        2,512,544             --          4,085,960
ALLIANCEBERNSTEIN INTERNATIONAL
 VALUE FUND
 2010  Lowest contract charges          109,554       7.738140            847,741
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2009  Lowest contract charges          136,100       7.512547          1,022,457
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2008  Lowest contract charges          145,589       5.661721            824,287
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2007  Lowest contract charges          228,246      12.271749          2,800,980
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2006  Lowest contract charges          173,572      11.769020          2,042,768
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --

                                                  INVESTMENT
                                    EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                         RATIO*         RATIO**         RETURN***
-------------------------------  ----------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2010  Lowest contract charges        0.70%             --            30.38%
    Highest contract charges          1.25%             --            29.66%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        0.70%           0.99%           36.12%
    Highest contract charges          1.25%           0.84%           35.37%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        0.70%             --           (46.56)%
    Highest contract charges          1.26%             --           (46.85)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        0.70%             --            44.79%
    Highest contract charges          1.24%             --            43.99%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.70%             --            16.40%
    Highest contract charges          1.25%             --            15.76%
    Remaining contract charges          --              --               --
ALLIANCEBERNSTEIN INTERNATIONAL
 VALUE FUND
 2010  Lowest contract charges        1.25%           2.57%            3.00%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        1.25%           1.21%           32.69%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        1.26%           0.89%          (53.86)%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        1.25%           1.08%            4.27%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.90%           0.13%           17.20%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --

-------------------------------------------------------------------------------

                                                     UNIT           CONTRACT
SUB-ACCOUNT                          UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND+
 2010  Lowest contract charges        1,335,852      $0.937006         $1,251,698
    Highest contract charges             51,565       1.124932             58,007
    Remaining contract charges          824,544             --            745,474
 2009  Lowest contract charges        1,456,833       0.821546          1,196,855
    Highest contract charges             29,315       0.995231             29,175
    Remaining contract charges          940,637             --            749,938
 2008  Lowest contract charges        2,709,322       0.687060          1,861,467
    Highest contract charges             12,131       0.649854              7,883
    Remaining contract charges        1,010,126             --            675,671
 2007  Lowest contract charges        3,598,297       1.209791          4,353,188
    Highest contract charges             52,326       1.047065             54,788
    Remaining contract charges        1,341,562             --          1,593,949
 2006  Lowest contract charges        4,725,630       1.093620          5,168,044
    Highest contract charges             64,642       0.952215             61,552
    Remaining contract charges        1,574,085             --          1,695,167
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges        3,014,775       1.039914          3,135,106
    Highest contract charges             11,031       1.146200             12,643
    Remaining contract charges        1,318,089             --          1,329,412
 2009  Lowest contract charges        3,770,536       0.961151          3,624,054
    Highest contract charges             12,944       0.908332             11,757
    Remaining contract charges        1,611,926             --          1,509,418
 2008  Lowest contract charges        4,922,072       0.758567          3,733,722
    Highest contract charges             23,323       0.721564             16,829
    Remaining contract charges        1,872,137             --          1,387,467
 2007  Lowest contract charges        7,452,120       1.099532          8,193,845
    Highest contract charges              9,732       1.052725             10,245
    Remaining contract charges        2,605,667             --          2,813,945
 2006  Lowest contract charges       10,620,124       1.029777         10,936,359
    Highest contract charges              9,738       0.992365              9,664
    Remaining contract charges        3,130,394             --          3,175,150
INVESCO V.I. HIGH YIELD FUND+
 2010  Lowest contract charges          916,139       1.319386          1,208,739
    Highest contract charges             14,513       1.213947             17,618
    Remaining contract charges          601,153             --            824,907
 2009  Lowest contract charges        1,190,314       1.176320          1,400,190
    Highest contract charges            849,353       1.095364            930,351
    Remaining contract charges          544,965             --            650,102
 2008  Lowest contract charges        1,362,940       0.779585          1,062,528
    Highest contract charges             12,479       0.737411              9,202
    Remaining contract charges          690,334             --            553,159
 2007  Lowest contract charges        2,261,555       1.062361          2,402,588
    Highest contract charges             34,401       1.012460             34,829
    Remaining contract charges        1,080,843             --          1,145,178
 2006  Lowest contract charges        3,348,187       1.062502          3,557,456
    Highest contract charges             10,162       1.020226             10,367
    Remaining contract charges        1,276,045             --          1,352,309

                                                  INVESTMENT
                                    EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                         RATIO*         RATIO**         RETURN***
-------------------------------  ----------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND+
 2010  Lowest contract charges        1.25%           0.75%           14.05%
    Highest contract charges          2.15%           0.70%           13.03%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        1.26%           0.52%           19.57%
    Highest contract charges          2.13%           0.85%           18.50%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        1.26%             --           (43.21)%
    Highest contract charges          1.97%             --           (43.63)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        1.25%             --            10.62%
    Highest contract charges          1.85%             --             9.96%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        1.25%           0.06%            4.98%
    Highest contract charges          1.85%           0.06%            4.35%
    Remaining contract charges          --              --               --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges        1.25%           0.94%            8.20%
    Highest contract charges          1.57%           0.99%            7.23%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        1.25%           1.74%           26.71%
    Highest contract charges          1.90%           1.21%           25.88%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        1.26%           1.92%          (31.01)%
    Highest contract charges          1.90%           2.88%          (31.46)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        1.25%           0.96%            6.77%
    Highest contract charges          1.89%           1.12%            6.08%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.85%           0.54%            8.38%
    Highest contract charges          1.29%           0.58%            7.91%
    Remaining contract charges          --              --               --
INVESCO V.I. HIGH YIELD FUND+
 2010  Lowest contract charges        1.25%           9.81%           12.16%
    Highest contract charges          0.56%             --            11.16%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        1.25%           8.36%           50.89%
    Highest contract charges          2.09%          25.02%           49.62%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        1.25%           7.82%          (26.62)%
    Highest contract charges          2.01%           5.13%          (27.17)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        1.25%           5.86%           (0.01)%
    Highest contract charges          1.99%           9.34%           (0.76)%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        1.25%           7.30%            9.36%
    Highest contract charges          2.00%           8.48%            8.55%
    Remaining contract charges          --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND
 INCOME PORTFOLIO
 2010  Lowest contract charges             12,520     $1.154196           $14,450
    Highest contract charges               13,383      1.060000            14,186
    Remaining contract charges          1,655,165            --         1,848,499
 2009  Lowest contract charges             18,629      1.035072            19,282
    Highest contract charges               14,285      0.958707            13,695
    Remaining contract charges          1,875,225            --         1,882,585
 2008  Lowest contract charges             25,079      0.869995            21,819
    Highest contract charges               14,395      0.812687            11,699
    Remaining contract charges          2,349,675            --         1,989,856
 2007  Lowest contract charges             59,087      1.483926            87,680
    Highest contract charges               13,857      1.398037            19,372
    Remaining contract charges          2,800,645            --         4,063,865
 2006  Lowest contract charges             76,611      1.431509           109,669
    Highest contract charges               14,232      1.360165            19,358
    Remaining contract charges          3,211,764            --         4,511,624
ALLIANCEBERNSTEIN VPS INTERMEDIATE
 BOND PORTFOLIO
 2010  Lowest contract charges             20,392     11.697057           238,525
    Highest contract charges                1,773     11.359139            20,139
    Remaining contract charges            246,232            --         2,861,103
 2009  Lowest contract charges             11,915     10.862750           129,428
    Highest contract charges                  352     10.669784             3,758
    Remaining contract charges            225,039            --         2,432,746
 2008  Lowest contract charges             13,089      9.296380           121,681
    Highest contract charges                  353      9.222976             3,251
    Remaining contract charges            215,340            --         1,998,426
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges             41,541     10.383301           431,336
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2009  Lowest contract charges             38,463      8.858909           340,742
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2008  Lowest contract charges             34,846      6.434415           224,215
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2007  Lowest contract charges             28,829     11.628755           335,249
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2006  Lowest contract charges             12,090     10.480791           126,712
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND
 INCOME PORTFOLIO
 2010  Lowest contract charges           1.15%             --            11.51%
    Highest contract charges             2.00%             --            10.57%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%           3.52%           18.97%
    Highest contract charges             2.00%           3.59%           17.97%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.16%           2.21%          (41.37)%
    Highest contract charges             2.01%           1.75%          (41.87)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           1.15%            3.66%
    Highest contract charges             1.99%           1.20%            2.78%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           1.19%           15.65%
    Highest contract charges             2.00%           1.15%           14.67%
    Remaining contract charges             --              --               --
ALLIANCEBERNSTEIN VPS INTERMEDIATE
 BOND PORTFOLIO
 2010  Lowest contract charges           1.15%           5.19%            7.68%
    Highest contract charges             1.71%           1.44%            6.56%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%           3.45%           16.85%
    Highest contract charges             2.15%           3.42%           15.69%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           0.91%             --            (6.87)%
    Highest contract charges             1.70%             --            (7.50)%
    Remaining contract charges             --              --               --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges           1.25%           0.76%           17.21%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.25%           0.69%           37.68%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.25%           0.95%          (44.67)%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.24%           0.93%           10.95%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.90%           1.08%            4.75%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2010  Lowest contract charges          1,082,088     $1.017748        $1,101,292
    Highest contract charges              100,063      0.948018            94,861
    Remaining contract charges          2,846,480            --         2,918,090
 2009  Lowest contract charges          1,153,117      0.895413         1,032,516
    Highest contract charges              107,959      0.840765            90,768
    Remaining contract charges          3,365,042            --         3,038,286
 2008  Lowest contract charges          1,711,547      0.723200         1,237,791
    Highest contract charges              106,630      0.684512            72,990
    Remaining contract charges          4,287,577            --         3,130,589
 2007  Lowest contract charges          1,985,100      1.184223         2,350,801
    Highest contract charges               24,868      1.616968            40,211
    Remaining contract charges          6,370,128            --         7,617,615
 2006  Lowest contract charges          2,155,237      1.173652         2,529,499
    Highest contract charges               27,263      1.617024            44,085
    Remaining contract charges          7,189,146            --         8,541,622
BB&T SELECT EQUITY VIF+
 2010  Lowest contract charges          1,343,475      1.374117         1,846,092
    Highest contract charges               27,063      1.234953            33,422
    Remaining contract charges         15,633,816            --        20,885,397
 2009  Lowest contract charges          1,552,011      1.241859         1,927,378
    Highest contract charges               27,388      1.127882            30,890
    Remaining contract charges         19,840,282            --        24,040,723
 2008  Lowest contract charges          2,065,772      1.060141         2,190,009
    Highest contract charges               43,459      0.973003            42,286
    Remaining contract charges         26,124,401            --        27,139,818
 2007  Lowest contract charges          3,108,174      1.713950         5,327,255
    Highest contract charges               72,955      1.589700           115,976
    Remaining contract charges         40,659,583            --        68,562,603
 2006  Lowest contract charges          2,664,998      1.841882         4,908,613
    Highest contract charges               61,354      1.726385           105,921
    Remaining contract charges         43,989,414            --        80,047,014
BB&T SPECIAL OPPORTUNITIES EQUITY
 VIF
 2010  Lowest contract charges          3,074,604      1.877039         5,771,152
    Highest contract charges              147,254      1.754526           258,361
    Remaining contract charges          3,516,272            --         6,407,100
 2009  Lowest contract charges          2,944,403      1.633517         4,809,732
    Highest contract charges              140,617      1.543013           216,973
    Remaining contract charges          3,589,118            --         5,723,723
 2008  Lowest contract charges          2,851,441      1.151245         3,282,708
    Highest contract charges               58,215      1.098924            63,974
    Remaining contract charges          3,360,292            --         3,792,416
 2007  Lowest contract charges          2,845,353      1.756853         4,998,867
    Highest contract charges               66,191      1.694734           112,176
    Remaining contract charges          3,451,125            --         5,970,314
 2006  Lowest contract charges          2,657,128      1.567011         4,163,749
    Highest contract charges               66,704      1.527542           101,895
    Remaining contract charges          3,723,419            --         5,772,682

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2010  Lowest contract charges           1.15%           1.58%           13.66%
    Highest contract charges             1.95%           1.57%           12.76%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%           0.86%           23.81%
    Highest contract charges             1.95%           0.95%           22.83%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.15%           1.39%          (38.93)%
    Highest contract charges             1.96%           1.01%          (39.42)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           2.63%            0.90%
    Highest contract charges             2.05%           2.57%              --
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           1.08%           14.40%
    Highest contract charges             2.05%           1.08%           13.38%
    Remaining contract charges             --              --               --
BB&T SELECT EQUITY VIF+
 2010  Lowest contract charges           1.15%           1.25%           10.65%
    Highest contract charges             2.20%           1.27%            9.49%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%           0.99%           17.14%
    Highest contract charges             2.21%           0.99%           15.92%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.16%           1.55%          (38.15)%
    Highest contract charges             2.21%           1.59%          (38.79)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           1.95%           (6.95)%
    Highest contract charges             2.19%           1.96%           (7.92)%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           1.34%           19.90%
    Highest contract charges             2.20%           1.41%           18.65%
    Remaining contract charges             --              --               --
BB&T SPECIAL OPPORTUNITIES EQUITY
 VIF
 2010  Lowest contract charges           1.15%           0.06%           14.91%
    Highest contract charges             2.20%           0.06%           13.71%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%             --            41.89%
    Highest contract charges             2.20%             --            40.41%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.15%           0.13%          (34.47)%
    Highest contract charges             2.21%           0.12%          (35.16)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%             --            12.12%
    Highest contract charges             2.19%             --            10.95%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           0.05%           23.29%
    Highest contract charges             2.20%           0.06%           22.00%
    Remaining contract charges             --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2010  Lowest contract charges       1,229,938     $1.289323        $1,585,787
    Highest contract charges           255,693      1.205159           308,151
    Remaining contract charges       1,635,814            --         2,039,017
 2009  Lowest contract charges       1,561,509      1.210523         1,890,242
    Highest contract charges           216,536      1.143444           247,596
    Remaining contract charges       1,617,608            --         1,903,992
 2008  Lowest contract charges       1,995,728      1.127745         2,250,672
    Highest contract charges           561,631      1.088487           611,328
    Remaining contract charges       1,303,903            --         1,442,065
 2007  Lowest contract charges       1,653,322      1.103453         1,824,363
    Highest contract charges           133,172      1.073588           142,972
    Remaining contract charges         719,210            --           782,099
 2006  Lowest contract charges         981,148      1.048296         1,028,534
    Highest contract charges           122,645      1.028105           126,092
    Remaining contract charges         601,271            --           623,359
CALVERT VP SRI BALANCED
 PORTFOLIO+
 2010  Lowest contract charges          19,394      3.317954            64,350
    Highest contract charges           427,572      3.096720         1,324,071
    Remaining contract charges         115,971            --           359,883
 2009  Lowest contract charges          27,940      2.980662            83,281
    Highest contract charges           486,720      2.797239         1,361,473
    Remaining contract charges         135,877            --           380,734
 2008  Lowest contract charges          28,896      2.395674            69,226
    Highest contract charges           138,633      2.260639           313,399
    Remaining contract charges         586,192            --         1,325,681
 2007  Lowest contract charges          23,338      3.512882            81,984
    Highest contract charges           164,339      3.333187           547,773
    Remaining contract charges         658,792            --         2,196,605
 2006  Lowest contract charges          23,198      3.442632            79,861
    Highest contract charges           205,816      3.284534           676,005
    Remaining contract charges         785,427            --         2,581,556
COLUMBIA SMALL COMPANY GROWTH
 FUND VS
 2010  Lowest contract charges       1,478,247      1.314410         1,943,022
    Highest contract charges               268     16.192109             4,339
    Remaining contract charges       5,681,445            --         7,073,889
 2009  Lowest contract charges       2,120,397      1.036734         2,198,288
    Highest contract charges            61,472      0.930713            57,212
    Remaining contract charges       6,287,420            --         6,215,481
 2008  Lowest contract charges       2,414,407      0.835439         2,017,090
    Highest contract charges            67,167      0.757546            50,882
    Remaining contract charges       6,905,151            --         5,531,537
 2007  Lowest contract charges       3,451,240      1.429622         4,933,969
    Highest contract charges           104,221      1.309405           136,468
    Remaining contract charges       7,915,721            --        10,924,433
 2006  Lowest contract charges       4,385,997      1.275885         5,596,028
    Highest contract charges           194,334      1.216903           236,487
    Remaining contract charges       8,707,977            --        10,784,938

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2010  Lowest contract charges        1.15%            3.88%             6.51%
    Highest contract charges          2.20%            3.86%             5.40%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.15%            3.99%             7.34%
    Highest contract charges          0.40%            0.74%             6.22%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.15%            4.12%             2.20%
    Highest contract charges          1.94%            4.07%             1.39%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.15%            4.30%             5.26%
    Highest contract charges          1.95%            4.34%             4.42%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.15%            4.32%             2.29%
    Highest contract charges          1.95%            4.31%             1.48%
    Remaining contract charges          --               --                --
CALVERT VP SRI BALANCED
 PORTFOLIO+
 2010  Lowest contract charges        0.70%            1.39%            11.32%
    Highest contract charges          1.25%            1.37%            10.71%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.70%            2.21%            24.42%
    Highest contract charges          1.25%            2.06%            23.74%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.70%            2.61%           (31.80)%
    Highest contract charges          1.25%            2.30%           (32.18)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.70%            2.45%             2.04%
    Highest contract charges          1.25%            2.14%             1.48%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.70%            2.05%             8.01%
    Highest contract charges          1.25%            2.43%             7.42%
    Remaining contract charges          --               --                --
COLUMBIA SMALL COMPANY GROWTH
 FUND VS
 2010  Lowest contract charges        1.25%              --             26.78%
    Highest contract charges          1.39%              --             25.33%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%              --             24.10%
    Highest contract charges          2.25%              --             22.86%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%              --            (41.56)%
    Highest contract charges          2.26%              --            (42.15)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%              --             12.05%
    Highest contract charges          2.14%              --             10.93%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.85%              --             (5.14)%
    Highest contract charges          1.46%              --             (5.71)%
    Remaining contract charges          --               --                --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
COLUMBIA LARGE CAP VALUE FUND
 VS
 2010  Lowest contract charges       2,504,661     $1.263683        $3,165,097
    Highest contract charges               903     13.861380            12,513
    Remaining contract charges       8,765,155            --        10,471,083
 2009  Lowest contract charges       3,159,083      1.112751         3,515,272
    Highest contract charges           107,248      0.947212           101,587
    Remaining contract charges      10,506,960            --        11,128,600
 2008  Lowest contract charges       4,508,901      0.908761         4,097,513
    Highest contract charges           114,364      0.781357            89,359
    Remaining contract charges      11,504,052            --        10,007,057
 2007  Lowest contract charges       6,383,130      1.462325         9,334,210
    Highest contract charges           116,547      1.269992           148,014
    Remaining contract charges      13,972,297            --        19,691,887
 2006  Lowest contract charges       8,381,636      1.441285        12,080,326
    Highest contract charges           294,933      1.374716           405,449
    Remaining contract charges      14,962,803            --        20,863,563
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges          93,469      1.148873           107,385
    Highest contract charges             6,972     17.443913           121,609
    Remaining contract charges       4,830,042            --         4,577,192
 2009  Lowest contract charges          99,548      0.970138            96,575
    Highest contract charges           104,592      0.694738            72,664
    Remaining contract charges       5,400,715            --         4,386,712
 2008  Lowest contract charges         148,778      0.681644           101,414
    Highest contract charges            75,493      0.493531            37,258
    Remaining contract charges       5,977,182            --         3,449,306
 2007  Lowest contract charges         153,622      0.947090           145,494
    Highest contract charges            81,628      0.693326            56,595
    Remaining contract charges       8,332,599            --         6,785,656
 2006  Lowest contract charges         152,909      0.855696           130,844
    Highest contract charges            84,586      0.633346            53,570
    Remaining contract charges      10,308,517            --         7,589,378

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
COLUMBIA LARGE CAP VALUE FUND
 VS
 2010  Lowest contract charges        1.25%            1.56%            13.56%
    Highest contract charges          1.39%            1.60%            12.27%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            2.99%            22.45%
    Highest contract charges          2.25%            3.05%            21.23%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%            2.42%           (37.86)%
    Highest contract charges          2.26%            2.43%           (38.48)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            1.42%             1.46%
    Highest contract charges          2.17%              --              0.45%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.85%            1.36%             7.76%
    Highest contract charges          1.46%            1.37%             7.11%
    Remaining contract charges          --               --                --
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges        1.13%            0.83%            18.42%
    Highest contract charges          0.07%              --             16.84%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.15%            1.50%            42.32%
    Highest contract charges          2.24%            1.19%            40.77%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.15%              --            (28.03)%
    Highest contract charges          2.26%              --            (28.82)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.15%            0.54%            10.68%
    Highest contract charges          2.24%            0.54%             9.47%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.15%              --              4.80%
    Highest contract charges          2.25%              --              3.66%
    Remaining contract charges          --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges         249,487     $1.509179          $376,520
    Highest contract charges               131     15.541978             2,042
    Remaining contract charges       4,425,086            --         6,480,277
 2009  Lowest contract charges         274,549      1.310831           359,887
    Highest contract charges           554,268      1.161020           643,516
    Remaining contract charges       4,689,281            --         6,040,279
 2008  Lowest contract charges         334,283      0.974565           325,780
    Highest contract charges            72,272      0.872725            63,073
    Remaining contract charges       6,026,862            --         5,792,941
 2007  Lowest contract charges         381,627      1.468101           560,267
    Highest contract charges           121,247      1.329234           161,166
    Remaining contract charges       8,324,482            --        12,092,332
 2006  Lowest contract charges         398,455      1.371376           546,432
    Highest contract charges           136,095      1.255393           170,923
    Remaining contract charges      11,151,131            --        15,182,851
FIDELITY(R) VIP ASSET MANAGER(
 TM )
 2010  Lowest contract charges          79,107      2.421155           191,530
    Highest contract charges           948,387      2.259706         2,143,075
    Remaining contract charges         146,964            --           340,408
 2009  Lowest contract charges          92,776      2.133781           197,964
    Highest contract charges         1,065,662      2.002466         2,133,952
    Remaining contract charges         165,503            --           339,093
 2008  Lowest contract charges          55,816      1.664255            92,892
    Highest contract charges           200,078      1.570450           314,212
    Remaining contract charges       1,372,231            --         2,161,012
 2007  Lowest contract charges          47,396      2.351169           111,437
    Highest contract charges           187,617      2.230902           418,554
    Remaining contract charges       1,514,854            --         3,389,008
 2006  Lowest contract charges          54,951      2.049871           112,643
    Highest contract charges           265,446      1.955734           519,141
    Remaining contract charges       1,842,953            --         3,630,081
FIDELITY(R) VIP GROWTH
 2010  Lowest contract charges         112,925      2.199230           248,348
    Highest contract charges         3,584,104      2.052797         7,357,438
    Remaining contract charges         396,970            --           848,454
 2009  Lowest contract charges         117,617      1.783534           209,774
    Highest contract charges         3,961,131      1.673942         6,630,704
    Remaining contract charges         467,722            --           806,374
 2008  Lowest contract charges         120,673      1.400040           168,948
    Highest contract charges           542,691      1.321259           717,036
    Remaining contract charges       4,766,380            --         6,315,997
 2007  Lowest contract charges         125,189      2.668587           334,079
    Highest contract charges           600,213      2.532380         1,519,967
    Remaining contract charges       5,312,870            --        13,493,071
 2006  Lowest contract charges         168,798      2.116599           357,277
    Highest contract charges           919,700      2.019631         1,857,454
    Remaining contract charges       6,340,036            --        12,898,092

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges        1.15%            0.57%            15.13%
    Highest contract charges          1.37%            0.56%            13.59%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.15%            1.19%            34.50%
    Highest contract charges          2.25%            4.19%            33.03%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.15%            1.41%           (33.62)%
    Highest contract charges          2.26%            1.47%           (34.34)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.15%            1.08%             7.05%
    Highest contract charges          2.25%            1.07%             5.88%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.15%            1.49%            11.38%
    Highest contract charges          2.25%            1.22%            10.17%
    Remaining contract charges          --               --                --
FIDELITY(R) VIP ASSET MANAGER(
 TM )
 2010  Lowest contract charges        0.70%            1.55%            13.47%
    Highest contract charges          1.25%            1.68%            12.85%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.70%            2.52%            28.21%
    Highest contract charges          1.25%            2.18%            27.51%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.70%            1.81%           (29.22)%
    Highest contract charges          1.25%            2.97%           (29.61)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.70%            6.12%            14.70%
    Highest contract charges          1.25%            5.84%            14.07%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.70%            2.59%             6.57%
    Highest contract charges          1.25%            2.51%             5.98%
    Remaining contract charges          --               --                --
FIDELITY(R) VIP GROWTH
 2010  Lowest contract charges        0.70%            0.28%            23.31%
    Highest contract charges          1.25%            0.28%            22.63%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.70%            0.46%            27.39%
    Highest contract charges          1.25%            0.45%            26.69%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.70%            0.81%           (47.54)%
    Highest contract charges          1.25%            0.82%           (47.83)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.70%            0.85%            26.08%
    Highest contract charges          1.25%            0.85%            25.39%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.70%            0.39%             6.11%
    Highest contract charges          1.25%            0.37%             5.52%
    Remaining contract charges          --               --                --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)
 2010  Lowest contract charges          95,844     $3.673565          $352,089
    Highest contract charges         3,601,209      3.428888        12,348,144
    Remaining contract charges         513,472            --         1,772,287
 2009  Lowest contract charges          88,367      3.155987           278,886
    Highest contract charges         4,252,352      2.962010        12,595,509
    Remaining contract charges         526,273            --         1,571,225
 2008  Lowest contract charges          98,385      2.341875           230,404
    Highest contract charges           529,252      2.210056         1,169,677
    Remaining contract charges       5,237,697            --        11,584,784
 2007  Lowest contract charges         103,588      4.102467           424,965
    Highest contract charges           596,554      3.892961         2,322,363
    Remaining contract charges       5,784,583            --        22,540,159
 2006  Lowest contract charges         116,445      3.513227           409,099
    Highest contract charges           923,803      3.352197         3,096,771
    Remaining contract charges       6,871,940            --        23,167,898
FIDELITY(R) VIP OVERSEAS
 2010  Lowest contract charges          52,647      2.041614           107,486
    Highest contract charges         1,288,877      1.905388         2,455,809
    Remaining contract charges         213,151            --           409,249
 2009  Lowest contract charges          50,455      1.817586            91,706
    Highest contract charges         1,570,836      1.705638         2,679,278
    Remaining contract charges         233,198            --           400,693
 2008  Lowest contract charges          52,990      1.446579            76,654
    Highest contract charges           267,835      1.364967           365,585
    Remaining contract charges       2,030,699            --         2,779,952
 2007  Lowest contract charges          52,694      2.592332           136,600
    Highest contract charges           309,007      2.459587           760,029
    Remaining contract charges       2,339,594            --         5,771,582
 2006  Lowest contract charges          45,904      2.225287           102,148
    Highest contract charges           392,692      2.122980           833,681
    Remaining contract charges       2,694,211            --         5,772,053
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges          10,826     16.618873           179,923
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges           7,615     14.718770           112,088
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges           2,513     17.645669            44,351
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges             377     15.417578             5,808
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)
 2010  Lowest contract charges        0.70%            1.29%            16.40%
    Highest contract charges          1.25%            1.20%            15.76%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.70%            1.40%            34.76%
    Highest contract charges          1.25%            1.34%            34.02%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.70%            0.97%           (42.92)%
    Highest contract charges          1.25%            0.99%           (43.23)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.70%            0.93%            16.77%
    Highest contract charges          1.25%            0.73%            16.13%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.70%            1.33%            10.94%
    Highest contract charges          1.25%            1.29%            10.33%
    Remaining contract charges          --               --                --
FIDELITY(R) VIP OVERSEAS
 2010  Lowest contract charges        0.70%            1.44%            12.33%
    Highest contract charges          1.25%            1.33%            11.71%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.70%            2.24%            25.65%
    Highest contract charges          1.25%            2.00%            24.96%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.70%            2.26%           (44.20)%
    Highest contract charges          1.25%            2.52%           (44.50)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.70%            3.60%            16.49%
    Highest contract charges          1.25%            3.18%            15.86%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.70%            0.82%            17.26%
    Highest contract charges          1.25%            0.87%            16.61%
    Remaining contract charges          --               --                --
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges        1.25%            2.58%            12.91%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.19%            3.54%            26.95%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges        1.25%            2.44%            14.45%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.10%            1.80%            29.55%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015
 2010  Lowest contract charges                   34,409      $15.563664          $535,531
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   16,270       13.972674           227,335
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FREEDOM 2025
 2010  Lowest contract charges                      375       17.086596             6,414
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                      376       14.983454             5,630
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FREEDOM INCOME
 2010  Lowest contract charges                      246       12.675836             3,113
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FUNDSMANAGER 20%
 2010  Lowest contract charges                      709       12.201631             8,656
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FUNDSMANAGER 50%
 2010  Lowest contract charges                    4,707       14.475529            68,137
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                    4,708       13.116203            61,747
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FUNDSMANAGER 60%
 2010  Lowest contract charges                      919       15.437517            14,185
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FUNDSMANAGER 85%
 2010  Lowest contract charges                       33       17.329010               568
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                       33       15.126318               497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015
 2010  Lowest contract charges                1.25%             3.32%             11.39%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.20%             4.68%             23.47%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FREEDOM 2025
 2010  Lowest contract charges                1.25%             2.06%             14.04%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.10%             2.73%             28.18%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FREEDOM INCOME
 2010  Lowest contract charges                0.18%             3.96%              5.92%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FUNDSMANAGER 20%
 2010  Lowest contract charges                0.63%             1.47%              5.91%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FUNDSMANAGER 50%
 2010  Lowest contract charges                1.25%             1.49%             10.36%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.20%             1.55%             17.28%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FUNDSMANAGER 60%
 2010  Lowest contract charges                0.21%             1.10%             11.95%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FUNDSMANAGER 85%
 2010  Lowest contract charges                1.35%             1.05%             14.56%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.14%             1.12%             26.78%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT           CONTRACT
SUB-ACCOUNT                          UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges          169,354     $11.976273         $2,028,229
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2009  Lowest contract charges          132,143      10.762886          1,422,236
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2008  Lowest contract charges          112,277       8.037320            902,409
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2007  Lowest contract charges          112,600      11.569621          1,302,740
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2006  Lowest contract charges           52,850      11.290953            596,727
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges          230,838      10.391242          2,398,690
    Highest contract charges              3,944      14.303752             56,418
    Remaining contract charges      475,078,491             --      1,392,825,086
 2009  Lowest contract charges          229,235       9.280589          2,127,432
    Highest contract charges              5,301      13.124984             69,581
    Remaining contract charges      548,296,056             --      1,459,056,140
 2008  Lowest contract charges          251,166       7.133808          1,791,772
    Highest contract charges             52,032       0.729729             37,969
    Remaining contract charges      658,401,811             --      1,376,849,448
 2007  Lowest contract charges          290,612      10.451226          3,037,251
    Highest contract charges             54,007       1.095097             59,143
    Remaining contract charges      840,068,784             --      2,603,805,574
 2006  Lowest contract charges          294,960       9.815494          2,895,176
    Highest contract charges             48,199       1.053479             50,778
    Remaining contract charges      992,562,957             --      2,983,633,961
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges          166,770       8.942568          1,491,349
    Highest contract charges                263      11.987378              3,149
    Remaining contract charges      334,201,660             --        769,573,130
 2009  Lowest contract charges          185,635       8.330162          1,546,371
    Highest contract charges                651      11.497285              7,482
    Remaining contract charges      387,089,521             --        823,920,264
 2008  Lowest contract charges          206,763       7.253849          1,499,826
    Highest contract charges             40,602       1.288475             52,315
    Remaining contract charges      415,881,925             --        776,922,224
 2007  Lowest contract charges          231,080       7.864372          1,817,301
    Highest contract charges             66,034       1.427293             94,251
    Remaining contract charges      508,219,488             --      1,038,999,644
 2006  Lowest contract charges          254,955       7.524793          1,918,485
    Highest contract charges             73,373       1.395328            102,381
    Remaining contract charges      522,716,745             --      1,048,721,281

                                                  INVESTMENT
                                    EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                         RATIO*         RATIO**         RETURN***
-------------------------------  ----------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges        1.25%           6.80%           11.27%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        1.25%           8.25%           33.91%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        1.25%           5.47%          (30.53)%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        1.24%           3.58%            2.47%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.90%           0.50%           12.93%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges        0.15%           1.46%           11.97%
    Highest contract charges          1.48%           1.17%            9.04%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        0.15%           2.23%           30.09%
    Highest contract charges          2.49%           4.01%           26.76%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        0.15%           2.99%          (31.74)%
    Highest contract charges          2.31%           2.42%          (33.36)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        0.15%           2.28%            6.48%
    Highest contract charges          2.29%           2.12%            3.95%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.15%           2.28%           10.54%
    Highest contract charges          2.30%           2.14%            7.92%
    Remaining contract charges          --              --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges        0.15%           4.00%            7.35%
    Highest contract charges          0.18%           3.55%            4.55%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        0.15%           3.67%           14.84%
    Highest contract charges          0.45%           3.65%           12.12%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        0.15%           6.44%           (7.76)%
    Highest contract charges          2.31%           5.20%           (9.73)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        0.15%           5.19%            4.51%
    Highest contract charges          2.29%           4.98%            2.29%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.15%           4.82%            4.65%
    Highest contract charges          2.30%           5.02%            2.42%
    Remaining contract charges          --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                           UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges           424,313     $29.811396       $12,649,362
    Highest contract charges               5,459      16.748456            91,426
    Remaining contract charges       432,436,144             --     2,145,076,593
 2009  Lowest contract charges           450,183      25.627460        11,537,056
    Highest contract charges                 289      14.824672             4,283
    Remaining contract charges       524,415,160             --     2,223,549,679
 2008  Lowest contract charges           494,601      17.619486         8,714,614
    Highest contract charges               9,167       1.352692            12,400
    Remaining contract charges       598,518,977             --     1,793,462,991
 2007  Lowest contract charges           557,514      32.434043        18,082,442
    Highest contract charges               9,946       2.545637            25,318
    Remaining contract charges       724,240,690             --     4,062,813,790
 2006  Lowest contract charges           614,816      27.803951        17,094,314
    Highest contract charges              10,565       2.230767            23,572
    Remaining contract charges       827,372,341             --     4,099,225,924
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges           157,492       4.541745           715,288
    Highest contract charges                 476      13.796476             6,568
    Remaining contract charges       416,828,550             --       963,765,654
 2009  Lowest contract charges           161,018       4.021968           647,610
    Highest contract charges               2,826      12.538410            35,431
    Remaining contract charges       488,107,519             --     1,013,936,087
 2008  Lowest contract charges           163,929       3.233998           530,145
    Highest contract charges              14,492       1.045601            15,153
    Remaining contract charges       564,731,434             --       968,565,911
 2007  Lowest contract charges           184,275       4.798244           884,195
    Highest contract charges              15,721       1.584338            24,907
    Remaining contract charges       689,807,617             --     1,795,155,206
 2006  Lowest contract charges           197,208       4.443435           876,281
    Highest contract charges              16,702       1.498310            25,026
    Remaining contract charges       773,257,538             --     1,910,669,514
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges               634      10.660617             6,757
    Highest contract charges               2,031      16.349055            33,211
    Remaining contract charges         2,614,877             --        25,753,116
 2009  Lowest contract charges               634       9.212282             5,839
    Highest contract charges               1,589      14.484824            23,011
    Remaining contract charges         3,051,280             --        26,283,078
 2008  Lowest contract charges               644       6.191713             3,986
    Highest contract charges               3,012       6.101486            18,380
    Remaining contract charges         3,034,559             --        18,676,118

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges         0.15%           0.76%           16.33%
    Highest contract charges           1.48%           0.51%           13.29%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.15%           0.92%           45.45%
    Highest contract charges           0.45%           0.80%           42.00%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.15%           1.74%          (45.68)%
    Highest contract charges           2.36%           1.76%          (46.86)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.15%           0.12%           16.65%
    Highest contract charges           2.34%           0.12%           14.12%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.15%           1.37%           16.44%
    Highest contract charges           2.35%           1.35%           13.91%
    Remaining contract charges           --              --               --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges         0.25%           1.98%           12.92%
    Highest contract charges           0.18%           1.48%           10.09%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.25%           2.33%           24.37%
    Highest contract charges           0.44%           1.67%           21.29%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.25%           2.14%          (32.60)%
    Highest contract charges           2.36%           2.23%          (34.00)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.25%           1.67%            7.99%
    Highest contract charges           2.34%           1.64%            5.74%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.25%           1.80%           20.06%
    Highest contract charges           2.35%           1.76%           17.57%
    Remaining contract charges           --              --               --
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges         0.25%           1.27%           15.72%
    Highest contract charges           2.50%           0.97%           12.87%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.25%           2.89%           41.77%
    Highest contract charges           2.49%           1.20%           38.29%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.67%           1.92%          (40.99)%
    Highest contract charges           1.92%           1.53%          (41.68)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                           UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2010  Lowest contract charges            22,133      $2.367723           $52,405
    Highest contract charges               3,040      13.654187            41,511
    Remaining contract charges        20,886,251             --        43,585,148
 2009  Lowest contract charges            23,490       2.216191            52,059
    Highest contract charges               2,119      13.103619            27,771
    Remaining contract charges        26,327,339             --        51,885,043
 2008  Lowest contract charges            50,346       1.810475            91,150
    Highest contract charges               5,519       1.531774             8,454
    Remaining contract charges        32,355,185             --        52,744,382
 2007  Lowest contract charges            50,310       2.438283           122,669
    Highest contract charges               5,987       2.106797            12,613
    Remaining contract charges        43,282,439             --        96,244,434
 2006  Lowest contract charges            51,929       2.303371           119,611
    Highest contract charges               6,364       2.032470            12,928
    Remaining contract charges        53,144,831             --       113,085,325
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges           102,679       2.092177           214,823
    Highest contract charges               2,541      15.450266            39,254
    Remaining contract charges        83,435,205             --       121,399,027
 2009  Lowest contract charges            90,435       1.835816           166,021
    Highest contract charges                 518      13.899895             7,196
    Remaining contract charges        98,832,801             --       125,909,648
 2008  Lowest contract charges            58,552       1.356818            79,444
    Highest contract charges                 217       0.511208               111
    Remaining contract charges       115,073,125             --       110,038,786
 2007  Lowest contract charges            46,407       2.861067           132,773
    Highest contract charges                 172       1.103136               189
    Remaining contract charges       136,856,885             --       281,726,674
 2006  Lowest contract charges             7,659       2.293669            17,568
    Highest contract charges           1,645,660       0.906314         1,491,488
    Remaining contract charges       153,470,182             --       259,891,760
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges            14,081       1.498044            21,095
    Highest contract charges               7,110      14.134040           100,499
    Remaining contract charges       115,349,502             --       133,829,991
 2009  Lowest contract charges            13,935       1.316839            18,350
    Highest contract charges               3,070      12.738558            39,113
    Remaining contract charges       138,222,764             --       140,102,612
 2008  Lowest contract charges            25,260       1.050662            26,540
    Highest contract charges              19,019       0.801102            15,236
    Remaining contract charges       159,683,182             --       130,773,680
 2007  Lowest contract charges            22,944       1.679096            38,526
    Highest contract charges              20,630       1.307522            26,975
    Remaining contract charges       190,140,238             --       252,866,000
 2006  Lowest contract charges            21,944       1.553671            34,094
    Highest contract charges              21,920       1.235525            27,081
    Remaining contract charges       209,444,530             --       262,038,877

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2010  Lowest contract charges         0.25%           0.18%            6.84%
    Highest contract charges           2.50%           0.03%            4.20%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.25%           0.49%           22.41%
    Highest contract charges           2.49%           0.61%           19.39%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.25%           0.47%          (25.75)%
    Highest contract charges           2.36%           0.45%          (27.29)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.25%           0.11%            5.86%
    Highest contract charges           2.34%           0.11%            3.66%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.25%           0.06%           10.91%
    Highest contract charges           2.35%           0.06%            8.60%
    Remaining contract charges           --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges         0.25%           0.28%           13.96%
    Highest contract charges           2.50%           0.03%           11.15%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.25%           0.85%           35.30%
    Highest contract charges           0.01%             --            31.96%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.25%           1.35%          (52.58)%
    Highest contract charges           2.43%           0.53%          (53.66)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.25%           0.02%           24.74%
    Highest contract charges           2.15%             --            21.90%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.25%           0.26%           13.86%
    Highest contract charges           2.25%           0.45%           11.33%
    Remaining contract charges           --              --               --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges         0.25%           1.38%           13.76%
    Highest contract charges           2.50%           1.73%           10.96%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.25%           1.44%           25.33%
    Highest contract charges           2.49%           2.33%           22.24%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.25%           1.29%          (37.43)%
    Highest contract charges           2.36%           1.16%          (38.73)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.25%           1.06%            8.07%
    Highest contract charges           2.34%           1.00%            5.83%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.25%           1.18%           12.17%
    Highest contract charges           2.35%           1.10%            9.84%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges             17,171     $1.509678           $25,923
    Highest contract charges                5,056     15.770873            79,743
    Remaining contract charges         61,027,282            --        82,116,893
 2009  Lowest contract charges             84,710      1.215481           102,964
    Highest contract charges                  613     13.579916             8,328
    Remaining contract charges         57,054,880            --        65,278,260
 2008  Lowest contract charges            104,180      0.912708            95,086
    Highest contract charges              186,415      0.814928           151,915
    Remaining contract charges         66,197,693            --        57,462,220
 2007  Lowest contract charges            116,461      1.580478           184,064
    Highest contract charges               72,856      1.436132           104,631
    Remaining contract charges         79,558,709            --       120,403,710
 2006  Lowest contract charges            120,819      1.364233           164,826
    Highest contract charges               22,655      1.261558            28,582
    Remaining contract charges         91,958,776            --       120,998,939
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges             25,264      1.787043            45,148
    Highest contract charges                4,512     15.201521            68,596
    Remaining contract charges         68,416,156            --       111,242,533
 2009  Lowest contract charges             24,657      1.523862            37,573
    Highest contract charges                  355     13.290003             4,722
    Remaining contract charges         84,663,987            --       117,201,338
 2008  Lowest contract charges             24,606      1.178700            29,004
    Highest contract charges                5,247      1.014723             5,325
    Remaining contract charges         97,709,349            --       105,510,577
 2007  Lowest contract charges             18,460      2.174735            40,146
    Highest contract charges                4,188      1.915846             8,024
    Remaining contract charges        118,734,090            --       240,352,556
 2006  Lowest contract charges              1,595      1.681584             2,682
    Highest contract charges               36,692      1.532006            56,211
    Remaining contract charges        118,449,735            --       187,743,375
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges            105,379      2.054464           216,498
    Highest contract charges                  251     17.155398             4,304
    Remaining contract charges         87,845,667            --       157,570,028
 2009  Lowest contract charges            105,381      1.773247           186,866
    Highest contract charges                  602     15.230562             9,175
    Remaining contract charges         99,524,178            --       151,963,639
 2008  Lowest contract charges             43,283      1.181504            51,140
    Highest contract charges               30,770      0.915802            28,179
    Remaining contract charges         99,760,672            --       101,941,174
 2007  Lowest contract charges             12,176      1.584173            19,289
    Highest contract charges               33,454      1.256502            42,035
    Remaining contract charges        129,354,299            --       179,321,598
 2006  Lowest contract charges             34,702      1.545072            53,617
    Highest contract charges                8,387      1.253995            10,520
    Remaining contract charges        146,096,089            --       200,128,910

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges           0.18%           0.03%           19.07%
    Highest contract charges             2.50%           0.03%           16.13%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           0.80%           0.46%           33.17%
    Highest contract charges             0.38%           0.13%           30.59%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           0.80%           0.25%          (42.25)%
    Highest contract charges             2.30%             --           (43.26)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.80%           0.02%           15.85%
    Highest contract charges             2.27%             --            13.84%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.80%           0.05%            3.78%
    Highest contract charges             2.30%             --             1.98%
    Remaining contract charges             --              --               --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges           0.25%           0.02%           17.27%
    Highest contract charges             2.50%           0.02%           14.38%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           0.25%           0.59%           29.28%
    Highest contract charges             0.01%             --            26.10%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           0.25%           0.45%          (45.80)%
    Highest contract charges             2.30%           0.13%          (47.04)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.25%           0.17%           29.33%
    Highest contract charges             2.07%             --            26.39%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.25%           1.38%           11.77%
    Highest contract charges             2.30%           0.81%            9.51%
    Remaining contract charges             --              --               --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges           0.25%           0.68%           15.86%
    Highest contract charges             0.18%             --            12.95%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           0.25%          13.55%           50.08%
    Highest contract charges             0.45%           7.97%           46.68%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           0.25%          22.21%          (25.42)%
    Highest contract charges             2.30%           9.86%          (27.12)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.25%           3.76%            2.53%
    Highest contract charges             2.06%          41.64%            0.20%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.25%          14.91%           10.89%
    Highest contract charges             2.30%          14.54%            8.37%
    Remaining contract charges             --              --               --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges         279,542     $6.283196        $1,756,417
    Highest contract charges             4,065     13.932959            56,641
    Remaining contract charges      72,257,797            --       203,131,572
 2009  Lowest contract charges         273,302      5.484554         1,498,940
    Highest contract charges             1,385     12.481611            17,292
    Remaining contract charges      87,412,538            --       214,145,171
 2008  Lowest contract charges         289,611      4.354249         1,261,037
    Highest contract charges            12,590      0.595405             7,496
    Remaining contract charges      99,589,478            --       198,477,515
 2007  Lowest contract charges         364,256      6.934106         2,525,791
    Highest contract charges            11,670      0.971269            11,334
    Remaining contract charges     124,470,188            --       403,954,310
 2006  Lowest contract charges         409,894      6.601110         2,705,754
    Highest contract charges            32,645      1.125560            36,747
    Remaining contract charges     150,280,988            --       481,757,648
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges         620,851      3.450860         2,142,470
    Highest contract charges               572     15.448155             8,843
    Remaining contract charges     223,266,733            --       424,930,723
 2009  Lowest contract charges         620,092      3.018745         1,871,898
    Highest contract charges             1,024     13.883810            14,210
    Remaining contract charges     173,354,476            --       299,709,111
 2008  Lowest contract charges         632,571      2.265327         1,432,979
    Highest contract charges             8,680      0.976544             8,476
    Remaining contract charges     202,219,048            --       265,094,621
 2007  Lowest contract charges         731,463      3.928282         2,873,394
    Highest contract charges            19,607      1.734709            34,013
    Remaining contract charges     239,807,955            --       564,447,391
 2006  Lowest contract charges         724,127      3.087435         2,235,696
    Highest contract charges               448      1.396518               476
    Remaining contract charges     266,269,150            --       501,482,497
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges             276     10.571584             2,920
    Highest contract charges             1,869     10.398463            19,435
    Remaining contract charges       3,281,999            --        34,207,992
 2009  Lowest contract charges             313      8.468816             2,650
    Highest contract charges             1,859      8.476532            15,760
    Remaining contract charges       3,577,463            --        30,089,628
 2008  Lowest contract charges          26,198      5.756309           150,806
    Highest contract charges             1,859      5.880111            10,932
    Remaining contract charges         660,031            --         3,820,861

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges        0.15%            1.77%            14.56%
    Highest contract charges          2.50%            3.25%            11.63%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.15%            2.07%            25.96%
    Highest contract charges          2.49%            6.39%            22.71%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.15%            2.05%           (37.21)%
    Highest contract charges          2.30%            2.00%           (38.70)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.15%            1.57%             5.05%
    Highest contract charges          2.06%            8.05%             2.55%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.15%            1.73%            15.28%
    Highest contract charges          2.30%            1.76%            12.83%
    Remaining contract charges          --               --                --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges        0.15%            1.26%            14.31%
    Highest contract charges          0.18%            0.77%            11.33%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.15%            2.08%            33.26%
    Highest contract charges          2.49%            3.45%            29.84%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.15%            2.04%           (42.33)%
    Highest contract charges          2.31%            0.94%           (43.71)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.15%            1.15%            27.23%
    Highest contract charges          2.27%            1.28%            24.22%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.15%            2.79%            24.27%
    Highest contract charges          2.46%           18.24%            21.33%
    Remaining contract charges          --               --                --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges        0.80%            0.67%            24.83%
    Highest contract charges          2.30%            0.49%            22.67%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.81%            0.95%            46.69%
    Highest contract charges          2.30%            0.17%            44.16%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.95%            1.28%           (43.86)%
    Highest contract charges          1.67%            4.24%           (44.37)%
    Remaining contract charges          --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges          68,730     $5.357417          $368,213
    Highest contract charges             5,576     16.130946            89,945
    Remaining contract charges      46,156,078            --       205,977,034
 2009  Lowest contract charges          73,436      4.350726           319,498
    Highest contract charges            20,299      1.395456            28,327
    Remaining contract charges      54,924,250            --       200,162,325
 2008  Lowest contract charges          89,725      3.330578           298,836
    Highest contract charges            43,016      1.091557            46,955
    Remaining contract charges      67,408,711            --       189,305,056
 2007  Lowest contract charges          90,530      5.162447           467,357
    Highest contract charges            79,440      1.728933           137,347
    Remaining contract charges      90,584,374            --       394,812,668
 2006  Lowest contract charges          91,088      4.488637           408,861
    Highest contract charges            86,148      1.535950           132,319
    Remaining contract charges     116,133,705            --       441,959,147
HARTFORD MIDCAP VALUE HLS FUND+
 2010  Lowest contract charges          58,749      2.013173           118,272
    Highest contract charges               441     18.703612             8,246
    Remaining contract charges      92,859,443            --       165,066,187
 2009  Lowest contract charges          29,954      1.618860            48,491
    Highest contract charges             1,852     15.436721            28,592
    Remaining contract charges     102,986,216            --       148,794,161
 2008  Lowest contract charges          50,261      1.125564            56,572
    Highest contract charges           130,390      0.952200           124,157
    Remaining contract charges     127,597,390            --       130,053,842
 2007  Lowest contract charges          93,440      1.887281           176,348
    Highest contract charges            18,780      1.633867            30,684
    Remaining contract charges     164,331,998            --       284,745,544
 2006  Lowest contract charges         116,250      1.852567           215,362
    Highest contract charges               407      1.641155               662
    Remaining contract charges     191,441,050            --       330,002,883
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges         183,519      4.008393           735,617
    Highest contract charges             4,344      9.496584            41,250
    Remaining contract charges     166,677,209            --       253,432,908
 2009  Lowest contract charges         186,776      4.014294           749,774
    Highest contract charges               773      9.737008             7,527
    Remaining contract charges     232,316,959            --       354,476,690
 2008  Lowest contract charges         250,158      4.017838         1,005,093
    Highest contract charges            11,404      1.004130            11,451
    Remaining contract charges     394,610,130            --       618,002,872
 2007  Lowest contract charges         206,348      3.939684           812,945
    Highest contract charges            26,675      1.008576            26,904
    Remaining contract charges     247,591,010            --       395,086,638
 2006  Lowest contract charges         180,900      3.759674           680,125
    Highest contract charges            17,078      0.985873            16,837
    Remaining contract charges     189,769,798            --       304,833,118

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges        0.25%            0.25%            23.14%
    Highest contract charges          1.82%            0.06%            20.29%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.25%            0.55%            30.63%
    Highest contract charges          2.16%            0.29%            27.84%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.25%            0.55%           (35.49)%
    Highest contract charges          2.16%            0.22%           (36.87)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.25%            0.49%            15.01%
    Highest contract charges          2.14%            0.23%            12.56%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.25%            0.94%            11.46%
    Highest contract charges          2.15%            0.82%             9.09%
    Remaining contract charges          --               --                --
HARTFORD MIDCAP VALUE HLS FUND+
 2010  Lowest contract charges        0.25%            0.61%            24.36%
    Highest contract charges          0.17%            0.16%            21.23%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.25%            0.78%            43.83%
    Highest contract charges          2.49%            0.84%            40.28%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.25%            0.64%           (40.36)%
    Highest contract charges          2.30%            0.90%           (41.72)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.25%            0.53%             1.87%
    Highest contract charges          2.26%            0.44%            (0.44)%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.25%            0.84%            17.59%
    Highest contract charges          2.39%            8.78%            14.91%
    Remaining contract charges          --               --                --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges        0.15%              --              0.15%
    Highest contract charges          2.50%              --              2.47%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.15%            0.07%            (0.09)%
    Highest contract charges            --               --             (2.42)%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.15%            2.04%             1.98%
    Highest contract charges          2.32%            2.09%            (0.44)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.15%            4.80%             4.79%
    Highest contract charges          2.28%            4.56%             2.30%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.15%            4.59%             4.55%
    Highest contract charges          2.18%            4.88%             2.07%
    Remaining contract charges          --               --                --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges                  105,703       $3.079503          $325,514
    Highest contract charges                        577       15.867552             9,160
    Remaining contract charges               67,030,850              --       134,994,390
 2009  Lowest contract charges                  105,072        2.487056           261,320
    Highest contract charges                      1,674       13.151205            22,020
    Remaining contract charges               80,221,091              --       131,675,274
 2008  Lowest contract charges                   94,568        1.928458           182,371
    Highest contract charges                      7,397        1.110817             8,217
    Remaining contract charges               97,210,782              --       124,179,199
 2007  Lowest contract charges                   43,918        3.254917           142,949
    Highest contract charges                      8,025        1.914778            15,367
    Remaining contract charges              124,458,132              --       273,355,544
 2006  Lowest contract charges                   50,965        2.856648           145,590
    Highest contract charges                      8,528        1.716144            14,632
    Remaining contract charges              146,161,526              --       287,541,255
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges                   28,815        1.680612            48,427
    Highest contract charges                      3,846       18.622386            71,621
    Remaining contract charges               72,599,794              --       111,854,564
 2009  Lowest contract charges                   28,657        1.233781            35,356
    Highest contract charges                        593       14.017675             8,313
    Remaining contract charges               89,795,654              --       100,807,752
 2008  Lowest contract charges                   21,805        0.913559            19,920
    Highest contract charges                     10,152        0.789879             8,019
    Remaining contract charges               96,630,930              --        80,794,256
 2007  Lowest contract charges                   21,641        1.463530            31,672
    Highest contract charges                      8,929        1.294836            11,561
    Remaining contract charges              114,642,022              --       155,631,831
 2006  Lowest contract charges                   21,586        1.494711            32,265
    Highest contract charges                     50,258        1.361718            68,438
    Remaining contract charges              130,096,030              --       182,903,387
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges                  241,319       17.812973         4,298,617
    Highest contract charges                      4,977       15.883309            79,051
    Remaining contract charges              255,486,428              --       726,614,652
 2009  Lowest contract charges                  257,695       15.539793         4,004,535
    Highest contract charges                        731       14.221064            10,389
    Remaining contract charges              304,775,377              --       763,848,741
 2008  Lowest contract charges                  278,615       10.995860         3,063,612
    Highest contract charges                     17,117        0.620564            10,622
    Remaining contract charges              359,048,612              --       653,393,194
 2007  Lowest contract charges                  336,093       19.363989         6,508,098
    Highest contract charges                     18,567        1.117216            20,744
    Remaining contract charges              432,397,851              --     1,441,401,443
 2006  Lowest contract charges                  360,176       18.312083         6,595,568
    Highest contract charges                     19,725        1.080023            21,305
    Remaining contract charges              509,651,702              --     1,668,131,111

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges                0.25%               --              23.82%
    Highest contract charges                  0.18%               --              20.72%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.25%             0.01%             28.97%
    Highest contract charges                  2.49%               --              25.83%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.25%             0.24%            (40.75)%
    Highest contract charges                  2.36%             0.10%            (41.99)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.25%             0.19%             13.94%
    Highest contract charges                  2.34%             0.23%             11.57%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.25%             0.14%             14.14%
    Highest contract charges                  2.35%             0.18%             11.77%
    Remaining contract charges                  --                --                 --
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges                0.25%               --              36.22%
    Highest contract charges                  2.50%               --              32.85%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.25%             0.09%             35.05%
    Highest contract charges                  0.01%               --              31.72%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.25%             0.45%            (37.58)%
    Highest contract charges                  2.30%             0.30%            (39.00)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.25%             0.29%             (2.09)%
    Highest contract charges                  2.07%             0.14%             (4.32)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.25%             0.37%              6.59%
    Highest contract charges                  2.30%             0.38%              4.43%
    Remaining contract charges                  --                --                 --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges                0.15%             1.19%             14.63%
    Highest contract charges                  2.50%             2.09%             11.69%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.15%             1.62%             41.32%
    Highest contract charges                    --                --              37.70%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.15%             1.94%            (43.22)%
    Highest contract charges                  2.36%             2.04%            (44.45)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.15%             1.01%              5.74%
    Highest contract charges                  2.35%             1.01%              3.44%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.15%             1.24%             14.48%
    Highest contract charges                  2.35%             1.33%             11.99%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2010  Lowest contract charges                   49,327      $10.636278          $524,658
    Highest contract charges                        527       10.168674             5,361
    Remaining contract charges              227,193,396              --       266,078,900
 2009  Lowest contract charges                   48,960       10.263004           502,476
    Highest contract charges                      8,605       10.080796            86,748
    Remaining contract charges              264,835,056              --       302,874,311
 2008  Lowest contract charges                   70,396        9.942375           699,905
    Highest contract charges                     24,114        1.045676            25,216
    Remaining contract charges              319,425,109              --       358,648,096
 2007  Lowest contract charges                    8,492        1.225453            10,406
    Highest contract charges                     17,954        1.079606            19,383
    Remaining contract charges              215,719,231              --       244,671,064
 2006  Lowest contract charges                   33,398        1.176989            39,309
    Highest contract charges                     51,455        1.072210            55,172
    Remaining contract charges              217,935,512              --       240,657,513
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges                  153,307        1.464480           224,515
    Highest contract charges                     10,504       13.909147           146,106
    Remaining contract charges              122,615,036              --       158,617,211
 2009  Lowest contract charges                  129,129        1.280333           165,328
    Highest contract charges                        650       12.467757             8,110
    Remaining contract charges               53,005,049              --        60,591,813
 2008  Lowest contract charges                  125,528        1.032021           129,548
    Highest contract charges                     51,011        0.873075            44,536
    Remaining contract charges               63,719,297              --        59,504,584
 2007  Lowest contract charges                   10,595        1.568402            16,618
    Highest contract charges                     50,242        1.357794            68,219
    Remaining contract charges               88,579,722              --       127,733,152
 2006  Lowest contract charges                   21,744        1.442787            31,372
    Highest contract charges                        217        1.278119               280
    Remaining contract charges               99,560,127              --       133,771,660
HUNTINGTON VA INCOME EQUITY FUND
 2010  Lowest contract charges                  767,005        1.129447           866,291
    Highest contract charges                      2,266       11.348153            25,715
    Remaining contract charges                7,500,052              --         8,562,457
 2009  Lowest contract charges                  948,618        1.022001           969,489
    Highest contract charges                        394       10.376957             4,088
    Remaining contract charges                9,957,203              --        10,300,763
 2008  Lowest contract charges                1,079,157        0.850074           917,363
    Highest contract charges                     11,407        0.878562            10,022
    Remaining contract charges               12,311,978              --        10,584,165
 2007  Lowest contract charges                1,339,372        1.383280         1,852,727
    Highest contract charges                      1,004       14.343583            14,394
    Remaining contract charges               16,024,801              --        22,583,119
 2006  Lowest contract charges                1,357,842        1.386243         1,882,300
    Highest contract charges                      1,002       14.526096            14,588
    Remaining contract charges               18,511,731              --        26,086,585

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2010  Lowest contract charges                0.15%             4.35%              3.64%
    Highest contract charges                  0.17%               --               0.93%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.15%             0.03%              3.23%
    Highest contract charges                  2.49%             0.05%              0.58%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.06%             7.14%             (0.85)%
    Highest contract charges                  2.30%             8.26%             (3.14)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.25%             6.16%              4.12%
    Highest contract charges                  2.06%               --               1.75%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.25%             1.92%              3.75%
    Highest contract charges                  2.30%             3.52%              1.65%
    Remaining contract charges                  --                --                 --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges                0.25%             1.29%             14.38%
    Highest contract charges                  2.50%             1.92%             11.56%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.25%             1.98%             24.06%
    Highest contract charges                  2.49%             3.14%             21.00%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.24%             6.01%            (34.20)%
    Highest contract charges                  2.30%             1.64%            (35.70)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.25%             1.25%              8.71%
    Highest contract charges                  2.23%             5.79%              6.23%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.26%             1.31%             21.52%
    Highest contract charges                  2.30%             0.02%             18.76%
    Remaining contract charges                  --                --                 --
HUNTINGTON VA INCOME EQUITY FUND
 2010  Lowest contract charges                1.15%             2.74%             10.51%
    Highest contract charges                  2.20%             2.56%              9.36%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              20.23%
    Highest contract charges                  0.14%               --              18.97%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.16%             5.73%            (38.55)%
    Highest contract charges                  2.11%             6.05%            (39.13)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             1.79%             (0.21)%
    Highest contract charges                  2.19%             1.80%             (1.26)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.95%             11.30%
    Highest contract charges                  2.20%             1.92%             10.14%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2010  Lowest contract charges                  841,776       $1.490689        $1,254,826
    Highest contract charges                      4,513       13.878935            62,637
    Remaining contract charges                6,865,317              --        10,682,584
 2009  Lowest contract charges                  940,156        1.309854         1,231,468
    Highest contract charges                      1,815       12.323949            22,362
    Remaining contract charges                9,451,791              --        13,114,718
 2008  Lowest contract charges                1,087,621        1.059100         1,151,899
    Highest contract charges                      1,475       10.069741            14,857
    Remaining contract charges               11,818,472              --        13,404,415
 2007  Lowest contract charges                1,381,922        1.489659         2,058,592
    Highest contract charges                      2,246       14.313076            32,142
    Remaining contract charges               15,236,926              --        24,513,578
 2006  Lowest contract charges                1,458,400        1.605338         2,341,225
    Highest contract charges                      2,295       15.587245            35,752
    Remaining contract charges               17,499,021              --        29,767,688
HUNTINGTON VA GROWTH FUND
 2010  Lowest contract charges                  984,757        0.789108           777,080
    Highest contract charges                      1,964       10.373694            20,376
    Remaining contract charges                6,026,438              --         5,095,073
 2009  Lowest contract charges                1,136,129        0.726565           825,471
    Highest contract charges                      1,072        9.652298            10,345
    Remaining contract charges                7,901,189              --         6,323,530
 2008  Lowest contract charges                1,131,416        0.633809           717,102
    Highest contract charges                        368        8.508838             3,135
    Remaining contract charges                9,283,332              --         6,421,695
 2007  Lowest contract charges                1,199,569        1.032542         1,238,605
    Highest contract charges                        368       14.008340             5,162
    Remaining contract charges               11,677,040              --        13,152,187
 2006  Lowest contract charges                1,326,826        0.910619         1,208,233
    Highest contract charges                        368       12.484412             4,600
    Remaining contract charges               13,960,102              --        13,493,654
HUNTINGTON VA MID CORP AMERICA FUND
 2010  Lowest contract charges                  441,886        1.749259           772,974
    Highest contract charges                      4,373       17.051615            74,570
    Remaining contract charges                3,504,959              --         6,509,933
 2009  Lowest contract charges                  487,764        1.440935           702,836
    Highest contract charges                      1,247       14.194290            17,704
    Remaining contract charges                4,789,031              --         7,418,777
 2008  Lowest contract charges                  525,098        1.085886           570,196
    Highest contract charges                        918       10.809544             9,926
    Remaining contract charges                6,176,596              --         7,328,315
 2007  Lowest contract charges                  808,981        1.795830         1,452,792
    Highest contract charges                      1,392       18.065743            25,145
    Remaining contract charges                7,560,872              --        14,970,819
 2006  Lowest contract charges                  903,142        1.670403         1,508,611
    Highest contract charges                      1,414       16.981289            23,996
    Remaining contract charges                8,883,372              --        16,040,145

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2010  Lowest contract charges                1.15%             4.28%             13.81%
    Highest contract charges                  2.20%             4.36%             12.62%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              23.68%
    Highest contract charges                  2.20%               --              22.39%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%            10.40%            (28.90)%
    Highest contract charges                  2.21%            10.48%            (29.65)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             3.38%             (7.21)%
    Highest contract charges                  2.20%             3.39%             (8.17)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             3.45%             15.25%
    Highest contract charges                  2.20%             3.60%             14.05%
    Remaining contract charges                  --                --                 --
HUNTINGTON VA GROWTH FUND
 2010  Lowest contract charges                1.15%             0.15%              8.61%
    Highest contract charges                  2.20%             0.10%              7.47%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              14.64%
    Highest contract charges                  2.20%               --              13.44%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%             1.09%            (38.62)%
    Highest contract charges                  2.21%             1.11%            (39.26)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             0.42%             13.39%
    Highest contract charges                  2.19%             0.43%             12.21%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             0.42%              6.52%
    Highest contract charges                  2.20%             0.42%              5.41%
    Remaining contract charges                  --                --                 --
HUNTINGTON VA MID CORP AMERICA FUND
 2010  Lowest contract charges                1.15%             0.66%             21.40%
    Highest contract charges                  2.20%             0.91%             20.13%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              32.70%
    Highest contract charges                  2.20%               --              31.31%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.16%             1.13%            (39.53)%
    Highest contract charges                  2.22%             1.16%            (40.17)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             0.57%              7.51%
    Highest contract charges                  2.19%             0.57%              6.39%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             0.40%              6.01%
    Highest contract charges                  2.20%             0.40%              4.90%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2010  Lowest contract charges                  211,635       $1.371476          $290,252
    Highest contract charges                      3,458       13.582587            46,965
    Remaining contract charges                1,568,495              --         2,359,605
 2009  Lowest contract charges                  276,451        1.196339           330,730
    Highest contract charges                        365       11.973126             4,366
    Remaining contract charges                2,101,745              --         2,700,254
 2008  Lowest contract charges                  286,556        0.898746           257,541
    Highest contract charges                        394        9.089691             3,585
    Remaining contract charges                2,357,204              --         2,276,167
 2007  Lowest contract charges                  412,625        1.920209           792,326
    Highest contract charges                        642       19.625896            12,602
    Remaining contract charges                2,762,713              --         5,738,870
 2006  Lowest contract charges                  476,882        1.726573           823,372
    Highest contract charges                        663       17.832991            11,818
    Remaining contract charges                3,025,285              --         5,525,735
HUNTINGTON VA ROTATING MARKETS FUND
 2010  Lowest contract charges                   96,559        1.312717           126,755
    Highest contract charges                      1,320       14.281300            18,858
    Remaining contract charges                1,391,312              --         1,885,180
 2009  Lowest contract charges                  115,843        1.237100           143,309
    Highest contract charges                        404       13.600659             5,493
    Remaining contract charges                1,931,934              --         2,639,259
 2008  Lowest contract charges                  148,226        0.938245           139,073
    Highest contract charges                        437       10.423867             4,554
    Remaining contract charges                2,330,990              --         2,399,627
 2007  Lowest contract charges                  224,733        1.638240           368,166
    Highest contract charges                        465       18.393238             8,555
    Remaining contract charges                2,930,881              --         5,272,533
 2006  Lowest contract charges                  201,875        1.518849           306,618
    Highest contract charges                        488       17.232689             8,403
    Remaining contract charges                3,272,842              --         5,217,689
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges                  245,981        1.501412           369,319
    Highest contract charges                      7,211        1.402347            10,113
    Remaining contract charges                1,188,716              --         1,737,029
 2009  Lowest contract charges                  231,123        1.391064           321,507
    Highest contract charges                      1,494        1.316594             1,967
    Remaining contract charges                1,383,268              --         1,883,507
 2008  Lowest contract charges                  321,954        1.054282           339,431
    Highest contract charges                     14,141        1.010149            14,284
    Remaining contract charges                1,353,135              --         1,402,558
 2007  Lowest contract charges                  318,259        1.794137           571,000
    Highest contract charges                     14,141        1.735479            24,541
    Remaining contract charges                1,329,661              --         2,356,331
 2006  Lowest contract charges                   86,174        1.595122           137,458
    Highest contract charges                     10,935        1.557680            17,031
    Remaining contract charges                  785,074              --         1,240,140

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2010  Lowest contract charges                1.15%             0.09%             14.64%
    Highest contract charges                  2.20%             0.15%             13.44%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              33.11%
    Highest contract charges                  2.20%               --              31.72%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.16%             0.79%            (53.20)%
    Highest contract charges                  2.22%             0.76%            (53.69)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             0.16%             11.22%
    Highest contract charges                  2.19%             0.17%             10.05%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             0.12%              9.02%
    Highest contract charges                  2.20%             0.12%              7.88%
    Remaining contract charges                  --                --                 --
HUNTINGTON VA ROTATING MARKETS FUND
 2010  Lowest contract charges                1.15%             1.14%              6.11%
    Highest contract charges                  2.20%             1.30%              5.00%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              31.85%
    Highest contract charges                  2.20%               --              30.48%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.16%             2.33%            (42.73)%
    Highest contract charges                  2.21%             2.59%            (43.33)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             0.83%              7.86%
    Highest contract charges                  2.19%             0.83%              6.74%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             0.65%             18.24%
    Highest contract charges                  2.20%             0.69%             17.01%
    Remaining contract charges                  --                --                 --
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges                1.15%             1.24%              7.93%
    Highest contract charges                  0.77%               --               6.81%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%             0.05%             31.94%
    Highest contract charges                  2.15%             0.07%             30.63%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%             2.65%            (41.24)%
    Highest contract charges                  2.11%             2.74%            (41.79)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.14%             0.02%             12.48%
    Highest contract charges                  2.09%             0.02%             11.41%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.12%             24.32%
    Highest contract charges                  2.10%             1.03%             23.15%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2010  Lowest contract charges            125,912     $0.991134          $124,796
    Highest contract charges                2,722      0.925708             2,519
    Remaining contract charges            830,025            --           798,509
 2009  Lowest contract charges            148,533      0.878576           130,497
    Highest contract charges                5,764      0.831507             4,792
    Remaining contract charges          1,344,247            --         1,148,323
 2008  Lowest contract charges            166,147      0.729270           121,166
    Highest contract charges              138,555      0.698715            96,811
    Remaining contract charges          1,419,625            --         1,014,040
 2007  Lowest contract charges            293,858      1.116207           328,006
    Highest contract charges              138,555      1.079664           149,593
    Remaining contract charges          2,068,358            --         2,273,475
 2006  Lowest contract charges            383,722      1.161549           445,712
    Highest contract charges               24,272      1.135683            27,566
    Remaining contract charges          2,510,211            --         2,884,852
HUNTINGTON VA MORTGAGE SECURITIES
 FUND
 2010  Lowest contract charges            125,984      1.226229           154,485
    Highest contract charges                1,888      1.145312             2,162
    Remaining contract charges            697,559            --           827,762
 2009  Lowest contract charges             34,767      1.182617            41,117
    Highest contract charges              142,240      1.122372           159,647
    Remaining contract charges            707,369            --           817,033
 2008  Lowest contract charges             29,659      1.134343            33,644
    Highest contract charges              142,240      1.086835           154,592
    Remaining contract charges            904,447            --         1,009,474
 2007  Lowest contract charges             22,115      1.123329            24,843
    Highest contract charges              142,240      1.086553           154,552
    Remaining contract charges            844,460            --           937,750
 2006  Lowest contract charges              9,161      1.093359            10,016
    Highest contract charges              141,554      1.071695           151,703
    Remaining contract charges            835,276            --           906,793
HUNTINGTON VA SITUS FUND
 2010  Lowest contract charges            308,663      1.460334           450,751
    Highest contract charges               35,523      1.363957            48,452
    Remaining contract charges          1,431,770            --         2,021,591
 2009  Lowest contract charges            280,919      1.139746           320,177
    Highest contract charges                2,512      1.075758             2,703
    Remaining contract charges          1,859,677            --         2,058,381
 2008  Lowest contract charges            236,475      0.867163           205,063
    Highest contract charges                2,514      0.827111             2,079
    Remaining contract charges          1,981,880            --         1,677,294
 2007  Lowest contract charges            250,056      1.492538           373,218
    Highest contract charges                2,514      1.438651             3,617
    Remaining contract charges          2,088,909            --         3,061,214
 2006  Lowest contract charges            276,672      1.355598           375,056
    Highest contract charges                2,512      1.320436             3,319
    Remaining contract charges          2,160,921            --         2,893,084

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2010  Lowest contract charges           1.15%           0.84%           12.81%
    Highest contract charges             0.31%             --            11.63%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%             --            20.47%
    Highest contract charges             0.09%             --            19.27%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.16%           1.29%          (34.67)%
    Highest contract charges             2.11%           1.88%          (35.28)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           0.43%           (3.90)%
    Highest contract charges             2.04%           0.02%           (4.81)%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           0.16%            6.04%
    Highest contract charges             2.05%           0.16%            5.09%
    Remaining contract charges             --              --               --
HUNTINGTON VA MORTGAGE SECURITIES
 FUND
 2010  Lowest contract charges           1.15%           2.85%            3.69%
    Highest contract charges             0.77%             --             2.60%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%             --             4.26%
    Highest contract charges             2.10%             --             3.27%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.16%           8.00%            0.98%
    Highest contract charges             2.10%           8.16%            0.03%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.14%           2.39%            2.74%
    Highest contract charges             2.04%             --             1.77%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           1.29%            4.68%
    Highest contract charges             1.96%             --             3.85%
    Remaining contract charges             --              --               --
HUNTINGTON VA SITUS FUND
 2010  Lowest contract charges           1.15%           0.42%           28.13%
    Highest contract charges             2.20%           0.58%           26.79%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%             --            31.43%
    Highest contract charges             2.20%             --            30.06%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.15%           0.23%          (41.90)%
    Highest contract charges             2.21%           0.23%          (42.51)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           0.30%           10.10%
    Highest contract charges             2.19%           0.32%            8.95%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           0.07%            3.64%
    Highest contract charges             2.20%           0.06%            2.56%
    Remaining contract charges             --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES VI
 FUND+
 2010  Lowest contract charges                   11,313       $1.241823           $14,048
    Highest contract charges                     64,952        1.507935            97,943
    Remaining contract charges                       --              --                 1
 2009  Lowest contract charges                   16,568        1.130493            18,730
    Highest contract charges                     68,125        1.380316            94,034
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   16,593        0.843869            14,002
    Highest contract charges                     28,160        1.036040            29,175
    Remaining contract charges                   12,347              --            10,255
 2007  Lowest contract charges                   45,874        1.580315            72,496
    Highest contract charges                     35,142        1.950928            68,560
    Remaining contract charges                   18,334              --            28,574
 2006  Lowest contract charges                   66,557        1.169006            77,806
    Highest contract charges                     35,363        1.451107            51,315
    Remaining contract charges                   47,005              --            53,958
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2010  Lowest contract charges                   40,940        0.907311            37,146
    Highest contract charges                     77,853        1.056789            82,274
    Remaining contract charges                    7,171              --             6,272
 2009  Lowest contract charges                   46,783        0.791532            37,031
    Highest contract charges                     79,974        0.927014            74,137
    Remaining contract charges                   25,097              --            19,218
 2008  Lowest contract charges                   48,708        0.635208            30,940
    Highest contract charges                     47,993        0.748027            35,900
    Remaining contract charges                   34,135              --            21,127
 2007  Lowest contract charges                   48,615        1.084639            52,730
    Highest contract charges                     13,044        1.284329            16,753
    Remaining contract charges                   51,517              --            54,553
 2006  Lowest contract charges                   75,713        1.013309            76,721
    Highest contract charges                      6,312        1.206478             7,616
    Remaining contract charges                   77,060              --            76,434
UIF U.S. REAL ESTATE PORTFOLIO+
 2010  Lowest contract charges                   58,848       10.260478           603,812
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   42,694        8.021187           342,460
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   43,406        6.320884           274,365
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   49,349       10.332046           509,875
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   63,473       12.646499           802,715
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES VI
 FUND+
 2010  Lowest contract charges                1.25%             3.09%              9.85%
    Highest contract charges                  1.80%             3.15%              9.25%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%             0.16%             31.06%
    Highest contract charges                  1.80%             0.15%             30.34%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.26%             0.35%            (46.60)%
    Highest contract charges                  1.80%             0.21%            (46.90)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%             0.91%             35.19%
    Highest contract charges                  1.79%             1.15%             34.44%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.25%             0.98%             20.50%
    Highest contract charges                  1.80%             1.11%             19.84%
    Remaining contract charges                  --                --                 --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2010  Lowest contract charges                1.25%             1.10%             14.05%
    Highest contract charges                  1.80%             1.14%             13.43%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%             0.01%             24.61%
    Highest contract charges                  1.80%             0.01%             23.93%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.25%             0.46%            (41.44)%
    Highest contract charges                  1.79%             0.53%            (41.76)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%             0.28%              7.04%
    Highest contract charges                  1.78%             0.56%              6.45%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.25%             0.29%              5.88%
    Highest contract charges                  1.80%             0.29%              5.30%
    Remaining contract charges                  --                --                 --
UIF U.S. REAL ESTATE PORTFOLIO+
 2010  Lowest contract charges                1.25%             1.97%             27.92%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%             2.76%             26.90%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.25%             2.80%            (38.82)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%             0.87%            (18.30)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.89%             0.26%             26.83%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND+
 2010  Lowest contract charges                   35,370      $11.439720          $404,618
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   41,685       10.339649           431,004
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   44,720        8.547496           382,243
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   46,852       11.193797           524,454
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   18,630       10.966011           204,299
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges                   70,208       12.835637           901,163
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   52,800        9.826160           518,824
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   38,379        6.322562           242,654
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   37,983       12.037715           457,234
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   33,953        9.941094           337,533
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND+
 2010  Lowest contract charges                1.25%             2.05%             10.64%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%             2.91%             20.97%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.25%             2.27%            (23.64)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.24%             1.80%              2.08%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.90%             0.11%              9.59%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges                1.25%               --              30.63%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%               --              55.41%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.25%             0.67%            (47.48)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%               --              21.09%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.90%               --              (0.21)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                           UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2010  Lowest contract charges           757,194      $1.154570          $874,234
    Highest contract charges              16,835       1.094031            18,418
    Remaining contract charges         1,634,624             --         1,840,972
 2009  Lowest contract charges           920,811       1.056330           972,680
    Highest contract charges              16,841       1.008982            16,992
    Remaining contract charges         1,903,476             --         1,955,293
 2008  Lowest contract charges         1,032,262       0.850690           878,135
    Highest contract charges              16,855       0.819082            13,806
    Remaining contract charges         2,431,009             --         2,021,051
 2007  Lowest contract charges         1,089,955       1.213306         1,322,449
    Highest contract charges              70,507       1.177618            83,030
    Remaining contract charges         2,449,958             --         2,919,178
 2006  Lowest contract charges         1,204,542       1.148226         1,383,086
    Highest contract charges              72,734       1.123383            81,707
    Remaining contract charges         2,502,440             --         2,835,498
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2010  Lowest contract charges         2,742,008       2.030891         5,568,719
    Highest contract charges                 615      16.309610            10,037
    Remaining contract charges         6,054,427             --        11,358,664
 2009  Lowest contract charges         3,805,640       1.808164         6,881,220
    Highest contract charges              33,352       1.388748            46,317
    Remaining contract charges         7,569,137             --        12,674,742
 2008  Lowest contract charges         5,930,720       1.327250         7,871,548
    Highest contract charges              36,905       1.029623            37,999
    Remaining contract charges         8,628,818             --        10,674,861
 2007  Lowest contract charges         8,454,591       2.608992        22,057,961
    Highest contract charges              37,207       2.044336            76,063
    Remaining contract charges         9,921,071             --        24,397,575
 2006  Lowest contract charges        10,395,109       2.207440        22,946,580
    Highest contract charges             131,999       2.105532           277,926
    Remaining contract charges        11,083,190             --        23,157,204

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2010  Lowest contract charges         1.15%           0.70%            9.29%
    Highest contract charges           1.95%           0.73%            8.42%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.15%             --            24.17%
    Highest contract charges           1.95%             --            23.18%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.15%           1.38%          (29.89)%
    Highest contract charges           1.97%           0.40%          (30.45)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.15%           2.03%            5.67%
    Highest contract charges           1.94%           2.05%            4.83%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.15%           2.56%            9.12%
    Highest contract charges           1.95%           2.52%            8.25%
    Remaining contract charges           --              --               --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2010  Lowest contract charges         1.25%           0.66%           12.32%
    Highest contract charges           1.39%           0.69%           11.03%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%           1.75%           36.23%
    Highest contract charges           2.25%           1.95%           34.88%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.26%           1.23%          (49.13)%
    Highest contract charges           2.26%           1.28%          (49.64)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           0.11%           18.19%
    Highest contract charges           2.15%             --            17.02%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%           0.28%           21.69%
    Highest contract charges           2.15%           0.28%           20.60%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                           UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2010  Lowest contract charges         1,516,276      $1.887510        $2,861,986
    Highest contract charges                 314      15.875021             4,990
    Remaining contract charges         4,791,871             --         8,666,300
 2009  Lowest contract charges         2,156,262       1.707138         3,681,037
    Highest contract charges              62,828       1.578108            99,149
    Remaining contract charges         6,065,161             --         9,942,043
 2008  Lowest contract charges         2,937,566       1.199137         3,522,545
    Highest contract charges              66,951       1.119636            74,960
    Remaining contract charges         7,194,346             --         8,329,418
 2007  Lowest contract charges         4,417,813       1.614186         7,131,171
    Highest contract charges              69,959       1.522332           106,501
    Remaining contract charges         8,851,487             --        13,872,330
 2006  Lowest contract charges         5,387,278       1.604881         8,645,939
    Highest contract charges             125,395       1.533438           192,288
    Remaining contract charges         9,676,903             --        15,153,154
COLUMBIA MARSICO FOCUSED
 EQUITIES FUND VS
 2010  Lowest contract charges        10,787,975       1.774331        19,141,436
    Highest contract charges              37,192       1.134097            42,179
    Remaining contract charges         6,927,134             --        11,392,959
 2009  Lowest contract charges        13,527,217       1.513350        20,471,414
    Highest contract charges              37,192       0.977000            36,336
    Remaining contract charges         8,317,888             --        11,711,727
 2008  Lowest contract charges        18,630,149       1.190899        22,186,626
    Highest contract charges              41,591       0.776557            32,298
    Remaining contract charges         9,779,804             --        10,944,348
 2007  Lowest contract charges        24,819,121       2.054405        50,988,526
    Highest contract charges              41,591       1.353123            56,278
    Remaining contract charges        11,603,877             --        22,611,865
 2006  Lowest contract charges        33,275,996       1.831624        60,949,113
    Highest contract charges              44,151       1.746964            77,130
    Remaining contract charges        13,665,874             --        23,872,312
COLUMBIA ASSET ALLOCATION FUND
 VS
 2010  Lowest contract charges         1,743,315       1.221589         2,129,615
    Highest contract charges              18,631       1.123909            20,939
    Remaining contract charges         1,586,019             --         1,856,452
 2009  Lowest contract charges         2,156,281       1.090513         2,351,452
    Highest contract charges               2,680       1.012378             2,713
    Remaining contract charges         1,819,356             --         1,908,563
 2008  Lowest contract charges         2,711,059       0.890486         2,414,160
    Highest contract charges              33,188       0.834169            27,684
    Remaining contract charges         2,302,071             --         1,986,107
 2007  Lowest contract charges         4,497,187       1.258007         5,657,493
    Highest contract charges              33,190       1.189120            39,467
    Remaining contract charges         2,616,105             --         3,208,284
 2006  Lowest contract charges         4,640,164       1.166797         5,414,129
    Highest contract charges              31,888       1.112869            35,488
    Remaining contract charges         2,669,599             --         3,048,152

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2010  Lowest contract charges         1.25%           7.58%           10.57%
    Highest contract charges           1.39%           8.14%            9.30%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%          10.01%           42.36%
    Highest contract charges           2.25%          10.38%           40.95%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.25%          10.21%          (25.71)%
    Highest contract charges           2.25%          10.48%          (26.45)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           4.90%            0.58%
    Highest contract charges           2.21%             --            (0.42)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%           2.43%            9.87%
    Highest contract charges           2.15%           2.53%            8.88%
    Remaining contract charges           --              --               --
COLUMBIA MARSICO FOCUSED
 EQUITIES FUND VS
 2010  Lowest contract charges         1.25%           0.44%           17.25%
    Highest contract charges           2.25%           0.44%           16.08%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%           0.63%           27.08%
    Highest contract charges           2.25%           0.69%           25.81%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.26%           0.10%          (42.03)%
    Highest contract charges           2.26%           0.10%          (42.61)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           0.11%           12.16%
    Highest contract charges           1.97%             --            11.05%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%             --             6.93%
    Highest contract charges           2.15%             --             5.97%
    Remaining contract charges           --              --               --
COLUMBIA ASSET ALLOCATION FUND
 VS
 2010  Lowest contract charges         1.25%           2.63%           12.02%
    Highest contract charges           2.15%           3.07%           11.02%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%           4.00%           22.46%
    Highest contract charges           2.18%           1.64%           21.36%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.25%           3.53%          (29.22)%
    Highest contract charges           2.15%           3.31%          (29.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           2.78%            7.82%
    Highest contract charges           2.14%           2.79%            6.85%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           2.56%            5.19%
    Highest contract charges           1.46%           2.51%            4.56%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2010  Lowest contract charges       7,731,149     $1.776096       $13,731,261
    Highest contract charges               600     14.851559             8,915
    Remaining contract charges       5,916,076            --         9,234,010
 2009  Lowest contract charges       9,185,983      1.479611        13,591,682
    Highest contract charges           497,173      0.947371           471,007
    Remaining contract charges       7,124,455            --         9,611,077
 2008  Lowest contract charges      12,306,181      1.182832        14,556,145
    Highest contract charges           530,723      0.764961           405,982
    Remaining contract charges       8,149,343            --         8,877,265
 2007  Lowest contract charges      16,056,477      1.977966        31,759,165
    Highest contract charges           557,891      1.292074           720,836
    Remaining contract charges       9,489,617            --        17,448,032
 2006  Lowest contract charges      21,597,400      1.704873        36,820,823
    Highest contract charges           185,160      1.626119           301,114
    Remaining contract charges      10,983,676            --        17,490,446
COLUMBIA MARSICO 21ST CENTURY
 FUND VS
 2010  Lowest contract charges       2,559,302      1.161491         2,972,606
    Highest contract charges             3,301      1.545873             5,102
    Remaining contract charges       2,194,265            --         2,542,595
 2009  Lowest contract charges       3,209,323      1.001683         3,214,724
    Highest contract charges             3,301      1.346555             4,445
    Remaining contract charges       2,801,659            --         2,828,907
 2008  Lowest contract charges       4,264,923      0.798229         3,404,385
    Highest contract charges             3,691      1.083829             4,001
    Remaining contract charges       3,464,222            --         2,769,798
 2007  Lowest contract charges       5,825,464      1.432253         8,343,538
    Highest contract charges             3,691      1.964289             7,250
    Remaining contract charges       4,571,855            --         6,591,519
 2006  Lowest contract charges       6,581,372      1.215781         8,001,507
    Highest contract charges            42,286      1.159638            49,037
    Remaining contract charges       4,662,849            --         5,723,179

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2010  Lowest contract charges        1.25%            0.12%            20.04%
    Highest contract charges          1.39%            0.05%            18.67%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            0.74%            25.09%
    Highest contract charges          2.25%            0.78%            23.85%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%            0.32%           (40.20)%
    Highest contract charges          2.26%            0.32%           (40.80)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            0.08%            16.02%
    Highest contract charges          2.21%              --             14.87%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%              --              4.78%
    Highest contract charges          2.15%              --              3.84%
    Remaining contract charges          --               --                --
COLUMBIA MARSICO 21ST CENTURY
 FUND VS
 2010  Lowest contract charges        1.25%              --             15.95%
    Highest contract charges          2.25%              --             14.80%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            0.12%            25.49%
    Highest contract charges          2.25%            0.13%            24.24%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%              --            (44.27)%
    Highest contract charges          2.26%              --            (44.82)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            0.50%            17.81%
    Highest contract charges          1.96%              --             16.63%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%            0.18%            18.26%
    Highest contract charges          2.15%            0.18%            17.20%
    Remaining contract charges          --               --                --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH
 FUND VS
 2010  Lowest contract charges       2,152,451     $1.110415        $2,390,114
    Highest contract charges             1,583     18.334359            29,023
    Remaining contract charges      10,671,699            --        11,282,314
 2009  Lowest contract charges       2,534,944      0.864396         2,191,196
    Highest contract charges            63,482      0.794653            50,446
    Remaining contract charges      13,714,368            --        11,373,172
 2008  Lowest contract charges       3,442,644      0.608492         2,094,821
    Highest contract charges            70,492      0.565015            39,829
    Remaining contract charges      15,143,510            --         8,895,519
 2007  Lowest contract charges       4,785,937      1.105893         5,292,734
    Highest contract charges            68,579      1.037212            71,131
    Remaining contract charges      16,976,499            --        18,223,774
 2006  Lowest contract charges       6,184,624      0.934126         5,777,218
    Highest contract charges           484,819      0.894090           433,473
    Remaining contract charges      18,532,671            --        16,897,499
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2010  Lowest contract charges          79,672     10.509576           837,319
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges          74,507      9.197528           685,284
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                 1
 2008  Lowest contract charges          72,908      6.683021           487,248
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2007  Lowest contract charges          73,637     11.341169           835,135
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2006  Lowest contract charges          37,907     10.825433           410,361
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest contract charges          42,163      8.820300           371,887
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges          29,229      7.089139           207,211
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2008  Lowest contract charges          28,190      5.457445           153,846
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2007  Lowest contract charges          35,097      9.113363           319,847
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2006  Lowest contract charges          27,871     10.572820           294,675
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH
 FUND VS
 2010  Lowest contract charges        1.25%            0.06%            28.46%
    Highest contract charges          0.17%              --             27.06%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%              --             42.06%
    Highest contract charges          2.25%              --             40.64%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%              --            (44.98)%
    Highest contract charges          2.26%              --            (45.53)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            0.11%            18.39%
    Highest contract charges          2.03%              --             17.21%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%              --             16.23%
    Highest contract charges          2.15%              --             15.19%
    Remaining contract charges          --               --                --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2010  Lowest contract charges        1.25%            1.20%            14.27%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            1.81%            37.63%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.25%            1.26%           (41.07)%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.24%            0.90%             4.76%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.89%              --              7.84%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest contract charges        1.25%            0.28%            24.42%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            1.33%            29.90%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%            1.57%           (40.12)%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            0.51%           (13.80)%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.89%              --              5.84%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
 2010  Lowest contract charges         143,115    $12.851145        $1,839,193
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges         138,791     12.035212         1,670,385
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2008  Lowest contract charges          96,653     10.294340           994,980
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2007  Lowest contract charges          62,687     11.215001           703,039
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2006  Lowest contract charges           8,977     10.261335            92,112
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
PIONEER FUND VCT PORTFOLIO
 2010  Lowest contract charges         430,479      1.114727           479,867
    Highest contract charges               114      1.049341               119
    Remaining contract charges      21,055,294            --        22,987,608
 2009  Lowest contract charges         505,711      0.974389           492,759
    Highest contract charges             2,609     12.378607            32,292
    Remaining contract charges      29,277,121            --        28,053,815
 2008  Lowest contract charges         685,241      0.789105           540,727
    Highest contract charges             1,340      0.760108             1,018
    Remaining contract charges      39,609,977            --        30,863,672
 2007  Lowest contract charges         891,695      1.216169         1,084,452
    Highest contract charges             1,341      1.185067             1,589
    Remaining contract charges      61,345,782            --        73,956,430
 2006  Lowest contract charges         808,646      1.174047           949,388
    Highest contract charges               852      1.157257               984
    Remaining contract charges      38,612,047            --        45,085,478
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2010  Lowest contract charges          27,998     10.478749           293,387
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges          33,904      9.000113           305,140
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2008  Lowest contract charges          20,485      7.275384           149,037
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2007  Lowest contract charges          23,439     11.121410           260,680
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2006  Lowest contract charges          12,507     10.689866           133,702
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
PIMCO VIT REAL RETURN
 2010  Lowest contract charges        1.25%            1.42%             6.78%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            3.12%            16.91%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.25%            3.52%            (8.21)%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.24%            4.58%             9.29%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.89%            3.25%             2.10%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
PIONEER FUND VCT PORTFOLIO
 2010  Lowest contract charges        1.15%            1.11%            14.40%
    Highest contract charges          2.89%            1.11%            13.10%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.15%            1.54%            23.48%
    Highest contract charges          2.38%            2.01%            21.95%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.15%            1.48%           (35.12)%
    Highest contract charges          2.31%            1.54%           (35.86)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.15%            1.00%             3.59%
    Highest contract charges          2.29%            1.06%             2.40%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.15%            1.11%            15.02%
    Highest contract charges          2.34%            1.11%            13.71%
    Remaining contract charges          --               --                --
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2010  Lowest contract charges        1.25%            0.89%            16.43%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            1.37%            23.71%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%            0.83%           (34.58)%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.24%            0.66%             4.04%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.90%              --              6.83%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges         145,528     $1.528914          $222,501
    Highest contract charges            32,903      1.477902            48,627
    Remaining contract charges         106,566            --           158,734
 2009  Lowest contract charges         148,719      1.441969           214,449
    Highest contract charges            32,907      1.401550            46,120
    Remaining contract charges         150,839            --           212,202
 2008  Lowest contract charges         168,842      0.927612           156,620
    Highest contract charges            32,912      0.906580            29,837
    Remaining contract charges         227,233            --           206,872
 2007  Lowest contract charges         235,796      1.549956           365,473
    Highest contract charges            32,916      1.523171            50,136
    Remaining contract charges         230,427            --           351,772
 2006  Lowest contract charges         245,322      1.425231           349,640
    Highest contract charges            32,919      1.408321            46,359
    Remaining contract charges         441,000            --           621,226
JENNISON PORTFOLIO
 2010  Lowest contract charges         545,194      0.701417           382,409
    Highest contract charges            54,940      0.947846            52,074
    Remaining contract charges       1,052,985            --           732,119
 2009  Lowest contract charges         584,266      0.637286           372,344
    Highest contract charges            70,370      0.865928            60,935
    Remaining contract charges       1,070,020            --           677,483
 2008  Lowest contract charges         607,740      0.452576           275,049
    Highest contract charges            70,380      0.618329            43,518
    Remaining contract charges         862,322            --           389,771
 2007  Lowest contract charges         711,416      0.733898           522,107
    Highest contract charges            85,782      1.008222            86,487
    Remaining contract charges       1,032,223            --           825,733
 2006  Lowest contract charges         736,788      0.666147           490,809
    Highest contract charges            86,649      0.920193            79,734
    Remaining contract charges       1,147,097            --           829,429
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges          75,829      1.271226            96,396
    Highest contract charges           110,621      1.193215           131,994
    Remaining contract charges         395,925            --           488,259
 2009  Lowest contract charges          76,205      1.135240            86,511
    Highest contract charges           118,181      1.073058           126,815
    Remaining contract charges         353,408            --           391,965
 2008  Lowest contract charges          97,530      0.813013            79,293
    Highest contract charges           120,200      0.773874            93,020
    Remaining contract charges         421,053            --           335,508
 2007  Lowest contract charges         143,502      1.433148           205,659
    Highest contract charges           125,493      1.373749           172,396
    Remaining contract charges         430,329            --           606,809
 2006  Lowest contract charges         155,748      1.411305           219,808
    Highest contract charges           125,887      1.367992           172,215
    Remaining contract charges         501,983            --           697,354

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges        1.25%              --              6.03%
    Highest contract charges          1.80%              --              5.45%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%              --             55.45%
    Highest contract charges          1.80%              --             54.60%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.25%              --            (40.15)%
    Highest contract charges          1.81%              --            (40.48)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            0.12%             8.75%
    Highest contract charges          1.79%            0.12%             8.16%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%              --             12.20%
    Highest contract charges          1.80%              --             11.58%
    Remaining contract charges          --               --                --
JENNISON PORTFOLIO
 2010  Lowest contract charges        1.25%            0.02%            10.06%
    Highest contract charges          1.80%            0.02%             9.46%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            0.28%            40.81%
    Highest contract charges          1.80%            0.28%            40.04%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.25%            0.07%           (38.33)%
    Highest contract charges          1.81%            0.06%           (38.67)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%              --             10.17%
    Highest contract charges          1.80%              --              9.57%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%              --              0.11%
    Highest contract charges          1.80%              --             (0.44)%
    Remaining contract charges          --               --                --
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges        1.25%            0.33%            11.98%
    Highest contract charges          1.95%            0.33%            11.20%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            1.68%            39.63%
    Highest contract charges          1.95%            1.65%            38.66%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%            1.55%           (43.27)%
    Highest contract charges          1.96%            1.39%           (43.67)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            1.00%             1.55%
    Highest contract charges          1.93%            3.48%             0.84%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%            1.01%            17.94%
    Highest contract charges          1.80%            1.02%            17.30%
    Remaining contract charges          --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL
 GROWTH
 2010  Lowest contract charges              3,559     $1.053318            $3,749
    Highest contract charges                4,874      0.988689             4,819
    Remaining contract charges            130,141            --           133,057
 2009  Lowest contract charges              3,250      0.937144             3,046
    Highest contract charges                4,874      0.885824             4,317
    Remaining contract charges            136,656            --           123,773
 2008  Lowest contract charges             34,572      0.695495            24,044
    Highest contract charges                4,874      0.662031             3,227
    Remaining contract charges            226,594            --           152,752
 2007  Lowest contract charges             51,072      1.422348            72,641
    Highest contract charges              108,352      1.371148           148,566
    Remaining contract charges            127,848            --           178,525
 2006  Lowest contract charges             43,151      1.209005            52,170
    Highest contract charges               41,032      1.153893            47,344
    Remaining contract charges            244,243            --           288,275
ROYCE SMALL-CAP PORTFOLIO
 2010  Lowest contract charges            128,099     11.433593         1,464,636
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2009  Lowest contract charges            114,114      9.605984         1,096,175
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2008  Lowest contract charges            109,655      7.194285           788,886
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2007  Lowest contract charges             94,510     10.003939           945,471
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2006  Lowest contract charges             42,147     10.350967           436,268
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2010  Lowest contract charges              9,568     15.544199           148,729
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2009  Lowest contract charges              9,570     13.958545           133,582
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2008  Lowest contract charges              9,572     11.610712           111,140
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2007  Lowest contract charges              9,574     16.529297           158,248
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2006  Lowest contract charges             11,174     15.438493           172,514
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL
 GROWTH
 2010  Lowest contract charges           1.25%           1.11%           12.40%
    Highest contract charges             1.95%           1.18%           11.61%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.26%           1.91%           34.75%
    Highest contract charges             1.95%           1.29%           33.80%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.25%           1.17%          (51.10)%
    Highest contract charges             1.95%           1.44%          (51.44)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.25%           0.43%           17.65%
    Highest contract charges             1.79%           0.36%           17.00%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.25%           1.65%           18.99%
    Highest contract charges             2.15%           1.61%           17.93%
    Remaining contract charges             --              --               --
ROYCE SMALL-CAP PORTFOLIO
 2010  Lowest contract charges           1.25%           0.13%           19.03%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.25%             --            33.52%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.25%           0.66%          (28.09)%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.24%           0.06%           (3.35)%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.90%           0.10%            3.82%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2010  Lowest contract charges           1.00%           1.51%           11.36%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.00%           1.75%           20.22%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.00%           1.00%          (29.76)%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.00%           0.81%            7.07%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.00%           0.89%           13.44%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WESTERN ASSET MONEY MARKET FUND
 2010  Lowest contract charges              3,807     $3.542836           $13,487
    Highest contract charges               48,411      3.666006           177,474
    Remaining contract charges                 --            --                --
 2009  Lowest contract charges              3,814      3.572710            13,626
    Highest contract charges               48,438      3.696925           179,071
    Remaining contract charges                 --            --                --
 2008  Lowest contract charges              3,821      3.595495            13,738
    Highest contract charges               57,223      3.720517           212,900
    Remaining contract charges                 --            --                --
 2007  Lowest contract charges              3,828      3.535811            13,535
    Highest contract charges               59,710      3.658758           218,463
    Remaining contract charges                 --            --                --
 2006  Lowest contract charges              3,835      3.404341            13,056
    Highest contract charges               59,751      3.522722           210,488
    Remaining contract charges                 --            --                --
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2010  Lowest contract charges              8,460     10.007586            84,665
    Highest contract charges                1,152     10.642307            12,261
    Remaining contract charges             68,868            --           766,619
 2009  Lowest contract charges              7,509      9.011900            67,667
    Highest contract charges                1,199      9.645963            11,570
    Remaining contract charges             93,280            --           937,692
 2008  Lowest contract charges             65,044      8.104915           527,178
    Highest contract charges                1,248      7.744054             9,662
    Remaining contract charges             61,381            --           477,285
 2007  Lowest contract charges            101,683     13.208522         1,343,079
    Highest contract charges               10,140     12.788407           129,675
    Remaining contract charges             54,172            --           698,433
 2006  Lowest contract charges            120,607     12.164063         1,467,069
    Highest contract charges                5,975     11.836186            70,718
    Remaining contract charges             67,259            --           802,913

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
WESTERN ASSET MONEY MARKET FUND
 2010  Lowest contract charges           1.00%           0.16%            0.84%
    Highest contract charges             1.00%           0.16%            0.84%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.00%           0.37%           (0.63)%
    Highest contract charges             1.00%           0.38%           (0.63)%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.00%           2.67%            1.69%
    Highest contract charges             1.00%           2.68%            1.69%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.00%           4.77%            3.86%
    Highest contract charges             1.00%           4.77%            3.86%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.00%           4.65%            3.73%
    Highest contract charges             1.00%           4.64%            3.73%
    Remaining contract charges             --              --               --
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2010  Lowest contract charges           1.25%           0.84%           10.95%
    Highest contract charges             1.90%           0.83%           10.23%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.25%           0.67%           25.37%
    Highest contract charges             1.90%           0.72%           24.56%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.26%           0.74%          (38.64)%
    Highest contract charges             1.89%           1.26%          (39.04)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.25%           0.63%            8.59%
    Highest contract charges             1.74%           0.36%            8.05%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.25%           0.31%           12.27%
    Highest contract charges             1.75%           0.32%           11.71%
    Remaining contract charges             --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V. I. COMSTOCK
 FUND+
 2010  Lowest contract charges                   16,165       $9.954431          $160,916
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   18,860        8.712216           164,308
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   13,859        6.870122            95,213
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   17,526       10.835972           189,917
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   11,153       11.233815           125,291
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND+
 2010  Lowest contract charges                  160,167        1.214792           194,570
    Highest contract charges                     32,609        1.189793            38,798
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                  226,435        1.090126           246,843
    Highest contract charges                     37,494        1.070377            40,132
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  226,463        0.959907           217,384
    Highest contract charges                     41,035        0.944882            38,773
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  226,489        1.376694           311,807
    Highest contract charges                     39,479        1.358557            53,634
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  226,441        1.300788           294,552
    Highest contract charges                     37,397        1.286867            48,125
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V. I. COMSTOCK
 FUND+
 2010  Lowest contract charges                1.25%             0.14%             14.26%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%             4.17%             26.81%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.26%             2.45%            (36.60)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%             1.27%             (3.54)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.89%               --              12.52%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND+
 2010  Lowest contract charges                1.65%             1.71%             11.44%
    Highest contract charges                  1.90%             1.75%             11.16%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.65%             2.06%             13.57%
    Highest contract charges                  1.90%             2.02%             13.28%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.65%             2.46%            (30.27)%
    Highest contract charges                  1.90%             2.47%            (30.45)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.65%             2.25%              5.84%
    Highest contract charges                  1.89%             2.27%              5.57%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.65%             2.33%             10.30%
    Highest contract charges                  1.90%             2.36%             10.03%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2010  Lowest contract charges                   16,819       $1.426914           $23,999
    Highest contract charges                     46,209        1.397635            64,583
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   17,349        1.355062            23,509
    Highest contract charges                     48,753        1.330576            64,869
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   18,800        1.272794            23,928
    Highest contract charges                     28,686        1.210599            34,727
    Remaining contract charges                   20,529              --            25,247
 2007  Lowest contract charges                   30,997        1.257584            38,982
    Highest contract charges                     31,280        1.205134            37,696
    Remaining contract charges                   34,198              --            41,762
 2006  Lowest contract charges                   29,129        1.197937            34,894
    Highest contract charges                     27,408        1.156624            31,701
    Remaining contract charges                   32,475              --            37,967
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND+
 2010  Lowest contract charges                   20,526        1.125767            23,108
    Highest contract charges                     72,413        1.102598            79,842
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   69,961        0.987249            69,069
    Highest contract charges                     21,503        1.005475            21,621
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   60,056        0.905234            54,365
    Highest contract charges                     31,367        0.874698            27,437
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   57,271        1.441381            82,549
    Highest contract charges                     38,146        1.399752            53,395
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   54,428        1.418348            77,198
    Highest contract charges                     36,582        1.384285            50,639
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2010  Lowest contract charges                1.65%             3.38%              5.30%
    Highest contract charges                  1.90%             3.38%              5.04%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.65%             4.53%             10.19%
    Highest contract charges                  1.89%             4.41%              9.91%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%             4.78%              1.21%
    Highest contract charges                  1.90%             4.78%              0.45%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             4.57%              4.98%
    Highest contract charges                  1.89%             4.57%              4.19%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             4.39%              2.67%
    Highest contract charges                  1.90%             4.38%              1.90%
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND+
 2010  Lowest contract charges                1.65%             0.87%             11.96%
    Highest contract charges                  1.90%             0.86%             11.68%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.87%             2.34%             14.66%
    Highest contract charges                  1.65%             2.08%             14.95%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%             1.96%            (37.20)%
    Highest contract charges                  1.66%             1.96%            (37.51)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             1.53%              1.62%
    Highest contract charges                  1.64%             1.52%              1.12%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.56%             17.20%
    Highest contract charges                  1.65%             1.45%             16.61%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges            539,869     $1.753967          $946,912
    Highest contract charges              363,138      0.987492           358,596
    Remaining contract charges          8,855,171            --        11,320,770
 2009  Lowest contract charges              7,314      1.016688             7,436
    Highest contract charges               21,889      0.959837            21,010
    Remaining contract charges            124,381            --           121,581
 2008  Lowest contract charges              6,704      0.912908             6,120
    Highest contract charges               19,914      0.868344            17,292
    Remaining contract charges            115,563            --           101,940
 2007  Lowest contract charges              5,809      1.631868             9,479
    Highest contract charges               19,130      1.563907            29,918
    Remaining contract charges            103,657            --           164,269
 2006  Lowest contract charges              6,043      1.465147             8,854
    Highest contract charges               16,263      1.414697            23,008
    Remaining contract charges            104,777            --           149,827
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND+
 2010  Lowest contract charges              1,337      1.750561             2,341
    Highest contract charges                  754     12.720756             9,592
    Remaining contract charges            412,257            --         5,097,362
 2009  Lowest contract charges              1,357      1.396830             1,896
    Highest contract charges                3,187      1.318649             4,203
    Remaining contract charges             23,848            --            32,027
 2008  Lowest contract charges              1,521      0.925656             1,408
    Highest contract charges                3,408      0.880410             3,001
    Remaining contract charges             27,260            --            24,381
 2007  Lowest contract charges              1,451      1.598511             2,320
    Highest contract charges                3,640      1.531853             5,575
    Remaining contract charges             26,670            --            41,400
 2006  Lowest contract charges              1,647      1.420762             2,340
    Highest contract charges                4,169      1.371761             5,717
    Remaining contract charges             29,307            --            40,637
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND+
 2010  Lowest contract charges             81,923     12.217855         1,000,920
    Highest contract charges               19,729     12.157026           239,843
    Remaining contract charges            857,100            --        10,447,426

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges           0.47%             --            14.00%
    Highest contract charges             0.86%             --            13.48%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%           3.14%           11.37%
    Highest contract charges             1.90%           2.97%           10.54%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.15%           1.98%          (44.06)%
    Highest contract charges             1.90%           1.99%          (44.48)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           0.01%           11.38%
    Highest contract charges             1.88%           0.01%           10.55%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           1.69%           19.43%
    Highest contract charges             1.87%           6.48%           18.54%
    Remaining contract charges             --              --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND+
 2010  Lowest contract charges           1.15%             --            25.32%
    Highest contract charges             1.14%             --            27.21%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%             --            50.90%
    Highest contract charges             1.90%             --            49.78%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.15%             --           (42.09)%
    Highest contract charges             1.91%             --           (42.53)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.14%             --            12.51%
    Highest contract charges             1.88%             --            11.67%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%             --            21.35%
    Highest contract charges             1.88%             --            20.44%
    Remaining contract charges             --              --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND+
 2010  Lowest contract charges           0.52%             --            22.18%
    Highest contract charges             1.02%             --            21.57%
    Remaining contract charges             --              --               --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment

-------------------------------------------------------------------------------

      income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

+   See parenthetical for this Sub-Account in Note 1.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.50% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.75% of the contract's value. These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense up to 0.15% of the Sub-Account's average daily net assets for administrative services provided by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 25, 2011

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                            2010           2009            2008
                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,806          $3,723          $4,123
 Earned premiums                               260             377             984
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,621           2,505           2,588
  Equity securities held for trading           238             343            (246)
                                          --------       ---------       ---------
 Total net investment income (loss)          2,859           2,848           2,342
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (712)         (1,722)         (1,888)
  OTTI losses recognized to other
   comprehensive income                        376             530              --
                                          --------       ---------       ---------
  Net OTTI losses recognized in earnings      (336)         (1,192)         (1,888)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                (608)            316          (3,875)
                                          --------       ---------       ---------
   Total net realized capital gains
    (losses)                                  (944)           (876)         (5,763)
                                          --------       ---------       ---------
                          TOTAL REVENUES     5,981           6,072           1,686
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   2,948           3,716           4,048
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  International unit-linked bonds and
  pension products                             238             343            (246)
 Insurance operating costs and other
  expenses                                   1,610           1,826           1,911
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               215           3,716           1,610
 Goodwill impairment                            --              --             184
 Dividends to policyholders                     21              12              13
                                          --------       ---------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,032           9,613           7,520
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       949          (3,541)         (5,834)
 Income tax expense (benefit)                  228          (1,399)         (2,180)
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS       721          (2,142)         (3,654)
 Income (loss) from discontinued
  operations, net of tax                        31              (5)             (5)
                                          --------       ---------       ---------
                       NET INCOME (LOSS)       752          (2,147)         (3,659)
   Net income (loss) attributable to the
    noncontrolling interest                      8              10            (105)
                                          --------       ---------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $744         $(2,157)        $(3,554)
                                          --------       ---------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
ASSETS                                           2010              2009
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,323 and
  $44,284) (includes variable interest
  entity assets, at fair value, of $406 as
  of December 31, 2010)                           $44,834           $40,403
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $323 as of December 31, 2010)                       639                --
 Equity securities, trading, at fair value
  (cost of $2,061 and $2,359)                       2,279             2,443
 Equity securities, available for sale, at
  fair value (cost of $320 and $447)                  340               419
 Policy loans, at outstanding balance               2,128             2,120
 Mortgage loans (net of allowances for loan
  losses of $62 and $260)                           3,244             4,304
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $14 as of December 31,
  2010)                                               838               759
 Other investments                                  1,461               338
 Short-term investments                             3,489             5,128
                                              -----------       -----------
                           TOTAL INVESTMENTS       59,252            55,914
 Cash                                                 531               793
 Premiums receivable and agents' balances              67                69
 Reinsurance recoverables                           3,924             3,140
 Deferred income taxes, net                         2,138             3,066
 Deferred policy acquisition costs and
  present value of future profits                   4,949             5,779
 Goodwill                                             470               470
 Other assets                                         692             1,709
 Separate account assets                          159,729           150,380
                                              -----------       -----------
                                TOTAL ASSETS     $231,752         $221, 320
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,385           $11,318
 Other policyholder funds and benefits
  payable                                          43,395            43,526
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,252             2,419
 Consumer notes                                       382             1,136
 Other liabilities (includes variable
  interest entity liabilities of $422 as of
  December 31, 2010)                                6,398             6,245
 Separate account liabilities                     159,729           150,380
                                              -----------       -----------
                           TOTAL LIABILITIES      223,541           215,024
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'SEQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,265             8,457
 Accumulated other comprehensive loss, net
  of tax                                             (372)           (1,941)
 Retained earnings (deficit)                          312              (287)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        8,211             6,235
                                              -----------       -----------
 Noncontrolling interest                               --                61
                                              -----------       -----------
                                TOTAL EQUITY        8,211             6,296
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $231,752          $221,320
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                               ACCUMULATED OTHER COMPREHENSIVE
                                                                                        INCOME (LOSS)
                                                                        NET                NET (LOSS)
                                                                    UNREALIZED              GAIN ON
                                                                   CAPITAL GAINS           CASH FLOW              FOREIGN
                                  COMMON                            (LOSSES) ON             HEDGING              CURRENCY
                                   STOCK           CAPITAL          SECURITIES,           INSTRUMENTS,          TRANSLATION
                                                   SURPLUS          NET OF TAX             NET OF TAX              ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $6            $8,457             $(2,039)                $148                  $(50)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        1,298
 Net gains on cash flow
  hedging instruments                                                                          117
Cumulative translation
 adjustments                                                                                                         (18)
                                                                                                                   -----
Total other comprehensive
 income                                                                 1,298                  117                   (18)
  Total comprehensive income                                            1,298                  117                   (18)
Capital contribution from
 parent (3)                                          (192)
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                      172
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income
   BALANCE, DECEMBER 31, 2010        $6            $8,265               $(569)                $265                  $(68)
                                    ---            ------             -------                 ----                 -----
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
Net loss
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
Cumulative translation
 adjustments                                                                                                         115
Total other comprehensive
 income
  Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                     (462)
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             -------                 ----                 -----
2008
Balance, December 31, 2007           $6            $3,746               $(318)                $(137)                  $8
Comprehensive income
Net loss
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                                        (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
Cumulative translation
 adjustments                                                                                                        (173)
Total other comprehensive
 loss
  Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             -------                 ----                 -----


                                   RETAINED                TOTAL                  NON-
                                   EARNINGS            STOCKHOLDER'S          CONTROLLING         TOTAL
                                  (DEFICIT)                EQUITY               INTEREST          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $(287)                $6,235                  $61            $6,296
Comprehensive income
Net income                             744                    744                                    744
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            1,298                                  1,298
 Net gains on cash flow
  hedging instruments                                         117                                    117
Cumulative translation
 adjustments                                                  (18)                                   (18)
                                                           ------
Total other comprehensive
 income                                                     1,397                                  1,397
  Total comprehensive income           744                  2,141                                  2,141
Capital contribution from
 parent (3)                                                  (192)                                  (192)
Dividends declared                       1                      1                                      1
Cumulative effect of
 accounting changes, net of
 tax                                  (146)                    26                                     26
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                (69)              (69)
                                                                                  ----            ------
Noncontrolling income                                                                8                 8
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2010         $312                 $8,211                 $ --            $8,211
                                    ------                 ------                 ----            ------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
Net loss                            (2,157)                (2,157)                                (2,157)
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
Cumulative translation
 adjustments                                                  115                                    115
                                                           ------                                 ------
Total other comprehensive
 income                                                     3,052                                  3,052
                                                           ------                                 ------
  Total comprehensive income                                  895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
Cumulative effect of
 accounting changes, net of
 tax                                   462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61            $6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
Net loss                            (3,554)                (3,554)                                (3,554)
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                            (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
Cumulative translation
 adjustments                                                 (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
  Total comprehensive loss                                 (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
Cumulative effect of
 accounting changes, net of
 tax                                    (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(699), $(1,739), and $2,416 for the years ended December 31, 2010, 2009 and 2008, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(63), $157 and $(310) for the years ended December 31, 2010, 2009 and 2008, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(121), $(1,076), and $(1,396) for the years ended December 31, 2010, 2009 and 2008, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2010           2009           2008
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $752        $(2,147)       $(3,659)
 Adjustments to reconcile net
  income (loss) to net cash
  provided by operating
  activities
 Amortization of deferred
  policy acquisition costs and
  present value of future
  profits                                 232          3,727          1,620
 Additions to deferred policy
  acquisition costs and
  present value of future
  profits                                (521)          (674)        (1,258)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses                 13            574          1,161
 Reinsurance recoverables                  26             66            (29)
 Receivables and other assets            (112)           (20)            66
 Payables and accruals                    295            420           (369)
 Accrued and deferred income
  taxes                                   (90)          (797)        (2,166)
 Net realized capital losses              882            877          5,763
 Net receipts from investment
  contracts related to
  policyholder funds --
  International unit-linked
  bonds and pension products             (167)           804            396
 Net increase in equity
  securities, trading                     164           (809)          (386)
 Depreciation and amortization            207            173             78
 Goodwill impairment                       --             --            184
 Other, net                               201            328           (190)
                                     --------       --------       --------
NET CASH PROVIDED BY OPERATING
                    ACTIVITIES         $1,882         $2,522         $1,211
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and
  short-term investments,
  available for sale                  $28,581        $37,224        $12,104
 Fixed maturities, fair value
  option                                   20             --             --
 Equity securities,
  available-for-sale                      171            162            140
 Mortgage loans                         1,288            413            325
 Partnerships                             151            173            250
 Payments for the purchase of:
 Fixed maturities and
  short-term investments,
  available for sale                  (28,871)       (35,519)       (18,216)
 Fixed maturities, fair value
  option                                  (74)            --             --
 Equity securities,
  available-for-sale                     (122)           (61)          (144)
 Mortgage loans                          (189)          (197)        (1,067)
 Partnerships                            (172)          (121)          (330)
 Derivatives payments (sales),
  net                                    (644)          (520)         1,170
 Proceeds from business sold              241             --             --
 Purchase price of businesses
  acquired                                 --             --            (78)
 Change in policy loans, net               (8)            34           (139)
 Change in payables for
  collateral under securities
  lending, net                            (46)        (1,805)          (974)
 Change in all other, net                (117)            25            362
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) INVESTING ACTIVITIES           $209          $(192)       $(6,597)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions
  to investment and universal
  life-type contracts                 $15,405        $13,398        $22,449
 Withdrawals and other
  deductions from investment
  and universal life-type
  contracts                           (25,030)       (23,487)       (28,105)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                   8,211          6,805          7,074
 Issuance of structured
  financing                                --           (189)         2,001
 Capital contributions (1)(2)            (195)         1,397          2,231
 Dividends paid (1)                        --            (33)          (299)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                         (754)           (74)           401
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) FINANCING ACTIVITIES        $(2,363)       $(2,183)        $5,752
                                     --------       --------       --------
 Impact of foreign exchange                10            (15)          (128)
 Net (decrease) increase in
  cash                                   (262)           132            238
                                     --------       --------       --------
 Cash -- beginning of year                793            661            423
                                     --------       --------       --------
 Cash -- end of year                     $531           $793           $661
                                     --------       --------       --------
Supplemental Disclosure of
 Cash Flow Information:
 Net Cash Paid (Received)
  During the Year for:
 Income taxes                            $354          $(282)         $(183)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued (in other policyholder funds and benefits payable); valuation of investments and derivative instruments; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; goodwill impairment; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

VARIABLE INTEREST ENTITIES

In June 2009, the Financial Accounting Standards Board ("FASB") updated the guidance which amends the consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. As a result of adoption, in addition to those VIEs the Company consolidates under the previous guidance, the Company consolidated a Company sponsored Collateralized Debt Obligation ("CDO") electing the fair value option, and a Company sponsored Collateralized Loan Obligation, at carrying values carried forward as if the Company had been the primary beneficiary from the date the Company entered into the VIE arrangement. The impact on the Company's Consolidated Balance Sheet as a result of adopting this guidance was an increase in assets of $432, an increase in liabilities of $406, and an increase in January 1, 2010 retained earnings, net of tax, of $26. The Company has investments in mutual funds, limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the deferral of this new consolidation guidance. See Note 4 for further discussion.

EMBEDDED CREDIT DERIVATIVES

In March 2010, the FASB issued guidance clarifying the scope exception for certain credit derivatives embedded within structured securities which may result in bifurcation of these credit derivatives. Embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the exemption. As a result, investments with an embedded credit derivative in a form other than the above mentioned subordination may need to be separately accounted for as an embedded credit derivative resulting in recognition of the change in the fair value of the embedded credit derivative in current period earnings. Upon adoption, an entity may elect the fair value option prospectively, with changes in fair value of the investment in its entirety recognized in earnings, rather than bifurcate the embedded credit derivative. The guidance is effective, on a prospective basis only, for fiscal years and interim periods within those fiscal years, beginning on or after June 15, 2010. The Company adopted this guidance on July 1, 2010 and identified securities with an amortized cost and fair value of $753 and $464, respectively, which were impacted by the scope of this standard. Upon adoption, the Company elected the fair value option for securities having an amortized cost and fair value of $429 and $203, respectively. For further discussion of fair value option, see Note 3. For the remainder of securities that were impacted by the scope of this standard, upon adoption, the embedded credit derivatives were bifurcated but are reported with the host instrument in the consolidated balance sheets. As of July 1, 2010, these securities had an amortized cost and fair value of $324 and $261, respectively, with an associated embedded derivative notional value of $325. For further discussion of embedded derivatives, see Note
4. The adoption, on July 1, 2010 resulted in the reclassification of $172, after-tax and after deferred policy acquisition costs ("DAC"), net unrealized losses from accumulated other comprehensive loss to retained earnings, including $188 of unrealized capital losses and $16 of unrealized capital gains.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This guidance will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This guidance may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption is permitted.

The Company will adopt this guidance on January 1, 2012. The Company has not yet determined if it will apply the guidance on a prospective or retrospective basis or the effect of the adoption on the Company's Consolidated Financial Statements. If retrospective application is elected, the adoption could have a material impact on stockholders' equity. If prospective application is elected, there could be a material impact to the Company's Consolidated Statement of Operations as non-deferrable acquisition costs will increase while amortization would continue on the existing DAC balance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       Note
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value                                                                3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

As of December 31, 2010, 2009, and 2008 3% of the total life insurance policies were participating policies. Dividends to policyholders were $21, $12 and $13 for the years ended December 31, 2010, 2009, and 2008, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds, as of December 31, 2010. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

2. SEGMENT INFORMATION

The Company has four reporting segments: Global Annuity, Life Insurance, Retirement Plans, and Mutual Funds, as well as an Other category, as follows:

GLOBAL ANNUITY

Global Annuity offers variable, fixed market value adjusted ("MVA") annuities, structured settlements, single premium immediate annuities, longevity assurance to individuals as well as customized investment, insurance, and income solutions to select markets of institutional investors. Products offered to institutional investors ("IIP") include mutual funds, stable value contracts, institutional annuities (primarily terminal funding cases) and mutual funds owned by institutional investors.

LIFE INSURANCE

Life Insurance sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life, term life, and variable private placement life insurance ("PPLI") owned by corporations and high net worth individuals.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the Internal Revenue Service Code of 1986 as amended ("the IRS Code").

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual fund supporting the insurance products issued by The Hartford.

OTHER CATEGORY

The Company includes in an Other category its leveraged PPLI product line of business, corporate items not directly allocated to any of its reporting segments, intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                         AS OF DECEMBER 31,
                                                        2010             2009
--------------------------------------------------------------------------------
ASSETS
 Global Annuity                                        $122,962         $126,326
 Life Insurance                                          63,390           54,376
 Retirement Plans                                        34,153           28,180
 Mutual Funds                                               153              140
 Other                                                   11,094           12,298
                                                     ----------       ----------
                                       TOTAL ASSETS    $231,752         $221,320
                                                     ----------       ----------

                                          FOR THE YEARS ENDED DECEMBER 31,
                                         2010          2009          2008
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE REVENUES
EARNED PREMIUMS, FEES, AND OTHER
 CONSIDERATIONS
 GLOBAL ANNUITY
  Individual variable annuity            $1,760        $1,589        $1,981
  Fixed / MVA and other annuity              18            17            (2)
  IIP                                        24           386           929
                                         ------       -------       -------
  Total Global Annuity                    1,802         1,992         2,908
 LIFE INSURANCE
  Variable life                             416           503           374
  Universal life                            367           362           376
  Term life                                  36            37            42
  PPLI                                      174           115           119
                                         ------       -------       -------
  Total Life Insurance                      993         1,017           911
 RETIREMENT PLANS
  401(k)                                    318           286           290
  Government plans                           41            38            48
                                         ------       -------       -------
  Total Retirement Plans                    359           324           338
 MUTUAL FUNDS
  Non-Proprietary                           519           437           553
  Proprietary                                61            --            --
                                         ------       -------       -------
  Total Mutual Funds                        580           437           553
 OTHER                                      332           330           397
                                         ------       -------       -------
  Total premiums, fees, and other
   considerations                         4,066         4,100         5,107
                                         ------       -------       -------
 Net investment income                    2,859         2,848         2,342
 Net realized capital losses               (944)         (876)       (5,763)
                                         ------       -------       -------
                         TOTAL REVENUES  $5,981        $6,072        $1,686
                                         ------       -------       -------
NET INCOME (LOSS) ATTRIBUTABLE TO
 HARTFORD LIFE INSURANCE COMPANY
 Global Annuity                            $231       $(2,620)      $(1,866)
 Life Insurance                             224            28           (22)
 Retirement Plans                            47          (222)         (157)
 Mutual Funds                               129            32            37
 Other                                      113           625        (1,546)
                                         ------       -------       -------
                TOTAL NET INCOME (LOSS)    $744       $(2,157)      $(3,554)
                                         ------       -------       -------
NET INVESTMENT INCOME (LOSS)
 Global Annuity                          $1,808        $1,929        $1,539
 Life Insurance                             485           317           313
 Retirement Plans                           364           315           342
 Mutual Funds                                (1)          (16)          (12)
 Other                                      203           303           160
                                         ------       -------       -------
            TOTAL NET INVESTMENT INCOME  $2,859        $2,848        $2,342
                                         ------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Global Annuity                             $15        $3,297        $1,268
 Life Insurance                             122           315           168
 Retirement Plans                            27            56            91
 Mutual Funds                                51            50            86
 Other                                       --            (2)           (3)
                                         ------       -------       -------
              TOTAL AMORTIZATION OF DAC    $215        $3,716        $1,610
                                         ------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
 Global Annuity                             $23       $(1,604)      $(1,196)
 Life Insurance                             103           (27)          (35)
 Retirement Plans                            13          (143)         (133)
 Mutual Funds                                51            20            22
 Other                                       38           355          (838)
                                         ------       -------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $228       $(1,399)      $(2,180)
                                         ------       -------       -------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Condensed Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"), equity securities, trading, short-term investments, freestanding and embedded derivatives, separate account assets and certain other liabilities. The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are exchange traded equity securities, derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs, residential mortgage-backed securities ("RMBS") primarily below-prime loans, and below investment grade private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives and certain other liabilities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 States, municipalities and political
  subdivisions ("Municipal")                          1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           857                  --                     857                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 Variable annuity hedging derivatives and macro
  hedge program                                         704                   2                      33                   669
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 Variable annuity hedging derivatives and macro
  hedge program                                         126                  (2)                    (11)                  139
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2010, $962 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2010 excludes approximately $6 billion of investment sales receivable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                             DECEMBER 31, 2009
                                                                QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                              IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                             FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                             $1,903                $ --                  $1,406                  $497
 CDOs                                             2,165                  --                      56                 2,109
 CMBS                                             5,365                  --                   5,096                   269
 Corporate                                       23,667                  --                  18,428                 5,239
 Foreign government/government agencies             846                  --                     766                    80
 States, municipalities and political
  subdivisions ("Municipal")                        780                  --                     562                   218
 RMBS                                             3,336                  --                   2,341                   995
 U.S. Treasuries                                  2,341                 325                   2,016                    --
                                              ---------           ---------                --------              --------
Total fixed maturities, AFS                      40,403                 325                  30,671                 9,407
Equity securities, trading                        2,443               2,443                      --                    --
Equity securities, AFS                              419                 113                     274                    32
Other investments
 Variable annuity hedging derivatives and
  macro hedge program                               212                   8                      16                   188
 Other derivatives (1)                                8                  --                      (4)                   12
                                              ---------           ---------                --------              --------
Total other investments                             220                   8                      12                   200
Short-term investments                            5,128               3,785                   1,343                    --
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                       1,108                  --                      --                 1,108
Separate account assets (3)                     147,418             112,863                  33,593                   962
                                              ---------           ---------                --------              --------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                           A RECURRING BASIS   $197,139            $119,537                 $65,893               $11,709
                                              ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                     $(3,439)               $ --                    $ --               $(3,439)
 Institutional notes                                 (2)                 --                      --                    (2)
 Equity linked notes                                (10)                 --                      --                   (10)
                                              ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                         (3,451)                 --                      --                (3,451)
Other liabilities (4)
 Variable annuity hedging derivatives and
  macro hedge program                               158                  (2)                   (178)                  338
Other derivative liabilities                        (45)                 --                     125                  (170)
                                              ---------           ---------                --------              --------
Total other liabilities                             113                  (2)                    (53)                  168
Consumer notes (5)                                   (5)                 --                      --                    (5)
                                              ---------           ---------                --------              --------
     TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                  VALUE ON A RECURRING BASIS    $(3,343)                $(2)                   $(53)              $(3,288)
                                              ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain either a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities. For the quarter ended September 30, 2010, the Company compared the results of the private placement pricing model to actual trades, as well as to third party broker quotes and determined that the pricing model results were consistent with market observable data for investment grade private placement securities. As a result, the Company reclassified investment grade private placement securities from Level 3 to Level 2. Below investment grade private placement securities remain classified as Level 3.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2010 and 2009, 97% and 96%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES - Primary inputs also include observations of credit default swap curves related to the issuer.
          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
          - MUNICIPALS - Primary inputs also include Municipal Securities
          Rulemaking Board reported trades and material event notices, and issuer financial statements.
          - SHORT-TERM INVESTMENTS - Primary inputs also include material event notices and new issue money market rates.
          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
          - CREDIT DERIVATIVES -Significant inputs primarily include the swap yield curve and credit curves.
          - FOREIGN EXCHANGE DERIVATIVES - Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
          - INTEREST RATE DERIVATIVES - Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Certain long-dated securities are priced based on third party pricing services, including municipal securities and foreign government/government agencies, as well as bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.
          Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
          - CREDIT DERIVATIVES - Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
          - EQUITY DERIVATIVES - Significant unobservable inputs may include equity volatility.
          - INTEREST RATE CONTRACTS - Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. As of October 1, 2009 the Company has subsequently ceded the GMWB and assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in theConsolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Note 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates and equity indices. On a weekly basis, the blend of implied equity index volatilities are updated. The Company continually monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2010, 2009 and 2008, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(8), $(263) and $10, respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains (losses) of approximately $45, $231, and $470 for the year ended December, 31, 2010, 2009 and 2008, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $31, $481 and $(355) for the year ended December 31, 2010, 2009 and 2008, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2010, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                  TOTAL
                                                           REALIZED/UNREALIZED
                                                              GAINS (LOSSES)
                                  FAIR VALUE                   INCLUDED IN:                 PURCHASES,
                                     AS OF              NET                                 ISSUANCES,
                                  JANUARY 1,          INCOME                                    AND
                                     2010            (1)(2)(8)              OCI (3)         SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $497             $(16)                   $71             $(59)
 CDO                                  2,109             (124)                   467             (187)
 CMBS                                   269              (98)                   327             (157)
 Corporate                            5,239              (10)                   193              (66)
 Foreign govt./govt. agencies            80               --                      1               (8)
 Municipal                              218                1                     24               19
 RMBS                                   995              (38)                   228             (129)
                                    -------            -----                 ------            -----
 Total fixed maturities, AFS          9,407             (285)                 1,311             (587)
Fixed maturities, FVO                    --               74                     --              (10)
Equity securities, AFS                   32               (3)                     7               11
Derivatives
 Credit derivatives                    (161)             104                     --                3
 Equity derivatives                      (2)               6                     --               --
 Interest rate derivatives                5               (3)                    --              (44)
 Variable annuity hedging
  derivatives and macro hedge
  program                               526             (415)                    --              701
 Total derivatives (5)                  368             (308)                    --              660
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                 1,108              182                    260              452
Separate accounts (6)                   962              142                     --              314
                                    -------            -----                 ------            -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                               $(3,439)           $(259)                 $(307)           $(253)
 Institutional notes                     (2)               2                     --               --
 Equity linked notes                    (10)              --                     --                1
                                    -------            -----                 ------            -----
 Total other policyholder
  funds and benefits payable
  (1)                                (3,451)            (257)                  (307)            (252)
Other derivative liabilities
Other liabilities                        --              (26)                    --               --
Consumer notes                           (5)              --                     --               --
                                    -------            -----                 ------            -----

                                                                                         CHANGES IN UNREALIZED
                                                                                        GAINS (LOSSES) INCLUDED
                                                                                        IN NET INCOME RELATED TO
                                                                       FAIR VALUE        FINANCIAL INSTRUMENTS
                                  TRANSFERS          TRANSFERS            AS OF              STILL HELD AT
                                    IN TO             OUT OF          DECEMBER 31,            DECEMBER 31,
                                 LEVEL 3 (4)        LEVEL 3 (4)           2010                  2010 (2)
-----------------------------  ----------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $40              $(125)              $408                   $(6)
 CDO                                    42               (438)             1,869                  (130)
 CMBS                                  267               (116)               492                   (58)
 Corporate                             800             (4,670)             1,486                   (20)
 Foreign govt./govt. agencies           --                (33)                40                    --
 Municipal                              --                 (4)               258                    --
 RMBS                                  102                (53)             1,105                   (35)
                                    ------            -------            -------                 -----
 Total fixed maturities, AFS         1,251             (5,439)             5,658                  (249)
Fixed maturities, FVO                  447                 --                511                    71
Equity securities, AFS                  --                 --                 47                    (3)
Derivatives
 Credit derivatives                   (290)                --               (344)                  103
 Equity derivatives                     --                 --                  4                     6
 Interest rate derivatives              --                (11)               (53)                  (23)
 Variable annuity hedging
  derivatives and macro hedge
  program                               --                 (4)               808                  (382)
 Total derivatives (5)                (290)               (15)               415                  (296)
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                   --                 --              2,002                   182
Separate accounts (6)                   14               (185)             1,247                    20
                                    ------            -------            -------                 -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                                    $                  $            $(4,258)                $(259)
 Institutional notes                    --                 --                 --                     2
 Equity linked notes                    --                 --                 (9)                   --
                                    ------            -------            -------                 -----
 Total other policyholder
  funds and benefits payable
  (1)                                   --                 --             (4,267)                 (257)
Other derivative liabilities
Other liabilities                      (11)                --                (37)                   --
Consumer notes                          --                 --                 (5)                   --
                                    ------            -------            -------                 -----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for less than $1, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the reclassification of investment grade private placement securities, changes in the availability of market observable information, the re-evaluation of the observability of pricing inputs and the election of fair value option for investments containing an embedded credit derivative. Transfers in also include the consolidation of additional VIEs due to the adoption of new accounting guidance on January 1, 2010.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $1.7 billion related to a transaction entered into with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009             (1)(2)(8)               OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $429               $(39)                  $148              $(21)
 CDO                                  1,981               (426)                   720              (118)
 CMBS                                   263               (170)                   196               (53)
 Corporate                            4,421                (56)                   723               552
 Foreign govt./govt. agencies            74                 --                     --                19
 Municipal                              155                 --                      4                29
 RMBS                                 1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
 Total fixed maturities, AFS          8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                      2,774             (1,643)                    --              (605)
  Other freestanding
   derivatives                         (234)                73                     (4)               16
                                    -------            -------                 ------            ------
 Total freestanding
  derivatives                         2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits         $(9,206)            $5,833                   $174             $(240)
 Institutional notes                    (41)                39                     --                --
 Equity linked notes                     (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                     CHANGES IN UNREALIZED
                                                                    GAINS (LOSSES) INCLUDED
                                                                   IN NET INCOME RELATED TO
                                                   FAIR VALUE        FINANCIAL INSTRUMENTS
                                TRANSFERS IN          AS OF              STILL HELD AT
                                AND/OR (OUT)      DECEMBER 31,           DECEMBER 31,
                               OF LEVEL 3 (4)         2009                   2009
-----------------------------  -------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                 $(20)              $497                   $(29)
 CDO                                  (48)             2,109                   (382)
 CMBS                                  33                269                    (37)
 Corporate                           (401)             5,239                    (45)
 Foreign govt./govt. agencies         (13)                80                     --
 Municipal                             30                218                     --
 RMBS                                 (42)               995                   (220)
                                    -----            -------                -------
 Total fixed maturities, AFS         (461)             9,407                   (713)
Equity securities, AFS                (33)                32                     (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                       --                526                 (1,170)
  Other freestanding
   derivatives                         (9)              (158)                   129
                                    -----            -------                -------
 Total freestanding
  derivatives                          (9)               368                 (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108                 (1,565)
Separate accounts (6)                (103)               962                    (38)
                                    -----            -------                -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits          $ --            $(3,439)                $5,833
 Institutional notes                   --                 (2)                    39
 Equity linked notes                   --                (10)                    (2)
                                    -----            -------                -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)                 5,870
Consumer notes                         --                 (5)                    --
                                    -----            -------                -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                                         TOTAL
                                                                  REALIZED/UNREALIZED
                                                                    GAINS (LOSSES)
                                       FAIR VALUE                    INCLUDED IN:                    PURCHASES,
                                          AS OF                    NET                               ISSUANCES,
                                       JANUARY 1,                INCOME                                  AND
                                          2008                (1),(2),(11)          OCI (3)          SETTLEMENTS
------------------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                         $13,558                   $(659)           $(3,382)              $526
Equity securities, AFS                       563                       1                (27)                 3
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                    673                   2,096                 --                  5
 Other freestanding
  derivatives                               (303)                   (316)                16                271
                                         -------                 -------            -------            -------
 Total freestanding
  derivatives                                370                   1,780                 16                276
 Reinsurance recoverable
  (1),(2),(9)                                238                     962                 --                102
 Separate accounts (6)                       701                    (204)                --                (26)
                                         -------                 -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)                  643                   3,374                 --             (1,353)
                                         -------                 -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits               $(1,692)                $(7,019)             $(248)             $(247)
 Institutional notes                         (24)                    (17)                --                 --
 Equity linked notes                         (21)                     13                 --                 --
                                         -------                 -------            -------            -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                     (1,737)                 (7,023)              (248)              (247)
 Consumer notes                               (5)                      5                 --                 (5)
                                         -------                 -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)              $(552)                  $(631)              $ --            $(1,377)
                                         -------                 -------            -------            -------

                                                                                 CHANGES IN UNREALIZED
                                                                                GAINS (LOSSES) INCLUDED
                                                                                 IN NET INCOME RELATED
                                 TRANSFERS IN             FAIR VALUE            TO FINANCIAL INSTRUMENTS
                                    AND/OR                   AS OF                   STILL HELD AT
                                   (OUT) OF              DECEMBER 31,                 DECEMBER 31,
                                  LEVEL 3 (4)                2008                       2008 (2)
-----------------------------  -------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)                 $8,742                       $(515)
Equity securities, AFS                 (481)                     59                          (2)
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                --                   2,774                       1,995
 Other freestanding
  derivatives                            98                    (234)                       (225)
                                    -------                 -------                     -------
 Total freestanding
  derivatives                            98                   2,540                       1,770
 Reinsurance recoverable
  (1),(2),(9)                            --                   1,302                         962
 Separate accounts (6)                  315                     786                         (73)
                                    -------                 -------                     -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)              --                   2,664                       3,374
                                    -------                 -------                     -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --                 $(9,206)                    $(7,019)
 Institutional notes                     --                     (41)                        (17)
 Equity linked notes                     --                      (8)                         13
                                    -------                 -------                     -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                    --                  (9,255)                     (7,023)
 Consumer notes                          --                      (5)                          5
                                    -------                 -------                     -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --                 $(2,560)                      $(631)
                                    -------                 -------                     -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving rlealized and unrealized gains (losses)

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk. Electing the fair value option for the VIE resulted in lowering other liabilities with an offsetting impact to the cumulative effect adjustment to Retained Earnings of $232, representing the difference between the fair value and outstanding principal of the notes as of January 1, 2010.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                          FOR THE YEAR ENDED
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $(5)
  Corporate                                                         (7)
  CRE CDOs                                                          79
OTHER LIABILITIES
 Credit-linked notes                                               (26)
                                                                 -----
                TOTAL REALIZED CAPITAL GAINS (LOSSES)              $41
                                                                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                                 AS OF
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $64
  CRE CDOs                                                         260
  Corporate                                                        251
  Foreign government                                                64
                                                                 -----
 Total fixed maturities, FVO                                      $639
                                                                 -----
OTHER LIABILITIES
 Credit-linked notes (1)                                           $37
                                                                 -----

(1) As of December 31, 2010, the outstanding principal balance of the notes was $243. Also not included in the table above was $250 of derivative instruments in the Company's Consolidated Balance Sheets.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2010 and 2009 were as follows:

                                                                  DECEMBER 31, 2010                    DECEMBER 31, 2009
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                                    $2,128               $2,164          $2,120               $2,252
 Mortgage loans                                                   3,244                3,272           4,304                3,645
                                                              ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and benefits payable (1)              $10,824              $11,050         $11,919              $12,101
 Consumer notes (2)                                                 377                  392           1,131                1,194
                                                              ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2009.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2010, 2009 and 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security. If the Company's best estimate of expected future cash flows increases, the security's yield is prospectively adjusted higher. Conversely, if the Company's best estimate of expected future cash flows worsens, the securities are reviewed for potential additional impairments.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/ or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, loan-to-value ("LTV") ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. For commercial loans, a valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectable and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is not probable that the Company will receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses, as well as one-time items.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2010, 2009 and 2008.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                      2009           2008
--------------------------------------------------------------------------------
Fixed maturities                       $1,977         $2,094         $2,458
Equity securities, AFS                     14             43             65
Mortgage loans                            199            232            251
Policy loans                              129            136            136
Limited partnerships and other            121           (171)          (224)
 alternative investments
Other investments                         253            242            (33)
Investment expenses                       (72)           (71)           (65)
                                     --------       --------       --------
     TOTAL SECURITIES AFS AND OTHER     2,621          2,505          2,588
Equity securities, trading                238            343           (246)
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,859         $2,848         $2,342
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2010, 2009 and 2008, was $160, $276 and $(250), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                     2009           2008
--------------------------------------------------------------------------------
Gross gains on sales                    $486           $364            $383
Gross losses on sales                   (336)          (828)           (398)
Net OTTI losses recognized in           (336)        (1,192)         (1,888)
 earnings
Valuation allowances on mortgage        (108)          (292)            (13)
 loans
Japanese fixed annuity contract           27             47              64
 hedges, net (1)
Periodic net coupon settlements on        (3)           (33)            (34)
 credit derivatives/Japan
Fair value measurement transition         --             --            (798)
 impact
Results of variable annuity hedge
 program
 GMWB derivatives, net                   113          1,505            (687)
 Macro hedge program                    (584)          (895)             74
                                     -------       --------       ---------
Total results of variable annuity       (471)           610            (613)
 hedge program
GMIB/GMAB/GMWB reinsurance assumed      (769)         1,106          (1,986)
Coinsurance and modified                 284           (577)             --
 coinsurance ceded reinsurance
 contracts
Other, net (2)                           282            (81)           (480)
                                     -------       --------       ---------
        NET REALIZED CAPITAL LOSSES    $(944)         $(876)        $(5,763)
                                     -------       --------       ---------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Primarily consists of losses on Japan 3Win related foreign currency swaps, changes in fair value on non-qualifying derivatives and fixed maturities, FVO, and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2010            2009           2008
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                        $27,739         $27,809        $9,366
 Gross gains                              413             495           291
 Gross losses                            (299)           (830)         (472)
Equity securities, AFS
 Sale proceeds                           $171            $162          $126
 Gross gains                               12               2            11
 Gross losses                              (4)            (27)          (21)
                                    ---------       ---------       -------

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2010.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2010 and 2009.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2010                      2009
--------------------------------------------------------------------------------
Balance as of beginning of period         $(1,632)                     $ --
Credit impairments remaining in                --                      (941)
 retained earnings related to
 adoption of new accounting
 guidance in April 2009
Additions for credit impairments
 recognized on (1):
 Securities not previously                   (181)                     (690)
  impaired
 Securities previously impaired              (122)                     (201)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were              314                       196
  sold during the period
 Securities that the Company                   --                         1
  intends to sell or more likely
  than not will be required to
  sell before recovery
 Securities due to an increase in              23                         3
  expected cash flows
                                        ---------                 ---------
      BALANCE AS OF END OF PERIOD         $(1,598)                  $(1,632)
                                        ---------                 ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                   $(356)            $2,068              $(1)
CDOs                                  2,278                     --                    (379)             1,899              (59)
CMBS                                  5,283                    146                    (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                    (538)            26,915                6
Foreign govt./govt. agencies            963                     48                      (9)             1,002               --
Municipal                             1,149                      7                    (124)             1,032               --
RMBS                                  4,450                     79                    (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                    (110)             2,772               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                  (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                     (41)               340               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)           $45,174            $(182)
                                    -------                 ------                 -------            -------            -----

                                                                        DECEMBER 31, 2009
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------  ----------------------------------------------------------------------------------------------------
ABS                                  $2,344                    $31                   $(472)            $1,903             $(26)
CDOs                                  3,158                     19                  (1,012)             2,165             (123)
CMBS                                  6,844                     76                  (1,555)             5,365               (8)
Corporate (2)                        23,621                    985                    (939)            23,667              (11)
Foreign govt./govt. agencies            824                     35                     (13)               846               --
Municipal                               971                      3                    (194)               780               --
RMBS                                  3,965                     68                    (697)             3,336             (166)
U.S. Treasuries                       2,557                      5                    (221)             2,341               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        44,284                  1,222                  (5,103)            40,403             (334)
Equity securities, AFS                  447                     38                     (66)               419               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $44,731                 $1,260                 $(5,169)           $40,822            $(334)
                                    -------                 ------                 -------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2010
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,042                     $1,063
Over one year through five
 years                                    10,674                     11,102
Over five years through ten
 years                                     7,674                      8,014
Over ten years                            11,527                     11,542
                                       ---------                  ---------
 Subtotal                                 30,917                     31,721
Mortgage-backed and
 asset-backed securities                  14,406                     13,113
                                       ---------                  ---------
                          TOTAL          $45,323                    $44,834
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2010
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $237              $226             $(11)
CDOs                                   316               288              (28)
CMBS                                   374               355              (19)
Corporate (1)                        3,726             3,591             (130)
Foreign govt./govt. agencies           250               246               (4)
Municipal                              415               399              (16)
RMBS                                 1,187             1,155              (32)
U.S. Treasuries                      1,142             1,073              (69)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        7,647             7,333             (309)
Equity securities                       18                17               (1)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $7,665            $7,350            $(310)
                                    ------            ------            -----

                                                   DECEMBER 31, 2010
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                  $1,226              $881             $(345)
CDOs                                  1,934             1,583              (351)
CMBS                                  2,532             2,150              (382)
Corporate (1)                         2,777             2,348              (408)
Foreign govt./govt. agencies             40                35                (5)
Municipal                               575               467              (108)
RMBS                                  1,379             1,000              (379)
U.S. Treasuries                         158               117               (41)
                                    -------            ------            ------
       TOTAL FIXED MATURITIES        10,621             8,581            (2,019)
Equity securities                       148               108               (40)
                                    -------            ------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $10,769            $8,689            $(2,059)
                                    -------            ------            ------

                                                 DECEMBER 31, 2010
                                                       TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------
ABS                                  $1,463             $1,107             $(356)
CDOs                                  2,250              1,871              (379)
CMBS                                  2,906              2,505              (401)
Corporate (1)                         6,503              5,939              (538)
Foreign govt./govt. agencies            290                281                (9)
Municipal                               990                866              (124)
RMBS                                  2,566              2,155              (411)
U.S. Treasuries                       1,300              1,190              (110)
                                    -------            -------            ------
       TOTAL FIXED MATURITIES        18,268             15,914            (2,328)
Equity securities                       166                125               (41)
                                    -------            -------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $18,434            $16,039            $(2,369)
                                    -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                   COST OR
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)
Foreign govt./govt. agencies           316               307               (9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        8,581             7,852             (729)
Equity securities. AFS                  65                49              (16)
                                    ------            ------            -----
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                  DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                    COST OR
                                   AMORTIZED            FAIR             UNREALIZED
                                     COST               VALUE              LOSSES
-----------------------------  --------------------------------------------------------
ABS                                  $1,364               $940              $(424)
CDOs                                  2,158              1,291               (867)
CMBS                                  4,001              2,637             (1,364)
Corporate                             4,403              3,691               (712)
Foreign govt./govt. agencies             30                 26                 (4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
  TOTAL FIXED MATURITIES, AFS        15,063             10,689             (4,374)
Equity securities. AFS                  246                196                (50)
                                    -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                     DECEMBER 31, 2009
                                                             TOTAL
                                         COST OR
                                        AMORTIZED            FAIR             UNREALIZED
                                          COST               VALUE              LOSSES
-----------------------------  -------------------------------------------------------------
ABS                                       $1,642             $1,170              $(472)
CDOs                                       3,148              2,136             (1,012)
CMBS                                       5,208              3,653             (1,555)
Corporate                                  7,837              6,898               (939)
Foreign govt./govt. agencies                 346                333                (13)
Municipal                                    910                716               (194)
RMBS                                       2,352              1,655               (697)
U.S. Treasuries                            2,201              1,980               (221)
                                         -------            -------            -------
  TOTAL FIXED MATURITIES, AFS             23,644             18,541             (5,103)
Equity securities. AFS                       311                245                (66)
                                         -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS            $23,955            $18,786            $(5,169)
                                         -------            -------            -------

As of December 31, 2010, AFS securities in an unrealized loss position, comprised of 1,585 securities, primarily related to CMBS, CDOs and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2010, 72% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2010 was primarily attributable to a decline in interest rates and, to a lesser extent, credit spread tightening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                      DECEMBER 31, 2010
                                   AMORTIZED              VALUATION              CARRYING
                                    COST (1)              ALLOWANCE               VALUE
----------------------------------------------------------------------------------------------
Commercial                              3,306                  (62)                  3,244
                                   ----------              -------              ----------
         TOTAL MORTGAGE LOANS          $3,306                 $(62)                 $3,244
                                   ----------              -------              ----------

                                                       DECEMBER 31, 2009
                                   AMORTIZED               VALUATION               CARRYING
                                    COST (1)               ALLOWANCE                VALUE
-----------------------------  -----------------------------------------------------------------
Commercial                             $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------
         TOTAL MORTGAGE LOANS          $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2010, the carrying value of mortgage loans associated with the valuation allowance was $613. Included in the table above, are mortgage loans held-for-sale with a carrying value and valuation allowance of $64 and $4, respectively, as of December 31, 2010, and $161 and $79, respectively, as of December 31, 2009. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets as of December 31, 2010.

The following table presents the activity within the Company's valuation allowance for mortgage loans.

                                         FOR THE YEARS ENDED DECEMBER 31,
                                     2010           2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (260)         $ (13)            $ --
Additions                              (108)          (292)             (13)
Deductions                              306             45               --
                                   --------       --------            -----
BALANCE AS OF DECEMBER 31              $(62)         $(260)            $(13)
                                   --------       --------            -----

For the year ended December 31, 2010, deductions of $306 had a carrying value at time of sale of $575 primarily related to sales of B-Note participants and mezzanine loans. Additions of $108 primarily related to anticipated, and since executed, B-Note participant and mezzanine loan sales, as well as additions for expected credit losses due to borrower financial difficulty and/or collateral value deterioration.

The current weighted average LTV ratio of the Company's commercial mortgage loan portfolio was approximately 75% as of December 31, 2010. At origination, the weighted-average LTV ratio was approximately 63% as of December 31, 2010. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 2.07x as of December 31, 2010. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY
                               DECEMBER 31, 2010

                                                            AVG. DEBT-SERVICE
                                       CARRYING VALUE         COVERAGE RATIO
--------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                              $961                 1.67x
65% -- 80%                                   1,366                 2.11x
Less than 65%                                  917                 2.44x
                                          --------                ------
   TOTAL COMMERCIAL MORTGAGE LOANS          $3,244                 2.07X
                                          --------                ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $51                     1.6%                $76                     1.8%
Middle Atlantic                                      344                    10.6%                592                    13.8%
Mountain                                              49                     1.5%                 51                     1.2%
New England                                          188                     5.8%                368                     8.6%
Pacific                                              898                    27.7%              1,102                    25.5%
South Atlantic                                       679                    20.9%                615                    14.3%
West North Central                                    19                     0.6%                 22                     0.5%
West South Central                                   117                     3.6%                172                     4.0%
Other (1)                                            899                    27.7%              1,306                    30.3%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $177                     5.5%               $366                     8.5%
 Industrial                                          833                    25.7%                784                    18.2%
 Lodging                                             123                     3.8%                329                     7.6%
 Multifamily                                         479                    14.8%                582                    13.5%
 Office                                              796                    24.5%              1,387                    32.3%
 Retail                                              556                    17.1%                602                    14.0%
 Other                                               280                     8.6%                254                     5.9%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment. As a result of accounting guidance adopted on January 1, 2010, certain CDO VIEs were consolidated in 2010 and are included in the following table, while in prior periods they were reported in the Non-Consolidated VIEs table further below. For further information on the adoption, see Note 1.

                                                DECEMBER 31, 2010
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
----------------------------------------------------------------------------------------
CDOs (3)                          $729                   $416                   $265
Limited partnerships                14                      6                      8
Other investments (3)               --                     --                     --
                              --------               --------               --------
                   TOTAL          $743                   $422                   $273
                              --------               --------               --------

                                                DECEMBER 31, 2009
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
------------------------  --------------------------------------------------------------
CDOs (3)                          $226                    $47                   $181
Limited partnerships                31                     13                     18
Other investments (3)               75                     40                     32
                              --------               --------               --------
                   TOTAL          $332                   $100                   $231
                              --------               --------               --------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent a hedge fund for which the Company holds a majority interest in the fund as an investment. Other investments represent an investment trust for which the Company has a controlling financial interest as it provides investment management services, earns a fee for those services and also holds investments in the securities issued by the trusts. During 2010, the Company liquidated this investment trust.

NON-CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to significant VIEs for which the Company is not the primary beneficiary. The Company has no implied or unfunded commitments to these VIEs.

                                 DECEMBER 31, 2010                                           DECEMBER 31, 2009
                                                           MAXIMUM                                                      MAXIMUM
                                                           EXPOSURE                                                     EXPOSURE
                  ASSETS            LIABILITIES            TO LOSS           ASSETS             LIABILITIES             TO LOSS
------------------------------------------------------------------------------------------------------------------------------------
CDOs (1)           $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------
       TOTAL       $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Condensed Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2010 is limited to the total carrying value of $838. In addition, the Company has outstanding commitments totaling approximately $354, to fund limited partnership and other alternative investments as of December 31, 2010. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2010, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $81.6 billion and $68.7 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $15.6 billion and $15.6 billion as of December 31, 2010 and 2009, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $927, $(437) and $(155) for the periods ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $9.7 billion, $(6.9) billion and $(17.2) billion for the periods ended December 31, 2010, 2009 and 2008, respectively. As of, and for the period ended, December 31, 2010, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FORWARD RATE AGREEMENTS

Forward rate agreements may be used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates. As of December 31, 2010, the Company does not have any forward rate agreements.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009, the notional amount of interest rate swaps in offsetting relationships was $4.7 billion and $4.5 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE VARIABLE ANNUITY HEDGING INSTRUMENTS

The Company enters into foreign currency forward and option contracts to hedge the foreign currency risk associated with certain Japanese variable annuity liabilities reinsured from HLIKK. Foreign currency risk may arise for some segments of the business where assets backing the liabilities are denominated in U.S. dollars while the liabilities are denominated in yen. Foreign currency risk may also arise when certain variable annuity policyholder accounts are invested in various currencies while the related GMDB and GMIB guarantees are effectively yen-denominated.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for GMWB hedging instruments.

                                                      NOTIONAL AMOUNT                                 FAIR VALUE
                                          DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                              2010                      2009                 2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                              $10,113                   $10,838               $209                     $234
Equity swaps, options, and futures              4,943                     2,994                391                        9
Interest rate swaps and futures                 2,800                     1,735               (133)                    (191)
                                            ---------                 ---------             ------                   ------
                                TOTAL         $17,856                   $15,567               $467                      $52
                                            ---------                 ---------             ------                   ------

MACRO HEDGE PROGRAM

The Company utilizes equity options, equity futures contracts, currency forwards, and currency options to partially hedge against a decline in the equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations.

The following table represents notional and fair value for the macro hedge program.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2010                      2009                  2010                       2009
---------------------------------------------------------------------------------------------------------------------------------
Equity options and futures                $14,500                   $25,373                $205                       $296
Currency forward contracts                  3,232                        --                  93                         --
Cross-currency equity options               1,000                        --                   3                         --
Long currency options                       3,075                     1,000                  67                         22
Short currency options                      2,221                     1,075                  (5)                        --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $24,028                   $27,448                $363                       $318
                                        ---------                 ---------              ------                     ------

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 "Transactions with Affiliates".

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 "Transactions with Affiliates".

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                                     NET DERIVATIVES
                                             NOTIONAL AMOUNT                           FAIR VALUE
                                        DEC. 31,        DEC. 31,            DEC. 31,                DEC. 31,
                                          2010            2009                2010                    2009
-----------------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                       $7,652          $8,729               $144                     $53
 Forward rate agreements                       --           3,000                 --                      --
 Foreign currency swaps                       255             301                 --                      (4)
                                        ---------       ---------            -------                 -------
                TOTAL CASH FLOW HEDGES      7,907          12,030                144                      49
                                        ---------       ---------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                        1,079           1,744                (47)                    (21)
 Foreign currency swaps                       677             696                (12)                     (9)
                                        ---------       ---------            -------                 -------
               TOTAL FAIR VALUE HEDGES      1,756           2,440                (59)                    (30)
                                        ---------       ---------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                               5,490           5,511               (255)                    (79)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          196             227                (14)                    (11)
 Japan 3Win foreign currency swaps          2,285           2,514                177                     (19)
 Japanese fixed annuity hedging
  instruments                               2,119           2,271                608                     316
 Japanese variable annuity hedging
  instruments                               1,720             257                 73                      (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                         1,730           1,887                 (5)                    (34)
 Credit derivatives that assume credit
  risk (1)                                  2,035             902               (376)                   (176)
 Credit derivatives in offsetting
  positions                                 5,175           3,591                (57)                    (52)
 EQUITY CONTRACTS
 Equity index swaps and options               188             221                (10)                    (16)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)              42,278          46,906             (1,625)                 (1,991)
 GMWB reinsurance contracts                 8,767          10,301                280                     347
 GMWB hedging instruments                  17,856          15,567                467                      52
 Macro hedge program                       24,028          27,448                363                     318
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                21,423          19,618             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                    51,934          49,545              1,722                     761
                                        ---------       ---------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES    187,224         186,766             (1,285)                 (2,040)
                                        ---------       ---------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale        $441            $170               $(26)                    $(8)
 Other investments                         51,633          18,049              1,453                     220
 Other liabilities                         20,318          56,524               (357)                    113
 Consumer notes                                39              64                 (5)                     (5)
 Reinsurance recoverables                  58,834          58,380              2,002                   1,108
 Other policyholder funds and benefits
  payable                                  65,622          68,049             (4,267)                 (3,449)
                                        ---------       ---------            -------                 -------
                     TOTAL DERIVATIVES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------

                                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                      FAIR VALUE                                FAIR VALUE
                                            DEC. 31,               DEC. 31,          DEC. 31,                DEC. 31,
                                              2010                   2009              2010                    2009
--------------------------------------  ----------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                           $182                   $201               $(38)                  $(148)
 Forward rate agreements                         18                     --                (18)                     --
 Foreign currency swaps                          --                     21                 --                     (25)
                                             ------                 ------            -------                 -------
                TOTAL CASH FLOW HEDGES          200                    222                (56)                   (173)
                                             ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                              4                     16                (51)                    (37)
 Foreign currency swaps                          71                     53                (83)                    (62)
                                             ------                 ------            -------                 -------
               TOTAL FAIR VALUE HEDGES           75                     69               (134)                    (99)
                                             ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                                   121                    157               (376)                   (236)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards             --                     --                (14)                    (11)
 Japan 3Win foreign currency swaps              177                     35                 --                     (54)
 Japanese fixed annuity hedging
  instruments                                   608                    319                 --                      (3)
 Japanese variable annuity hedging
  instruments                                    74                     --                 (1)                     (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                              18                     36                (23)                    (70)
 Credit derivatives that assume credit
  risk (1)                                        7                      2               (383)                   (178)
 Credit derivatives in offsetting
  positions                                      60                    114               (117)                   (166)
 EQUITY CONTRACTS
 Equity index swaps and options                   5                      3                (15)                    (19)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)                    --                     --             (1,625)                 (1,991)
 GMWB reinsurance contracts                     280                    347                 --                      --
 GMWB hedging instruments                       647                    264               (180)                   (212)
 Macro hedge program                            372                    558                 (9)                   (240)
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                      --                     --             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                       2,342                  1,226               (620)                   (465)
                                             ------                 ------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES        4,711                  3,061             (5,996)                 (5,101)
                                             ------                 ------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale          $ --                   $ --               $(26)                    $(8)
 Other investments                            2,021                    270               (568)                    (50)
 Other liabilities                              343                  1,509               (700)                 (1,396)
 Consumer notes                                  --                     --                 (5)                     (5)
 Reinsurance recoverables                     2,622                  1,573               (620)                   (465)
 Other policyholder funds and benefits
  payable                                        --                     --             (4,267)                 (3,449)
                                             ------                 ------            -------                 -------
                     TOTAL DERIVATIVES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2009, was primarily due to the following:

- The GMWB product derivative notional declined $4.6 billion primarily as a result of policyholder lapses and withdrawals partially offset by an increase in the equity market. This decrease was partially offset by an increase in notional of the coinsurance and modified coinsurance reinsurance contracts.

- The notional amount related to the macro hedge program declined $3.4 billion primarily due to the expiration of certain equity index options during the first quarter.

- The Company terminated $3 billion notional of forward rate agreements as a result of the sale of the hedged variable rate securities. The $3 billion notional was comprised of a series of one month forward contracts that were hedging the variability of cash flows related to coupon payments on $250 of variable rate securities for consecutive monthly periods during 2010.

- The GMAB, GMWB, and GMIB reinsurance contract notional increased $1.8 billion due to the appreciation of the Japanese yen in comparison to the U.S. dollar.

- The notional amount related to interest rate swaps that qualify for cash flow hedge accounting, which are used to convert interest receipts on floating-rate fixed maturity securities to fixed rates, declined $1.2 billion due to swap maturities.

- The notional amount related to credit derivatives in offsetting positions increased by $1.6 billion primarily due to purchases and terminations during the year of credit derivatives that were purchasing credit protection.

- The notional amount related to credit derivatives that assume credit risk increased by $1.1 billion as a result of the Company adding $509 notional which reference to a standard market basket of corporate issuers to manage credit spread duration, $274 notional related to the bifurcation of certain embedded credit derivatives as a result of new accounting guidance, and $342 related to the consolidation of a VIE as a result of new accounting guidance. For further discussion of the new accounting guidance on embedded credit derivatives and VIEs adopted during 2010, see Adoption of New Accounting Standards in Note 1.

CHANGE IN FAIR VALUE

The change in the total fair value of derivative instruments since December 31, 2009, was primarily related to the following:

- The increase in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of purchases of equity options, liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The increase in fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps is primarily due to the U.S. dollar weakening in comparison to the Japanese yen, partially offset by a decrease in fair value of the Japan 3 Win foreign currency swaps due to a decrease in long-term U.S. interest rates.

- Under an internal reinsurance agreement with an affiliate, the increase in fair value associated with the GMAB, GMWB, and GMIB reinsurance along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting decrease in fair value of the coinsurance and modified coinsurance reinsurance contracts.

- The fair value related to credit derivatives that assume credit risk primarily decreased as a result of the Company adopting new accounting guidance related to the consolidation of VIEs; see Adoption of New Accounting Standards in Note 1. As a result of this new guidance, the Company has consolidated a Company sponsored CDO that included credit default swaps with a notional amount of $342 and a fair value of $(250) as of December 31, 2010. These swaps reference a basket of corporate issuers.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         NET REALIZED CAPITAL GAINS (LOSSES)
                                      GAIN (LOSS) RECOGNIZED IN OCI                              RECOGNIZED IN INCOME
                                    ON DERIVATIVE (EFFECTIVE PORTION)                    ON DERIVATIVE (INEFFECTIVE PORTION)
                         2010                     2009                 2008       2010                  2009               2008
------------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps            $232                $(357)               $648            $2                $1                $7
Foreign currency swaps            3                 (177)                193            (1)               75                 1
                             ------              -------              ------          ----              ----                --
                  TOTAL        $235                $(534)               $841            $1               $76                $8
                             ------              -------              ------          ----              ----                --

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                       GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                         INTO INCOME (EFFECTIVE PORTION)
                                                                                     2010             2009             2008
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                         Net realized capital gains (losses)        $5              $ --              $34
Interest rate swaps                                Net investment income (loss)        56                28              (20)
Foreign currency swaps                      Net realized capital gains (losses)        (7)             (115)             (60)
Foreign currency swaps                             Net investment income (loss)        --                 2                1
                                                                                     ----            ------            -----
                                                                         TOTAL        $54              $(85)            $(45)
                                                                                     ----            ------            -----

As of December 31, 2010, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is three years.

During the year ended December 31, 2010, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                              GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                        2010      HEDGED                           2009      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(44)                 $38                   $72                  $(68)
 Benefits, losses and lo0ss adjustment
  expenses                                      (1)                   3                   (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)             8                   (8)                   51                   (51)
 Benefits, losses and loss adjustment
  expenses                                     (12)                  12                     2                    (2)
                                             -----                 ----                 -----                 -----
                                 TOTAL        $(49)                 $45                   $88                  $(81)
                                             -----                 ----                 -----                 -----

                                             GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                               2008       HEDGED
                                                DERIVATIVE                 ITEM
--------------------------------------  ---------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $(140)                  $132
 Benefits, losses and lo0ss adjustment
  expenses                                             25                    (18)
Foreign currency swaps
 Net realized capital gains (losses)                 (124)                   124
 Benefits, losses and loss adjustment
  expenses                                             42                    (42)
                                                  -------                 ------
                                 TOTAL              $(197)                  $196
                                                  -------                 ------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2010          2009           2008
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and forwards                           $14            $32              $3
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards      (3)           (37)             27
 Japan 3Win foreign currency swaps
  (1)                                    215            (22)             --
 Japanese fixed annuity hedging
  instruments (2)                        385            (12)            487
 Japanese variable annuity hedging
  instruments                            102            (17)             40
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                      (17)          (379)            211
 Credit derivatives that assume
  credit risk                            157            137            (412)
EQUITY CONTRACTS
 Equity index swaps and options            5             (3)            (23)
VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives                510          4,727          (5,760)
 GMWB reinsurance contracts             (102)          (988)          1,073
 GMWB hedging instruments               (295)        (2,234)          3,374
 Macro hedge program                    (584)          (895)             74
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                             (769)         1,106          (2,158)
 Coinsurance and modified
  coinsurance reinsurance contracts      284           (577)             --
                                      ------       --------       ---------
                               TOTAL    $(98)          $838         $(3,064)
                                      ------       --------       ---------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(273) and $64 for the years ended December 31, 2010 and 2009, respectively. There were no Japan 3Win foreign currency swaps as of December 31, 2008.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(332), $67, and $450 for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, included are gains of $1 for the year ended December 31, 2010 related to Japan FVO fixed maturity securities. There were no Japan FVO fixed maturity securities as of December 31, 2009 and December 31, 2008.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the macro hedge program is primarily due to a higher equity market valuation, time decay, and lower implied market volatility, partially offset by gains due to the strengthening of the Japanese yen.

- The net gain on the Japanese fixed annuity hedging instruments is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk is primarily due to credit spreads tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The loss related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates and market-based hedge ineffectiveness due to extremely volatile capital markets and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in Japan interest rates, an increase in Japan equity market volatility, and the implementation of FAS 157.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                 WEIGHTED
                                                                  AVERAGE
                                  NOTIONAL      FAIR             YEARS TO
                                 AMOUNT (2)     VALUE            MATURITY
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk             $1,038         $(6)              3 years
  exposure
 Below investment grade risk          151          (6)              3 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              2,064          (7)              4 years
  exposure
 Investment grade risk                352         (32)              6 years
  exposure
 Below investment grade risk          667        (334)              4 years
  exposure
Embedded credit derivatives
 Investment grade risk                 25          25               4 years
  exposure
 Below investment grade risk          325         286               6 years
  exposure
                                   ------       -----              --------
                        TOTAL      $4,622        $(74)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/             A+
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit             BB-
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A-
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Embedded credit derivatives
 Investment grade risk         Corporate Credit             BBB-
  exposure
 Below investment grade risk   Corporate Credit              BB
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL        OFFSETTING
                                  AMOUNT (3)     FAIR VALUE (3)
-----------------------------  --------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $945            $(36)
  exposure
 Below investment grade risk           135             (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk               1,155              (7)
  exposure
 Investment grade risk                 352              32
  exposure
 Below investment grade risk
  exposure
Embedded credit derivatives
 Investment grade risk                  --              --
  exposure
 Below investment grade risk            --              --
  exposure
                                    ------            ----
                        TOTAL       $2,587            $(22)
                                    ------            ----

                            AS OF DECEMBER 31, 2009

                                                                WEIGHTED
                                                                 AVERAGE
                                  NOTIONAL      FAIR            YEARS TO
                                 AMOUNT (2)     VALUE           MATURITY
-----------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk               $755          $4             4 years
  exposure
 Below investment grade risk          114          (4)            4 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              1,276         (57)            4 years
  exposure
 Investment grade risk                352         (91)            7 years
  exposure
 Below investment grade risk          125         (98)            5 years
  exposure
Credit linked notes
 Investment grade risk                 76          73             2 years
  exposure
                                   ------       -----            --------
                        TOTAL      $2,698       $(173)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/            AA-
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit              B+
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Credit linked notes
 Investment grade risk         Corporate Credit             BBB+
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL         OFFSETTING
                                  AMOUNT (3)      FAIR VALUE (3)
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $742             $(43)
  exposure
 Below investment grade risk            75              (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk                 626              (11)
  exposure
 Investment grade risk                 352               91
  exposure
 Below investment grade risk            --               --
  exposure
Credit linked notes
 Investment grade risk                  --               --
  exposure
                                    ------             ----
                        TOTAL       $1,795              $26
                                    ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.6 billion and $1.6 billion as of December 31, 2010 and 2009, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $467 and $175 as of December 31, 2010 and 2009, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged having a fair value of $544 and $667, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                   DECEMBER 31, 2010         DECEMBER 31, 2009
----------------------------------------------------------------------------------
Fixed maturities, AFS                      $544                      $712
Short-term investments                       --                        14
                                         ------                    ------
      TOTAL COLLATERAL PLEDGED             $544                      $726
                                         ------                    ------

As of December 31, 2010 and 2009, the Company had accepted collateral with a fair value of $1.4 billion and $906, respectively, of which $1.1 billion and $833, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding liability recorded. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2010 and 2009, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2010 and 2009, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met.

Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums, ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by The Company. As of December 31, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2010, 2009, and 2008 the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits, were $324, $450, and $465 for the years ended December 31, 2010, 2009, and 2008, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $129, $178, and $148 in 2010, 2009, and 2008, respectively, and accident and health premium of $205, $232, and $236, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI. Under this transaction, the Company ceded $56 and $62 in 2010 and 2009, respectively. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2010           2009           2008
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,890         $5,741
Reinsurance assumed                        69             70             48
Reinsurance ceded                        (759)          (860)          (682)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,066         $4,100         $5,107
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2010           2009           2008
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 5,779        $ 9,944        $ 8,601
Deferred costs                            521            674          1,258
Amortization -- DAC                      (381)          (813)          (499)
Amortization -- Unlock, pre-tax (1)       166         (2,905)        (1,111)
Amortization -- DAC from
 Discontinued operations                  (17)           (11)           (10)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)      (1,120)        (1,080)         1,747
Effect of currency translation            (10)            24            (42)
Cumulative effect of accounting
 change, pre-tax (3)                       11            (54)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,949         $5,779         $9,944
                                     --------       --------       --------

(1) The most significant contributors to the Unlock benefit recorded during the twelve months ended December 31, 2010 were actual separate account returns being above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns being significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was $(49) related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2008 were actual separate account returns significantly below our aggregated estimated return. Furthermore, the Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S. Retirement Plans reduced its estimate of future fees as plans met contractual size limits ("breakpoints"), causing a lower fee schedule to apply, and the Company increased its assumption for future deposits by existing plan participants.

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

Estimated future net amortization expense of present value of future profits for the succeeding five years is $19, $18, $17, $16, and $16 in 2011, 2012, 2013,
2014, and 2015, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

RESULTS

The following table shows the Company's carrying amount of goodwill allocated to reporting segments as of December 31, 2010 and December 31, 2009.

                                        DECEMBER 31, 2010
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
----------------------------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

                                        DECEMBER 31, 2009
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
-------------------  -------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

The Company completed its annual goodwill assessment for the individual reporting units as of January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit within Life Insurance. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower that it's carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the implied purchase accounting required by the step two goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the implied purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test. In performing step one of the impairment test, the fair value of the Retirement Plans and Mutual Funds reporting units was determined to be in excess of their carrying value. For the Individual Life reporting unit within Life Insurance, the fair value was not in excess of the carrying value and the step two impairment analysis was required to be performed. The fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit was determined to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of its year end 2008 financial statements resulted in a pre-tax impairment charge of $184 in the U.S. Individual Annuity reporting unit within Global Annuity. The impairment charge taken in 2008 was primarily due to the Company's estimate of the U.S. Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the U.S Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2010        $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2010                                          $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2010                                          $686                $30
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2009        $1,304               $76
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2009                                          $ 595              $ 16
Incurred                                            183                 6
Paid                                               (255)               --
Unlock                                              279                --
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2009                                          $802               $22
                                               --------              ----

During 2010, 2009 and 2008, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2010:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2010

                                                                              RETAINED
                                            ACCOUNT       NET AMOUNT         NET AMOUNT        WEIGHTED AVERAGE
                                             VALUE          AT RISK           AT RISK            ATTAINED AGE
                                            ("AV")        ("NAR") (9)       ("RNAR") (9)         OF ANNUITANT
------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
MAV only                                      $25,546         $5,526              $433                68
 With 5% rollup (2)                             1,752            472                34                68
 With Earnings Protection Benefit Rider
  (EPB) (3)                                     6,524            883                21                64
 With 5% rollup & EPB                             724            157                 6                67
                                          -----------      ---------          --------                --
 Total MAV                                     34,546          7,038               494
Asset Protection Benefit (APB) (4)             27,840          2,703               525                65
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                    1,319             88                26                63
Reset (6) (5-7 years)                           3,699            243               126                68
Return of Premium ("ROP") (7) /Other           23,427            674               190                65
                                          -----------      ---------          --------                --
                  SUBTOTAL U.S. GMDB (8)     $ 90,831       $ 10,746           $ 1,361                66
 Less: General Account Value with U.S.
  GMDB                                          6,865
                                          -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB       83,966
 Separate Account Liabilities without
  U.S. GMDB                                    75,776
                                          -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES     $159,742
                                          -----------
JAPAN GMDB (10), (11)                         $17,911         $4,190              $ --                67
                                          -----------      ---------          --------                --
JAPAN GMIB (10), (11)                         $17,681         $3,916              $ --                67
                                          -----------      ---------          --------                --

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $ 20.9 billion and $19.1 billion as of December 31, 2010 and 2009, respectively. The GRB related to the Japan GMAB and GMWB was $570.0 and $522.2 as of December 31, 2010 and December 31, 2009. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2010, 100% of the AV and 100% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2010                 2009
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds) (1)                                    $75,601              $75,720
Cash and cash equivalents                        8,365                9,298
                                             ---------            ---------
                                 TOTAL         $83,966              $85,018
                                             ---------            ---------

(1) As of December 31, 2010 and December 31, 2009, approximately 15% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 85% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                            2010         2009         2008
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                $ 194        $ 533        $ 459
Sales inducements deferred                     10           43          137
Unlock                                         (9)        (286)         (43)
Amortization charged to income                  2          (96)         (20)
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $197         $194         $533
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly those that will be decided by a jury, many of the matters specifically identified below purport to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories and damages models. The alleged damages typically are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. Most are in the earliest stages of litigation, with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages. In many, the Company has not yet answered the complaint or asserted its defenses, and fact discovery is still in progress or has not yet begun. Accordingly, unless otherwise specified below, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of these matters.

10. COMMITMENTS AND CONTINGENCIES

MUTUAL FUND FEES LITIGATION - In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. Plaintiff seeks to rescind the investment management agreements and distribution plans between the Company and the six mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation the Company received. The Company disputes the allegations and has moved to dismiss the complaint.

STRUCTURED SETTLEMENT CLASS ACTION LITIGATION - In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from the Company ("Structured Settlements"). The operative complaint alleged that since 1997 the Company deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserted claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The district court certified a class for the RICO and fraud claims in March 2009, and the Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. In April 2010, the parties reached an agreement in principle to settle on a nationwide class basis, under which the Company would pay $54 in exchange for a full release and dismissal of the litigation. The $54 was accrued in the first quarter of 2010. The settlement received final court approval in September 2010 and was paid in the third quarter of 2010.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2010, is $254. Of this $254, the legal entities have posted collateral of $284 in the normal course of business. Based on derivative market values as of December 31, 2010, a downgrade of one level below the current financial strength ratings by either Moody's or S&P would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $15, $25 and $14 for the years ended December 31, 2010, 2009 and 2008, respectively. Future minimum lease commitments are as follows:

2011                                                                         $13
2012                                                                           9
2013                                                                           6
2014                                                                           3
2015                                                                          --
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $31
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2010, the Company has outstanding commitments totaling $891, of which $491 is committed to fund mortgage loans, largely commercial whole loans expected to fund in the first half of 2011. Additionally, $354 is committed to fund limited partnerships and other alternative investments, which may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with mortgage loans and private placement securities. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the liability balance was $7 and $7, respectively. As of December 31, 2010 and 2009, $9 and $10, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

RESULTS

Income tax expense (benefit) is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                                             $49                      $300                     $(682)
    -- International                                                   5                        --                        --
                                                                  ------                 ---------                 ---------
                                              TOTAL CURRENT           54                       300                      (682)
                                                                  ------                 ---------                 ---------
 Deferred -- U.S. Federal Excluding NOL Carryforward                 175                    (2,387)                     (779)
     -- Net Operating Loss Carryforward                               (1)                      688                      (719)
                                                                  ------                 ---------                 ---------
                                             TOTAL DEFERRED          174                    (1,699)                   (1,498)
                                                                  ------                 ---------                 ---------
                         TOTAL INCOME TAX EXPENSE (BENEFIT)         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2010            2009
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $531            $596
Net unrealized loss on investments                       --           1,258
Investment-related items                              2,140           1,637
NOL Carryover                                            83              80
Minimum tax credit                                      542             514
Capital Loss Carryforward                                --             256
Foreign tax credit carryovers                            --              50
Depreciable & Amortizable assets                         48              59
Other                                                     1              35
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,345           4,485
                             VALUATION ALLOWANCE       (139)            (80)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,206           4,405
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,000)         (1,302)
Net unrealized loss on investments                       (5)             --
Employee benefits                                       (33)            (37)
Other                                                   (30)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,068)         (1,339)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET     $2,138          $3,066
                                                  ---------       ---------

As of December 31, 2010 and 2009, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $310 and $290, which have no expiration.

If the Company were to follow a "separate entity" approach, it would have to record no additional valuation allowance as of December 31, 2010 and $387 related to realized capital losses as of December 31, 2009. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $65 and $500 for 2010, 2009 and 2008, respectively.

The Company has recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $139 as of December 31, 2010 and $80 as of December 31, 2009. The increase in the valuation allowance during 2010 was triggered by the recognition of additional realized losses on investment securities which were incurred in the first quarter. In assessing the need for a valuation allowance, The Hartford's management considered future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, and taxable income in prior carryback years, as well as tax planning strategies that include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations, such as asset-liability matching, and the sales of certain corporate assets, including a subsidiary. Such tax planning strategies are viewed by The Hartford's management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. Future economic conditions and debt-market volatility can adversely impact The Hartford's tax planning strategies and in particular The Hartford's ability to utilize tax benefits on previously recognized realized capital losses.

The Company had a current income tax receivable of $258 as of December 31, 2010 and a current tax payable of $15 as of December 31, 2009.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at the U.S. federal statutory rate                    $329                   $(1,243)                  $(2,005)
Dividends received deduction                                        (145)                     (181)                     (176)
Penalties                                                             --                        --                        --
Foreign related investments                                            3                        28                         3
Valuation Allowance                                                   58                        31                        31
Other                                                                (17)                      (34)                      (33)
                                                                  ------                 ---------                 ---------
                                                      TOTAL         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

12. DEBT

CONSUMER NOTES

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2010, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2010 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $62 in 2011, $155 in 2012, $78 in 2013, $17 in 2014 and $70 thereafter. For 2010, 2009 and 2008, interest credited to holders of consumer notes was $25, $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2009 and 2008, and the statutory capital and surplus amounts as of December 31, 2009 and 2008 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2010 the statutory capital and surplus amounts as of December 31, 2010 are estimates, as the respective 2010 statutory filings have not yet been made.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                     2010                    2009                     2008
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                   $208                  $1,866                  $(4,512)
                                                                    -------                 -------                 --------
Statutory capital and surplus                                        $5,832                  $5,365                   $4,073
                                                                    -------                 -------                 --------

Statutory accounting practices do not consolidate the net income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income
(loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss). The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes - Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $815 in dividends in 2011 without prior approval from the applicable insurance commissioner. In 2010, the Company received dividends of $72 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $676 in 2011. However, because the Company's earned surplus is negative as of December 31, 2010, the Company will not be permitted to pay any dividends to its parent in 2011 without prior approval from the Connecticut Insurance Commissioner. In 2010, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company is included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $43, $32 and $24 for the years ended December 31, 2010, 2009 and 2008, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life Insurance Company for this plan was approximately $13, $13 and $10 for the years ended December 31, 2010, 2009 and 2008, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $25 and $18 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $7 and $5 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2010, 2009 and 2008, the Company had $53, $50 and $49 of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2010, 2009, and 2008, the Company recorded earned premiums of $18, $285, and $461 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, Hartford Life Insurance Company sold fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product was written by the HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., and subsequently reinsured to the Company. As of December 31, 2010 and 2009, $2.7 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK. Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders and the GMDB riders on covered contracts that have an associated GMIB rider issued by HLIKK on its variable annuity business. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005. This agreement contains a tiered reinsurance premium structure. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2010, 2009 and 2008 is $2.6 billion, $1.4 billion and $2.6 billion, respectively.

In addition to this agreement, HLAI has two additional reinsurance agreements with HLIKK, one to assume 100% of the GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The second agreement is for HLAI to assume 100% of the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The GMAB, GMIB and GMWB reinsurance is accounted for as freestanding derivatives at fair value. The fair value of the GMAB was a liability of $1, $1, $1 and GMWB was a liability of $21, $13, $34 at December 31, 2010, 2009 and 2008, respectively. The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance

Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $54, $52, $14 and net amount at risk for the assumed GMDB reinsurance was $4.1 billion, $2.7 billion, $4.3 billion at December 31, 2010, 2009 and 2008, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force GMWB and GMDB riders issued by HLL on its variable annuity business. While the form of the agreement between HLAI and HLL for GMWB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMWB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMWB liability at December 31, 2010 is $21.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, which are reinsured to HLAI.

- Variable annuity contract rider benefits written by HLL, which are reinsured to HLAI as of November 1, 2010

- Annuitizations of, and certain other settlement options offered under, deferred annuity contracts.

Under modco, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business. These modco adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2010 the impact of this transaction was an increase to earnings of $570 after-tax. Included in this amount are net realized capital gains of $546, which represents the change in valuation of the derivative, associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $(864), $78, $1.7 billion and $182, $600, and $761 at December 31, 2010 and December 31, 2009,
respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                                     2010         2009 (1)
--------------------------------------------------------------------------------
Fee income and other                                   $ --             $84
Earned premiums                                         (56)            (62)
Net realized gains (losses)                             546            (629)
                                                    -------       ---------
                                    TOTAL REVENUES      490            (607)
Benefits, losses and loss adjustment expenses           (40)            (51)
Amortization of deferred policy acquisition costs        --           1,883
 and present value of future profits
Insurance operating costs and other expenses           (348)             (9)
                                                    -------       ---------
                                    TOTAL EXPENSES     (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES                       878          (2,430)
Income tax expense (benefit)                            308            (851)
                                                    -------       ---------
                                 NET INCOME (LOSS)     $570         $(1,579)
                                                    -------       ---------

(1) At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI, a subsidiary insurance company ("Ceding Company"), entered into a modco agreement with funds withheld with an affiliate captive reinsurer, Champlain Life Reinsurance Company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR ENDED DECEMBER
                                                                  31, 2009   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2010.

18. SALE OF JOINT VENTURE

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Global Annuity reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                    FOR THE YEARS ENDED DECEMBER 31,
                             2010                 2009                 2008
--------------------------------------------------------------------------------
REVENUES
Fee income and other          $36                  $29                  $32
Net realized capital
 losses                        --                   (1)                  --
                             ----                 ----                 ----
        TOTAL REVENUES         36                   28                   32
BENEFITS, LOSSES AND
 EXPENSES
Insurance operating
 and other expenses            28                   24                   29
Amortization of
 deferred policy
 acquisition costs and
 present value of
 future profits                17                   11                   10
                             ----                 ----                 ----
TOTAL BENEFITS, LOSSES
          AND EXPENSES         45                   35                   39
    LOSS BEFORE INCOME
                 TAXES         (9)                  (7)                  (7)
Income tax benefit             (3)                  (2)                  (2)
                             ----                 ----                 ----
  LOSS FROM OPERATIONS
       OF DISCONTINUED
    OPERATIONS, NET OF
                   TAX         (6)                  (5)                  (5)
Net realized capital
 gain on disposal, net
 of tax                        37                   --                   --
                             ----                 ----                 ----
    INCOME (LOSS) FROM
          DISCONTINUED
    OPERATIONS, NET OF
                   TAX        $31                  $(5)                 $(5)
                             ----                 ----                 ----

20. QUARTERLY RESULTS FOR 2010 AND 2009 (UNAUDITED)

                                                                 THREE MONTHS ENDED
                                          MARCH 31,                   JUNE 30,                  SEPTEMBER 30,
                                     2010          2009          2010          2009          2010          2009
-----------------------------------------------------------------------------------------------------------------
Total revenues                       $1,247        $3,143        $2,204        $1,709        $1,229          $384
Total benefits, losses and
 expenses                            $1,237        $3,514        $2,393        $1,399          $689        $1,544
Income (loss) from continuing
 operations, net of tax                 $(7)        $(200)         $(84)         $215          $379         $(714)
Income (loss) from
 discontinued operations, net
 of tax                                 $(1)          $(8)          $(1)           $2           $(3)           $4
Net income (loss)                       $(8)        $(208)         $(85)         $217          $376         $(710)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $1            $5            $3            $1            $2            $3
Net income (loss)
 attributable to Hartford
 Life Insurance Company                 $(9)        $(213)         $(88)         $216          $374         $(713)
                                    -------       -------       -------       -------       -------       -------

                                   THREE MONTHS ENDED
                                         DECEMBER 31,
                                     2010           2009
-----------------------------  --------------------------------
Total revenues                       $1,301           $836
Total benefits, losses and
 expenses                              $713         $3,156
Income (loss) from continuing
 operations, net of tax                $433        $(1,443)
Income (loss) from
 discontinued operations, net
 of tax                                 $36            $(3)
Net income (loss)                      $469        $(1,446)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $2             $1
Net income (loss)
 attributable to Hartford
 Life Insurance Company                $467        $(1,447)
                                    -------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)    All financial statements to be filed by Amendment.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(3)
       (3)    (b) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(3)
       (6)    (b) Bylaws of Hartford.(3)
       (7)    Form of Reinsurance Agreement.(3)
       (8)    (a) Form of Participation Agreement.(5)
              (b) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)
              (c) Guarantee between Hartford Life Insurance Company and ITT
                  Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
              (d) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
              (e) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
              (f) Capital Maintenance Agreement by and between Hartford Life
                  Insurance Company and Hartford Life, Inc. dated March 12, 2001.(6)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, filed on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, filed May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement, File No. 333-148564, filed on February 9, 2009.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-119414, dated April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage                 Senior Vice President
Christopher S. Brown                Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman                  Senior Vice President
Shaun C. Clasby                     Vice President
Jared A. Collins                    Vice President
Jean A. Conaty                      Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Tamara L. Fagely                    Vice President
Richard D. Fergesen                 Vice President
Michael Fish                        Actuary, Vice President
Bradford J. Galiney                 Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
John Glooch                         Vice President
Andrew S. Golfin, Jr.               Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Ronald P. Herrmann                  Vice President
Andrew Hersey                       Vice President
Michael J. Hession                  Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Kristine J. Kelliher                Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
David R. Kryzanski                  Vice President
David Lafrennie                     Vice President
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Christopher M. Lewis                Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun                    Vice President
Patrick H. McEvoy                   Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Harry S. Monti, Jr.                 Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Thomas C. Peloquin                  Vice President/Financial Management
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini                    Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden                      Vice President
John P. Rogers                      Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields                     Corporate Secretary, Asssistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Robert R. Siracusa                  Vice President
Mark M. Socha                       Vice President
Kenneth J. Somers                   Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Joanie Wieleba                      Vice President
Scott D. Witter                     Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-168986, filed on April 15, 2011.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2011, there were 189,402 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Executive Vice President/Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle (1)            Vice President
Jared A. Collins (2)              Vice President
Christopher S. Conner (3)         AML Compliance Officer and Chief Compliance Officer
James Davey (1)                   Director
Vernon Meyer (1)                  Senior Vice President
Robert W. Paiano (4)              Treasurer
Sharon A. Ritchey (1)             President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine (1)                Chief Legal Officer -- Broker/Dealer and Secretary
Martin A. Swanson (1)             Vice President/Marketing
Diane E. Tatelman (1)             Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2011.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Richard J. Wirth
       Chief Executive Officer, President          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer,
 Senior Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*                         *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
David N. Levenson, Chief Executive Officer,                               Richard J. Wirth
 President, Chairman of the Board, Director*                              Attorney-in-Fact
Gregory McGreevey, Executive Vice President,                       Date:  April 22, 2011
 Chief Investment Officer, Director*

333-101923

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.